File No. 2-95943; 811-4231


                    SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, DC   20549

                              FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 21

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 21


                          The Rightime Fund, Inc.
     ------------------------------------------------------------------
               Exact Name of Registrant as Specified in Chapter)

               218 Glenside Avenue, Wyncote, PA  19095-1594
     ------------------------------------------------------------------
               (Address of Principal Executive Office)(Zip Code)

Registrant's Telephone Number, Including Area Code (215) 572-7288
                                                      ----------------
            David J. Rights, President; The Rightime Fund, Inc.;
               218 Glenside Avenue, Wyncote, PA  19095-1594
       ------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Please send copies of all communications to:

          Steven M. Felsenstein, Esquire
          Stradley, Ronon, Stevens & Young, LLP
          2600 One Commerce Square
          Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering:  Upon effectiveness of this amendment.
                                               ------------------
It is proposed that this filing will become effective
          (check appropriate box)

              immediately upon filing pursuant to paragraph (b).
         ----
           X  on March 1, 1996 pursuant to paragraph (b).
         ----
              60 days after filing pursuant to paragraph (a)(1).
         ----
              on       pursuant to paragraph (a)(1).
         -----   -----
              75 days after filing pursuant to paragraph (a)(2).
         ----
              on      pursuant to paragraph (a)(2) of Rule 485.
         -----  ------
   Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On or about December 28, 1995,
Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year.


                           TABLE OF CONTENTS

                            TO FORM N-1A


                            The Facing Page


1 -  Cross Reference Sheet

2 - Part A - Prospectus

3 -  Part B - Statement of Additional
     Information

4 -  Part C - Other Information

5 -  Signature Page

Exhibits


                              CROSS REFERENCE SHEET

N-1A
Item No.          Caption or Location in Prospectus

Part A
------
1               Cover

2               Highlights; Expense Table

   3               Financial Highlights; Performance

4 Prospectus Cover; Investment Objectives and Policies of each Fund; Investment Restrictions

5               Board of Directors; Investment Advisor; Administrator;
                Distribution of Shares; Transfer and Dividend
                Disbursing Agent; Custodian; General Operations

6               Capital Stock; Dividends, Distributions and Taxes

7 Determination of Net Asset Value and Public Offering Price; How to Purchase Shares

8               Redemption of Shares

9               N/A


Part B
------

10               Cover

11               Table of Contents

12               N/A

   13               Cover; The Fund's Investments; Investment Restrictions

14               Distributor; Transfer and Dividend Disbursing Agent;
                 Officers and Directors of the Fund

15               General Information

16               Investment Advisor

17               Allocation of Portfolio Brokerage

18               N/A

   19 Purchase of Shares; Exchange of Shares; Determination of Net Asset Value; Public Offering Price

20               N/A

21               Distributor

22               Performance

   23            Financial Statements


Part C
------

               Items 24 through 32 have been answered in order in Part C.






                                  Rightime
                               Family of Funds




                                 Prospectus
                               March 1, 1996

 * Rightime Fund

 * Blue Chip Fund

 * Social Awareness Fund

 * MidCap Fund

 * Government Securities Fund

                         Printed on recycled paper



Rightime
Family of Funds



                                 PROSPECTUS PROSPECTUS DATED March 1, 1996

                               THE RIGHTIME FAMILY
              218 Glenside Ave., Wyncote, Pennsylvania 19095-1595
           Telephone the Distributor at (215) 887-8111 or (800) 242-1421

The Rightime Fund, Inc., is an open-end diversified management investment company. It was organized as a series Maryland Corporation on November 15, 1984 and currently offers shares of multiple Series
(hereinafter a "Fund" or "Series"), each of which has a specific investment objective. There is no assurance the objectives will be achieved.

The Rightime Fund. The objective of the Fund is to achieve for its investors a high total return consistent with reasonable risk. The Fund uses a variety of investment techniques in an effort to balance portfolio risks and to hedge market risks. The Fund seeks to achieve its objective by concentrating in shares of registered investment companies and by making other investments selected in accordance with the Fund's investment policies and restrictions. (See "Investment Objectives and Policies of Each Fund.")

The Rightime Blue Chip Fund. The objective of the Fund is to achieve for its investors a high total return consistent with reasonable risk. The Fund uses a variety of investment techniques in an effort to balance portfolio risks and to hedge market risks. The Fund seeks to achieve its objective by investing in securities of well known and established companies ("Blue Chips") and by making other investments selected in accordance with the Fund's investment policies and restrictions. (See "Investment Objectives and Policies of Each Fund.")

The Rightime Social Awareness Fund. The objective of the Fund is to achieve for its investors growth of capital and its secondary objective is current income, consistent with reasonable risk. The Fund uses a variety of investment techniques in an effort to balance portfolio risks and to hedge market risks. The Fund seeks to achieve its objective by investing in securities of companies with prospects for above-average capital growth which, in the opinion of the Fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life, and by making other investments selected in accordance with the Fund's investment policies and restrictions and social criteria. (See "Investment Objectives and Policies of Each Fund.")

The Rightime MidCap Fund. The objective of the Fund is to achieve for its investors a high total return consistent with reasonable risk. The Fund uses a variety of investment techniques in an effort to balance portfolio risks and to hedge market risks. The Fund seeks to achieve its objective by investing in securities of companies with medium-size market capitalization ("MidCaps") and by making other investments selected in accordance with the Fund's investment policies and restrictions. (See "Investment Objectives and Policies of Each Fund.")

The Rightime Government Securities Fund. The objective of the Fund is to achieve for its investors high current income consistent with safety and liquidity of principal. The Fund seeks to achieve this objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities or secured by such securities, and by investing in and by earning premiums from transactions involving related options, futures and options on futures. (See "Investment Objectives and Policies of Each Fund.")

                              *  *  *  *  *

Shares of each Fund may be purchased or redeemed at any time. Purchases will be effected at the public offering price, and redemptions will be effected at net asset value next determined following receipt of the investor's request (See "Determination of Net Asset Value," "How to Purchase Shares," and "Redemption or Repurchase of Shares").

------------------------------------------------------------------------

The Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read and retain this Prospectus for future reference.

More information about the Fund has been filed with the Securities and Exchange Commission, and is contained in the "Statement of Additional Information," dated March 1, 1996, which is available at no charge upon written request to the Fund. The Fund's Statement of Additional
Information is incorporated herein by reference.

-----------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-----------------------------------------------------------------------




EXPENSE TABLE

                                             Government           Blue         Social
                                Rightime     Securities           Chip      Awareness         MidCap
                                    Fund           Fund           Fund           Fund           Fund
                                --------       --------       --------    -----------     ----------

A. Shareholder
   Transaction Expenses

Maximum Sales Load
   Imposed on Purchases
(as a percentage
 of offering price)                None           4.75%          4.75%          4.75%          4.75%
B. Annual Fund
   Operating Expenses
  (as a percentage
  of average net assets)

Advisory Fees                      0.50%          0.40%          0.50%          0.50%          0.50%

12b-1 Fees (including
  Distribution Fees and 0.25%,
 Shareholder Servicing Fees)       0.75%          0.25%          0.50%          0.50%          0.50%

Other Expenses (including
  Administration Fees
 Paid to Affiliates)               1.22%          1.25%          1.17%          1.75%          1.19%

Total Fund Operating Expenses      2.47%          1.90%          2.17%          2.75%          2.19%

C.Example: You would pay the
  following expenses on
  a $1,000 investment assuming
  (1) 5% annual return and
  (2) redemption at
  end of time period
1 Year                              $ 25           $ 66           $ 69           $ 74           $ 69
3 Years                             $ 77           $105           $112           $129           $113
5 Years                             $132           $146           $159           $186           $160
10 Years                            $281           $260           $287           $342           $289




----------------
The purpose of the table is to assist the investor in understanding the various costs and expenses that an investor in The Funds will bear directly or indirectly. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The fees incurred by the Social Awareness Fund and the MidCap Fund may be higher than those incurred by similar type funds. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

The following information for each of the periods, as indicated below, during the five year period ended October 31, 1995 have been examined by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears in the Funds' Annual Report to shareholders for the period ended October 31, 1995 and is incorporated by reference in this prospectus.



                                                    Net   Net Realized                 Distributions
Year                           Net Asset     Investment and Unrealized          Total       from Net
Ended                              Value         Income    Gain (Loss)           from     Investment
October 31                Beg. of Period      (Loss)(a) on Investments     Operations        Income)
----------                  ------------   ------------   ------------      ---------    -----------
The Rightime Fund
1995                              $35.50         $(0.10)        $ 7.21         $ 7.11       $(0.30)%
1994                               37.42           0.29          (0.49)         (0.20)          --
1993                               34.70          (0.32)          5.47           5.15        (0.05)9
1992                               37.33           0.06           2.16           2.22        (0.17)5
1991                               31.82           0.16           7.43           7.59        (0.61)1
1990                               32.52           0.95          (1.30)         (0.36)       (0.35))
1989                               31.86           0.05*          1.53           1.58        (0.04)5
1988                               34.35           0.25           1.90           2.15        (0.39) 7
1987                               32.05           0.51           3.73           4.24           -- 5
1986                               25.87          (0.53)*         6.96           6.43           -- 4

The Rightime Government
  Securities Fund
1995                              $12.93          $0.68         $ 0.08         $ 0.76       $(0.63)%
1994                               14.31           0.61          (1.34)         (0.73)       (0.65)
1993                               13.16           0.66           1.21           1.87        (0.72)0
1992                               12.86           0.71           0.19           0.90        (0.60)0
1991                               12.63           0.82           0.17           0.99        (0.76)4
1990                               14.97           0.85          (1.85)         (1.00)       (0.88)
1989                               13.61           0.95           1.10           2.05        (0.89)8
1988                               13.49           0.93           0.41           1.34        (1.02)2
1987(1)                            15.00           0.96          (1.62)         (0.66)       (0.85)0

The Rightime
  Blue Chip Fund
1995                              $33.08          $0.35         $ 5.66          $6.01       $(0.46)%
1994                               33.14           0.39          (0.04)          0.35        (0.23)6
1993                               29.70           0.26           3.41           3.67        (0.23)1
1992                               28.22           0.25           1.55           1.80        (0.32)1
1991                               26.23           0.32           4.53           4.85        (0.55)7
1990                               27.24           0.44           0.34           0.78        (0.47)8
1989                               26.81           0.45           1.59           2.04        (1.61)2
1988                               25.28           1.66          (0.02)          1.66        (0.13)0
1987(2)                            25.00           0.28             --           0.28           -- 2

The Rightime
  Social Awareness Fund
1995                              $26.84          $0.08         $ 5.91         $ 5.99       $(0.46)%
1994                               29.07           0.33          (0.72)         (0.39)          --
1993                               29.64          (0.02)          1.76           1.74        (0.04)2
1992                               25.56           0.12           4.30           4.42        (0.23)3
1991                               22.29           0.16           3.51           3.67        (0.40)9
1990(3)                            25.00           0.32          (3.03)         (2.71)          --

The Rightime MidCap Fund
1995                              $28.44         $ 0.26         $ 5.25         $ 5.51       $(0.45)%
1994                               31.07           0.32          (0.78)         (0.46)          --
1993                               27.08          (0.03)          4.80           4.77        (0.05)3
1992(4)                            25.00           0.03           2.07           2.10        (0.02)0




                           Distributions  Distributions
Year                                from           from                     Net Asset
Ended                           Realized        Paid-in          Total          Value          Total
October 31                 Capital Gains     Capital(b)  Distributions  End of Period      Return(c)
----------                   -----------     ----------   ------------   ------------       --------
The Rightime Fund
1995                             $(4.76)         $  --         $(5.06)         $37.55          23.38%
1994                              (1.72)            --          (1.72)          35.50          (0.48)
1993                              (2.38)            --          (2.43)          37.42          15.49
1992                              (4.68)            --          (4.85)          34.70           6.15
1991                              (1.47)            --          (2.08)          37.33          25.21
1990                                  --             --         (0.35)          31.82          (1.10)
1989                              (0.78)         (0.10)         (0.92)          32.52           5.25
1988                              (3.97)         (0.28)         (4.64)          31.86           6.37
1987                              (1.94)             --         (1.94)          34.35          14.05
1986                              (0.20)         (0.05)         (0.25)          32.05          24.94

The Rightime Government
  Securities Fund
1995                              $  --          $  --         $(0.63)         $13.06           6.00%
1994                                 --             --          (0.65)          12.93          (5.15)
1993                                 --             --          (0.72)          14.31          14.60
1992                                 --             --          (0.60)          13.16           7.20
1991                                 --             --          (0.76)          12.86           8.14
1990                              (0.46)            --          (1.34)          12.63          (7.13)
1989                                 --             --          (0.89)          14.97          15.38
1988                                 --             --          (1.02)          13.81          10.32
1987(1)                              --             --          (0.85)          13.49           2.30

The Rightime
  Blue Chip Fund
1995                             $(5.79)         $  --         $(6.25)         $32.84         22.31%
1994                              (0.18)            --          (0.41)          33.08           1.06
1993                                 --             --          (0.23)          33.14          12.41
1992                                 --             --          (0.32)          29.70           6.41
1991                              (2.31)            --          (2.86)          28.22          20.27
1990                              (1.32)            --          (1.79)          26.23           2.68
1989                                 --             --          (1.61)          27.24           8.42
1988                                 --             --          (0.13)          26.81           6.50
1987(2)                              --             --           0.00           25.28           1.12

The Rightime
  Social Awareness Fund
1995                              $  --          $  --         $(0.46)         $32.37          22.70%
1994                              (1.84)            --          (1.84)          26.84          (1.27)
1993                              (2.27)            --          (2.31)          29.07           5.82
1992                              (0.11)            --          (0.34)          29.64          17.43
1991                                 --             --          (0.40)          25.56          16.69
1990(3)                              --             --           0.00           22.29         (10.84)

The Rightime MidCap Fund
1995                             $(0.55)         $  --         $(1.00)         $32.95          20.07%
1994                              (2.17)            --          (2.17)          28.44          (1.38)
1993                              (0.73)            --          (0.78)          31.07          17.93
1992(4)                              --             --          (0.02)          27.08           8.40

(

a) The Advisor reimbursed the respective Funds for a portion of the Funds' expenses during certain periods.

(b) Distributions from Paid-in Capital result from required distributions for federal excise tax purposes in excess of book income.
The Rightime Fund's statement of changes in net assets and selected per share data for the year ended October 31, 1988 have been restated to reflect a reclass of the distribution from net investment income to a distribution from paid-in capital for the reason explained above.

(c)  Excludes sales charge.

*   Based on average monthly shares

(1)  Inception of Fund was January 2, 1987

(2)  Inception of Fund was July 22, 1987

(3)  Inception of Fund was March 1,1990

(4)  Inception of Fund was November 11, 1991









FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                     Expenses to Average         Net Investment Income
                                          Net Assets          (Loss) to Average Net Assets
                                ----------------------------  ----------------------------
             Net Assets at the         Before          After         Before          After      Portfolio
RATIOS           End of Period  Reimbursement  Reimbursement  Reimbursement  Reimbursement       Turnover
----------      --------------  -------------  -------------  -------------  -------------       --------
The Rightime
  Fund
1995              $158,966,039           2.47%          2.47%         (0.27)%        (0.27)%         9.45%
1994               149,207,566           2.51           2.51           0.78           0.78          11.50
1993               172,178,567           2.52           2.52          (0.83)         (0.83)          1.86
1992               170,955,840           2.56           2.56           0.15           0.15          72.63
1991               162,972,329           2.67           2.67           0.45           0.45         136.19
1990               134,295,952           2.67           2.67           1.52           1.52         383.38
1989               166,638,724           2.58           2.58           0.14           0.14         168.23
1988               284,923,878           2.58           2.58           0.53           0.53         187.25
1987               211,223,753           2.55           2.55           1.20           1.20         166.24
1986               145,238,370           2.77           2.77          (1.63)         (1.63)        231.00

The Rightime
  Government
  Securities Fund
1995              $ 18,632,859           1.90%          1.90%          5.29%          5.29%         77.98%
1994                25,746,377           1.90           1.90           4.62           4.62         216.70
1993                33,934,808           1.98           1.98           4.72           4.72         120.80
1992                30.312,805           2.03           2.03           5.53           5.53         126.25
1991                42,234,866           1.82           1.82           5.55           5.55         309.57
1990                49,625,703           1.85           1.85           6.32           6.32         420.13
1989                35,476,441           1.99           1.99           6.63           6.63         451.57
1988                14,152,947           2.07           1.60           6.11           6.58         476.12
1987(1)              8,409,503           1.89*          0.12*          6.71*          8.48*        111.45

The Rightime
  Blue Chip Fund
1995              $249,619,271           2.17%          2.17%          1.13%          1.13%         17.52%
1994               221,681,939           2.22           2.22           1.16           1.16           0.98
1993               223,687,834           2.16           2.16           0.72           0.72           1.97
1992               211,481,090           2.25           2.25           0.87           0.87             --
1991               187,307,234           2.27           2.27           1.30           1.30          34.07
1990               128,771,363           2.35           2.35           4.36           4.36         257.91
1989                94,493,124           2.38           2.38           2.32           2.32         232.92
1988                70,136,312           2.66           2.56           9.61           9.71       1,314.65
1987(2)             16,451,589           2.76*          2.08*          3.84*          4.52*            --

The Rightime
  Social
  Awareness Fund
1995              $  7,378,063           2.75%          2.75%          0.32%          0.32%         36.49%
1994                 7,221,772           2.56           2.56           1.04           1.04          54.85
1993                10,556,506           2.40           2.40          (0.19)         (0.19)        238.52
1992                 6,525,545           2.49           2.49           0.45           0.45         276.62
1991                 5,770,249           2.88           2.88           0.63           0.63         247.22
1990(3)              5,491,349           2.85*          2.85*          2.36*         2.36*         734.44

The Rightime
  MidCap Fund
1995              $ 75,086,295           2.19%          2.19%          0.84%          0.84%         24.67%
1994                65,252,084           2.28           2.28           1.14           1.14           0.75
1993                62,124,470           2.28           2.28          (0.19)         (0.19)         38.79
1992(4)             31,311,779           2.34*          2.34*          0.17*          0.17*         35.10

* Annualized

(1) Inception of fund was January 2, 1987

(2) Inception of fund was July 22, 1987

(3) Inception of fund was March 1, 1990

(4) Inception of fund was November 11, 1991






                                    HIGHLIGHTS
                             INVESTMENT OBJECTIVE

The Rightime Fund

The Fund's objective is to achieve for its investors a high total return consistent with reasonable risk. The Fund seeks to achieve its objective by concentrating in shares of registered investment companies and by making other investments selected in accordance with the Fund's investment policies and restrictions.

The Rightime Blue Chip Fund

The Fund's objective is to achieve for its investors a high total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing in securities of well-known and established companies ("Blue Chips") and by making other investments selected in accordance with the Fund's investment policies and restrictions.

The Rightime Social Awareness Fund.

The Fund's objective is to achieve for its investors growth of capital and its secondary objective is current income, consistent with reasonable risk. The Fund seeks to achieve its objective by investing in securities of companies with prospects for above-average capital growth which, in the opinion of the Fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life, and by making other investments selected in accordance with the Fund's investment policies and restrictions and social criteria.

The Rightime MidCap Fund

The Fund's objective is to achieve for its investors a high total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing in securities of companies with medium-size market capitalization ("MidCaps") and by making other investments selected in accordance with the Fund's investment policies and restrictions.

The Rightime Government Securities Fund

The Fund's objective is to achieve for its investors a high current income consistent with safety and liquidity of principal. The Fund seeks to achieve this objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("Government Securities"), investing in securities secured by Government Securities (such as repurchase agreements), and by engaging in transactions involving related options, futures and options on futures. The shares of the Fund are not issued by the U.S. Government, nor is the Fund's net asset value guaranteed by the U.S. Government.

Investment Policies

The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund will vary their investment strategies, including their hedging activities, in an effort to generate a high total return, and The Rightime Social Awareness Fund will vary its investment strategies, including hedging activities, in an effort to achieve growth of capital and other returns, consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the respective Fund's portfolio of equity securities (investment company securities for The Rightime Fund, Blue Chip securities for The Rightime Blue Chip Fund and MidCap securities for The Rightime MidCap Fund), cash equivalents (such as repurchase agreements or certificates of deposit), cash, stocks, bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon. The Funds are unable to predict what portion of their total return will consist of income, short term capital gains or long term capital gains. Each Fund will seek to take advantage of opportunities to achieve its objective by establishing an "aggressive" portfolio strategy during periods when the Funds' investment advisor (Rightime Econometrics, Inc.) anticipates a generally rising trend in securities markets which will produce income or gains contributing to the Fund's return. Each Fund will evaluate its efforts to achieve its objective against the risks it must bear to generate that return. Each Fund will seek to take advantage of opportunities for dividend or interest income and stability of principal by establishing a "conservative" portfolio strategy during periods of time when the Fund's investment advisor anticipates a generally declining trend in securities markets, emphasizing protection of gains and income over gains. While each Fund will continue to seek its objective, it will do so by using investment strategies which the advisor believes offer protection from risk and offer more conservative expectations. In addition, when the investment advisor anticipates volatile or abnormal market conditions, each Fund may adopt a temporary "defensive" posture which accords a priority to protecting the inherent value of the Fund's capital. (See "Investment Objectives and Policies" and "Investment Restrictions.")

The Rightime Government Securities Fund will invest its assets primarily in U.S. Government Securities, including such securities purchased on a delayed delivery basis, or repurchase agreements secured by such securities. Government Securities include (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years), and separated or divided U.S. Treasury securities (stripped by the U.S. Treasury), whose payments of principal and interest are all backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association (generally referred to as "GNMA"); some of which are supported by the right of the issuer to borrow from the U. S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association. The Fund may write covered call and put options and purchase call and put options on Government Securities in an effort to increase current income and to reduce fluctuations in net asset value. The Fund may protect against anticipated declines in the value of securities held or increases in the cost of securities to be acquired by hedging through purchase or sale of futures contracts on Government Securities and related options. The Fund may temporarily take a defensive position by investing a greater portion of its assets in cash, short-term Government Securities and related repurchase agreements or by otherwise reducing the general maturity of its portfolio.

The Rightime Fund has paid returns of capital in recent years and may do so in the future. Distributions made by a fund which constitute a return of capital will reduce the fund's net assets and may impair its ability to achieve its investment objective concerning preservation of capital or capital appreciation.

How to Invest

Shares of each Fund are distributed by Lincoln Investment Planning, the Distributor, and selected dealers. The minimum initial investment is $2,000 and subsequent purchases must be at least $100. Each fund may waive such minimums for tax qualified plans such as individual retirement accounts. Accounts worth less than the minimum initial investment may be subject to an annual maintenance fee. (See "How to Purchase Shares").

There is no sales load assessed on The Rightime Fund (though the Fund does bear a portion of the costs of distributing its shares through a monthly fee at up to a maximum annualized rate of .75% of the Fund's net assets). Purchases are made at the net asset value per share next computed after receipt of an order by the Fund's Distributor. There is a sales load assessed on The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund and The Rightime Government Securities Fund. Purchases are made at the offering price which reflects a maximum sales charge of 4.75% (4.99% of amount invested). Lower sales charges apply for larger purchases. The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund bear a portion of the costs of distributing their respective shares through a monthly fee at up to a maximum annualized rate of .50% of each Fund's net assets. The Rightime Government Securities Fund bears a portion of the costs of distributing its shares through a monthly fee at up to a maximum annualized rate of .25% of the Fund's net assets.

Waiver of Initial Sales Load for TIAA/CREF Purchases

Through March 1, 1997, purchases made with proceeds from a Teacher's Insurance Annuity Association (TIAA) or College Retirement Equity Fund
(CREF) account will not incur a sales load in any fund in The Rightime Family. This includes any investment whose origin at any time was a TIAA-CREF account. Shareholders shall provide evidence that their investment had a TIAA/CREF origin within 60 days of purchase in order to take advantage of this program. Ongoing retirement plan investments in The Rightime Family after a TIAA-CREF transfer is received will not incur any sales load then assessed by a series.

Through March 1, 1997 employees of organizations who have or had a contract or agreement with The Teacher's Insurance Annuity Association
(TIAA) or The College Retirement Equity Fund (CREF) may transfer their existing 403(b) or 403(b)(7) account and make continuing new retirement contributions into any fund in The Rightime Family without incurring an initial sales charge. Additional information may be received by contacting the distributor.

Waiver of Initial Sales Load for Discontinued Managed or Timed Assets

The proceeds of a redemption of an account in an unaffiliated mutual fund may be invested in The Rightime Family of Funds without an initial sales charge through March 1, 1997 when the assets in the previous account were managed by an outside investment advisor or market timer for a minimum of one year.

Waiver of Initial Sales Loads for New Investments Maintaining Broker Dealer Continuity

The proceeds of a redemption of an account in an unaffiliated mutual fund or insurance company which had previously incurred a sales charge or other acquisition charge may be invested in The Rightime Family of Funds without an initial sales charge through March 1, 1997 provided the assets maintain broker dealer continuity and that the broker dealer confirms that the assets were not subject to a deferred sales charge from the originating mutual fund investment or annuity as a result of this activity.

How to Redeem

Shares may be redeemed by each Fund or repurchased by the Distributor at any time at the net asset value next determined after receipt of the request by the Distributor. There is no charge for redemptions by the Fund or repurchases by the Distributor. A shareholder who submits a written authorization form available through the Distributor may make telephone redemptions of amounts in excess of $1,000.

Each Fund has the right to redeem shares in kind, and to redeem accounts reduced to less than the minimum investment (presently $2,000) when the account is not brought up to the minimum after sixty days prior notice to the shareholder. (For information regarding redemption or repurchase of shares, see "Redemption or Repurchase of Shares").

Dividends and Distributions

The net investment income of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund, if any, is distributed by an annual dividend. If net capital gains are realized, they will be distributed in an annual distribution.

The Rightime Government Securities Fund will declare and pay monthly dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once annually.

Dividends or distributions may be received in cash or by reinvestment in additional shares. (See "Dividends, Distributions and Taxes.")

Investment Advisor

Rightime Econometrics, Inc. serves as investment advisor to each Fund (managing the assets and allocating portfolio transactions). For these services, Rightime Econometrics is paid a fee at annual rates equal to a percentage of the relevant Funds' average net assets as follows: The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund - .50% of each; The Rightime Government Securities Fund - .40%. (The Funds also pay Rightime Administrators, Inc. for Administrative Services at an annualized rate of .95% for The Rightime Fund and .85% for each of The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund and .25% for The Rightime Government Securities Fund.)

Special Considerations and Risk Factors

Prospective investors should consider a number of factors:

1. Each Fund may invest in repurchase agreements which involves risk of loss if a seller defaults on its obligations under an agreement. (See "Investment Objectives and Policies of each Fund" for a discussion of the risks of repurchase agreements.)

2. Each Fund has the right to engage in futures transactions, including index futures, for hedging purposes, to attempt to balance portfolio volatility, and in connection therewith will maintain certain collateral in special accounts established by our Futures Commission Merchants in the care of our Custodian Bank. While the Fund does not engage in futures for speculative purposes, there are risks which result from the use of futures which are described in this prospectus and the Statement of Additional Information. The Fund is not registered as a commodity pool operator nor the advisor as a commodities trading advisor, in reliance upon various exemptive rules. (See "Hedging.")

3. The Rightime Fund concentrates (invests more than 25% and up to 100% of the value of its assets) in the shares of registered investment companies, is affected by their performance, and contributes to the expenses of operating those companies (including their advisory or operating fees). (See "Investment Objectives and Policies of Each Fund".) The Fund has the right to invest in investment companies which impose a sales load or sales charges. While the Fund will seek to minimize such charges, they can reduce the Fund's investment results.

4. The Rightime Government Securities Fund may invest in Government National Mortgage Association mortgage-backed certificates ("GNMA's"). Mortgage-backed securities are affected by general changes in interest rates. There is generally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates, i.e., as interest rates decline, market value increases and as interest rates rise, market value declines. The Fund cannot "lock in" long term interest rates by purchasing such securities because the average life of the underlying mortgage instrument is likely to be substantially less than the original maturity. As a result of the need to reinvest prepayment of principal generally and the possibility of significant unscheduled prepayments resulting from declines in interest rates, the Fund may have to invest such assets at current rates which may be less favorable.

5. The Funds expect a portfolio turnover rate higher than that of other funds with similar objectives. The Advisor applies a market timing approach in making investments on behalf of the Funds. (See "Investment Objectives and Policies of Each Fund.")

                           PERFORMANCE

Total return data may from time to time be included in advertisements about the Funds.

"Total return" of a series of the Fund refers to the average annual compounded rates of return over certain periods that would equate an initial amount invested at the beginning of a stated period from which the maximum sales load is deducted to the ending redeemable value of the investment. The Fund will provide total return for one, five and ten year periods, as well as from inception. Non-standardized total return quotations may also be presented for other periods, or to reflect voluntary expense limitations in effect for the Fund in question during the relevant period, or to reflect investment at reduced sales charge levels or net asset value. Any quotation of total return not reflecting the maximum sales charge, or which reflects any voluntary expense limitations, would be reduced if the maximum sales charge were used or Fund expenses were not voluntarily limited.

Each Fund may also include its yield, accompanied by its total return, in advertising and other written material. Yield will be computed by dividing the net investment income per share earned during a recent one-month period by the maximum offering price per share of the Fund (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period.

The Funds may also compare their investment performance to appropriate market indexes such as the Standard & Poor's 500 Composite Stock Price Index or the Standard & Poor's 400 MidCap Index and to appropriate mutual fund indexes; and the Funds may advertise their ranking compared to other similar mutual funds as reported by industry analysts such as Lipper Analytical Services, Inc.

All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund to other funds and other investment vehicles.

Additional information concerning performance of the Fund is contained in the Fund's Annual Report to shareholders and the Statement of Additional Information which may be obtained without charge.

            INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND

The investment objectives and policies of the Series of The Rightime Fund, Inc. offered pursuant to this prospectus are described below. The investment objective of a Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. There can be no assurance that a Fund will achieve its objective.

The Rightime Fund

The Fund's objective is to achieve for its investors a high total return consistent with reasonable risk. It seeks to achieve this objective by concentrating (investing more than 25% of the value of its assets) in shares of other registered investment companies and by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of investment companies ( including money market mutual funds), cash equivalents (such as repurchase agreements or certificates of deposit), cash, stocks, bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon. The Fund is unable to predict what portion of its total return will consist of income, short term capital gains or long term capital gains. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk in either strategy.

During periods when the investment advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an "aggressive strategy" to concentrate in a portfolio of shares which the advisor believes will benefit from such a trend. The investment advisor will use a risk adjusted analysis (which considers the relative volatility of its various investments) to evaluate the investment companies performance under various market conditions and to consider the potential reward and potential risk. The investment advisor will not select such investment companies based solely upon their previous performance. It is expected that such investment companies will generally invest more than 50% of their assets in common and/or preferred stocks. In order to make allowance for cash flow needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio the Fund may also invest up to 75% of its asset value in other investment vehicles such as common or preferred stocks of companies which are not investment companies, investment companies which are money market funds, cash equivalents, may make use of various hedging techniques or may hold its assets as cash.

When the investment advisor anticipates a generally declining trend in securities markets, it will establish a "conservative strategy" to seek to achieve the Fund's objective by investing in the shares of money market funds and other types of investment companies, and investing up to 75% in cash equivalents and by retaining cash. In applying the conservative strategy to securities selection, a greater emphasis is placed on avoiding risk, consistent with the objective of the Fund. The Fund may also seek to achieve a high total return during such a period without disturbing or restructuring the portfolio established by the Fund during an Aggressive Period by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as stocks, stock options, stock index options, stock index futures or options on such futures. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from the Fund's investments originally selected under its "Aggressive Portfolio Strategy," including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. Their use may reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are so "hedged." (See "Hedging" and "Options and Futures.")

The Fund, by investing in shares of investment companies, indirectly pays a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Fund. Thus, the Fund's investors may indirectly pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Fund attempts to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower costs and expenses than other investment companies. There can be no assurance that this result will be achieved.

The Fund must also structure its investments in other investment company shares to comply with certain provisions of federal and state securities laws. The presently applicable provisions impose limits on the amount of the investment of the Fund's assets, and those of its affiliates, in any investment company (3% of total outstanding stock of any such company) and these laws and regulations also may adversely affect the operations of the Fund with respect to purchases or redemption of shares issued by an investment company. (The underlying investment company may be allowed to delay redemption of its shares held by an investment company, such as the Fund, in excess of 1% of its total assets per month.) Consequently, when the Fund is more heavily concentrated in small investment companies, it may not be able to readily dispose of such investment company shares and may be forced to redeem Fund shares in kind to redeeming shareholders by delivering shares of investment companies that are held in the Fund's portfolio. Although the Fund may be restricted in its ability to redeem, Fund shareholders who receive shares upon redemption are not so restricted. Applicable fundamental policies are reflected in the Fund's investment restrictions.

The Fund expects that it will select the investment companies in which it will invest based, in part, upon an analysis of the past and projected performance and investment structure of the investment companies. However, the Fund must consider other factors in the selection of the investment companies. These other factors include, but are not limited to, the investment company's size, shareholder services, liquidity, investment objective and investment techniques, etc. The Fund may be affected by the losses of such underlying investment companies, and the level of risk arising from the investment practices of such investment companies (such as repurchase agreements, quality standards, or lending of securities) and has no control over the risks taken by such investment companies. The Fund can also elect to redeem (subject to the 1% limitation discussed above) its investment in an underlying investment company (or sell it if the company is a closed-end one) if that action is considered necessary or appropriate.

The Fund presently estimates that its annualized portfolio turnover rate will generally not exceed 400%. See Financial Highlights for the actual rate. Depending on market conditions, the deviation may be material. The Fund's portfolio turnover rate is expected to be higher then that of most other funds with similar objectives. The Fund may incur higher brokerage costs and such portfolio turnover may result in greater realization of gains and losses for tax purposes.

The Rightime Blue Chip Fund

The Fund's objective is to achieve for its investors a high total return consistent with reasonable risk. It seeks to achieve this objective by investing primarily in Blue Chip securities ("Blue Chips"). Blue Chips include common stocks that are included in the Standard & Poor's Daily Stock Price Index of 500 common stocks (the "S & P 500"), a widely recognized index of stock market performance, and/or that are included in the Dow Jones Industrial Average Index of 30 common stocks (the "DJIA"), a widely recognized index of general stock market movement and options, stock index options, stock index futures and options on stock index futures, based on Blue Chip common stocks. At least 65% of the Fund's assets will usually be invested in Blue Chips, and up to 100% may be so invested. Such securities generally have the following characteristics: (i) large capitalization (greater than $100 million),
(ii) history of earnings and dividends, and (iii) large number of publicly held shares and high trading volume, resulting in a high degree of liquidity. The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the Advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of Blue Chip securities, cash equivalents (such as repurchase agreements or certificates of deposit), cash, stocks, bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon. The Fund is unable to predict what portion of its total return will consist of income, short term capital gains or long term capital gains. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

During periods when the investment advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an "aggressive strategy" to invest in a portfolio of securities which the advisor believes will benefit from such a trend. In order to make allowance for cash flow needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 35% of its asset value in investment vehicles which are not Blue Chips.

When the investment advisor anticipates a generally declining trend in securities markets, it will establish a "conservative strategy" to seek to achieve the Fund's objective by investing up to 35% in securities other than Blue Chips, such as cash, cash equivalents, bonds and other debt obligations. In applying the conservative strategy to securities selection, a greater emphasis is placed on avoiding risk, consistent with the objective of the Fund. The Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established by the Fund during an Aggressive Period by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as bonds and other debt obligations, stock options, stock index options, stock index futures or options on such futures. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from the Fund's investments originally selected under its "Aggressive Portfolio Strategy," including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. Their use may reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are so "hedged." (See "Hedging" and "Options and Futures.")

The Fund presently estimates that its annualized portfolio turnover rate will generally not exceed 400%. See Financial Highlights for the actual rate. Depending on market conditions, the deviation may be material. The Fund's portfolio turnover rate is expected to be higher than that of most other funds with similar objectives. The Fund may incur higher brokerage costs and such portfolio turnover may result in greater realization of gains and losses for tax purposes.

The Rightime Social Awareness Fund

The Fund's objective is to achieve for its investors growth of capital and its secondary objective is current income, consistent with reasonable risk. It seeks to achieve its objective by investing in securities of companies with prospects for above-average capital growth, companies which the Advisor believes demonstrate the ability to exceed the average of companies in the Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a widely recognized unmanaged index of common stock prices. The Fund will attempt to invest in companies which, in the opinion of the Fund's advisor, not only meet the Fund's investment standards, but also show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life. This may include companies which conduct their business in a socially responsible manner with a demonstrable commitment to certain social issues or enterprises that make a significant contribution to society through their products and services and through the way they do business. The Fund generally seeks to invest in securities that the Advisor has determined are investments consistent with reasonable risk and offer prospects for above-average capital growth. The Fund will normally invest at least 65% of its total assets in securities of companies which satisfy the financial and social criteria described herein. The Fund will invest primarily in common stocks, but may also invest in securities convertible into common stocks, preferred stocks and other securities (as described below) selected by the Fund's investment advisor generally on the basis of industry analysis, including analysis of underlying economic factors, financial characteristics and trends, securities prices and trends, sales, earnings, products or services, new technology and markets. The Fund generally invests in United States equity securities that are listed on securities exchanges or traded in the over-the-counter market. The Fund will invest in common stocks which offer prospects for growth and which may or may not pay current dividends. The Fund will invest in securities of well-known and established companies as well as smaller, less well-known companies which it believes have prospects for above-average capital growth. The Fund's investments in smaller, less well-known companies may involve greater risk than is inherent in securities of more established companies. The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund will use a variety of investment techniques in an effort to generate growth of capital and other returns consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of stocks, cash equivalents (such as repurchase agreements or certificates of deposit), cash, bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon. The Fund is unable to predict what portion of its return will consist of income, short-term capital gains or long-term capital gains. The Fund's pursuit of growth of capital is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

During periods when the investment advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an "aggressive strategy" to invest in a portfolio of securities which the advisor believes will benefit from such a trend.

When the investment advisor anticipates a generally declining trend in securities markets, it will establish a "conservative strategy" to seek to achieve the Fund's objective by investing in securities such as cash, cash equivalents, bonds and other debt obligations. In applying the conservative strategy to securities selection, a greater emphasis is placed on avoiding risk, consistent with the objective of the Fund. The Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established by the Fund during an Aggressive Period by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as bonds and other debt obligations, stock options, stock index options, stock index futures or options on such futures. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from the Fund's investments originally selected under its "Aggressive Portfolio Strategy," including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. Their use may reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are so "hedged." (See "Hedging" and "Options and Futures.")

After determining that a prospective investment meets the financial criteria described above, the Advisor will seek to select securities for the Fund based upon an analysis of the relative social performance of the issuer. The Advisor will numerically rate the social performance of each issuer regarding specific social issues and rate the overall social performance of each issuer between 1 and 10, with 1 indicating the highest rating and 10 indicating the lowest. The Advisor considers information provided by various sources, including the issuers of securities, publicly disclosed corporate documents filed with federal agencies, and information provided by Kinder, Lydenberg, Domini and Co. ("KLD" and its Domini Social Index [the "DSI"]). The DSI is a market capitalization-weighted common stock index which monitors the performance of 400 corporations that pass multiple, broad-based social screens. The
DSI 400 consists of approximately 250 companies included in the Standard & Poor's 500 Index, approximately 100 of the largest companies not included in the S&P 500 or companies providing industry representation, and 50 companies with particularly strong social characteristics. The Advisor may select companies listed in the DSI for investment, but is not limited to the selection of such companies.

The DSI was created to fill two primary needs:

* To create a diversified benchmark against which social investors can measure the investment performance of socially screened portfolios. The DSI is constructed to represent the broad market available to the social investor.

* To provide a resource for social investors wishing a broad index of companies in a variety of industries that pass commonly applied social screens.

The DSI uses a combination of exclusionary and qualitative social screens:

Exclusionary screens:

* Eliminate companies that derive two percent or more of current sales from weapons-related products, or the manufacture of alcohol, tobacco or gambling products; and

* Eliminate electric companies that own interests in nuclear power plants or companies that derive four percent or more of current sales from the nuclear power industry.

Qualitative screens:

* Evaluate companies' records in areas such as diversity, employee relations, and products. KLD makes an effort to include companies with a positive record in these areas.

Investors should be aware that the Fund's social criteria may limit the availability of investment opportunities more than is customary with other investment companies. The Advisor may change the social criteria used to rate social performance of an issuer without prior notice or shareholder approval.

The Fund presently estimates that its annualized portfolio turnover rate will generally not exceed 400%. See Financial Highlights for the actual rate. Depending on market conditions, the deviation may be material. The Fund's portfolio turnover rate is expected to be higher than that of most other funds with similar objectives. The Fund may incur higher brokerage costs and such portfolio turnover may result in greater realization of gains and losses for tax purposes.

The Rightime MidCap Fund

The Fund's objective is to achieve for its investors a high total return consistent with reasonable risk. It seeks to achieve this objective by investing primarily in securities of companies with medium-size market capitalization ("MidCaps"). The Fund generally considers a medium-size market capitalization to be between $200 million and $5 billion. Market capitalization means the total market value of a company's outstanding common stock. MidCaps include common stocks that are included in the Standard & Poor's MidCap Index, an index of stock market performance of 400 stocks, and options, stock index options, stock index futures and options on stock index futures, based on MidCap common stocks. At least 65% of the Fund's assets will usually, except when maintaining a temporary defensive position, be invested in MidCaps, and up to 100% may be so invested. The securities of companies with medium-size market capitalization are traded on the New York Stock Exchange and the American Stock Exchange and in the over-the-counter market. Market capitalization does not necessarily bear any correlation to other financial attributes used to describe the size of a company, such as levels of assets, revenues or income. Investments in securities of companies with medium-size market capitalization are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of companies with larger market capitalization. Since the securities of most companies with medium-size market capitalization are not as broadly traded as those of companies with larger market capitalization, these securities are often subject to wider and more abrupt fluctuations in market price. Moreover, these securities might not be as widely researched in the market. There have been prolonged periods when these securities have substantially underperformed or outperformed the securities of the larger capitalization companies included in the popular stock market indices such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index.

The Fund also seeks to achieve its objective by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund generally seeks to invest in securities that the Advisor has determined are consistent with reasonable risk. The Fund will use a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Fund's portfolio of MidCap securities, cash equivalents (such as repurchase agreements or certificates of deposit), cash, stocks, bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon. The Fund is unable to predict what portion of its total return will consist of income, short term capital gains or long term capital gains. The Fund's pursuit of high total return is tempered by an attempt to limit the Fund to a reasonable level of risk at all times.

During periods when the investment advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's objective by establishing an "aggressive strategy" to invest in a portfolio of securities which the advisor believes will benefit from such a trend. In order to make allowance for cash flow needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest up to 35% of its asset value in investment vehicles which are not MidCaps.

When the investment advisor anticipates a general declining trend in securities markets, it will establish a "conservative strategy" to seek to achieve the Fund's objective by investing up to 35% in securities other than MidCaps, such as cash, cash equivalents, bonds and other debt obligations. In applying the conservative strategy to securities selection, a greater emphasis is placed on avoiding risk, consistent with the objective of the Fund. The Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established by the Fund during an Aggressive Period by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as bonds and other debt obligations, stock options, stock index options, stock index futures or options on such futures. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from the Fund's investments originally selected under its "Aggressive Portfolio Strategy," including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. Their use may reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are so "hedged." (See "Hedging" and "Options and Futures.")

The Fund presently estimates that its annualized portfolio turnover rate will generally not exceed 400%. See the inside cover for the actual rate. Depending on market conditions, the deviation may be material. The Fund's portfolio turnover rate is expected to be higher than that of most other funds with similar objectives because of the Fund's active portfolio management style as described herein. The Fund may incur higher brokerage costs and such portfolio turnover may result in greater realization of gains and losses for tax purposes.

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund

The investment advisor will select securities for the Fund based upon an analysis of the expected contribution of the security to the Fund's investment objective. Equity securities (such as common or preferred stock) will be selected based upon the expected appreciation potential, income, and/or liquidity of the security. In selecting preferred stock, the investment advisor does not rely upon published ratings of issuers, but may consider such ratings in making its recommendations. Debt securities (such as bonds or other obligations, including money market securities), will be selected after considering factors such as the interest rate and the soundness of the issuer. The investment advisor does not rely upon published ratings of such issuers, but may consider such ratings in making its recommendations. Preferred stocks and debt securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investor Service, Inc., or BBB or higher by Standard and Poor's Corporation, or in the opinion of the investment advisor will be of comparable quality. Baa and BBB rated securities are considered to have speculative characteristics. Adverse economic conditions and changing circumstances are more likely to lead to a weakened capacity to pay principal and interest. In the event the rating on an issue held in a Fund's portfolio is changed by the ratings service, such change will be considered by the Fund in its evaluation of the overall investment merits of that security.

The Fund also seeks to protect the value of an investment in the Fund by temporarily foregoing the Fund's objective for protection and stability of its assets when volatile or abnormal market conditions are anticipated by the Advisor (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the selection of high proportions, up to 100%, of temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), the use of very short portfolio maturities of 60 days or less, other investments which protect the value of the Fund, and similar techniques such as holding cash.

The Fund's advisor will attempt to minimize market risk by the use of "market timing" concepts and procedures. Market timing involves the use of analytical techniques which seek to anticipate major market trends which, in the opinion of the investment advisor, affect securities markets over periods of time, so an investor (such as the Fund) may restructure its portfolio of investments to increase gains or income, or avoid losses. The Fund may sell portfolio holdings within less than 6 months, which would result in short term gains. There can be no assurance the advisor will achieve market timing consistently. If the investment advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or incur losses.

The Rightime Government Securities Fund

The Fund's objective is to achieve for its investors a high current income consistent with safety and liquidity of principal. The Fund seeks to achieve this objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("Government Securities"), investing in securities secured by Government Securities (such as repurchase agreements), and by engaging in transactions involving related options, futures and options on futures. The shares of the Fund are not issued by the U.S. Government, nor is the Fund's net asset value guaranteed by the U.S. Government.

Under normal circumstances at least 65% of the Fund's assets will be invested at all times in U.S. Government securities, including such securities purchased on a delayed delivery basis, or repurchase agreements secured by such securities. Government Securities include (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years), and separated or divided U.S. Treasury securities (stripped by the U.S. Treasury) whose payments of principal and interest are all backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association (generally referred to as "GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association. Generally, GNMA's are inversely affected by changes in interest rates, i.e., as interest rates decline, market value increases and as interest rates rise, market value declines. Consequently, GNMAs are subject to the risk of market price fluctuations. The Fund cannot "lock-in" long term interest rates by purchasing such securities because the average life of the underlying mortgage instrument is likely to be substantially less than the original maturity. As a result of the need to reinvest prepayment of principal generally and the possibility of significant unscheduled prepayments resulting from decline in mortgage interest rates, the Fund may have to invest such assets at current rates which may be less favorable.

The Fund may also purchase U.S. Treasury securities which have been separated or divided by financial institutions and also receipts or certificates representing interests in such stripped debt obligations and coupons. Separated U.S. Treasury securities are sold under different names including: Certificate of Accrual on Treasury Securities, Treasury Receipts, Separated Trading of Registered Interest and Principal of Securities and Treasury Investment Growth Receipts.

The Fund may write covered call and put options and purchase call and put options on Government Securities in an effort to increase current income and to reduce fluctuations in net asset value. Consistent with the investment objective of recognizing safety and liquidity of principal, the Fund may protect against anticipated declines in the value of securities held or increases in the cost of securities to be acquired by hedging through purchase or sale of futures contracts on Government Securities and related options.

Depending on market conditions, the Fund may temporarily take a defensive position by investing a greater portion of its assets in cash, short-term Government Securities and related repurchase agreements or by otherwise reducing the general maturity of its portfolio.

Government Securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, the yields available from Government Securities are generally lower than the yields available from corporate interest-bearing securities. To the extent the Fund purchases U.S. Obligations of medium term (maturities of 1 to 10 years) or longer, the Fund's net asset value will vary inversely with changes in market interest rates. Consequently, investors in the Fund may be subject to more risk than other funds which do not purchase investments of medium term or longer. However, on an historical basis, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities have involved minimal risk of loss of principal or interest.

The Fund presently estimates that its annualized portfolio turnover rate will generally not exceed 400%. See Financial Highlights for the actual rate. Depending on market conditions, the deviation may be material. The Fund's portfolio turnover rate is expected to be higher than that of most other funds with similar objectives. The Fund may incur higher brokerage costs and such portfolio turnover may result in greater realization of gains and losses for tax purposes.

                   INVESTMENT POLICIES OF THE FUNDS

   THE RIGHTIME FUND, THE RIGHTIME BLUE CHIP FUND, THE RIGHTIME SOCIAL
           AWARENESS FUND AND THE RIGHTIME MIDCAP FUND

Hedging

Under certain conditions, each Fund may choose to restructure its investments in anticipation of market movement. This could involve the sale of investments owned by the Fund to secure gains or to avoid losses before an expected decline in the market reduces the market value of such securities.

In place of or to supplement such restructuring, each Fund may seek to protect itself from anticipated market action by using "hedging" techniques which the Fund expects will generate gains which would offset losses on other securities owned by the Fund. These hedging techniques could involve combinations of various techniques, such as the purchase or sale of stocks or the use of stock options, stock index options, stock index futures and options thereon to seek to achieve increases in the values of such options and futures which offset decreases in the values of other securities owned by the Fund. The Fund's advisor would select the specific technique(s) based upon analysis of the Fund's portfolio, market conditions, relative costs and risks, tax effects and other factors. There can be variations between the relative movements of investments and the hedge selected with respect to that investment. This may increase or decrease the gains or losses each Fund achieves by its hedging relative to its losses or gains on the hedged investments.

While the investment companies in which The Rightime Fund invests will generally not perform in exactly the same proportions as the indexes on which options or futures are available, the investment advisor believes it can identify certain ratios reflecting relationships between the previous performance by such companies and the indexes on which the Fund will engage in options or futures transactions, and will attempt to allow for such differences in selecting its "hedging" investments. Because the Fund does not control the underlying investment company, an unexpected and unprecedented restructuring of the portfolio of an underlying investment company could have an unexpected, and possibly adverse, effect on the hedging efforts of the Fund's advisor. If the Fund invested directly in a portfolio of operating companies its hedging efforts usually would not involve the risk of such an intervening level of hedging or defensive investments. This risk is present when the Fund invests in other investment companies, because each is separately managed by advisors or officers who may also hedge simultaneously or take action which may render the Advisor's action ineffective or unsuccessful; the Fund benefits, in this respect, from the study of the prior records of, and the restrictions and limitations applicable to such companies, but is dependent upon the success or failure in these efforts of the Fund's Advisor.

Options and Futures

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund may use stock options, stock index futures and options on such futures to "hedge" their portfolio investments. The following descriptions illustrate some of the techniques and risks involved in such hedging. Further information appears in the Statement of Additional Information.

Options: Each Fund intends to purchase and/or write call and put options that are traded on U.S. securities exchanges or over-the-counter. Each Fund seeks to enhance its objective by receiving premiums for writing covered call and put options. Although each Fund receives premium income from these techniques, any appreciation realized will be limited by the terms of the option. Each Fund may purchase call options to protect against an increase in the price of securities that it ultimately wants to buy. It may purchase put options to protect its portfolio securities against a decline in market value.

Stock Index Futures: Each Fund intends to purchase and sell stock index futures contracts. A Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks and/or investment company holdings that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks and/or investment company holdings that it intends to purchase.

Options on Stock Indexes and Stock Index Futures: Each Fund intends to purchase and/or write call and put options on Stock Indexes which are traded on U.S. exchanges. The Funds also intend to purchase and/or write call and put options on stock index futures which are traded on U.S. exchanges. Options on stock index futures are similar to options on stocks or options on stock indexes.

The selection of the foregoing techniques or any combination of them to be used at any particular time will depend upon an assessment of the relative implementation costs and the liquidity of the particular secondary market in which such options, stock index futures, and options on stock indexes and stock index futures are traded.

Risks of Transactions in Stock Options, Stock Index Options and Options on Stock Index Futures: An option position may be closed out only on an exchange or with a dealer who provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which the investment advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit or allow the option to expire. The inability to close-out these options may result in a loss to the Fund. If exercised, the Fund would incur brokerage commissions upon the subsequent disposition of underlying securities acquired. It is the position of the Staff of the Securities and Exchange Commission that over-the-counter options are illiquid. An imperfect correlation exists between the options and securities being hedged. The success of any hedging position depends on the ability of the investment advisor to predict stock and interest rate movement.

While the Funds have not adopted fundamental limitations on their futures or options activities, they must comply with certain requirements of the U.S. Securities and Exchange Commission and the Commodities Futures Trading Commission. For example, these provisions require that each Fund shall not purchase or sell any futures or puts or calls on futures if immediately thereafter the sum of the amount of the Fund's margin deposits (both initial and variation deposits) and premiums paid for outstanding puts and/or calls on futures would exceed 5% of the value of its total assets. (While the amount represented by such premiums or margin may be small, the value of the assets affected by options or futures may be large.) This limitation (or the others described below) could, however, change if regulatory provisions applicable to the Funds were to be changed.

The conditions with which each Fund will comply under the terms of The Rightime Fund, Inc. Exemptive Order include requirements that: (1) the Fund maintain liquid assets in the segregated custody of its Custodian Bank equal to the combined value of its additional obligations for futures and certain other investments; (2) the sum of specified premiums and margins will not exceed 5% of the Fund's market value when such investments are made; (3) the Fund will establish and maintain funds in FCM Accounts in its Custodian Bank as described in its Exemption Application; and (4) the Fund will withdraw excess variation margin from its FCM Accounts as described in its Application.

Money Market Securities

The Funds may invest in money market securities, which include: marketable securities issued or guaranteed as to principal and interest by the government of the United States or by its agencies or instrumentalities; domestic bank certificates of deposit; bankers' acceptances; prime commercial paper rated in the two highest categories by Moody's and Standard & Poor's Corp.; and repurchase agreements (secured by United States Treasury or agency obligations).

Under a repurchase agreement the Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and of the Fund to resell such instrument at a fixed price. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While management of the Funds acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

The Funds will select money market securities for investment when such securities offer a current market rate of return which the investment advisor considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of creditworthiness set by the advisor and described in the Statement of Additional Information.

               THE RIGHTIME GOVERNMENT SECURITIES FUND

Futures Contracts and Options on Futures Contracts

The Fund may enter into contracts for the purchase or sale for future delivery of fixed income securities ("Futures Contracts") and may purchase and write options to buy or sell Futures Contracts ("Options on Futures Contracts"). These investment techniques will only be used by the Fund to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of Government Securities which the Fund intends to purchase at a later date. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of Futures Contracts or Options on Futures Contracts or may realize a loss.

Options

The Fund may write (sell) "covered" put and call options on optionable Government Securities. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund during the term of the option at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund during the term of the option at a stated exercise price. Call options are "covered" when the Fund owns the underlying securities and put options are "covered" when the Fund has established a segregated account of cash and Government Securities which can be liquidated promptly to satisfy any obligation of the Fund to purchase the underlying securities. The Fund may also write straddles (combinations of puts and calls on the same underlying security) in exchange for a combined premium on the two writing transactions. (See "Dividends, Distributions and Taxes" in the Statement of Additional Information for a discussion of the tax consequences of Straddle Writing.)

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for the Fund to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is possible in the future that the Fund and other investment companies or series of this company might be considered to be such a group. It is not contemplated that these position limits will have any adverse impact on the Fund's portfolio strategies.

The Fund may also purchase listed or over-the-counter put or call options in anticipation of changes in interest rates which may adversely affect the value of its portfolio or the prices of Government Securities that the Fund wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund. The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange as not readily marketable and therefore subject to the limitations set forth under "Investment Restrictions" below.

When-Issued Securities

When securities are offered on a "when-issued" basis, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, normally within one month. The Fund will establish a segregated account with the Custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature, be replaced with cash or other comparable securities or, if necessary, be sold on or before the settlement date. The Fund intends to purchase when-issued securities with the purpose of actually acquiring them, although they may be sold prior to the settlement date if a sale appears desirable for investment reasons. Securities purchased on a when-issued basis are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real and anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to additional risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place actually may be higher than those obtained in the transaction itself.

Lending of Securities and Short Sales

The Fund may make loans of Government Securities in its portfolio to broker-dealers under contracts calling for collateral which will consist of either Government Securities (which may have different maturities) or cash. The Fund will continue to collect interest on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is Government Securities). The Fund may pay fees in connection with securities loans. There may be risks of delay in receiving additional collateral, or risks of delay in recovery of the securities or even loss of rights of the collateral, should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Advisor to be of good standing, and when, in the judgement of the Investment Advisor, the fee which can be earned from such securities loan justifies the attendant risk. The Fund may also make short sales involving either securities held in the Fund's portfolio or securities which the Fund has the right to acquire without paying additional consideration, generally referred to as "short sales against the box." Such short sales involve the risk that if the Fund holds a right to acquire a security it sells short, it may have to go into the market to acquire the security for delivery if that security is not received pursuant to the right to acquire. The continued obligation to hold a security for delivery under the short sale can also cause the Fund's assets to be tied up in the security for the intervening period, when the Fund might otherwise determine not to use its assets in such fashion. It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for Federal income tax purposes. (See "Dividends, Distributions and Taxes" in the Statement of Additional Information.)

The Fund intends to manage its portfolio by buying and selling Government Securities, holding selected obligations to maturity, purchasing securities secured by Government Securities, and by engaging in transactions involving related Options, Futures Contracts and Options on Futures Contracts. In managing its portfolio the Fund seeks high current income consistent with liquidity and safety of principal, by taking advantage of market developments and yield disparities.

The Statement of Additional Information includes a discussion concerning uses, risks, and costs of separated or divided U.S. Treasury Securities, repurchase agreements, "When Issued" and "Delayed Delivery" transactions, futures contracts, options on futures contracts, options, and lending of Portfolio Securities.

                        INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the respective Funds to limit certain risks that may result from investment in specific types of securities or from engaging in certain kinds of transactions addressed by such restrictions. They may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional information. Changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund

Each Fund's investment restrictions specifically provide that the Fund will not:

(a) as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, obligations issued or guaranteed by the United States government, its agencies or instrumentalities, or securities of other investment companies);

(b) purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer. (For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class);

(c) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes as previously outlined in the section entitled "Investment Objectives and Policies of each Fund";

(d) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements (see "Investment Objectives and Policies of each Fund");

(e) invest in securities of any company if, to the knowledge of the Fund, any officer or director of the Fund or the Advisor owns more than
 .5% of the outstanding securities of such company and such officers and directors (who own more than .5%) in the aggregate own more than 5% of the outstanding securities of such company.

(f) borrow money, except the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make additional investments. Interest paid on borrowings will reduce net income;

(g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowings for temporary or emergency purposes, such as to effect redemptions.

(h) purchase the securities of any issuer if, as a result, more than 10% of the value of the Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days, if all such securities would constitute more than 10% of the Fund's net assets.

The Rightime Fund Only:

The Fund has also adopted these two additional investment restrictions. The Fund will not:

(i) invest in any investment company if a purchase of its shares would result in the Fund and its affiliates owning more than 3% of the total outstanding stock of such investment company;

(j) invest in any investment company which itself does not qualify as a diversified investment company under the Internal Revenue Code.

The Rightime Government Securities Fund

The Statement of Additional Information provides a listing of investment restrictions which govern the Fund's investment policies and a description of strategies which may be used by the Fund in managing its portfolio. Among other restrictions set forth therein, the Fund will not borrow money or pledge its assets except as a temporary measure for extraordinary or emergency purposes and not in excess of 33-1/3% of the value of the total assets of the Fund taken at lower of their market value or cost. If borrowings exceed 5% of the Fund's assets, the Fund will not purchase securities. The specific investment restrictions listed in the Statement of Additional Information may not be changed without shareholder approval.

Further Investment Policies: To comply with certain state securities regulations, each series of the Fund has undertaken to limit its investments in the following manner: (a) Investments in warrants, valued at the lower of cost or market, will not exceed 5.0% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchange. Warrants acquired by a fund in units or attached to securities are deemed to be without value; (b) The Funds will not invest in oil, gas, or mineral leases; and (c) The Funds will not buy or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate). It is the policy of The Rightime Fund series not to invest in investment companies which do not invest in a manner consistent with the policies stated herein or otherwise imposed by securities regulations.

                               CAPITAL STOCK

The authorized capital stock of The Rightime Fund, Inc., consists of 500,000,000 shares of Common Stock with a par value of $.01 each. At the present time 50,000,000 shares have been allocated to The Rightime Fund, and 20,000,000 shares of stock have been allocated to each of The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund and The Rightime Government Securities Fund series. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. The Fund's shareholders will vote together to elect directors and on other matters affecting the entire corporation, but will vote separately on matters affecting separate series. The Fund does not intend to hold annual meetings of shareholders. The Fund will call a meeting of Shareholders, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act.

Shareholder inquiries should be made directly to the Distributor at either the phone number set forth on the front cover page of this Prospectus or at the Distributor's address on the back cover page.

                          BOARD OF DIRECTORS

The Board of Directors of The Rightime Fund, Inc. are fiduciaries for the Fund's shareholders and are governed by the law of the State of Maryland in this regard. They establish policy for the operation of the Funds, and appoint the Officers who conduct the daily business of the Funds.

                            INVESTMENT ADVISOR

The investments of each Fund are managed by Rightime Econometrics Inc., 1095 Rydal Road, Rydal, PA 19046-1711, under investment advisory agreements (the "Advisory Agreement") which became effective on the following dates: The Rightime Fund, March 26, 1985; The Rightime Blue Chip Fund, July 1, 1987; The Rightime Social Awareness Fund, March 1, 1990; The Rightime MidCap Fund, November 10, 1991; and The Rightime Government Securities Fund, December 24, 1986. Each Advisory Agreement provides that Rightime Econometrics, Inc. shall supervise and manage each Fund's investments and shall determine each Fund's portfolio transactions, subject to periodic review and ratification by the Fund's Directors. The Advisor is responsible for selecting brokers and dealers (including, when appropriate, Lincoln Investment Planning, Inc. or other affiliated broker-dealers) to execute transactions for each Fund. The Board has also authorized the Advisor and the Fund's officers to consider sales of Fund shares when allocating brokerage, subject to the policy of obtaining best price and execution on such transactions.

Pursuant to each Advisory Agreement, Rightime Econometrics, Inc. (the "Advisor") will manage the assets of each Fund in accordance with the stated objective, policies and restrictions of the Fund (subject to the supervision of the Fund's Board of Directors and the Fund's officers.) The Advisor will also keep certain books and records in connection with its services to each Fund. The Advisor has also authorized any of its directors, officers and employees who have been elected as directors or officers of The Rightime Fund, Inc. to serve in the capacities in which they have been elected. Services furnished by the Advisor under the agreement may be furnished through the medium of any such directors and officers.

As compensation for its services as Advisor, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .50% of the average daily net assets of each of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund, and .40% of the average daily net assets of The Rightime Government Securities Fund. For the fiscal year ended October 31, 1995, the Advisor received $747,548 (.50% of average daily net assets) for The Rightime Fund series; $1,163,294 (.50% of average daily net assets) for The Rightime Blue Chip Fund series; $91,578 (.40% of the average daily net assets) of The Rightime Government Securities Fund series; $35,179 (.50% of average daily net assets) for The Rightime Social Awareness Fund; and $354,183 (.50% of average daily net assets) for The Rightime MidCap Fund.

Portfolio Manager, David J. Rights, the president of the Fund, has been the Portfolio Manager of each series of the Fund since the inception of each series. Mr. Rights is the President and owner of all of the voting common stock of Rightime Econometrics, Inc. Mr. Rights has provided Lincoln Investment Planning with investment research and related consulting services for over thirteen years directly or through a predecessor entity of the same name merged into Rightime Econometrics, Inc. Mr. Rights is the President and the principal professional operating the investment advisor.

Each Advisory Agreement also identifies the right of the Advisor to the use of the name "Rightime", and each Fund may be required to change its name if the Advisor ceases to act as advisor to the Fund.

                        ADMINISTRATOR

Each Fund has selected Rightime Administrators, Inc. (the "Administrator") to serve as the Administrator of the Fund. The Administrator, which is affiliated with the Advisor, is located at 218 Glenside Avenue, Wyncote, PA 19095-1596. The Administrator serves under an agreement (the "Administration Agreement") with each Fund, dated the same date as the Fund's Advisory Agreement, which provides that the Administrator will administer the Fund's affairs subject to the supervision of the Fund's Board of Directors and, in connection therewith, furnish each Fund with office facilities, and with any ordinary clerical and bookkeeping services not furnished by the Fund's Transfer Agent or Custodian. The Administrator has authorized any of its directors, officers or employees who are elected as directors or officers of The Rightime Fund, Inc. to serve in such capacity. The Administration Agreements have been approved by the directors of The Rightime Fund, Inc., including a majority of the directors who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, with respect to the Fund. The Administrator has retained Lincoln Investment Planning, the Distributor and the Transfer Agent for each Fund, to provide certain accounting services and shareholder services for each Fund.

As compensation for its services as an administrator, the Administrator receives a fee, computed daily and payable monthly, at an annualized rate of each Fund's average daily net assets of .95% for The Rightime Fund and .85% for each of The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund and .75% for The Rightime Government Securities Fund. The Administrator will pay the fees of the Distributor for the accounting and shareholder services referred to in the previous paragraph.

                          DISTRIBUTION OF SHARES

Lincoln Investment Planning, Inc. (the "Distributor") is each Fund's distributor under Distribution Agreements dated March 26, 1985 for The Rightime Fund, July 1, 1987 for The Rightime Blue Chip Fund, March 1, 1990 for The Rightime Social Awareness Fund, November 10, 1991 for The Rightime MidCap Fund and December 24, 1986 for The Rightime Government Securities Fund. The Distributor promotes the distribution of the shares of the Funds in accordance with the agreements and the terms of the Distribution Plan of each Fund (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distributor has retained RTE Securities, a seperate broker-dealer firm, to provide consulting services and to assist with wholesaling activities for the Fund. David J. Rights who is the Chairman and President of the Fund is also the owner of RTE Securities, as well as a Registered Representative and Consultant for the Distributor. Edward S. Forst, Sr., a Director and the Secretary of the Fund, is the Chairman of the Distributor, which is therefore an affiliated person of the Fund. The Distributor's offices are at 218 Glenside Ave., Wyncote, PA 19095-1595.

The Plans provide for the use of Fund assets to pay expenses of distributing Fund shares. The Distribution Agreements and the Plans were each approved by the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plan or any agreement related thereto, referred to herein as the "12b-1 Directors"). Each Fund's Plan and the agreements under each Plan may be different from, and will operate independently of, any plan adopted by any other series of The Rightime Fund, Inc. Each Plan may be terminated at any time by the vote of the Board or the 12b-1 Directors, or by the vote of a majority of the outstanding voting securities of the Fund. While a Plan continues in effect, the selection of the 12b-1 Directors is committed to the discretion of such persons then in office.

The Plans provide that each Fund may incur distribution costs which may not exceed: .75% per annum of The Rightime Fund's net assets, .50% per annum for each of The Rightime Blue Chip Fund's, The Rightime Social Awareness Fund's and The Rightime MidCap Fund's net assets, and .25% of The Rightime Government Securities Fund's net assets, for payments to the Distributor, sales representatives or other third parties who render promotional and distribution services, for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund and for the printing of prospectuses sent to prospective investors. The Distribution Agreement adopted under each Plan provides that the Fund will pay the Distributor a monthly fee at the annual rate set forth above. Thus, the Funds will not bear any distribution expenses in excess of their payments to the Distributor. The Plans do not limit the amounts paid to the Distributor by each Fund to amounts actually expended by the Distributor, and it is therefore possible for payments to the Distributor to exceed its expenses in a particular year.

At the present time, however, the budgeted expenses of the Distributor, including commissions to its representatives and those of other dealers, will substantially exceed the payments under each Distribution Agreement. The Distributor will advance such amounts from its own resources. While the Distributor has advised the Funds it hopes to recover such "excess" payments through its normal fees in later years, the Funds are not legally obligated to repay such excess amounts or to continue the Plans or the Distribution Agreements for such purpose. Although the Plans may be amended by the Board of Directors, any change in a Plan which would materially increase the amounts authorized to be paid under the Plan must be approved by shareholders.

The total amounts paid by the Funds under the foregoing arrangements may not exceed the maximum Plan limit specified above, and the amounts and purposes of expenditures under the Plan must be reported to the 12b-1 Directors quarterly. The amounts allowable under the Plan for each of the Funds is also limited by provisions complying with certain rules of the National Association of Securities Dealers. The staff of the SEC is also currently reviewing Rule 12b-1, plans adopted under 12b-1, and the implementation of such plans. If the SEC adopts any new rules or regulations, the 12b-1 Directors may require or approve changes in the implementation or operation of the Plans and may also require the total expenditures by each Fund under its Plan be kept within limits lower than the maximum amount permitted by the Plan as stated above. They may also terminate the Distribution Agreement in accordance with its terms on thirty days' notice.

                             CUSTODIAN

CoreStates Bank, NA, Philadelphia, Pennsylvania acts as the Custodian of the securities and cash of each series of The Rightime Fund, Inc.

                  TRANSFER AND DIVIDEND DISBURSING AGENT

The Rightime Fund, Inc. has selected Lincoln Investment Planning to serve as its transfer agent, dividend disbursing agent, and as redemption agent for redemptions. In the opinion of the Board of Directors, the fees charged by Lincoln Investment Planning for these services are comparable to those charged by others for comparable services. The transfer agent's expenses will be monitored for reasonableness by the Board of Directors.

                              GENERAL OPERATIONS

Except as indicated above, each Fund is responsible for the payment of its expenses, including: (a) the fees payable to the Administrator, the Advisor and the Distributor; (b) the fees and expenses of directors who are not affiliated with the Administrator, the Advisor or the Distributor; (c) the fees and certain expenses of the Fund's Custodian and Transfer Agent; (d) the charges and expenses of each Fund's legal counsel and independent accountants; (e) brokers' commissions and any issue or transfer taxes chargeable to each Fund in connection with its securities transactions; (f) all taxes and corporate fees payable by each Fund to governmental agencies; (g) the fees of any trade association of which each Fund is a member; (h) the cost of stock certificates, if any, representing shares of each Fund; (i) reimbursements of the organization expenses of each Fund and the fees and expenses involved in registering and maintaining registration of each Fund and its shares with the Securities and Exchange Commission and registering each Fund to distribute its shares in and qualifying its shares for sale under state securities laws, and the preparation and printing of each Fund's registration statements and prospectuses for such purposes; (j) allocable communications expenses with respect to investor services and all expenses of shareholders and directors meetings and of preparing, printing and mailing prospectuses and reports to shareholders; and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each Fund's business. Expenses which are identifiable to a specific Fund are charged to the appropriate Fund and general corporate expenses are allocated proportionately to each Fund based on relative net assets.

                DIVIDENDS, DISTRIBUTIONS AND TAXES

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund will declare and pay annual dividends to shareholders of substantially all of its net investment income, if any, earned during the year from investments, and each Fund will distribute net realized capital gains, if any, once each year.

The Rightime Government Securities Fund will declare and pay monthly dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once annually.

Expenses of the Funds, including the Administrative fee, the Advisory fee and the Distributor's fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made on the payment date at the net asset value determined on the record date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying the Transfer Agent in writing fifteen days prior to a record date.

Each series of the Fund is qualified as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code") and intends to continue such qualification in the future. Such qualification removes from the Corporation any liability for Federal income taxes upon the portion of its income distributed to shareholders and makes Federal income tax upon such distributed income generated by the Funds' investments the sole responsibility of the shareholders. Continued qualification requires the Corporation to distribute to its shareholders each year substantially all of its income and capital gains. The Code imposes a nondeductible, 4% excise tax on regulated investment companies that do not distribute to investors in each calendar year, an amount equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gain net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending October 31, and (iii) 100% of any undistributed ordinary or capital gain net income from the prior year. The Fund intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax. The Corporation also proposes to comply with other requirements, such as (1) appropriate diversification of its portfolio of investments, (2) realization of 90% of annual gross income from dividends, interest, gains from sales of securities, or other "qualifying income," (3) realization of less than 30% of gross income from gains on sale or other disposition of securities held less than three months, unless such a policy would be disadvantageous to the Corporation.

The Rightime Fund, Inc. is a series corporation. Each series of the Corporation is treated as a separate corporation for Federal tax purposes. Any net capital gains recognized by a Series will be distributed to its investors without need to offset (for Federal tax purposes) such gains against any net capital losses of another series.

The sale of shares of a Fund is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares as an exchange of shares between two Funds in the Rightime Family of Funds. In calculating any gain or loss on a share exchange, investors should recognize that they must hold their Rightime Blue Chip Fund, Rightime Social Awareness Fund, Rightime MidCap Fund and Rightime Government Securities Fund shares for more than 90 days in order to take into account the sales load incurred on such shares (to the extent the otherwise applicable sales load on the shares received in the exchange is reduced or waived). Any amount of sales load not so taken into account is added to the tax bases of the shares received in the exchange.

Any dividend or distribution to a shareholder shortly after the purchase of the Fund's shares will have the effect of reducing the net asset value per share of such shares by the amount of the dividend or distribution. While such payment (whether made in cash or reinvested in shares) is in effect a return of capital, it may be subject to income taxes. Regardless of the length of time Fund shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. For individuals the net capital gain tax rate is presently 28%, while the maximum ordinary income tax rate is 39.6%. The net capital gain of corporations is taxed at the same rates as ordinary corporate income.

The dividends paid by The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund may qualify, in part, for the 70% dividends received deduction for corporations. The dividends paid by The Rightime Government Securities Fund will not qualify for such deduction. Each Fund will provide an information return to shareholders describing the Federal tax status of the dividends paid by the Fund during the preceding calendar year within 60 days after the end of each year as required by present tax law. Shareholders should consult their tax advisors concerning the state or local taxation of such dividends, and the Federal, state and local taxation of capital gains distributions. Corporate investors should recognize that the investor must hold The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund shares for more than 45 days to qualify any dividends (or portion thereof) for the dividends- received deduction. Dividends declared in October, November or December of any year to investors of record on any date in such month will be deemed to have been received by the investors and paid by the series on the earlier of (1) the date of payment, or (2) if paid after December 31, on December 31, provided such dividends are paid before February 1 of the following year.

In accordance with the Internal Revenue Code, the Corporation may be required to withhold a portion of dividends or redemptions or capital gains paid to an investor and remit such amount to the Internal Revenue Service, if the investor fails to furnish the Fund with a correct taxpayer identification number, if the investor fails to supply the Fund with a tax identification number altogether, if the investor fails to make a required certification, or if the Internal Revenue Service notifies the Fund to withhold a portion of such distributions from an investor's account. Certain entities, such as certain types of trusts, may be exempt from this withholding provided they file an appropriate exemption certificate with the Fund.

     DETERMINATION OF NET ASSET VALUE AND PUBLIC OFFERING PRICE

Orders for purchases are effected at the offering price next calculated by each Fund after receipt of the order by the Fund's Distributor. The public offering price consists of net asset value per share next calculated plus any applicable sales load. The offering price and the net asset value of a Fund share are determined as of the close of regular trading on each day the New York Stock Exchange is open for unrestricted trading from Monday through Friday. The net asset value is determined by dividing the value of each Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of each Fund, including the administrative, the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value.

The Rightime Fund will value redeemable securities issued by open-end investment companies using their respective net asset values for purchase orders placed at the close of the New York Stock Exchange. All Funds will value a portfolio security listed or traded on a securities exchange at the last sale price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market will be valued at the last reported bid price in the market on that day, if any. Stock options, stock index options or options on stock index futures traded on national security exchanges are valued at the close of option trading on such exchanges. Stock index futures which are traded on commodities exchanges are valued at the last transaction price as of the close of regular trading of the particular exchange on each day that the exchange is open for unrestricted trading from Monday through Friday. (Rule 435 of the New York Futures Exchange for example uses various criteria. These include the weighted average of prices trading during the last minute of daily trading, a median of high and low bids during that time, etc.) The value of assets held in The Rightime Government Securities Fund may be determined on the basis of market values or valuations furnished by a pricing service, as described in the Statement of Additional Information. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Directors.

Money market securities with less than sixty days remaining to maturity when acquired by a Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market security with more than 60 days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60 day period that this amortized cost value does not represent fair market value.

                      HOW TO PURCHASE SHARES

Each Fund offers its shares for sale to the public through its Distributor at the offering price next computed after the receipt of the purchase order by the Distributor. Shares of The Rightime Fund are sold to the public at net asset value. Shares of The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund and The Rightime Government Securities Fund are purchased at the offering price which reflects a maximum sales load of 4.75%. Lower sales loads apply for larger purchases. See the table below. (See "Determination of Net Asset Value and Public Offering Price.") The minimum initial investment for each Fund is $2,000 and each subsequent investment must be not less than $100. Each Fund may waive these minimums for qualified tax sheltered retirement plans.

The Fund will charge a $15 annual maintenance fee to accounts which have no new purchases during a fiscal year (excluding reinvestment of dividends and capital gains), and which have balances that remain below $2,000 during the last six months of such fiscal year. Prior to deducting the fee, the Fund will provide ninety days notice to the shareholder, during which the shareholder may increase their account balance to $2,000 to avoid any fee. The Fund will not charge a maintenance fee if an account balance is worth less than $2,000 solely as a result of a market decline or if the account is actively participating in a systematic withdrawal plan.

Waiver of Sales Load for TIAA/CREF Purchases

Through March 1, 1997, purchases made with proceeds from a Teacher's Insurance Annuity Association (TIAA) or College Retirement Equity Fund
(CREF) account will not incur a sales load in any fund in The Rightime Family. This includes any investment whose origin at any time was a TIAA-CREF account. Shareholders shall provide evidence that their investment had a TIAA/CREF origin within 60 days of purchase in order to take advantage of this program. Ongoing retirement plan investments in The Rightime Family after a TIAA-CREF transfer is received will not incur any sales load then assessed by a series.

Through March 1, 1997 employees of organizations who have or had a contract or agreement with The Teacher's Insurance Annuity Association
(TIAA) or The College Retirement Equity Fund (CREF) may transfer their existing 403(b) or 403(b)(7) account and make continuing new retirement contributions into any fund in The Rightime Family without incurring an initial sales charge. Additional information may be received by contacting the distributor.

Waiver of Initial Sales Load for Discontinued Managed or Timed Assets

The proceeds of a redemption of an account in an unaffiliated mutual fund may be invested in The Rightime Family of Funds without an initial sales charge through March 1, 1997 when the assets in the previous account were managed by an outside investment advisor or market timer for a minimum of one year.

Waiver of Initial Sales Loads for New Investments Maintaining Broker Dealer Continuity

The proceeds of a redemption of an account in an unaffiliated mutual fund or insurance company which had previously incurred a sales charge or other acquisition charge may be invested in the Rightime Family of Funds without an initial sales charge through March 1, 1997 provided the assets maintain broker dealer continuity and that the broker dealer confirms that the assets were not subject to a deferred sales charge from the originating mutual fund investment or annuity as a result of this activity.

                                          Sales Load as % of
                                Offering          Amount       Dealer's
Amount of Purchase                 Price        Invested     Concession
                              ----------      ----------   ------------
Less than $50,000.                 4.75%            4.99%          4.25%
$50,000 but under $100,000          3.75            3.90           3.35
$100,000 but under $500,000         2.75            2.83           2.45
$500,000 but under $1,000,000       1.75            1.80           1.55
$1,000,000 but under $2,000,000.     .75             .76            .65

For purchases of $2 million or more there is no sales load.

Each Fund must be notified when a sale takes place which would qualify for the reduced sales load on the basis of previous purchases and current purchases. The reduced sales load will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced sales loads are not retroactive.

Purchases of $50,000 or more at offering price carry reduced sales loads as shown in the preceding table, and may include a series of purchases over a 13-month period under a Letter of Intent signed by a purchaser. The reduced sales load shown above is also available on purchases under all retirement plans. The sales load table is applicable to purchases made at one time by an individual; or an individual, his or her spouse and their children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account (including an employee benefit plan qualified under Section 401 of the Internal Revenue Code).

Shares may be purchased initially by completing the application accompanying this prospectus and mailing it, together with a check payable to the Fund you selected, for each account you wish to open to:

The Rightime Family of Funds              Lincoln Quick Mail
218 Glenside Ave.                 OR      P.O. Box 13813
Wyncote, PA  19095-1595                   Philadelphia, PA 19101-3813
(Overnight Mail)                          (Regular Mail)

Subsequent investments to existing accounts may be made at any time using the address above. Mail orders should include, when possible, the "Invest By Mail" stub from your previous confirmation statement. It is important that your account number be referenced with all subsequent purchases or correspondence. The Fund may be reached at (215) 887-8111 and at (800) 242-1421.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the best interest of the Fund, (iii) to reduce or waive the minimum for initial and subsequent investments as set forth above.

Your purchase will be made in full and fractional shares of the Fund calculated to three decimal places. Shares are normally held in an open account for shareholders by each Fund, which will send to shareholders a statement of shares owned at the time of each transaction. Share certificates for full shares are, of course, available at any time at written request at no additional cost to the shareholder.

Purchases of The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund and The Rightime Government Securities Fund may be made at net asset value by Rightime Econometrics, Inc., Lincoln Investment Planning, Inc., The Rightime Fund, Inc. officers, directors and employees of each, and any pension, profit-sharing or qualified retirement plan thereof and registered representatives of broker-dealers who have entered into Dealer's Agreements with the Distributor. Such purchases may include retirement accounts and must be for accounts in the name of the individual, a spouse or children under age 21. The Fund must be notified that the trade qualifies for purchase at net asset value.

Shares of each Fund may also be purchased without a sales load by the automatic reinvestment of dividends.

Letter of Intent and Right to Accumulation

Shareholders of The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund and The Rightime Government Securities Fund may reduce their sales load by signing a Letter of Intent, which permits purchases over a 13-month period to obtain a reduced sales load. They may also combine shares in their Rightime Blue Chip Fund, Rightime Social Awareness Fund, Rightime MidCap Fund and/or Rightime Government Securities Fund accounts for Rights of Accumulation to provide a reduced sales load on new purchases. Shareholders in 403(b)(7) accounts may not combine their accounts with other shareholders for a reduced sales load.

                          HOW TO REDEEM SHARES

Shareholders may redeem their shares of the Funds without charge on any day that the Funds calculate their net asset values (see "Valuation of Shares"). Redemptions will be effected at the net asset value per share next determined after the receipt of a redemption request meeting the requirements described below. The Funds normally send redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven days of receipt of a redemption request in proper form or within such earlier period as required under applicable law. Any redemption proceeds may be reinvested in the Fund at net asset value without any sales charges within 30 days of the redemption date.

A written redemption request to the Fund must (i) identify the Fund and the shareholder's account number, (ii) state the number of shares to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Fund together with the redemption request. A redemption request for an amount in excess of $5,000, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees. The guarantor of a signature must be an acceptable financial institution such as a bank, savings and loan association, trust company, credit union, broker or dealer, registered securities association or clearing agency. The Fund may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Fund at the numbers listed on the cover of this Prospectus.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that its Custodian Bank has completed collection of the purchase check. This may take up to 15 days. The Board of Directors may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency, as defined by rules of the Commission, exists during which time the sale of portfolio securities or valuation of securities held by the Fund are not reasonably practicable.

You may redeem your shares by calling the Fund at (215) 887-8111 or
(800) 242-1421. Proceeds from the telephone redemption will be paid to the registered share owner(s) (1) by mail at the address of record, or
(2) by wire to the bank account designated on record at the Fund. Telephone redemption will not be available on tax qualified accounts, for amounts less than $1,000, or for shares for which certificates are outstanding.The Fund or its distributor may cancel the telephone redemption privilege at any time without prior notice. The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or the Fund's Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Transfer Agent does not employ these procedures. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for the following instructions received by telephone that it reasonably believes to be genuine.

Each Fund also reserves the right to redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $2,000. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to such redemption). The Fund will advise the shareholder of such intention in writing at least ninety (90) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to $2,000. The Fund will not redeem an investor's account which is worth less than $2,000 solely as a result of a market decline, or if the account is actively participating in a systematic withdrawal plan. The Fund will not redeem an investor's account which has been charged an annual maintenance fee (see "How To Purchase Shares.")

If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of securities from the portfolio of the Fund. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets into cash.

                          SPECIAL PLANS

Each Fund also offers its shares for use in certain Tax-Sheltered Plans (such as IRA, Keogh and 403(b)(7) plans) and Withdrawal Plans.
Information on these Plans is available from the Funds' Distributor or by reviewing the Statement of Additional Information.

Exchange Privilege. Shareholders of a Fund which has a sales load are permitted to exchange all or part of their shares into any Fund in the Rightime Family of Funds at net asset value, in states where shares of the Fund being acquired can be sold. Exchange instructions may be made in writing or by telephone. Shareholders who establish new accounts subsequent to the date of this prospectus by completing and returning a signed Application will automatically receive telephone exchange privileges for themselves and their Dealer Representatives listed on the Fund's records, unless the shareholder refuses telephone exchange privileges for their Dealer Representatives or entirely by checking the appropriate box on the Application. Telephone exchanges will be processed for authorized accounts as long as proper identification is given by the shareholder at the time of the exchange. Existing shareholders may establish telephone exchange privileges by providing written instructions in proper form as determined by the Fund. Existing shareholders who wish to make an exchange or establish telephone exchange privileges should contact the Fund. No fees are charged for the exchange privilege. Shareholders of a Fund which does not have a sales load, who previously incurred a sales load in connection with the purchase of shares which were subsequently exchanged into a different series of the Fund (either load or no-load), may exchange an equal dollar amount into another series of The Rightime Fund, Inc. at net asset value. A shareholder requesting an exchange will be sent a current prospectus. The amount exchanged must meet the required minimum initial investment of the Fund being purchased.

Shareholders of a Fund may exchange their shares into and from a designated money market portfolio organized and managed independently of the Funds.

An exchange, for tax purposes, constitutes the sale of one fund or series and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. See "Dividends, Distribution and Taxes."

The exchange privilege is subject to termination and its terms are subject to change without notice to shareholders.

THE RIGHTIME FUND, INC.

ADMINISTRATOR
Rightime Administrators Inc.
218 Glenside Avenue
Wyncote, PA  19095-1595

INVESTMENT ADVISOR
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA  19046-1711

DISTRIBUTOR
Lincoln Investment Planning, Inc.
218 Glenside Avenue
Wyncote, PA 19095-1595

Lincoln Quick Mail
P.O. Box 13813
Philadelphia, PA  19101-3813

CUSTODIAN
CoreStates Bank, NA
Broad & Chestnut Sts.
Philadelphia, PA  19101

TRANSFER AGENT
Lincoln Investment Planning, Inc.
218 Glenside Avenue
Wyncote, PA 19095-1595

Lincoln Quick Mail
P.O. Box 13813
Philadelphia, PA  19101-3813

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA  19102


THE RIGHTIME FAMILY OF FUNDS
218 Glenside Ave.
Wyncote, PA 19095-1595
Client Services Department:
215-887-8111, Press 2
800-242-1421



Contents
Expense Table                          2
Financial Highlights                   3
Highlights                             5
Performance                            8
Investment Objectives
and Policies of Each Fund              9
Investment Restrictions               20
Capital Stock                         21
Board of Directors                    22
Investment Advisor                    22
Administrator                         23
Distribution of Shares                23
Custodian                             24
Transfer and Dividend Disbursing
Agent                                 24
General Operations                    24
Dividends, Distributions and Taxes    25
Determination of Net Asset Value
and Public Offering Price             26
How to Purchase Shares                27
How to Redeem Shares                  29
Special Plans                         30




Printed on recycled paper




THE RIGHTIME FUND, INC.
              STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1996

                               218 GLENSIDE AVENUE
                             WYNCOTE, PA  19095-1594

                The Distributor may be telephoned at (215) 887-8111

          A copy of the Fund's Prospectus is available without charge upon written request to the Fund.

          The Rightime Fund, Inc. is an open-end diversified investment company which offers multiple series of shares. This Statement of Additional Information relates to: The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund and The Rightime Government Securities Fund. The shares of each series (the "Fund") may be purchased or redeemed at any time. Purchases will be effected at the public offering price and redemptions will be effected at net asset value next computed after the receipt of the investor's request.

                             The Rightime Fund
                        The Rightime Blue Chip Fund
                         The Rightime MidCap Fund

          The objective of each Fund is to achieve for its investors a high total return consistent with reasonable risk. Each Fund will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There is no assurance that the objective of a Fund will be achieved.

     The Rightime Social Awareness Fund

          The objective of the Fund is to achieve for its investors growth of capital and its secondary objective is current income, consistent with reasonable risk. The Fund uses a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There is no assurance that the objective of the Fund will be achieved.

     The Rightime Government Securities Fund

          The objective of The Fund is to achieve for its investors high current income consistent with safety and liquidity of principal. The Fund seeks to achieve this objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities or secured by such securities, and by investing in and by earning premiums from transactions involving related options, futures and options on futures. There is no assurance the objective will be achieved.


-------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONNECTION WITH THE FUND'S PROSPECTUS DATED MARCH 1, 1996. RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

------------------------------------------------------------------------


                           TABLE OF CONTENTS

                                                                   Page

Investment Objectives and Policies

     The Rightime Fund                                               1
     The Rightime Blue Chip Fund and                                 4
       The Rightime MidCap Fund
       The Rightime Social Awareness Fund                            6
     Options and Futures                                             8
     Money Market Securities                                        11
     The Rightime Government Securities Fund                        12
     Portfolio Turnover                                             21

Investment Restrictions                                             21
Investment Advisor                                                  25
Distributor                                                         25
Distribution Plan                                                   26
Allocation of Portfolio Brokerage                                   28
Transfer Agent                                                      29
Purchase of Shares                                                  29
Dividends, Distribution and Taxes                                   32
Officers and Directors of the Fund                                  35
General Information                                                 36
Performance                                                         36
Financial Statements


                 INVESTMENT OBJECTIVES AND POLICIES


THE RIGHTIME FUND

     The investment objective of the Fund is to achieve a high total return consistent with reasonable risk. It seeks to achieve this objective by concentrating in shares of investment companies and by making other investments selected in accordance with the Fund's investment restrictions and policies. The Fund will vary its investment strategy as described in the Fund's prospectus to seek to achieve its objective. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

High Total Return

     The Fund seeks to achieve a high total return for its shareholders. It seeks to achieve this goal by a combination of capital appreciation on investments (which may be emphasized during periods when a generally rising trend in securities markets is anticipated by the Fund's investment advisor) and high income (which may be emphasized during periods when the investment advisor anticipates that income producing securities will provide performance superior to the appreciation the Fund might otherwise achieve). The Fund also seeks to achieve a high total return by avoiding the full impact of periods of market decline by either shifting its investments or by hedging its investments. The Fund does not seek the "maximum total return" sought by some funds, because the Fund attempts to limit to a reasonable level the risk which it will bear in the selection of its investments.

Aggressive Portfolio Strategy

     During periods when the investment advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's investment objective by concentrating in a portfolio of shares of investment companies which the advisor believes will benefit from such a trend. The investment advisor will use a risk adjusted analysis (which considers the relative volatility of its various investments) to evaluate the investment companies' performance under various market conditions and to consider the potential reward and potential risk. The investment advisor will not select such investment companies based solely upon their previous performance. (See "Investments in Investment Companies and the Investment Company Industry" in the prospectus). It is expected that such investment companies will generally invest more than 50% of their assets in common and/or preferred stocks. In order to make allowance for cash flow needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio the Fund may also invest up to 75% of its asset value in other investment vehicles such as common or preferred stocks of companies which are not investment companies, investment companies which are money market funds, cash equivalents, may make use of various hedging techniques, or may hold its assets as cash. Though not required by its policies to do so, the Fund may make such investments, if necessary, to qualify as a "regulated investment company" under the Internal Revenue Code (the "IRC"). (See "Dividends, Distributions and Taxes" in the prospectus for a discussion of qualification under subchapter M of the IRC.)

Conservative Portfolio Strategy

     When the investment advisor anticipates a generally declining trend in securities markets, it may seek to achieve the Fund's investment objective by investing in the shares of money market funds and other types of investment companies, and investing up to 75% in cash equivalents and by retaining cash. The Fund may also seek to achieve a high total return during such a period without disturbing or restructuring the portfolio established by the Fund during an Aggressive Period by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as stocks, stock options, stock index options, stock index futures or options on such futures. (The Fund may also use such techniques to accommodate cash needs or to avoid impairing the Fund's status as a regulated investment company under the IRC.)

     To this end, the Fund may, as to 75% or less of its asset value buy or sell stock, stock options, stock index options, stock index futures and options thereon to seek to counter-balance portfolio volatility and/or market risk consistent with the intention of the investment objective to limit investments to those which involve a reasonable risk.
 Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from the Fund's investments originally selected under its "Aggressive Portfolio Strategy", including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. Unlike funds which seek "maximum" total return without limitation on the degree of risk the fund will bear, when such option and futures techniques are used to reduce the risk of loss (or secure investment gains) for this Fund, their use will generally reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are so "hedged." (See "Hedging" in the prospectus and "Options and Futures" below.)

Other Factors

     The Fund seeks to provide its shareholders with a high total return consistent with reasonable risk. This involves two key concepts:

     First, the Fund's advisor will attempt to minimize market risk by monitoring and responding to factors (such as various monetary, or market momentum indicators) which the Advisor expects will assist it in determining an investment posture including whether to restructure the portfolio for the Fund. This involves the use of "market timing" concepts and procedures which have been developed and applied by the Fund's investment advisor. Market timing involves the use of analytical techniques which seek to anticipate major market trends which in the opinion of the investment advisor affect securities markets over periods of time, so an investor (such as the Fund) may restructure its portfolio of investments to increase gains or income, or avoid losses. The Fund's investment advisor will apply such analytical techniques to the Fund's investments, including the investment companies in which the Fund invests. It should be noted that some members of the investment community believe that market timing cannot be achieved successfully on a consistent basis and there can be no assurance the advisor will achieve such a level of consistency. If the investment advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or incur losses.

     Second, when appropriate to achieve the objective and strategies described above, the Fund intends to use investment techniques under which it would buy or sell portfolio securities such as stocks, stock options, stock index options, stock index futures or options on such futures to avoid untimely portfolio transactions, costly restructuring of the portfolio, or adverse market effects while the Fund is investing its assets. These techniques and securities are generally considered to be speculative and to involve higher risks or costs to an investor. The Fund will not, however, use stock index futures and options thereon for speculative purposes. These techniques will be used by the Fund when appropriate to "hedge" the usual investment risks attendant upon its investments, and the Fund believes it will therefore avoid the risks of such speculative use of these techniques.

     The Fund also seeks to protect the value of an investment in the Fund by temporarily foregoing high total return for protection and stability of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the selection of high proportions, up to 100%, of temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), the use of very short portfolio maturities of 60 days or less, other investments which protect the value of the Fund, and similar techniques such as holding cash.

Investment Company Securities

     The other investment companies in which the Fund invests will be diversified investment companies managed by a number of investment advisors and portfolio managers. This will offer the Fund an opportunity to benefit from a variety of diversified portfolios.

     Each such company will be a registered investment company, and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Advisor believes that such investment companies provide a sound foundation upon which to base an investment portfolio. By investing in a broad spectrum of such companies the Fund hopes to benefit from the collective research and analysis of many experienced investment personnel.

     There are many types of investment companies. All maintain portfolios which are generally liquid, but can be composed of different kinds of securities and involve different objectives. Such companies may seek only income, only appreciation, or various combinations of these. They may invest in money market securities, short or long term bonds, dividend producing stocks, tax-exempt municipal securities, or a variety of other instruments. They may seek speculative or conservative investments ranging from securities issued by new companies to securities issued by "blue-chip" companies. An investment company which has a policy of holding 80% of its assets in debt securities maturing in thirteen months or less, or which holds itself out as a "money market fund" will be treated as a money market fund by the Fund.

     The Fund's investment advisor will be responsible for monitoring and evaluating these kinds of factors to select investment company fund securities for the Fund's portfolio in accordance with the policies and techniques described in the prospectus.


THE RIGHTIME BLUE CHIP FUND AND THE RIGHTIME MIDCAP FUND

     The investment objective of each Fund is to achieve a high total return consistent with reasonable risk. The Rightime Blue Chip Fund seeks to achieve this objective by investing in shares of Blue Chip securities and by making other investments selected in accordance with the Fund's investment restrictions and policies. The Rightime MidCap Fund seeks to achieve this objective by investing in shares of MidCap securities and by making other investments selected in accordance with the Fund's investment restrictions and policies. Each Fund will vary its investment strategy as described in the Fund's prospectus to seek to achieve its objective. This Statement of Additional Information contains further information concerning the techniques and operations of each Fund, the securities in which it will invest, and the policies it will follow.

High Total Return

     Each Fund seeks to achieve a high total return for its shareholders. Each Fund seeks to achieve this goal by a combination of capital appreciation on investments (which may be emphasized during periods when a generally rising trend in securities markets is anticipated by the Fund's investment advisor) and high income (which may be emphasized during periods when the investment advisor anticipates that income producing securities will provide performance superior to the appreciation the Fund might otherwise achieve). Each Fund also seeks to achieve a high total return by avoiding the full impact of periods of market decline by either shifting its investments or by hedging its investments. The Funds do not seek the "maximum total return" sought by some funds, because each Fund attempts to limit to a reasonable level the risk which it will bear in the selection of its investments.

Aggressive Portfolio Strategy

     During periods when the investment advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's investment objective by investing in a portfolio of Blue Chip securities for The Rightime Blue Chip Fund and MidCap securities for The Rightime MidCap Fund, which the advisor believes will benefit from such a trend. In order to make allowance for cash flow needs of a Fund or when a Fund is otherwise pursuing appreciation in its portfolio, the respective Fund may also invest up to 35% of its asset value in other investment vehicles which are not Blue Chips or MidCaps. Though not required by its policies to do so, the Fund may make such investments, if necessary, to qualify as a "regulated investment company" under the Internal Revenue Code (the "IRC"). (See "Dividends, Distributions and Taxes" in the prospectus for a discussion of qualification under subchapter M of the IRC.)

Conservative Portfolio Strategy

     When the investment advisor anticipates a generally declining trend in securities markets, it may seek to achieve the respective Fund's investment objective by investing up to 35% in securities other than Blue Chips or MidCaps. Each Fund may also seek to achieve a high total return during such a period without disturbing or restructuring the portfolio established by the Fund during an Aggressive Period by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as bonds and other debt obligations, stock options, stock index options, stock index futures or options on such futures. (Each Fund may also use such techniques to accommodate cash needs or to avoid impairing the Fund's status as a regulated investment company under the IRC.)

     To this end, each Fund may, as to 35% or less of its asset value buy or sell bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon to seek to counter-balance portfolio volatility and/or market risk consistent with the intention of the investment objective to limit investments to those which involve a reasonable risk. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from a Fund's investments originally selected under its "Aggressive Portfolio Strategy", including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. Unlike funds which seek "maximum" total return without limitation on the degree of risk the fund will bear, when such option and futures techniques are used to reduce the risk of loss (or secure investment gains) for a Fund, their use will generally reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are so "hedged." (See "Hedging" in the prospectus and "Options and Futures" below.)

Other Factors

     Each Fund seeks to provide its shareholders with a high total return consistent with reasonable risk. This involves two key concepts:

     First, the Funds' advisor will attempt to minimize market risk by monitoring and responding to factors (such as various monetary, or market momentum indicators) which the Advisor expects will assist it in determining an investment posture including whether to restructure the portfolio for each Fund. This involves the use of "market timing" concepts and procedures which have been developed and applied by the Fund's investment advisor. Market timing involves the use of analytical techniques which seek to anticipate major market trends which in the opinion of the investment advisor affect securities markets over periods of time, so an investor (such as the Fund) may restructure its portfolio of investments to increase gains or income, or avoid losses. The Funds' investment advisor will apply such analytical techniques to each Fund's investments, including the Blue Chip securities in which The Rightime Blue Chip Fund invests and the MidCap securities in which The Rightime MidCap Fund invests. It should be noted that some members of the investment community believe that market timing cannot be achieved successfully on a consistent basis and there can be no assurance the advisor will achieve such a level of consistency. If the investment advisor incorrectly judges turns in the market, a Fund may lose opportunities for gains or incur losses.

     Second, when appropriate to achieve the objective and strategies described above, each Fund intends to use investment techniques under which it would buy or sell portfolio securities such as stock options, stock index options, stock index futures or options on such futures to avoid untimely portfolio transactions, costly restructuring of the portfolio, or adverse market effects while the Fund is investing its assets. These techniques and securities are generally considered to be speculative and to involve higher risks or costs to an investor. The Funds will not, however, use stock index futures and options thereon for speculative purposes. These techniques will be used by each Fund when appropriate to "hedge" the usual investment risks attendant upon its investments, and the Fund believes it will therefore avoid the risks of such speculative use of these techniques.

     Each Fund also seeks to protect the value of an investment in the Fund by temporarily foregoing high total return for protection and stability of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the selection of high proportions, up to 100%, of temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), the use of very short portfolio maturities of 60 days or less, other investments which protect the value of the Fund, and similar techniques such as holding cash.

THE RIGHTIME SOCIAL AWARENESS FUND

     The investment objective of the Fund is to achieve for its investors growth of capital and its secondary objective is current income, consistent with reasonable risk. The Fund seeks to achieve this objective by investing in securities of well known and established companies, as well as smaller, less well known companies, with prospects for above average capital growth and by making other investments selected in accordance with the Fund's investment restrictions and policies. As described in the Prospectus, the Fund also imposes certain social criteria prior to selecting investments for the Fund. The Fund will vary its investment strategy as described in the Fund's prospectus to seek to achieve its objective. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

Growth of Capital and Income

     The Fund seeks to achieve primarily growth of capital and secondarily current income for its shareholders. The Fund seeks to achieve this goal by a combination of capital appreciation on investments (which may be emphasized during periods when a generally rising trend in securities markets is anticipated by the Fund's investment advisor) and high income (which may be emphasized during periods when the investment advisor anticipates that income producing securities will provide performance superior to the appreciation the Fund might otherwise achieve, consistent with maintaining the Fund's objective). The Fund also seeks to achieve a return on its investments by avoiding the full impact of periods of market decline by either shifting its investments or by hedging its investments. The Fund attempts to limit to a reasonable level the risk which it will bear in the selection of its investments.

Aggressive Portfolio Strategy

     During periods when the investment advisor anticipates a rising trend in the securities markets, it will seek to achieve the Fund's investment objective by investing in a portfolio of securities, primarily common stocks, which the advisor believes will benefit from such a trend.
 In order to make allowance for cash flow needs of the Fund or when the Fund is otherwise pursuing appreciation in its portfolio, the Fund may also invest its assets in other investment vehicles. Though not required by its policies to do so, the Fund may make such investments, if necessary, to qualify as a "regulated investment company" under the Internal Revenue Code (the "IRC"). (See "Dividends, Distributions and Taxes" in the prospectus for a discussion of qualification under subchapter M of the IRC.)

Conservative Portfolio Strategy

     When the investment advisor anticipates a generally declining trend in securities markets, it may seek to achieve the Fund's investment objective by investing in securities other than common stocks, consistent with maintaining the Fund's objective. The Fund may also seek to achieve its objective during such a period without disturbing or restructuring the portfolio established by the Fund during an Aggressive Period by using cash, cash equivalents, proceeds of maturing securities, new assets, etc. to purchase or sell other investment vehicles such as bonds and other debt obligations, stock options, stock index options, stock index futures or options on such futures. (The Fund may also use such techniques to accommodate cash needs or to avoid impairing the Fund's status as a regulated investment company under the IRC.)

     To this end, the Fund may buy or sell bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon to seek to counter-balance portfolio volatility and/or market risk consistent with the intention of the investment objective to limit investments to those which involve a reasonable risk. Stock options, stock index futures and options thereon are utilized to "hedge" risks arising from the Fund's investments originally selected under its "Aggressive Portfolio Strategy", including those risks arising while the Fund is selecting suitable investments for its assets, and are not entered into for speculative purposes. When such option and futures techniques are used to reduce the risk of loss (or secure investment gains) for the Fund, their use will generally reduce or impose a limit on the amount of gains the Fund can achieve from the investments which are so "hedged." (See "Hedging" in the prospectus and "Options and Futures" below.)

Other Factors

     The Fund seeks to provide its shareholders with growth of capital and with current income as a secondary objective, consistent with reasonable risk. This involves two key concepts:

     First, the Fund's advisor will attempt to minimize market risk by monitoring and responding to factors (such as various monetary, or market momentum indicators) which the Advisor expects will assist it in determining an investment posture including whether to restructure the portfolio for a Fund. This involves the use of "market timing" concepts and procedures which have been developed and applied by the Fund's investment advisor. Market timing involves the use of analytical techniques which seek to anticipate major market trends which in the opinion of the investment advisor affect securities markets over periods of time, so an investor (such as the Fund) may restructure its portfolio of investments to increase gains or income, or avoid losses. The Fund's investment advisor will apply such analytical techniques to the Fund's investments. It should be noted that some members of the investment community believe that market timing cannot be achieved successfully on a consistent basis and there can be no assurance the advisor will achieve such a level of consistency. If the investment advisor incorrectly judges turns in the market, the Fund may lose opportunities for gains or incur losses.

     Second, when appropriate to achieve the objective and strategies described above, the Fund intends to use investment techniques under which it would buy or sell portfolio securities such as stock options, stock index options, stock index futures or options on such futures to avoid untimely portfolio transactions, costly restructuring of the portfolio, or adverse market effects while the Fund is investing its assets. These techniques and securities are generally considered to be speculative and to involve higher risks or costs to an investor. The Fund will not, however, use stock index futures and options thereon for speculative purposes. These techniques will be used by the Fund when appropriate to "hedge" the usual investment risks attendant upon its investments, and the Fund believes it will therefore avoid the risks of such speculative use of these techniques.

     The Fund also seeks to protect the value of an investment in the Fund by temporarily foregoing growth of capital for protection and stability of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the selection of high proportions, up to 100%, of temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), the use of very short portfolio maturities of 60 days or less, other investments which protect the value of the Fund, and similar techniques such as holding cash.

Options and Futures

     The following descriptions of stock options, stock index options, stock index futures and options on such futures are summaries of the vehicles The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund may use to "hedge" their respective investments, and illustrate techniques each Fund can select to achieve such hedging.

     Option Characteristics and Transactions: The Fund intends to purchase and/or write put and call options that are traded on United States securities exchanges and over-the-counter. A call option is a short-term contract (having a duration of nine months or less) pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     A call option is "covered" if the Fund owns the underlying security (or equivalent in the case of stock index options) covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     If the Fund as the writer of an option wishes to terminate its obligation, the Fund may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor (such as the Fund) who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date, or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments.

     The Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option or in the case of a closing sale transaction, the price received on the transaction is more than the premium paid to purchase the option; the Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option or in the case of a closing sale transaction, the price received on the transaction is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a call option is likely to be offset in whole or in part by appreciation of the underlying security if it is owned by the Fund.

     Stock Index Futures Characteristics: The Fund intends to purchase and sell stock index futures contracts as a hedge against changes in market conditions in accordance with the portfolio strategies described in the prospectus. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with the changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take, or make delivery of, an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

     Characteristics of Options on Stock Index Futures: The Fund intends to purchase and/or write put and call options on stock index futures which are traded on a U.S. exchange or Board of Trade. Options on stock index futures are similar to options on stocks except that an option on a stock index future gives the purchaser the right, in return for the premiums paid, to assume a position in a stock index futures contract (a purchase if the option is a call and a sale if the option is a put), rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the stock index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date.

     Risks of Transactions in Stock Options:   An option position may be
closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.
 In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an exchange could include the following: l) there may be insufficient trading interest in certain options; 2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; 3) trading-halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; 4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; 5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or 6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
 There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, The Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

          When the Fund enters into a futures transaction, it must deliver to the Futures Commission Merchant (the "FCM") selected by the Fund an amount referred to as "initial margin." This amount is maintained by the FCM in an account at the Fund's Custodian Bank. Thereafter "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with the controls set for such account. These controls, including the requirement that the Fund draw out amounts in excess of $50,000 in any one such account, are intended to protect the Fund from misappropriation of such "margin." The Fund will carefully monitor such accounts to seek to minimize the risk attendant upon such accounts.

          The Fund will also request that the Custodian Bank segregate other securities of the Fund equal in value to the Fund's potential liability under such transactions in excess of any amount held by the FCM, so that the Fund will always have the necessary assets to fulfill its obligation. The segregated account procedures will comply with Investment Company Act Release Number 10666 so the Fund will not be deemed to be engaged in the issuance of senior securities.

Money Market Securities

     Although The Rightime Fund intends to concentrate its investments in investment company securities, The Rightime Blue Chip Fund intends to invest its assets primarily in Blue Chip securities and The Rightime MidCap Fund and The Rightime Social Awareness Fund intend to invest their assets primarily in common stocks, each Fund may invest its assets directly in money market securities whenever deemed appropriate by the advisor to achieve the Fund's investment objective. It may invest without limitation in such securities on a temporary basis for defensive purposes.

     Securities issued or guaranteed as to principal and interest by the United States government ("Government Securities") include a variety of Treasury securities, which differ in their interest rates, maturities and date of issue. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. Each Fund will only acquire Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than those with longer maturities.

     Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation having total assets in excess of five hundred million dollars ("Domestic Banks").

     Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.


     Under a repurchase agreement the Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the U.S. A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week) and at no time will the Fund invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount to be paid to the Fund under each agreement at its maturity, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's net assets would be invested in such repurchase agreements together with any other illiquid assets.


THE RIGHTIME GOVERNMENT SECURITIES FUND

     The objective of the Fund is to achieve for its investors a high current income, consistent with safety and liquidity of principal.

     The Fund seeks to achieve its investment objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("Government Securities") or securities secured by such securities, and by engaging in transactions involving related options, futures and options on futures.

     This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

     Government Securities include (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance:
U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years) all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association, some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks, and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association. For a "Description of Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities", see the Appendix.

     The Fund may also purchase separated or divided U.S. Treasury securities. Separated or Divided U.S. Treasury securities is the term used by the Fund to describe U.S. Treasury bills, notes and bonds which have been stripped of their unmatured interest coupons. These securities are often referred to as zero coupon Treasury Securities or Treasury Receipts. The term also describes the stripped coupons themselves and receipts or certificates representing interest in the stripped obligations and coupons. Like a Treasury bill, a zero-coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount substantially less than its face value (sometimes referred to as a "deep discount" price).

     Currently the only U.S. Treasury security issued without coupons is the Treasury bill. However, in the last few years a number of banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The timely payment of interest and principal on the stripped securities remains guaranteed by the "full, faith and credit" of the U.S. Government. The receipts and certificates are sold at a discount from face value. Their prices may exhibit greater volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor. The investor's yield is computed by amortizing the difference between the discounted purchase price and the face value at the purchase price and the face value at the maturity date over the life of the security, rather than interim interest payments. More recently, the U.S. Treasury Department has facilitated the stripping of Treasury notes and bonds by permitting the separated corpus and coupons to be transferred directly through the Federal Reserve Banks' book-entry system. This program, which eliminates the need for custodial or trust accounts to hold the Treasury securities, is called "Separate Trading of Registered Interest and Principal of Securities". Each such stripped instrument (or receipt) entitles the holder to a fixed amount of money from the Treasury at a single, specified future date.
The U.S. Treasury redeems zero coupon securities consisting of the corpus for the face value thereof at maturity and those consisting of stripped coupons for the amount of interest, and at the date, stated thereon.

     Separated or divided U.S. Treasury Securities represent a single interest, or principal, payment on a U.S. Treasury bond which has been separated from all the other interest coupons as well as the bond itself.
 When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the difference between the price the Fund pays for the instrument when it purchases the instrument at a discount and what the instrument entitles the Fund to receive when the instrument matures. That difference is amortized and accrued each day during the time the security is held. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Treasury security and prevailing market interest rates when the separated U.S. Treasury security is purchased. Separated U.S. Treasury securities can be considered a zero coupon investment because no payment is made to the Fund until maturity. These investments' market values are much more susceptible to changes in market interest rates than income-producing securities. These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security. The Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive.

     The Fund may temporarily take a defensive position by investing a greater portion of its assets in cash, short term Government Securities and related repurchase agreements or by reducing the average weighted maturity of its portfolio. The Fund may enter into repurchase agreements (a purchase of and simultaneous commitment to resell a security at an agreed upon price on an agreed upon date) from a seller, usually a bank or brokerage firm, and only for Government Securities. The value of the securities held by the custodian pursuant to the repurchase agreement will at all times be greater than or equal to the resale price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.
 Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market rise. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government. If the vendor fails to pay the sum agreed to on the agreed upon delivery date, the Fund would have the right to sell the Government Securities, but might incur a loss in so doing and in certain cases may not be permitted to sell the Government Securities. For additional information concerning repurchase agreements, see "Investment Restrictions" in this Statement of Additional Information.

     Government Securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, the yields available from Government Securities are generally lower than the yields available from corporate interest bearing securities. To the extent the Fund purchases U.S. Obligations of medium term or longer, the Fund's net asset value will vary inversely with changes in market interest rates. Consequently, investors in the Fund may be subject to more risk than other funds which do not purchase investments of medium term or longer. However, on an historical basis, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities have involved minimal risk of loss of principal or interest.

     Changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of shares of the Fund. Such changes do not affect the income received by the Fund from such securities. However since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.

     When Issued and Delayed Delivery Transactions: The Fund may purchase and sell securities on a "when issued" and "delayed delivery" basis, that is, obligate itself to purchase or sell securities with delivery and payment to occur at a later date in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the obligation. When the Fund engages in "when issued" and "delayed delivery" transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No interest accrues to the Fund with respect to securities purchased on a "when issued" or "delayed delivery" basis until delivery and payment take place. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. "When issued" and "delayed delivery" transactions may be expected to occur a month or more before delivery is due. No payment or delivery, however, is made by the Fund until it receives delivery or payment from the other party to the transaction. The Fund will maintain in a segregated account with its custodian, cash, Treasury bills, or other U.S. Government securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

     Futures Contracts and Options on Futures Contracts: The Fund may enter into contracts for the purchase or sale for future delivery of fixed income securities ("Futures Contracts"). This investment technique is designed to hedge (i.e., protect) against anticipated changes in interest rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of Government Securities which the Fund intends to purchase at a later date.

     When a Futures Contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A "purchase" of a Futures Contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specific future month.

     Futures Contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures Contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts between the clearing members of the exchange will be performed. The Fund will only enter into Futures contracts which are based on Government Securities, including any index of government securities.

     While Futures Contracts based on debt securities provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an off-setting transaction. The Fund will incur brokerage fees when it purchases or sells Futures Contracts. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." It is expected that the initial deposit would be approximately 4% of the contract's face value. Daily thereafter, the Futures Contract is valued and the payment of "variation margin" may be required since each day the Fund may provide or receive cash that reflects the decline or increase in the value of the contract. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a Futures Contract may not have been issued when the contract was written.

     The purpose of the purchase or sale of a Futures Contract, in the case of a portfolio such as the Fund's portfolio, which holds or intends to acquire Government Securities, is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. For example, if the Fund owns Government Securities, and if interest rates were expected to increase, the Fund might enter into Futures Contracts for the sale of such securities. Such a sale would have much the same economic effect as selling an equivalent value of the Government Securities the Fund owns. If interest rates did increase, the value of the securities in the portfolio would decline, but the value of the Fund Futures Contracts would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining, or declining as much as it otherwise would have.

     Similarly, when it is expected that interest rates may decline, Futures Contracts may be purchased to hedge in anticipation of subsequent purchases of Government Securities at higher prices. The Fund could take advantage of the anticipated rise in the value of such securities without actually buying them until the necessary cash became available or the market had stabilized. At that time, the Futures Contracts could be liquidated and the Fund could buy the Government Securities on the cash market. Due to changing market conditions, however, and interest rate forecasts, a futures position may be terminated without a corresponding purchase of securities. The Fund could accomplish similar results by selling Government Securities with long maturities and investing in Government Securities with short maturities when interest rates are expected to increase. However, when the futures market is more liquid than the cash market, the use of Futures Contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell its portfolio securities. To the extent the Fund enters into Futures Contracts for these purposes, it will maintain a segregated asset account consisting of cash or high grade Government Securities in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such Futures Contracts.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close Futures Contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of such distortion, a correct forecast of general interest rate trends by the Advisor may still not result in a successful transaction.

     The liquidity of a market in a futures contract may also be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. On any day or days when the price fluctuation limits have been reached, the Fund may be unable to liquidate existing futures positions or to implement a hedging strategy through the purchase or sale of particular futures.

     The Fund will not maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for historical volatility relationship between the portfolio and futures contracts.

     Investments in Futures Contracts entail the risk that if the Advisor's investment judgment about the general direction of interest rates is incorrect the Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of Government Securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its Government Securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may have to sell Government Securities from its portfolio to meet daily variation margin requirements. Such sale of Government Securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     The Fund intends to purchase and sell options on Futures Contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying security, it may or may not be less risky than ownership of the futures contract or underlying security. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of Government Securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of put options on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

     The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Fund's ability to engage in the options and futures strategies described above will depend on the availability of a liquid market in such instruments. Markets in options and futures with respect to Government Securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

     Options: The Fund intends to write covered put and call options and purchase put and call options on Government Securities and options on other optionable Government Securities.

     Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options written by the Fund give the holder the right to sell the underlying security to the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and Government Securities in a segregated account with its custodian. A put option written by the Fund is "covered" if the Fund maintains cash and Government Securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     The writer of an option has no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer retains the amount of the premium.
 This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or Government Securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event that secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund may write options in connection with buy-and-write transactions; that is the Fund may purchase a security and then, either simultaneously or in a separate transaction, write a call option against the security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price.
 If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

     The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Fund may purchase call options to hedge against an increase in the price of Government Securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     The Fund will not purchase put and call options if as a result more than 5% of its total assets would be invested in such options.

     Lending of Portfolio Securities: The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made only to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or high quality Government Securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on twenty-four hours' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisor to be of good standing, and when, in the judgment of the Advisor the consideration which could be earned currently from securities loans of this type justifies the attendant risk. The Fund pays various fees in connection with such loans including shipping fees and reasonable custodian and placement fees approved by the Advisor in accordance with instructions of the Board of Directors of the Fund or designated officers of the Fund. If the Advisor determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Fund's total assets.

     Portfolio Management: The Fund intends to fully manage its portfolio by buying and selling Government Securities or holding selected Government Securities to maturity, by purchasing securities secured by such securities, and by engaging in transactions involving related Options, Futures and Options on Futures. In managing its portfolio the Fund seeks a high current income consistent with liquidity and safety of principal by taking advantage of market developments and yield disparities, which may include use of the following strategies:

     (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to reduce the potential for depreciation of principal;

     (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to increase the potential for appreciation of principal;

     (3) selling one type of Government Security (e.g., Treasury bonds) and buying another (e.g., GNMA direct pass-through certificates) when disparities arise in the relative values of each; and

     (4) changing from one U.S. Government obligation to an essentially similar U.S. Government obligation when their respective yields are distorted due to market factors.

     The Fund will also use the techniques described above under "'When-Issued' Securities," "Options," "Futures Contracts and Options on Futures Contracts" to manage its portfolio.

     These strategies may result in increases or decreases in the Fund's current income available for distribution to the Fund's shareholders and in the holding by the Fund of obligations which sell at moderate to substantial premiums or discounts from face value. Moreover, if the Fund's expectations of changes in interest rates or its evaluation of the normal yield relationship between two obligations proves to be incorrect, the Fund's income, net asset value per share and potential capital gain may be decreased or its potential capital loss may be increased.

Portfolio Turnover

     It is not the policy of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund or The Rightime Government Securities Fund to purchase or sell securities for short-term trading purposes, but each Fund may sell securities to recognize gains or avoid potential for loss. Each Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment advisor believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. Each Fund may seek to avoid untimely portfolio transactions by utilizing hedging techniques which reduce the necessity to restructure portions of each Fund's portfolio. Nevertheless, each Fund presently estimates that its annualized portfolio turnover rate will generally not exceed 400%. High portfolio turnover might involve additional transaction costs (such as brokerage commissions or sales charges) which are borne by the Fund,or adverse tax effects. (See "Dividends, Distributions and Taxes" in the prospectus.)


     INVESTMENT RESTRICTIONS

     In addition to those set forth in The Rightime Fund, Inc.'s current Prospectus, each Fund has adopted the Investment Restrictions set forth below, which cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. As provided in the Investment Company Act of 1940 a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the following restrictions. These investment restrictions provide that the Fund will not:

The Rightime Fund, The Rightime Blue Chip Fund,
The Rightime Social Awareness Fund and
The Rightime MidCap Fund

     (1) issue senior securities, except to the extent that an investment technique described in the Fund's prospectus (such as the use of stock index futures) may be deemed to involve a "senior security."

     (2) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

     (3) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

     (4) invest for the purpose of exercising control or management of another company.

     (5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

     (6) make purchases of securities on "margin" (though the Fund will comply with applicable requirements of the Commodities Futures Trading Commission with respect to futures).

     (7)     sell securities short.

     Although it is not a fundamental policy, neither The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund or The Rightime MidCap Fund intends to invest more than 5% of its assets, at the time of investment, in the securities of any issuers which have records of less than three years' continuous operation, including the operation of any predecessor (other than obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities). With exception of The Rightime Fund, no Fund intends to invest its assets in shares of other investment companies. Although it is not a fundamental policy, for purposes of Wisconsin regulations, any such investment by the MidCap Fund or Social Awareness Fund in other investment company shares will be limited to 10% of the Fund's assets.

The Rightime Fund

     (8) concentrate its investments in any industry other than registered investment companies.

The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund

     (9)     concentrate its investments in any industry.

The Rightime Government Securities Fund

     (1) borrow money or pledge its assets except as a temporary measure for extraordinary or emergency purposes and not in excess of 33 1/3% of the value of the total assets of the Fund taken at the lower of their market value or cost (the Fund intends to borrow money only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities) (for the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets); for additional related restrictions, see paragraphs (i) and (ii) under the caption "State and Federal Restrictions" on page 35;

     (2) purchase any security or evidence of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Fund may make deposits on margin in connection with futures contracts and related options;

     (3) write, purchase or sell any put or call option or any combination, provided that this shall not prevent the writing, purchasing and selling of puts, calls or combinations thereof with respect to Government Securities and with respect to futures contracts or the purchase, ownership, holding or sale of contracts for the future delivery of fixed income securities; etc. as described in "Investment Objective and Policies".

     (4) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

     (5) purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and related options as described in "Investment Objective and Policies."

     (6) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time (It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for Federal income tax purposes; such sales would not be made of securities subject to outstanding options);

     (7) make loans to other persons except through the lending of its portfolio securities not in excess of 30% of its total assets (taken at market value) and except through the use of repurchase agreements maturing in less than seven days (for these purposes the purchase of all or a portion of an issue of debt securities in accordance with the Fund's investment objective and policies shall not be considered the making of a loan);

     (8) knowingly invest in securities which are restricted securities (including repurchase agreements maturing in more than seven days) under the Securities Act of 1933 if, as a result thereof, more than 10% of the Fund's net assets (taken at market value) would be so invested (the Fund currently does not intend to invest in restricted securities if such investments would equal 5% of the Fund's net assets);

     (9) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund;

     (10) purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state or the United States); or

     (11) issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (for the purpose of this restriction, collateral arrangements with respect to options, futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security).

     State and Federal Restrictions: In order to comply with certain state and federal statutes and policies, the Fund will not, as a matter of operating policy, (i) borrow money for any purchase in excess of 10% of its assets (taken at market value) (moreover, the Fund will not purchase any securities for its portfolio at any time at which borrowings exceed 5% of its assets (taken at market value)), (ii) pledge for any purpose in excess of 10% of its assets (taken at market value) (for the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets; the Fund currently does not intend to pledge its assets if it would result in 5% or more of its assets pledged), (iii) invest more than 5% of its total assets at the time of investment in companies which, including predecessors, have a record of less than three years' continuous operation, (iv) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or director of the Fund, or is an officer or Director of the Advisor if, after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer and such persons owning more than 1/2 of 1% of such shares of securities together own beneficially more than 5% of such shares or securities, or both, (v) invest for the purpose of exercising control or management, or (vi) purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation, provided, however, that the Fund shall not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund and, provided further, that the Fund shall not purchase securities issued by any open-end investment company (the Fund currently does not intend to invest in securities issued by a registered investment company if such investment would equal or exceed 5% of the Fund's assets). Although the Fund may from time to time issue senior securities or pledge its assets to the extent permitted by investment restrictions (1) and (11) above, the Fund has no current intention of engaging in such investment techniques. These policies are not fundamental and may be changed by the Fund without shareholder approval in response to changes in the various state and federal requirements.


                             INVESTMENT ADVISOR

     The Rightime Fund, Inc. has entered into investment advisory agreements with Rightime Econometrics for the series of the Fund, as of the following dates: The Rightime Fund, March 26, 1985; The Rightime Blue Chip Fund, July 1, 1987; The Rightime Social Awareness Fund, March 1, 1990; The Rightime MidCap Fund, November 10, 1991; The Rightime Government Securities Fund, December 24, 1986. Each Agreement was initially approved by the Board of Directors for a term of two years from its effective date, subject to shareholder ratification. Each Agreement will continue in effect from year to year thereafter only if such continuance is approved annually by either the Fund's Board of Directors or by a vote of a majority of the outstanding voting securities of the Fund and in either case by the vote of a majority of the directors who are not parties to the Agreement or interested persons (as such term is defined in the Investment Company Act of 1940, as amended) of any party to the Agreement, voting in person at a meeting called for the purpose of voting on such approval. Each Agreement may be terminated at any time without penalty by the Fund's Board of Directors or by a majority vote of the outstanding shares of the Fund, or by the Investment Advisor, in each instance on not less than 60 days' written notice and shall automatically terminate in the event of its assignment. The following table shows the fees paid by each series pursuant to its Advisory Agreement, during the three most recent fiscal years:

                                   1995           1994             1993

The Rightime Fund              $  747,548     $  792,006        $ 867,139
The Rightime Blue Chip Fund     1,163,294      1,099,297        1,104,240
The Rightime Government
   Securities Fund                 91,578        117,018          128,812
The Rightime Social
   Awareness Fund                  35,179         42,361           46,119

The Rightime MidCap Fund          354,183        321,829          230,894

The sole officer, director and shareholder of Rightime Econometrics, Inc. is David J. Rights. Mr. Rights is also the President and Treasurer of the Fund and the President and Treasurer of Rightime Administrators, Inc., the Fund's administrator. Mr. Rights is a registered representative of and consultant to the Fund's distributor and transfer agent, Lincoln Investment Planning, Inc. (the "Distributor"), however, it is expected that Mr. Rights will terminate his registered status with the Distributor and become the registered principal of RTE Securities, Inc. RTE Securities, Inc. is a broker-dealer firm owned by Mr. Rights which has been retained by the Distributor to provide consulting and wholesaling services with respect to the distribution of the Fund's shares. The Investment Advisor serves as advisor to another client, and may act in the future as advisor to other clients or funds.


                               DISTRIBUTOR

     Pursuant to the Distribution Agreement for each Fund, the expenses of printing all sales literature, including prospectuses, are to be borne by the Distributor. Each Distribution Agreement provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Fund's Board of Directors or by a vote of a majority of the outstanding voting securities of the Fund and in either case by the vote of a majority of the directors who are 12b-1 Directors as that term is defined in the prospectus, voting in person at a meeting called for the purpose of voting on such approval.
 Each agreement will terminate automatically in the event of its assignment. Under each Distribution Agreement, the Distributor is the exclusive agent for the Fund's shares, and has the right to select selling dealers to offer the shares to investors.

     Edward S. Forst, Sr., the Vice President and Secretary of The Rightime Fund, Inc., is the Chairman of the Distributor; he is also Vice President and Secretary of Rightime Administrators, Inc., each Fund's Administrator. David J. Rights is a registered representative of and acts as a consultant to the Distributor, and holds other positions with Fund affiliates as described above under "Investment Advisor."

     The services provided by the Distributor under each Distribution Agreement relate to the sale of the Fund's shares. These services are separate from those provided by the Distributor in its capacity as sub-administrator to Rightime Administrators, Inc., such as receiving and responding to shareholder inquiries, assisting each Fund with tax returns, proxy statements, and other services not undertaken to distribute shares.

     Commissions for distribution of Fund shares and other compensation received by Lincoln Investment Planning during the Fund's fiscal years ended October 31, 1995, 1994, and 1993:

                                      Distributor
                          Net        Compensation
        Total         Underwriting   on Redemption
     Underwriting    Commissions to      and         Brokerage      Other
     Commissions      Distributor    Repurchases   Commissions   Compensation
    -------------    -------------   -----------   -----------   -------------
1993     2,134,798*       2,134,798       -0-           -0-           -0-
1994     1,286,060*       1,286,060       -0-           -0-           -0-
1995     1,091,389*       1,091,389       -0-           -0-           -0-

* Does not include nominal amounts paid to Lincoln Investment Planning by investment companies whose shares are purchased by The Rightime Fund series of the Fund, to compensate Lincoln Investment Planning for shareholder servicing and/or distribution activities on behalf of such companies.

                                DISTRIBUTION PLAN

     Pursuant to each Fund's 12b-1 Distribution Plan, each Fund may incur distribution costs which may not exceed: .50% per annum of The Rightime Fund's net assets and .25% per annum for each of The Rightime Blue Chip Fund's, The Rightime Social Awareness Fund's and The Rightime MidCap Fund's net assets for payments to the Distributor or others for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund. The 12b-1 Distribution Plan for each Fund also provides that each Fund may incur a shareholder servicing fee of .25% per annum of the Fund's net assets which is paid to the Distributor or others for ongoing servicing and/or maintenance of shareholder accounts.

          During the most recent fiscal year, the distribution expenses paid by the Series of the Fund were as follows: The Rightime Fund $747,548; The Rightime Blue Chip Fund $581,647; The Rightime Government Securities Fund $0; The Rightime Social Awareness Fund $17,590; and The
Rightime MidCap Fund $177,092.   The shareholder servicing expenses paid
by the Series of the Fund were as follows: The Rightime Fund $373,774; The Rightime Blue Chip Fund $581,647; The Rightime Government Securities Fund $57,236; The Rightime Social Awareness Fund $17,590; and The Rightime MidCap Fund $177,092.

          The following table sets forth the distribution and shareholder servicing expenses paid on behalf of each series by Lincoln Investment Planning during the most recent fiscal year ended October 31. The excess costs incurred over payments received from the Funds pursuant to each Fund's 12b-1 Distribution Plan were paid by the Distributor from its own resources and will not be reimbursed by the Fund.


                                              1995

The Rightime Fund
-----------------
Commissions to Salesmen                 $     632,329
Administration Staff                           94,378
Advertising & Printing                         19,413
Miscellaneous Selling Expenses                110,752
Office Expenses                                40,318
Professional Services                          23,871

                                             1995
The Rightime Blue Chip Fund
---------------------------
Commissions to Salesmen                $      986,191
Administration Staff                          147,194
Advertising & Printing                         30,277
Miscellaneous Selling Expenses                172,730
Office Expenses                                62,880
Professional Services                          37,230

                                             1995
The Rightime Government Securities Fund
---------------------------------------
Commissions to Salesmen                 $      79,852
Administration Staff                           11,918
Advertising & Printing                          2,452
Miscellaneous Selling Expenses                 13,986
Office Expenses                                 5,091
Professional Services                           3,015

                                             1995
The Rightime Social Awareness Fund
----------------------------------
Commissions to Salesmen                 $      28,982
Administration Staff                            4,326
Advertising & Printing                            890
Miscellaneous Selling Expenses                  5,076
Office Expenses                                 1,848
Professional Services                           1,094

                                             1995
The Rightime MidCap Fund
------------------------
Commissions to Salesmen                 $     299,343
Administration Staff                           44,678
Advertising & Printing                          9,190
Miscellaneous Selling Expense                  52,430
Office Expense                                 19,086
Professional Services                          11,301



                  ALLOCATION OF PORTFOLIO BROKERAGE

     Rightime Econometrics, Inc., in effecting the purchases and sales of portfolio securities for the account of each Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or
(ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the Investment Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: Information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments. The Fund's Investment Advisor may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Investment Advisor in connection with the Fund. Portfolio orders may be placed with an affiliated broker-dealer, Lincoln Investment Planning, Inc., and in such case, the affiliated broker-dealer will receive brokerage commissions. However, portfolio orders will be placed with the affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those which would be charged to the Fund by non-affiliated broker-dealers, and with those charged by the affiliated broker to other unaffiliated customers, on transactions of a like size and nature. Brokerage may also be allocated to dealers in consideration of Fund share distribution but only when execution and price are comparable to that offered by other brokers. The Fund follows the standards of SEC Rule 17e-1 under the Investment Company Act of 1940 which requires that the commission paid to the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

     For the Fund's last three fiscal years ended October 31, none of the Fund's aggregate brokerage commissions were paid to Lincoln Investment Planning, and for the same periods, none of the Fund's aggregate amount of portfolio transactions (purchases and sales) were effected by Lincoln Investment Planning.

     The Investment Advisor is responsible for making the Fund's portfolio decisions subject to instructions described in the prospectus.
 The Board of Directors may however impose limitations on the allocation of portfolio brokerage.

     The Fund expects that purchases and sales of portfolio money market securities will be principal transactions. Such securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There will usually be no brokerage commissions paid by the Fund for such purchases. Purchases from the underwriters will include the underwriter commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price.


                             TRANSFER AGENT

     Lincoln Investment Planning serves as transfer agent, dividend disbursing agent and redemption agent for redemptions pursuant to a Transfer and Dividend Disbursing Agency Agreement approved by the shareholders of The Rightime Fund, Inc. at a meeting held for such purpose on October 23, 1986. The agreement is subject to annual renewal by the Board of Directors of the Fund, including the directors who are not interested persons of the Fund or of the Transfer Agent. Pursuant to the agreement, as amended and approved by the Board of Directors, the Transfer Agent receives a fee calculated at an annual rate of $15.00 per shareholder account and will be reimbursed out-of-pocket expenses incurred on the Fund's behalf.

      The Transfer Agent acts as paying agent for all Fund expenses and provides all the necessary facilities, equipment and personnel to perform the usual or ordinary services of Transfer and Dividend Paying Agent, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on nonresident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purposes and redemption of the Fund's shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Fund's shares and causing redemption of shares for and disbursements of proceeds to withdrawal plan stockholders. The Transfer Agent may contract with other parties to provide services under the agreement. Pursuant to this authority, the Transfer Agent has entered into an agreement under which DST Systems Inc. and its subsidiaries provide computer services and the printing and distribution of confirmations and tax forms.


                          PURCHASE OF SHARES

     The shares of the Fund are continuously offered by the Distributor. Orders for the purchase of shares of the Fund received by the
Distributor prior to the close of regular trading on any day the New York Stock Exchange ("NYSE") is open for trading will be confirmed at the offering price next determined (based upon the sales charges and valuation procedures described in the prospectus) as of the close of regular trading of the NYSE on that day. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Orders received by the Distributor after the close of regular trading of the NYSE will be confirmed at the next day's price. It is the responsibility of dealers to transmit orders received by them promptly to the Distributor.

     Purchases of The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, The Rightime MidCap Fund and The Rightime Government Securities Fund of $50,000 or more at offering price carry reduced sales loads as shown in the table below and may include a series of purchases over a 13-month period under a Letter of Intention signed by a purchaser.
 The sales loads set forth below are applicable to purchases made at one time by an individual; or an individual, his or her spouse and their children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account (including an employee benefit plan qualified under Section 401 of the Internal Revenue Code). For purchases of $2 million or more, there is no sales charge.




    Amount of Purchase              Price      Invested      Concession
------------------------------------------------------------------------
Less than $50,000                   4.75%         4.99%       4.25%
$50,000 but under $100,0            3.75          3.90        3.35
$100,000 but under $500,000         2.75          2.83        2.45
$500,000 but under $1,000,000       1.75          1.80        1.55
$1,000,000 but under $2,000,000      .75           .76         .65

For purchases of $2 million or
more there is no sales load.


The Fund must be notified when a sale takes place which would qualify for the reduced sales charge on the basis of previous purchases and current purchases. The reduced sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced sales charges are not retroactive.

     Officers, directors and employees, and any pension, profit-sharing or qualified retirement plan of The Rightime Fund, Inc., Rightime Econometrics, Inc. and Lincoln Investment Planning, Inc., and registered representatives of broker/dealers who have entered into Dealer's agreements with the Distributor, may purchase shares of the Fund at the net asset value per share. Spouses and minor children of employees, at the direction of the employees, and any employee benefit plan established by any of the foregoing funds or corporations, may also purchase shares at net asset value. Such purchasers may be required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer.

     Letter of Intent. The above table is also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor, and not legally binding on the signer or the Fund, which includes provisions for a price adjustment, depending upon the actual amount purchased within such period, and which provides for the holding in escrow by the Distributor of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales load on the shares purchased at the reduced rate and the sales load otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Distributor will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intent) of all their shares of the Fund previously purchased and still held as of the date of their Letter of Intent toward the completion of such Letter.

     Right of Accumulation. The reduced sales load is applicable to any subsequent purchases of shares of the Fund, by any such purchaser where the aggregate investment in the Funds by such purchaser is $50,000 or more. Shareholders in 403(b)(7) accounts may not combine their accounts with other shareholders for a reduced sales charge.

Tax-Sheltered Retirement Plans

     Shares of the Funds are available to all types of tax-deferred retirement plans including custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. You can transfer an existing plan into the Fund or set up a new plan in the manner described below.

     Individual Retirement Accounts (IRA) -- Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account.
 The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals may make nondeductible IRA contributions to a separate account to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account is tax deferred. A special IRA program is available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements of establishing and maintaining a corporate retirement plan trust.

     If you have received a lump sum distribution from another qualified retirement plan, you may rollover all or part of that distribution into a Rightime Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the lump sum distribution you can continue to defer Federal income taxes on your lump sum contribution and on any income that is earned on that contribution.

     KEOGH Plans for Self-Employed -- If you are a self-employed individual, you may establish a Self-Employed Retirement (KEOGH) Plan and contribute up to the maximum amounts permitted for your plan under current tax laws. Under a Defined Benefit KEOGH Plan, you may establish a program with a specific amount of retirement income as your objective.
 The annual contributions needed to achieve this goal are calculated actuarially and can sometimes exceed the tax-deductible contributions allowed under a regular KEOGH Plan.

     Tax-Sheltered Custodial Accounts -- If you are an employee of a public school, state college or university, or an employee of a non-profit organization exempt from tax under Section 501(c)(3) of the Internal Revenue Code, you may be eligible to make contributions into a custodial account (pursuant to section 403(b)(7) of the IRC) which invests in Fund shares. Such contributions, to the extent that they do not exceed certain limits, are excludable from the gross income of the employee for federal income tax purposes.

     Other Retirement, Savings, and Deferred Compensation Plans -- Our Investment Advisor and Distributor make available, through their affiliates, a full range of consulting and plan administrative services, on a fee basis. Information is available to explain and assist you with the establishment of various types of corporate retirement plans, education and charitable organizations deferred compensation plans, thrift and savings plans. Also available are automated recordkeeping and actuarial services for tax-sheltered plan sponsors which fulfill all appropriate accounting and recordkeeping requirements. These services can also accommodate so called "split-funding" options where plan assets may be invested in various investments in addition to the Fund.

     How to establish Retirement Accounts -- All the foregoing retirement plan options require special applications or plan documents. Please call us to obtain information regarding the establishing of retirement plan accounts. CoreStates Bank NA acts as the plan custodian for retirement plan accounts with the Fund, and charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

Systematic Withdrawal Plan

     You can arrange to make systematic cash withdrawals from your account monthly, quarterly or annually. Your account, initially, must be at least $10,000 in order to establish this service, although the withdrawals may continue even though your account subsequently drops below $10,000. Each payment must be for an amount not less than $50.00.
 If the periodic amount you elect to withdraw is more than the increase in the value of any income or gains in your account, the withdrawals can deplete the value of your account. If the withdrawals are to be sent to someone who is not a registered owner of the shares, a signature guarantee is required on your application for this service. The Fund bears the cost of providing this plan at the present time. Please contact the Fund to obtain information about establishing a systematic withdrawal plan.

In-Kind Redemptions

     To comply with certain state securities regulations, the Fund has undertaken that any portfolio securities issued in an in-kind redemption will be readily marketable securities.


                      DIVIDENDS, DISTRIBUTION AND TAXES

     The Fund's investment in options and futures contracts are subject to many complex and special tax rules. For example, over-the-counter options on debt and equity securities will generally produce a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's positions in put or call options (including options it has written as well as options it has purchased) which are "listed" (traded on or subject to the rules of a qualified board of Exchange) and which include non-equity options, regulated futures contracts and options on futures contracts will be required to be "marked to market" at the end of the Fund's fiscal year -- that is, treated as closed out or sold at their fair market value -- for Federal income tax purposes. This means that the unrealized appreciation or depreciation in such positions will be treated as having been realized on that date. Sixty percent of such gain or loss and sixty percent of any gain or loss from the actual closing out or exercise of such positions, will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss. In addition, on the stipulated expiration date sixty percent of any gain realized on the expiration of a listed option which the Fund has written and sixty percent of any loss realized on the expiration of such an option it has purchased will also be treated as long-term capital gain or loss, as the case may be, and the balance as short-term capital gain or loss.

     Section 1092 of the Code may affect the taxation of options on securities, futures contracts and options on futures contracts. Section 1092 defines a "straddle" as offsetting positions with respect to personal property. A position in personal property is generally defined as any interest, including an option, in personal property. A position in personal property, therefore, includes a debt security and an option written on, or a futures contract to sell, a debt security. Section 1092 generally provides that in the case of a straddle, any loss from the disposition of a position in the straddle can be deducted only to the extent that the loss exceeds the unrealized gains on any offsetting straddle position. For example, if the Fund enters into a straddle consisting of a U.S. Treasury bond and a purchased put with respect to such bond, any loss realized from a closing purchase transaction with respect to the put can be recognized only to the extent that such loss exceeds any unrealized gain on the underlying bond. Section 1092 also provides that "wash sale" rules are applicable to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period as are "short sale" rules which could (i) eliminate or stop the Fund's holding period in a security, and (ii) convert losses arising from the disposition of an option or futures position from short-term to long-term when a hypothetical sale of the underlying security on the date of entry into the option or futures position would have given rise to a long-term capital gain. Management will manage the Fund so as to take into account Section 1092 and IRS regulations thereunder. However, the Fund's ability to obtain a high current income may, under certain circumstances, be adversely affected.

     If such a put or call option or futures contract is part of a "mixed straddle," as defined in the Code, however, the Fund may be able to make an election under Section 1256(d) of the Code under which the mark to market and 60/40 rules and the straddle rules of Section 1092 will be inapplicable in whole or in part to positions within the straddle. If a
Section 1256(d) election is made and a call or put option the Fund has written lapses, the Fund will recognize a short-term capital gain for Federal income tax purposes. If a call option the Fund has written is exercised and the Fund makes such an election, the Fund will realize a capital gain or loss (long-term or short-term, depending on the Fund's holding period in the underlying security) from the sale of the underlying security and the proceeds from such sale will be increased by the premium originally received. Also, in such case, if a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. If the Fund terminates its obligation under an option it has written by entering a closing purchase transaction and it makes such an election it will recognize a short-term gain or loss measured by the difference between the price it has to pay to close the option position and the premium it received for writing the option. This election would also apply to options purchased and futures contracts entered into by the Fund. A Section 1256(d) election could result in an increase in distributions or ordinary income (relative to long-term capital gains) to shareholders.

     In the case of another election the Fund may make, the Fund may set up one or more mixed straddle accounts comprising all or some positions held by the Fund that are required to be "marked to market" as described above (called "Section 1256 contracts"), and all positions offsetting such positions. In such a case, the Fund will mark each such position to market on a daily basis, compute the net Section 1256 contract gain or loss and net non-Section 1256 contract gain or loss for the account, and the "daily account net gain or loss" for each account. Any daily account net gain or loss attributable to a net non-Section 1256 gain or loss will be treated as short-term and any daily account net gain or loss attributable to net Section 1256 contract gain or loss will be treated as sixty percent long-term capital gain or loss, and forty percent short-term capital gain or loss, with corresponding basis adjustments. Such daily account net gains and losses will be netted on an annual basis as will the annual account net gains and losses for all mixed straddle accounts; however, no more than fifty percent of the total annual account net gain for a taxable year shall be treated as long-term capital gain, and no more than forty percent of the total annual account net loss for a taxable year shall be treated as short-term capital loss.

     Yet a third election the Fund may make would enable it to identify separately those mixed straddles with respect to which it chooses to offset gains and losses before applying "60/40 treatment" to the net amount of any gains or losses attributable to Section 1256 contracts.

     Section 1233 of the Code provides generally for the gain and loss consequences of short sales. Such gains and losses are capital gains and losses to the extent the property used to close the short sale constitutes a capital asset of the Fund (which will always be the case under the Fund's method of investment). Section 1233 establishes those rules for determining holding period of securities involved in short sales and whether the capital gain or loss on short sales is long term and short term. Under Rule one, if at the time of a short sale, the Fund has not held short term securities "substantially identical" to the securities sold short [for a period longer than the short time holding period], then any gain realized on the closing on the short sale is short term regardless of the length of time the sale was open or the period for which the securities used to close the sale were held. Rule two provides that the holding period of any securities "substantially identical" to the securities sold short, which were held short term at the time of the short sale or required thereafter and before its closing, begins on the earlier of (a) the date the short sale is closed and (b) the date such other acquired securities are sold or otherwise disposed of. Rule one applies only to the extent gain is realized; Rule two applies in gain or loss situations. Rule three provides that when at the time of a short sale the Fund holds securities long term which are "substantially identical" to those sold short, any loss resulting from the closing of the short sale is a long term loss regardless of the holding period of the securities used to close the short sale. Rules one and three apply only to the extent the securities used to close the transaction are not in excess of the substantially identical securities in the order of acquisition and only to the extent they do not exceed the quantity sold short. The term "substantially identical" in the case of securities has the same meaning as in Section 1091 of the Code dealing with "wash sales".

     A holder of a zero coupon Treasury security will receive no cash payment of interest prior to maturity; it will, under recent tax legislation, be required for federal income taxes purposes to include an imputed amount of interest income on its investment income calculations each year a particular zero coupon Treasury security is held. In general, this income computation will be based upon the "effective interest" method of calculation. This method results in the reporting of income in increasing amounts each year and in reduced net investment income on a present value basis when compared to the (former) "straight-line" method. The straight-line computation of interest simply allocates the total discount equally over all periods during which the obligation will exist.

     Since it is the Fund's policy to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, and accordingly distribute to its shareholders at least 90% of the income, the Fund may be required to pay out as a dividend each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Advisor will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gain from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.




                      OFFICERS AND DIRECTORS OF THE FUND

                         Position and Office            Principal Occupation
Name and Address         with the Fund                  during the past five
years

David J. Rights*         Chairman of the Board,         Consultant to and
1095 Rydal Road          President, and                 registered representative of
Rydal, PA 19046          Treasurer                      Lincoln Investment
                                                        Planning, Inc., a registered
                                                        Investment advisor and
                                                        broker dealer.  Since May
                                                        1981, President of Rightime
                                                        Econometrics, Inc., a
                                                        registered investment
                                                        advisor; President and
                                                        Treasurer of Rightime
                                                        Administrators.  President
                                                        of RTE Securities, Inc. a
                                                        broker-dealer in
                                                        registration.

Edward S. Forst Sr.*     Director, Vice-                Chairman of the Board,
218 Glenside Avenue      President and                  Lincoln Investment Planning
Wyncote, PA 19095-1595   Secretary                      Inc., a registered
                                                        investment advisor and broker
                                                        dealer; Vice President
                                                        and Secretary of Rightime
                                                        Administrators.

Francis X. Barrett       Director                       Director and Member
3121 Kutztown Road                                      of the Finance and Pension
Reading, PA  19605                                      Committee, Sacred Heart Hospital;
                                                        Formerly, Executive Director,
                                                        National Catholic Education
                                                        Association; and Pastor, Church of
                                                        Holy Guardian Angels,
                                                        Reading, PA

Dr. Winifred L. Tillery  Director                       Superintendent of
744 Amsterdam Road                                      Schools, Camden County, New
Mt. Laurel, NJ  08054.                                  Jersey; Formerly, Director,
                                                        Division of Direct Services, NJ Dept
                                                        of Education; and Executive
                                                        Director for Special
                                                        Education for the
                                                        Philadelphia School
                                                        District

Dr. Carol A. Wacker      Director                       Formerly, Assistant
1659 Landquist Dr.                                      Superintendent for Senior
Encinitas, CA  92024                                    High Schools, the
                                                        Philadelphia School
                                                        District.



The officers conduct and supervise the daily business operations of the Fund, while the directors, in addition to functions set forth under "Advisor" "Administrator" and "Distributor" review such actions and decide on general policy. Compensation to officers and directors of the Fund who are affiliated with the Administrator, the Investment Advisor or the Distributor is paid by the Administrator, the Investment Advisor or the Distributor, respectively, and not by the Fund. Directors receive a $7000 annual retainer and $1250 per board of directors meeting attended and are reimbursed for expenses incurred in connection with attendance at such meetings. Directors who are members of the audit committee receive $1250 per audit committee meeting if such meeting is held separately from a board meeting. During the most recent fiscal year, there were four meetings of the board of directors, and no separate meetings of the audit committee. The Fund has adopted a Code of Ethics which governs when and how securities investment personnel may engage in personal securities transactions.


------------------------
*"Interested" director as defined in the Investment Company Act of 1940 (the "1940 Act").



                             GENERAL INFORMATION

Audits and Reports

     The accounts of The Rightime Fund, Inc., are audited each year by Messrs. Tait, Weller and Baker of Philadelphia, Pa., independent certified public accountants. Shareholders receive semi-annual and annual reports of the Fund including the annual audited financial statements and a list of securities owned.

Custodian

     The Fund has retained CoreStates Bank, NA, Philadelphia,
Pennsylvania to act as custodian of the securities and cash of each series of the Fund.

                                PERFORMANCE

          Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Occasionally, the Fund may include its distribution rate in sales literature. Yield is the ratio of income per share derived from the Fund's portfolio investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.
The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.

          Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows:

          The yield for The Rightime Government Securities Fund for the 30-day period ended on the date of the audited financial statements contained herein was 4.37%.

          As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and analyzing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base period. According to the SEC formula:

                                                  6
                    Yield = 2 [( a-b + 1) -1]
                                           cd

where

a =     dividends and interest earned during the period.
b =     expenses accrued for the period (net of reimbursements).
c =     the average daily number of shares outstanding during the
period that were entitled to receive dividends.

d =     the maximum offering price per share on the last day of the period.

          The average annual total return for each Fund for the indicated period ended on the date of the balance sheet contained herein is as follows:

                        One Year       Five Year       Ten Year     Since Fund's
Fund Name                Period         Period          Period       Inception

The Rightime Fund        23.38%         13.57%          11.51%        11.74%

The Rightime Blue
  Chip Fund              16.50%         11.11%            --           8.94%

The Rightime Government
  Securities Fund         1.00%          4.93%            --           4.76%

The Rightime Social
  Awareness Fund         16.87%         10.84%            --           7.31%

The Rightime MidCap
  Fund                   14.36%           --               --          9.65%

          As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and analyzing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten year period and the deduction of all applicable charges and fees. According to the SEC formula:

                                    n
                               P(1+T) = ERV

where:

P     =     a hypothetical initial payment of $1,000

T     =     average annual total return

n     =     number of years

ERV   =     ending redeemable value of a hypothetical $1,000 payment
made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

          Sales literature pertaining to the Fund may quote a distribution rate in addition to the yield or total return. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price. The distribution rate differs from the yield because it measures what the Fund paid to shareholders rather than what the Fund earned from investments. It also differs from the yield because it may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

          With respect to those categories of investors who are permitted to purchase shares of the Fund at net asset value, sales literature pertaining to the Fund may quote a "Current Return for Net Asset Value Investments." This rate is computed by adding the income dividends paid by the Fund during the last twelve months and dividing that sum by a current net asset value. Figures for compound yield, total return and other measures of performance for Net Asset Value Investments may also be quoted. These will be derived as described elsewhere in this Statement with the substitution of net asset value for public offering price.

          Sales literature referring to the use of the Fund(s) as a potential investment for Individual Retirement Accounts (IRAs), and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

          Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Comparisons and Advertisements

          To help investors better evaluate how an investment in the Fund(s) might satisfy their investment objective, advertisements regarding the Fund(s) may discuss yield or total return for the Fund(s) as reported by various financial publications. Advertisements may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

          a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

          b)  Standard & Poor's 500 Stock Index or its component indices
- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

          c) Standard & Poor's MidCap 400 Index - an unmanaged index composed of 400 domestic and Canadian stocks which measures the mid-range sector of the U.S. stock market.

          d)  The New York Stock Exchange composite or component indices
- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

          e) Lipper - Mutual Fund Performance Analysis, Lipper Fixed Income Analysis, and Lipper Mutual Fund Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

          f) The Ryan composite or component indices - unmanaged indices of U.S. government securities as published in Barron's and other publications.

          g) Donoghue money market fund indices - unmanaged indices of money market funds as published in Barron's and other publications.

          h)  CDA Mutual Fund Report, published by CDA Investment
Technologies, Inc. - analyzes price, current yields, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

          i)  Weisenberger - Mutual Funds Panorama, Weisenberger
Investment Companies, published by Warren, Gorham & Lamont, Inc. - Lists distributions, price and fund privileges; measures performance over varying time period, calculates yield and lists expense ratios.

          j) Mutual Fund Values and Mutual Fund Source Book, published by Morningstar, Inc. - Lists fund assets, portfolio composition, annual total return, portfolio statistics, income and expense ratios, risk statistics and ranks funds by objective. Provides statistics on the mutual fund industry.

          k) Financial publications such as Business Week, Changing Times, Financial World, Forbes, Fortune, Money Magazine, Wall Street Journal, Barron's et al. which rate fund performance over various time periods.

          l) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.



          In assessing such comparisons of yield, return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. In addition there can be no assurance that the Fund will continue this performance as compared to such other averages.





ADMINISTRATOR
Rightime Administrators Inc.
218 Glenside Avenue
Wyncote, PA  19095-1594

INVESTMENT ADVISOR
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

DISTRIBUTOR
Lincoln Investment Planning, Inc.
Lincoln Quick Mail
P.O. Box 13813
Philadelphia, PA  19101-3813

CUSTODIAN
CoreStates Bank, NA
Broad and Chestnuts Streets
Philadelphia, PA  19101

TRANSFER AGENT
Lincoln Investment Planning, Inc.
Lincoln Quick Mail
P.O. Box 13813
Philadelphia, PA  19101-3813

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA  19102



[LOGO OMMITTED]

1995
Annual Report
The Rightime Fund, Inc.

Dear Shareholder:

1995's stock market was a charm. One that makes everyone want to invest in stocks. A market where investors feel smart. Many broad-based, unmanaged stock indexes are up over 30% year-to-date. And most everyone can cite at least one stock that more than doubled. It seems anyone could make money in this market if only they invested.

I recently spoke to a stockbroker I have known for fifteen years. He is a successful, seasoned broker who has been in the business a long time. He is familiar with the Rightime Funds and is well aware that the Rightime Market Model (RTMM(registered trademark)), and only the Model, defines our investment position. He knows we do not solicit, nor heed, broker's opinions, but, naturally, he offers his opinions anyway.

His comment was, "This is a once in a lifetime market." Not necessarily an unusual opinion for a man who sells stocks for a living. However, it struck me because in early February as we were implementing our most recent buy signal he said, "I don't like this signal . . . I really don't like this signal." Now that the market is up over 30%, he can see that this is a "once in a lifetime market." But recognizing the "once in a lifetime market" was important in February, not now.

Let's look back to where we were in February. After a moderate downturn in 1994, stocks were once again rising in February 1995 when the Rightime Market Model (RTMM(registered trademark)) indicated that stocks were undervalued and triggered our move back into equities. The previous year, 1994, had been very difficult. Especially so for bond investors who had one of the worst years in the last fifty. Both short- and long-term interest rates had been rising throughout most of 1994, pushing bond prices down and putting pressure on the stock market. Inflation was a heightened concern. As a result, the Fed was jacking up the Fed Funds rate and with fourth quarter GDP growth at a high 5.1%, more rate hikes were on the horizon. As mentioned, stocks had been mostly down in 1994. However, given the rising interest rate environment of the time, they were down less than expected due to strong earnings growth in the third and fourth quarter.

Just when we all began to get comfortable with the anticipated difficulties we were in for, the world changed. It didn't change in a hit-you-over-the-head, "hey, everything is all right with the world" kind of way, however. Turning points are only that obvious in hindsight. No, it was subtle. The previously mentioned earnings growth continued throughout 1995. Slowly, long term interest rates began to stabilize, and then even to fall. Inflation, 1994's villain, was turning into a bogey man--frightening in theory, but nowhere in sight. And finally, short term interest rates turned and began a slow, steady descent.

To outsiders it must seem that the buy signal we received was pretty easy to live with what with all these turning points and strong growth rates. Not exactly. Remember, the dollar was declining, Mexico was in the middle of a currency crisis, a rogue trader in Singapore bankrupted a 230-year-old bank and, the aforementioned stockbroker "really didn't like this signal."

Today we can look back and say we had every confidence in the Rightime Market Model (RTMM(registered trademark)), but we are human, and our emotions occasionally do make us nervous. Quite frankly, we were very nervous and most account executives we know were very fearful of getting into the market at a new high.

This is where the Model adds value as it has demonstrated over and over again. Value, not just in recognizing periods of overvaluation when risk is high or periods of undervaluation when opportunity is high, but value in also providing the discipline to buy or sell when emotion would keep you on the sidelines. Discipline is truly the value added. No investment program can be successful without it. Without that discipline the funds would not be where they are today. Each of the equity funds has been fully invested since February. We could not have anticipated how high the market would go, however, we had the discipline to stay with our position, even though the market climbed a "wall of worry" all the way. The graphs and tables in this annual report provide performance details.

As we approach the end of 1995, today's environment is quite different from 1994's. As stated before, earnings growth remains strong, inflation is in check, interest rates are low and declining. This has been an ideal world for equity investing and remains so at present. Yet remember that change tends to be subtle at the outset. The Rightime Market Model (RTMM(registered trademark)) will remain poised to recognize those subtle, inevitable changes.

The Rightime Market Models (RTMM(registered trademark)) provide a quantitative, economically based, disciplined decision-making process which enables us to invest unemotionally and objectively. Over a market cycle, we attempt to provide substantially less than market risk, while attempting to take advantage of growth opportunities when stocks and/or bonds are relatively undervalued and have less than average risk.



/s/David J. Rights
   ---------------
   David J. Rights, President



                                                             October 31, 1995

  Rightime                                                  The Rightime Fund
  Family of Funds                                                Portfolio of
                                                                  Investments
-----------------------------------------------------------------------------
                                                                        Value
   Shares                                                            (Note 1)
 -------                                                         ------------
 EQUITY FUNDS: (93.59%)
   274,225  AIM Constellation Fund                               $  6,496,400
   317,386  AIM Weingarten Fund                                     6,452,452
   205,880  AIM Value Fund Class A                                  5,824,350
        14  Alliance Quasar Fund
             Class A                                                      340
   116,414  Columbia Growth Fund                                    3,584,401
   274,389  Columbia Special Fund                                   6,198,455
   135,266  Fidelity Magellan Fund                                 12,172,639
    79,718  Fortis Equity Capital Fund
             Class A                                                1,653,363
   322,577  Founders Blue Chip Fund                                 2,429,004
   255,728  Founders Special Fund                                   2,235,059
   356,187  IDS Growth Fund Class A                                 7,975,021
   299,401  IDS Progressive Fund
             Class A                                                2,218,563
    82,827  Janus Fund                                              1,935,658
    87,813  Janus Twenty Fund                                       2,645,800
   106,957  Janus Venture Fund                                      6,366,081
   101,398  Lindner Fund                                            2,323,039
   176,344  MFS - Emerging Growth Fund
             Class A                                                4,498,527
   185,863  MFS - Growth Opportunity
             Fund Class A                                           2,451,529
    78,536  Mutual Beacon Fund                                      2,909,775
   278,796  Neuberger & Berman
             Guardian Fund                                          6,540,546
   462,164  New England Growth Fund
             Class A                                                4,843,481
    66,453  Nicholas Fund                                           3,856,243
   140,543  Nicholas II Fund                                        4,098,232
    77,963  Oppenheimer Growth Fund
             Class A                                                2,607,068
   197,825  Pennsylvania Mutual Fund                                1,665,686
   356,845  Putnam OTC Emerging Growth
             Fund Class A                                           5,556,083
   374,689  Putnam Vista Fund Class A                               3,597,013
   408,530  Putnam Voyager Fund
             Class A                                                6,250,505
   512,598  Seligman Growth Fund
             Class A                                                2,885,927
    59,453  Seligman Communication &
             Information Fund Class A                               1,652,794
    48,906  Seligman Capital Fund
             Class A                                                  797,171
    90,063  SteinRoe Capital
             Opportunity Fund                                       1,971,480
   261,097  T-Rowe Price New
             Horizons Fund                                          5,621,410
   151,486  T-Rowe Price Growth
             Stock Fund                                             3,528,106
   262,233  20th Century Growth
             Investors Fund                                         6,262,123
   138,821  20th Century Select
             Investors Fund                                         5,486,214
    99,514  William Blair Growth Fund                               1,190,183
                                                                 ------------
            Total Equity Funds
             (cost $119,207,137)                                  148,780,721
                                                                 ------------
 MONEY MARKET FUNDS: (1.62%)
 1,319,629  Delaware Group Cash
            Reserve                                                 1,319,629
 1,257,514  New England Money
            Market Fund                                             1,257,514
     1,812  Value Line Cash Fund                                        1,812
                                                                 ------------
 Total Money Market Funds
            (cost $2,578,955)                                       2,578,955
                                                                 ------------

 Principal                                                              Value
  Amount                                                             (Note 1)
---------                                                        ------------
SHORT-TERM INVESTMENTS (4.88%)

 Repurchase Agreement (3.62%)(b)
 $5,757,000  CS First Boston Corp.
                   5.82%; 11/1/95
                   (cost $5,757,000;
                    maturity value $5,757,931)                   $  5,757,000
 United States Treasury Bill (1.26%)(c)
  2,000,0005.29%; 11/30/95
                   (cost $1,991,485)                                1,991,485
                                                                 ------------
 Total Short-term Investments
                    (cost $7,748,485)                               7,748,485
                                                                 ------------
 Total Investments (cost $129,534,577)
                    (100.09%)(a)                                  159,108,161
 Liabilities Less Other Assets (.09%)                               (142,122)
                                                                 ------------
 Net Assets (100.00%)                                            $158,966,039
                                                                 ============

(a) Aggregate cost for federal income tax purposes is $129,534,577. At October 31, 1995 unrealized appreciation/depreciation of securities for federal income tax purposes is as follows:

      Gross unrealized appreciation                              $ 29,573,584
      Gross unrealized depreciation                                         0
                                                                 ------------
      Net unrealized appreciation                                $ 29,573,584
                                                                 ============



(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $5,877,673, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1995, the market value of $1,991,485 of the U.S.
Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1995:

(Contracts-$500 times premium/delivery month/commitment)
                                        Unrealized
                                      Appreciation
                                    --------------
S&P 500 Stock Index
35/Dec/Buy                               $  70,000
                                         =========

See accompanying notes to financial statements



                                                             October 31, 1995



                                                                 The Rightime
    Rightime                                       Government Securities Fund
  Family of Funds                                                Portfolio of
Investments
-----------------------------------------------------------------------------
       Principal                                                        Value
          Amount                                                     (Note 1)
       ---------                                                -------------
U.S. GOVERNMENT OBLIGATIONS                                          (95.71%)
 $ 7,000,000  U.S. Treasury Bond
                9.25%; 2/15/16                                    $ 9,246,563
   8,000,000  U.S. Treasury Bond
                6.875%; 8/15/25                                     8,587,500
                                                                  -----------
 Total U.S. Government Obligations
              (cost $16,803,985)                                   17,834,063
                                                                  -----------
SHORT-TERM INVESTMENTS (4.42%)
 Repurchase Agreement (1.76%)(b)
     328,000  CS First Boston Corp
               5.82%; 11/1/95
               (cost $328,000;
               maturity value
               $328,053)                                              328,000
 United States Treasury Bill (2.66%)(c)
     500,000   5.31%; 1/4/96
               (cost $495,293)                                        495,293
                                                               --------------
 Total Short-term Investments
               (cost $823,293)                                        823,293
                                                               --------------
 Total Investments (cost $17,627,278)
               (100.13%)(a)                                        18,657,356
 Liabilities Less Other Assets (.13%)                                (24,497)
                                                               --------------
 Net Assets (100.00%)                                             $18,632,859
                                                               ==============

(a) Aggregate cost for federal income tax purposes is $17,627,278. At October 31, 1995 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

   Gross unrealized appreciation               $ 1,030,078
   Gross unrealized depreciation                         0
                                              ------------
   Net unrealized appreciation                 $ 1,030,078
                                            ==============


(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $334,672 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1995, the market value of $495,293 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1995:

(Contracts-$1000 times premium/delivery month/commitment)

                                             Unrealized
                                           Appreciation
                                           ------------
U.S. Treasury Bonds:
15/Dec/Buy                                    $  11,344
                                              =========
See accompanying notes to financial statements


                                                     October 31, 1995

Rightime                                                   The Righti
Family of Funds                                            Portfolio
---------------------------------------------------------------------
                                                                Value
          Shares
       ---------
       COMMON STOCK (98.17%)
       INDUSTRIALS (74.63%)
       Aerospace/Defense (1.91%)
                    19,500 Boeing Company                  $1,279,688
                     3,600 General Dynamics Corp.             199,350
                    11,368 Lockheed Martin Corp.              774,445
                     6,500 McDonnell Douglas Corp.            531,375
                     2,800 Northrop Grumman Corp.             160,300
                    14,100 Raytheon Company                   615,113
                    12,500 Rockwell International Corp.       556,250
                     7,100 United Technologies Corp.          630,125
                                                       --------------
                                                            4,746,646
                                                       --------------
       Aluminum (0.44%)
                    12,900 Alcan Aluminium Ltd.               407,962
                    10,200 Aluminum Co. of America            520,200
                     3,600 Reynolds Metals Co.                181,350
                                                       --------------
                                                            1,109,512
                                                       --------------
       Automobiles (1.91%)
                    21,700 Chrysler Corp.                   1,120,262
                    61,100 Ford Motor Co.                   1,756,625
                    42,700 General Motors Corp.             1,868,125
                                                       --------------
                                                            4,745,012
                                                       --------------
       Auto Parts After Market (0.34%)
                     4,800 Cooper Tire & Rubber Corp.         111,000
                     3,400 Echlin, Inc.                       121,550
                     7,000 Genuine Parts Co.                  277,375
                     8,700 Goodyear Tire & Rubber Co.         330,600
                       100 SPX Corp.                            1,550
                                                      ---------------
                                                              842,075
                                                       --------------
       Beverages (Alcoholic) (0.77%)
                    14,600 Anheuser-Busch
                             Companies, Inc.                  963,600
                     3,900 Brown-Forman Corp. Class B         148,687
                     2,200 Coors (Adolph) Co. Class B          39,325
                    21,300 Seagram Co. Ltd.                   766,800
                                                       --------------
                                                            1,918,412
                                                       --------------
       Beverages (Soft Drinks) (3.03%)
                    72,100 Coca-Cola Co.                    5,182,187
                    45,000 PepsiCo, Inc.                    2,373,750
                                                       --------------
                                                            7,555,937
                                                       --------------
       Broadcast Media (0.90%)
                     3,700 CBS, Inc.                          298,775
                     8,800 Capital Cities/ABC, Inc.         1,043,900
                    13,700 Comcast Corp. Class A Spl          244,887
                    37,100 Tele-Communications, Inc.
                                  Class A *                   630,700
                       700 Tele-Communications, Inc.
                             Class A Liberty Media
                                  Group*                       17,237
                                                       --------------
                                                            2,235,499
                                                       --------------
       Building Materials (0.23%)
                     9,100 Masco Corp.                        255,938
                     2,900 Owens-Corning
                             Fiberglass Corp.*                122,887
                     4,900 Sherwin-Williams Co.               184,363
                                                       --------------
                                                              563,188
                                                       --------------
       Chemicals (2.30%)
                     9,200 Applied Materials, Inc.*           461,150
                     6,400 Air Products &
                             Chemicals, Inc.                  330,400
                    15,400 Dow Chemical Co.                 1,056,825
                    32,400 Du Pont (E.I.) de Nemours
                                  and Company               2,020,950
                     1,500 Goodrich (B.F.) Co.                 98,813
                     6,400 Hercules, Inc.                     341,600
                     6,600 Monsanto Company                   691,350
                     8,000 Praxair, Inc.                      216,000
                     3,800 Rohm & Haas Co.                    209,950
                     7,900 Union Carbide Corp.                299,213
                                                       --------------
                                                            5,726,251
                                                       --------------
       Chemicals (Diversified) (0.46%)
                     3,100 Avery Dennison Corp.               138,725
                     8,250 Englehard Corp.                    205,219
                     2,100 FMC Corp.*                         150,413
                       100 First Mississippi Corp.              2,050
                       100 First Miss Gold, Inc.*               1,800
                     4,400 Mallinckrodt Corp.                 152,900
                    11,600 PPG Industries, Inc.               493,000
                                                       --------------
                                                            1,144,107
                                                       --------------
       Chemicals (Specialty) (0.37%)
                     5,500 Grace (W.R.) & Co.                 306,625
                     3,700 Great Lakes Chemical Corp.         248,362
                     8,500 Morton International, Inc.         259,250
                     3,800 Nalco Chemical Co.                 114,000
                                                       --------------
                                                              928,237
                                                       --------------
       Coal (0.04%)
                     1,200 Eastern Enterprises                 35,850
                     2,400 Pittston Company                    66,000
                                                       --------------
                                                              101,850
                                                       --------------
       Commercial Services (0.12%)
                     3,400 Ecolab, Inc.                        98,600
                     2,700 National Service
                             Industries Inc.                   80,325
                     2,800 Ogden Corp.                         63,700
                     3,300 Safety-Kleen Corp.                  50,738
                                                       --------------
                                                              293,363
                                                       --------------
       Communication (Equipment/
         Manufacturers) (1.02%)
                     2,200 Andrew Corp.*                       92,950
                     3,800 Cabletron Systems*                 298,775
                    15,400 Cisco Systems, Inc. *            1,193,500
                     6,500 DSC Communications Corp.*          240,500
                    14,500 Northern Telecom Ltd.              522,000
                     4,400 Scientific-Atlanta, Inc.            54,450
                     4,600 Tellabs, Inc.*                     156,400
                                                       --------------
                                                            2,558,575
                                                       --------------
       Computer Software & Services (3.18%)
                    10,600 Alltel Corp.                       324,625
                     2,700 Autodesk, Inc.                      91,800
                     8,200 Automatic Data
                           Processing, Inc.                   586,300
                    13,650 Computer Associates
                           International, Inc.                750,750
                     3,100 Computer Sciences Corp.*           207,312
                     6,600 First Data Corp.                   436,425
                    33,500 Microsoft Corp.*                 3,350,000
                    21,100 Novell Inc.*                       348,150
                    24,750 Oracle Systems Corp.*            1,079,719
                     1,300 Shared Medical
                             Systems Corp.                     50,213
                     8,800 Silicon Graphics Inc.*             292,600
                     5,500 Sun Microsystems Corp.*            429,000
                                                       --------------
                                                            7,946,894
                                                       --------------
       Computer Systems (2.38%)
                     6,800 Amdahl Corp.*                       62,900
                     6,900 Apple Computer, Inc.               250,556
                     2,600 Ceridian Corp.*                    113,100
                    15,000 Compaq Computer Corp.*             836,250
                     1,400 Cray Research, Inc.*                29,050
                     2,200 Data General Corp.*                 25,300
                     8,400 Digital Equipment Corp.*           454,650
                     2,600 Intergraph Corp.*                   31,525
                    32,600 International Business
                             Machines Corp.                 3,170,350
                    11,800 Micron Technology Inc.             833,375
                     6,700 Tandem Computers, Inc.*             75,375
                     9,800 Unisys Corp.*                       55,125
                                                       --------------
                                                            5,937,556
                                                       --------------
       Conglomerates (0.67%)
                     6,600 ITT Corp.                          808,500
                     3,200 Teledyne, Inc.                      79,600
                        64 Teledyne, Inc. Cum. Pfd.
                              Series E                            920
                    10,400 Tenneco, Inc.                      456,300
                     4,900 Textron, Inc.                      336,875
                                                       --------------
                                                            1,682,195
                                                       --------------
       Containers (Metal & Glass) (0.16%)
                     1,700 Ball Corp.                          46,962
                     5,100 Crown Cork & Seal Co., Inc.*       177,863
                     2,900 Willamette Industries, Inc.        168,200
                                                       --------------
                                                              393,025
                                                       --------------
       Containers (Paper) (0.12%)
                     2,900 Bemis Company, Inc.                 75,400
                     5,400 Stone Container Corp.               89,100
                     3,200 Temple-Inland, Inc.                145,600
                                                       --------------
                                                              310,100
                                                       --------------
       Cosmetics (0.74%)
                     1,600 Alberto-Culver Co. Class B          50,200
                     3,900 Avon Products, Inc.                277,387
                    25,300 Gillette Co.                     1,223,887
                     6,300 International Flavors &
                             Fragrances, Inc.                 303,975
                                                       --------------
                                                            1,855,449
                                                       --------------
       Electrical Equipment (3.41%)
                    12,348 AMP, Inc.                          484,659
                    12,900 Emerson Electric Co.               919,125
                    96,900 General Electric Co.             6,128,925
                     2,900 Grainger (W.W.), Inc.              181,250
                     7,300 Honeywell, Inc.                    306,600
                     2,500 Raychem Corp.                      115,937
                     1,100 Thomas & Betts Corp.                71,087
                    22,200 Westinghouse Electric Corp.        313,575
                                                       --------------
                                                            8,521,158
                                                       --------------
       Electronics (Defense) (0.14%)
                     3,000 E G &  G, Inc.                      55,875
                     9,800 Loral Corp.                        290,325
                                                       --------------
                                                              346,200
                                                       --------------
       Electronics (Instrumentation) (1.16%)
                    29,200 Hewlett-Packard Co.              2,704,650
                     2,400 Perkin-Elmer Corp.                  84,300
                     1,900 Tektronix, Inc.                    112,575
                                                       --------------
                                                            2,901,525
                                                       --------------
       Electronics (Semiconductors) (2.62%)
                     5,900 Advanced Micro
                             Devices, Inc.*                   140,863
                    47,100 Intel Corp.                      3,291,112
                    33,700 Motorola, Inc.                   2,211,563
                     7,100 National Semiconductor
                             Corp.*                           173,062
                    10,700 Texas Instruments, Inc.            730,275
                                                       --------------
                                                            6,546,875
                                                       --------------
       Engineering & Construction (0.14%)
                     4,700 Fluor Corp.                        265,550
                     2,100 Foster Wheeler Corp.                78,750
                     1,900 Morrison Knudsen Corp.              12,350
                                                       --------------
                                                              356,650
                                                       --------------
       Entertainment (0.72%)
                    29,900 Walt Disney Company              1,722,988
                     2,100 King World Productions,
                             Inc.*                             73,237
                                                       --------------
                                                            1,796,225
                                                       --------------
       Foods (2.62%)
                    30,995 Archer Daniels Midland Co.         499,794
                     8,300 CPC International, Inc.            550,912
                    14,300 Campbell Soup Co.                  748,962
                    14,100 ConAgra, Inc.                      544,613
                     9,100 Darden Restaurants, Inc.           103,513
                     9,100 General Mills, Inc.                522,113
                    14,000 Heinz (H.J.) Co.                   651,000
                     4,500 Hershey Foods Corp.                268,875
                    12,600 Kellogg Co.                        910,350
                     7,600 Quaker Oats Co.                    259,350
                       100 RJR Nabisco Holdings Corp.           3,075
                     6,000 Ralston Purina Co.                 356,250
                    27,400 Sara Lee Corp.                     804,875
                     6,700 Wrigley, (Wm) Jr. Co.              311,550
                                                       --------------
                                                            6,535,232
                                                       --------------
       Food Wholesalers (0.19%)
                     2,200 Fleming Companies, Inc.             49,775
                     3,900 Super Valu Stores                  119,925
                    10,400 Sysco Corp.                        315,900
                                                       --------------
                                                              485,600
                                                       --------------
       Gold Mining (0.58%)
                    20,200 Barrick Gold Corp.                 467,125
                     6,400 Echo Bay Mines Ltd.                 57,600
                    10,700 Freeport McMoran Copper &
                             Gold, Inc. Class B               243,425
                     7,900 Homestake Mining Co.               121,462
                     4,900 Newmont Mining Corp.               184,975
                    13,600 Placer Dome Group, Inc.            297,500
                     7,500 Santa Fe Pacific Gold Corp.         74,062
                                                       --------------
                                                            1,446,149
                                                       --------------
       Hardware & Tools (0.15%)
                     4,900 Black & Decker Corp.               165,987
                     2,300 Snap-On Tools Corp.                 97,462
                     2,500 Stanley Works                      119,375
                                                       --------------
                                                              382,824
                                                       --------------
       Health Care (Diversified) (4.05%)
                    45,500 Abbott Laboratories              1,808,625
                    17,700 American Home
                             Products Corp.                 1,568,662
                    29,000 Bristol-Myers Squibb Co.         2,211,250
                    36,900 Johnson & Johnson                3,007,350
                     9,900 United Healthcare Corp.            525,937
                     8,900 U.S. Healthcare, Inc.              342,650
                     7,700 Warner-Lambert Co.                 655,463
                                                       --------------
                                                           10,119,937
                                                       --------------
       Health Care (Drugs) (3.73%)
                    15,800 Lilly (Eli) & Co.                1,526,675
                    70,800 Merck & Co., Inc.                4,071,000
                    36,100 Pfizer, Inc.                     2,071,238
                    21,300 Schering-Plough Corp.            1,142,213
                     9,800 Upjohn Co.                         497,350
                                                       --------------
                                                            9,308,476
                                                       --------------
       Health Care (Miscellaneous) (0.11%)
                     4,700 ALZA Corp.*                        103,400
                     5,500 Beverly Enterprises, Inc.*          64,625
                     3,600 Manor Care, Inc.                   117,900
                                                       --------------
                                                              285,925
                                                       --------------
       Heavy Duty Trucks & Parts (0.24%)
                     2,300 Cummins Engine Co., Inc.            80,787
                     5,800 Dana Corp.                         148,625
                     4,500 Eaton Corp.                        230,625
                     4,300 Navistar International Corp.*       44,075
                     2,200 PACCAR, Inc.                        91,850
                                                       --------------
                                                              595,962
                                                       --------------
       Hospital Management Companies (0.58%)
                    24,900 Columbia Healthcare Corp.        1,223,213
                     2,500 Community Psychiatric
                             Centers                           27,188
                    11,300 Tenet Healthcare Corp.*            201,988
                                                       --------------
                                                            1,452,389
                                                       --------------
       Homebuilding (0.05%)
                     1,600 Centex Corp.                        52,400
                     1,900 Kaufman & Broad
                             Home Corp.                        22,087
                     1,500 Pulte Corp.                         47,438
                                                       --------------
                                                              121,925
                                                       --------------
       Hotel/Motel (0.24%)
                     5,900 Harrah's Entertainment, Inc.*      146,025
                     2,700 Hilton Hotels Corp.                180,900
                     7,200 Marriott International Corp.       265,500
                       300 Promus Companies, Inc.*              6,600
                                                       --------------
                                                              599,025
                                                       --------------
       Household Furnishings &
         Appliances (0.20%)
                     2,100 Armstrong World Industries,
                             Inc.                             124,688
                       800 Bassett Furniture Inds., Inc.       16,100
                     6,100 Maytag Corp.                       115,900
                     4,300 Whirlpool Corp.                    227,900
                     2,700 Zenith Electronics Corp.*           22,613
                                                       --------------
                                                              507,201
                                                       --------------
       Household Products (2.08%)
                     3,100 Clorox Company                     222,425
                     8,300 Colgate-Palmolive Co.              574,775
                    39,300 Procter & Gamble Co.             3,183,300
                     9,200 Unilever N.V.                    1,205,200
                                                       --------------
                                                            5,185,700
                                                       --------------
       Housewares (0.25%)
                     9,100 Newell Co.                         219,538
                     3,600 Premark International,
                             Inc.                             166,500
                     9,100 Rubbermaid, Inc.                   237,737
                                                       --------------
                                                              623,775
                                                       --------------
       Insurance Brokers (0.16%)
                     2,500 Alexander & Alexander
                             Services, Inc.                    55,938
                     4,100 Marsh & McLennan
                             Cos., Inc.                       335,687
                                                       --------------
                                                              391,625
                                                       --------------
       Leisure Time (0.07%)
                     2,700 Bally Entertainment Corp.*          29,700
                     5,500 Brunswick Corp.                    107,250
                     2,000 Handleman Co.                       15,500
                     1,100 Outboard Marine Corp.               22,825
                                                       --------------
                                                              175,275
                                                       --------------
       Machine Tools (0.03%)
                     2,000 Cincinnati Milacron, Inc.           51,500
                     2,000 Giddings & Lewis Co.                32,250
                                                       --------------
                                                               83,750
                                                       --------------
       Machinery (Diversified) (0.70%)
                     1,700 Briggs & Stratton Corp.             68,638
                    11,400 Caterpillar, Inc.                  639,825
                     6,200 Cooper Industries Inc.             209,250
                     4,900 Deere & Co.                        437,937
                     2,700 Harnischfeger Industries, Inc.      85,050
                     6,000 Ingersoll-Rand Co.                 212,250
                     2,300 Varity Corp.*                       83,375
                                                       --------------
                                                            1,736,325
                                                       --------------
       Manufactured Housing (0.02%)
                     2,600 Fleetwood Enterprises, Inc.         53,300
                       100 Skyline Corp.                        1,750
                                                       --------------
                                                               55,050
                                                       --------------
       Manufacturing
         (Diversified Industries) (0.66%)
                     1,700 Crane Company                       60,138
                     6,400 Dover Corp.                        252,800
                     6,700 Illinois Tool Works, Inc.          389,437
                     2,300 Johnson Controls, Inc.             133,975
                     2,600 Millipore Corp.                     91,975
                       600 Nacco Industries, Inc.              34,350
                     6,600 Pall Corp.                         160,875
                     4,250 Parker Hannifin Corp.              143,438
                     1,800 Timken Co.                          72,450
                     1,600 Trinova Corp.                       45,000
                     4,300 Tyco International Ltd.            261,225
                                                       --------------
                                                            1,645,663
                                                       --------------
       Medical Products & Supplies (1.02%)
                     3,100 Bard (C.R.), Inc.                   87,575
                     3,300 Bausch & Lomb, Inc.                114,263
                    15,900 Baxter International, Inc.         614,137
                     3,800 Becton, Dickinson & Co.            247,000
                     6,600 Biomet, Inc.*                      109,725
                     7,900 Boston Scientific Corp.*           332,787
                    13,200 Medtronic, Inc.                    762,300
                     2,600 St. Jude Medical, Inc.*            138,450
                     2,800 Sigma Aldrich Corp.                133,000
                                                       --------------
                                                            2,539,237
                                                       --------------
       Metals Miscellaneous (0.28%)
                     2,400 ASARCO, Inc.                        77,400
                     5,400 Cyprus Minerals Co.                141,075
                     6,800 Inco Ltd.                          233,750
                     3,900 Phelps Dodge Corp.                 247,162
                                                       --------------
                                                              699,387
                                                       --------------
       Miscellaneous (4.06%)
                     3,200 Alco Standard Corp.                283,200
                     3,700 Allergan, Inc.                     108,687
                    16,200 Allied-Signal, Inc.                688,500
                     4,300 American Greetings Corp.           135,450
                    15,200 Amgen Corp.*                       729,600
                     6,000 Block (H.R.), Inc.                 247,500
                    13,100 Corning, Inc.                      342,237
                     9,100 CUC International, Inc.*           315,088
                     4,700 Deluxe Corp.                       126,312
                     5,400 Dial Corp.                         131,625
                     8,700 Donnelley (R.R.) & Sons Co.        317,550
                     4,700 Eastman Chemical Co.               279,650
                    19,500 Eastman Kodak Co.                1,221,187
                     2,700 General Signal Corp.                86,063
                     4,200 Harcourt General Corp.             166,425
                     1,800 Harland (John H.) Co.               37,350
                     2,200 Harris Corp.                       127,875
                     4,500 Interpublic Group                  174,375
                     2,200 Jostens, Inc.                       49,775
                     2,900 Kerr-McGee Corp.                   159,863
                     3,100 Loews Corp.                        454,538
                     2,000 Louisiana Land &
                             Exploration Co.                   70,750
                    24,000 Minnesota Mining &
                             Manufacturing Co.              1,365,000
                     4,800 Pioneer Hi-Bred International
                             Corp.                            238,200
                     2,600 Polaroid Corp.                     111,150
                    11,000 Price/Costco, Inc.*                187,000
                     5,900 Service Corp. International        236,737
                     1,200 Springs Industries, Inc.            51,450
                     3,700 TRW, Inc.                          243,275
                     3,300 US Surgical Corp.                   80,850
                    20,600 Viacom, Inc. Class B*            1,030,000
                     6,000 Whitman Corp.                      127,500
                     5,700 The Williams Cos., Inc.            220,163
                                                       --------------
                                                           10,144,925
                                                       --------------
       Office Equipment & Supplies (0.51%)
                     5,700 Moore Corp. Ltd.                   109,013
                     8,600 Pitney Bowes, Inc.                 375,175
                     6,100 Xerox Corp.                        791,475
                                                       --------------
                                                            1,275,663
                                                       --------------
       Oil & Gas Drilling (0.03%)
                     1,400 Helmerich & Payne, Inc.             36,225
                     4,800 Rowan Companies, Inc.*              31,800
                                                       --------------
                                                               68,025
                                                       --------------
       Oil (Exploration & Production) (0.20%)
                     7,200 Burlington Resources, Inc.         259,200
                     5,900 Oryx Energy Co.*                    67,850
                     5,100 Santa Fe Energy
                             Resources, Inc.*                  45,263
                     3,100 Western Atlas, Inc.*               136,012
                                                       --------------
                                                              508,325
                                                       --------------
       Oil (Domestic Integrated) (1.24%)
                     5,400 Amerada Hess Corp.                 243,675
                     3,600 Ashland Oil, Inc.                  113,850
                     9,200 Atlantic Richfield Co.             982,100
                    18,200 Occidental Petroleum Corp.         391,300
                     2,600 Pennzoil Co.                        98,150
                    14,900 Phillips Petroleum Co.             480,525
                     4,392 Sun Co. Inc.                       125,721
                    17,000 USX-Marathon Group                 301,750
                    14,100 Unocal Corp.                       370,125
                                                       --------------
                                                            3,107,196
                                                       --------------
       Oil (International Integrated) (6.42%)
                    28,400 Amoco Corp.                      1,814,050
                    37,200 Chevron Corp.                    1,739,100
                    71,000 Exxon Corp.                      5,422,625
                    22,600 Mobil Corp.                      2,276,950
                    30,700 Royal Dutch Petroleum Co.        3,772,263
                    14,800 Texaco, Inc.                     1,008,250
                                                       --------------
                                                           16,033,238
                                                       --------------
       Oil Well Equipment & Services (0.63%)
                     8,100 Baker Hughes, Inc.                 158,963
                    10,500 Dresser Industries, Inc.           217,875
                     6,600 Halliburton Co.                    273,900
                     3,100 McDermott International, Inc.       49,212
                    13,900 Schlumberger Ltd.                  865,275
                                                       --------------
                                                            1,565,225
                                                       --------------
       Paper & Forest Products (1.61%)
                     2,700 Boise Cascade Corp.                 97,875
                     5,600 Champion International Corp.       299,600
                     2,600 Federal Paper Board Co.            109,200
                     5,200 Georgia-Pacific Corp.              429,000
                    14,500 International Paper Co.            536,500
                     4,700 James River Corp.                  150,988
                     9,200 Kimberly-Clark Corp.               668,150
                     6,100 Louisiana Pacific Corp.            145,637
                     3,100 Mead Corp.                         178,638
                     1,600 Potlatch Corp.                      67,400
                     8,600 Scott Paper Co.                    457,950
                     4,000 Union Camp Corp.                   203,500
                     5,800 Westvaco Corp.                     160,950
                    11,600 Weyerhaeuser Co.                   511,850
                                                       --------------
                                                            4,017,238
                                                       --------------
       Pollution Control (0.51%)
                    12,200 Browning-Ferris
                             Industries, Inc.                 355,325
                    14,500 Laidlaw, Inc. Class B              130,500
                    27,700 WMX Technologies, Inc.             779,062
                       700 Zurn Industries, Inc.               17,500
                                                       --------------
                                                            1,282,387
                                                       --------------
       Publishing (0.67%)
                     9,700 Dun & Bradstreet Corp.             579,575
                     2,800 McGraw-Hill, Inc.                  229,250
                     1,500 Meredith Corp.                      53,625
                    22,000 Time Warner, Inc.                  803,000
                                                       --------------
                                                            1,665,450
                                                       --------------
       Publishing (Newspapers) (0.55%)
                     5,600 Dow Jones & Co., Inc.              197,400
                     8,000 Gannett Co., Inc.                  435,000
                     2,900 Knight-Ridder, Inc.                160,950
                     5,600 New York Times Co. Class A         155,400
                     6,500 Times Mirror Co. Series A          188,500
                     3,700 Tribune Co.                        233,562
                                                       --------------
                                                            1,370,812
                                                       --------------
       Restaurants (0.73%)
                     1,300 Luby's Cafeterias, Inc.             26,975
                    39,700 McDonald's Corp.                 1,627,700
                     3,100 Ryan's Family Steak
                             Houses, Inc.*                     24,025
                     2,400 Shoney's, Inc.*                     26,700
                     5,900 Wendy's International, Inc.        117,263
                                                       --------------
                                                            1,822,663
                                                       --------------
       Retail Stores (Department) (0.62%)
                     6,400 Dillard Dept. Stores, Inc.
                             Class A                          173,600
                    14,200 May Department Stores Co.          557,350
                     2,100 Mercantile Stores Co., Inc.         94,237
                     4,700 Nordstrom, Inc.                    174,194
                    13,000 J.C. Penney Co.                    547,625
                                                       --------------
                                                            1,547,006
                                                       --------------

       Retail Stores (Drugs) (0.23%)
                     1,200 Longs Drug Stores Corp.             48,000
                     4,800 Rite Aid Corp.                     129,600
                    14,100 Walgreen Co.                       401,850
                                                       --------------
                                                              579,450
                                                       --------------
       Retail Stores (Food Chains) (0.57%)
                    14,500 Albertson's, Inc.                  482,125
                     8,500 American Stores Co.                253,938
                       127 Bruno's,  Inc.                       1,381
                     3,400 Giant Food, Inc. Class A           109,225
                     2,200 Great Atlantic & Pacific
                             Tea Co., Inc.                     44,550
                     7,000 Kroger Co.*                        233,625
                     4,400 Winn-Dixie Stores, Inc.            286,000
                                                       --------------
                                                            1,410,844
                                                       --------------
       Retail Stores
         (General Merchandise) (1.64%)
                     4,100 Dayton-Hudson Corp.                281,875
                    26,200 K Mart Corp.                       212,875
                    22,100 Sears, Roebuck & Co.               751,400
                   131,200 Wal-Mart Stores, Inc.            2,837,200
                                                       --------------
                                                            4,083,350
                                                       --------------
       Retail Stores (Specialty) (0.94%)
                     5,600 Circuit City Stores, Inc.          186,900
                    27,100 Home Depot, Inc.                 1,009,475
                     9,200 Lowes Companies, Inc.              248,400
                     6,000 Melville Corp.                     192,000
                     3,500 Pep Boys -Manny,
                             Moe & Jack                        76,562
                       200 Price Enterprises, Inc.              2,900
                     3,700 Tandy Corp.                        182,688
                    15,900 Toys "R" Us, Inc.*                 347,813
                     7,500 Woolworth Corp.                    109,687
                                                       --------------
                                                            2,356,425
                                                       --------------
       Retail Stores (Specialty-Apparel) (0.31%)
                     5,900 Charming Shoppes, Inc.              16,963
                     8,200 Gap (The), Inc.                    322,875
                    20,400 Limited, Inc.                      374,850
                     4,100 TJX Companies, Inc.                 55,350
                                                       --------------
                                                              770,038
                                                       --------------
       Shoes (0.26%)
                     1,000 Brown Group, Inc.                   13,750
                     8,000 NIKE, Inc. Class B                 454,000
                     4,500 Reebok Int'l. Ltd.                 153,000
                     2,800 Stride Rite Corp.                   31,500
                                                       --------------
                                                              652,250
                                                       --------------
       Steel (0.26%)
                     6,100 Armco, Inc.*                        37,362
                     6,300 Bethlehem Steel Corp.*              82,688
                     2,700 Inland Steel Industries, Inc.       63,113
                     5,000 Nucor Corp.                        240,625
                     4,700 USX-U.S. Steel Group               140,412
                     5,200 Worthington Industries, Inc.        86,450
                                                       --------------
                                                              650,650
                                                       --------------
       Telecommunications
         (Long Distance) (3.02%)
                    90,600 A T & T Co.                      5,798,400
                    38,800 MCI Communications Corp.           967,575
                    20,000 Sprint Corp.                       770,000
                                                       --------------
                                                            7,535,975
                                                       --------------
       Textile (Apparel Manufacturers) (0.17%)
                     4,000 Fruit of the Loom, Inc.
                             Class A *                         69,500
                       200 Hartmarx Corp.*                      1,000
                     4,300 Liz Claiborne, Inc.                122,012
                       100 Oshkosh B'Gosh, Inc. Class A         1,325
                     2,200 Russell Corp.                       54,450
                     3,600 V.F. Corp.                         172,350
                                                       --------------
                                                              420,637
                                                       --------------
       Tobacco (1.95%)
                    10,900 American Brands, Inc.              467,338
                    48,100 Philip Morris Cos., Inc.         4,064,450
                    11,200 UST, Inc.                          336,000
                                                       --------------
                                                            4,867,788
                                                       --------------
       Toys (0.21%)
                     5,000 Hasbro, Inc.                       152,500
                    12,725 Mattel, Inc.                       365,844
                                                       --------------
                                                              518,344
                                                       --------------
       Total Industrial                                   186,292,852
                                                       --------------
       TRANSPORTATION (1.63%)
       Airlines (0.28%)
                     4,400 AMR Corp.*                         290,400
                     2,900 Delta Air Lines, Inc.              190,313
                     8,200 Southwest Airlines Co.             164,000
                     3,600 USAir Group, Inc.*                  49,050
                                                       --------------
                                                              693,763
                                                       --------------
       Railroads (1.13%)
                     8,006 Burlington Northern, Inc.          671,503
                     6,000 CSX Corp.                          502,500
                     4,500 Conrail, Inc.                      309,375
                     7,500 Norfolk Southern Corp.             579,375
                    11,800 Union Pacific Corp.                771,425
                                                       --------------
                                                            2,834,178
                                                       --------------
       Truckers (0.07%)
                     2,500 Consolidated Freightways,
                             Inc.                              58,125
                     2,200 Roadway Services, Inc.              98,450
                     1,600 Yellow Corp.                        21,000
                                                       --------------
                                                              177,575
                                                       --------------
       Transportation (Miscellaneous) (0.15%)
                     3,200 Federal Express Corp.*             262,800
                     4,500 Ryder System, Inc.                 108,562
                                                       --------------
                                                              371,362
                                                       --------------
       Total Transportation                                 4,076,878
                                                       --------------
       UTILITIES (9.84%)
       Electric Companies (3.66%)
                    10,600 American Electric Power
                             Co., Inc.                        404,125
                     8,400 Baltimore Gas & Electric Co.       224,700
                     8,800 Carolina Power & Light Co.         288,200
                    10,900 Central & South West Corp.         291,575
                     8,825 Cinergy Corp.                      250,409
                    13,400 Consolidated Edison Co. of
                             N.Y., Inc.                       407,025
                     8,400 Detroit Edison Co.                 283,500
                     9,900 Dominion Resources, Inc.           393,525
                    11,700 Duke Power Co.                     523,575
                    13,000 Entergy Corp.                      370,500
                    10,600 FPL Group, Inc.                    443,875
                     6,200 General Public Utilities Corp.     193,750
                     7,500 Houston Industries, Inc.           347,813
                     8,300 Niagara Mohawk Power Corp.          89,225
                     3,800 Northern States Power Co.          179,550
                     8,700 Ohio Edison Co.                    199,012
                    12,700 PECO Energy Co.                    371,475
                    24,300 Pacific Gas & Electric Co.         713,813
                    16,300 PacifiCorp                         307,662
                    14,000 Public Service Enterprise
                             Group, Inc.                      411,250
                    25,500 SCE Corp.                          433,500
                    38,000 Southern Co.                       907,250
                    12,900 Texas Utilities Co.                474,075
                    12,200 Unicom Corp.                       399,550
                     5,800 Union Electric Corp.               226,200
                                                       --------------
                                                            9,135,134
                                                       --------------
       Natural Gas (0.70%)
                     6,000 Coastal Corp.                      194,250
                     2,800 Columbia Gas Systems, Inc.*        107,800
                     5,400 Consolidated Natural Gas Co.       205,200
                    14,400 Enron Corp.                        495,000
                     3,900 ENSEARCH Corp.                      56,550
                     2,800 NICOR, Inc.                         75,250
                     7,100 Noram Energy Corp.                  55,025
                     1,500 ONEOK, Inc.                         36,563
                     4,800 Pacific Enterprises                118,800
                     8,500 Panhandle Eastern Corp.            214,625
                     2,000 Peoples Energy Corp.                57,500
                     4,900 Sonat, Inc.                        140,875
                                                       --------------
                                                            1,757,438
                                                       --------------
       Telephone (5.48%)
                    28,300 Airtouch Communications
                             Corp.*                           806,550
                    31,600 Ameritech Corp.                  1,706,400
                    25,000 Bell Atlantic Corp.              1,590,625
                    28,400 BellSouth Corp.                  2,172,600
                    55,400 GTE Corp.                        2,285,250
                    24,400 NYNEX Corp.                      1,146,800
                    24,400 Pacific Telesis Group              741,150
                    34,800 SBC Communications, Inc.         1,944,450
                    26,900 U.S. West, Inc.                  1,281,113
                                                       --------------
                                                           13,674,938
                                                       --------------
       Total Utilities                                     24,567,510
                                                       --------------
       FINANCIAL (12.07%)
       Financial Miscellaneous (2.43%)
                    27,900 American Express Co.             1,133,437
                    11,700 American General Corp.             384,638
                     9,600 Dean Witter Discover & Co.         477,600
                    10,400 Federal Home Loan Mortgage         720,200
                    15,600 Federal National Mortgage
                             Association                    1,636,050
                     8,500 MBNA Corp.                         313,438
                    10,100 Merrill Lynch & Co., Inc.          560,550
                     4,000 Morgan Stanley Group, Inc.         348,000
                     6,100 Salomon, Inc.                      220,362
                     3,900 Transamerica Corp.                 264,225
                                                       --------------
                                                            6,058,500
                                                       --------------
       Life Insurance (0.35%)
                     2,700 Jefferson-Pilot Corp.              178,200
                     5,900 Lincoln National Corp.             263,288
                     5,500 Providian Corp.                    215,875
                     4,000 Torchmark Corp.                    166,000
                     2,000 USLIFE Corp.                        57,000
                                                       --------------
                                                              880,363
                                                       --------------
       Major Regional Banks (3.55%)
                    22,700 Banc One Corp.                     766,125
                    10,100 Bank of New York, Inc.             424,200
                     5,600 Barnett Banks, Inc.                309,400
                     7,100 Boatmen's Bancshares, Inc.         269,800
                     8,000 CoreStates Financial Corp.         291,000
                     7,100 First Bank System, Inc.            353,225
                     4,600 First Fidelity Bancorp             300,725
                     4,400 First Interstate Bancorp           567,600
                     9,800 First Union Corp.                  486,325
                     8,000 Fleet Financial Group              310,000
                    13,100 Keycorp                            442,125
                     8,800 NBD Bancorp, Inc.                  334,400
                     8,400 National City Corp.                259,350
                    15,500 NationsBank Corp.                1,019,125
                    18,500 Norwest Corp.                      545,750
                    13,100 PNC Financial Corp.                343,875
                     7,300 Shawmut National Corp.             247,287
                     6,600 Suntrust Banks, Inc.               425,700
                     5,600 U.S. Bancorp, Inc.                 165,900
                     9,800 Wachovia Corp.                     432,425
                     2,700 Wells Fargo & Co.                  567,337
                                                       --------------
                                                            8,861,674
                                                       --------------
       Money Center Banks (1.80%)
                     4,500 Bankers Trust N.Y. Corp.           286,875
                    10,000 Chase Manhattan Corp.              570,000
                    14,400 Chemical Banking Corp.             819,000
                    22,700 Citicorp                         1,472,663
                     5,100 First Chicago Corp.                346,162
                    10,700 Morgan (J.P.) & Co., Inc.          825,237
                     2,900 Republic New York Corp.            170,012
                                                       --------------
                                                            4,489,949
                                                       --------------
       Multi-Line Insurance (2.09%)
                    25,111 Allstate Corp.                     922,829
                     6,400 Aetna Life & Casualty Co.          450,400
                    27,150 American International
                             Group, Inc.                    2,290,781
                     4,100 CIGNA Corp.                        406,413
                        93 Transport Holding, Inc.
                             Class A*                           3,650
                    18,200 Travelers, Inc.                    919,100
                     4,100 Unum Corp.                         215,763
                                                       --------------
                                                            5,208,936
                                                       --------------
       Other Major Banks (0.77%)
                     6,300 Bank of Boston Corp.               280,350
                    21,400 BankAmerica Corp.                1,230,500
                     8,400 Mellon Bank Corp.                  421,050
                                                       --------------
                                                            1,931,900
                                                       --------------
       Personal Loans (0.19%)
                     3,000 Beneficial Corp.                   147,000
                     5,600 Household International, Inc.      315,000
                                                       --------------
                                                              462,000
                                                       --------------
       Property-Casualty Insurance (0.68%)
                     5,000 The Chubb Corp.                    449,375
                     4,700 General Re Corp.                   680,913
                     3,600 SAFECO Corp.                       231,075
                     4,800 St. Paul Companies, Inc.           243,600
                     6,200 USF&G Corp.                        103,850
                                                       --------------
                                                            1,708,813
                                                       --------------
       Savings & Loans Companies (0.21%)
                     6,700 Ahmanson (H.F.) & Co.              167,500
                     3,400 Golden West Financial Corp.        170,425
                     7,700 Great Western Financial
                             Corp.                            174,212
                                                       --------------
                                                              512,137
                                                       --------------
       Total Financial                                     30,114,272
                                                       --------------
       Total Common Stock
            (cost $200,634,170)                           245,051,512
                                                       --------------
   Principal
    Amount
  ----------
SHORT-TERM INVESTMENTS (2.02%)
Repurchase Agreement (1.62%)(b)
                $4,049,000 CS First Boston Corp.
                   5.82% 11/1/95
                   (cost $4,049,000;
                   maturity value $4,049,655)               4,049,000
United States Treasury Bill (0.40%)(c)
                   100,000 5.29%; 11/30/95
                   (cost $995,743)                            995,743
                                                       --------------
Total Short-term Investment
                   (cost $5,044,743)                        5,044,743
                                                       --------------
Total Investments (cost $205,678,913)
                   (100.19%)(a)                           250,096,255
Liabilities Less Other Asse                                 (476,984)
                                                       --------------
Net Assets (100.00%)                                     $249,619,271
                                                       ==============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $205,678,913. At October 31, 1995 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

           Gross unrealized appreciation                $47,306,508
           Gross unrealized depreciation                (2,889,166)
                                                       ------------
           Net unrealized appreciation                  $44,417,342
                                                       ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $4,134,591, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1995, the market value of $995,743 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1995:
  (Contracts-$500 times premium/delivery
  month/commitment)

                                                         Unrealized
                                                       Appreciation
                                                     --------------
    S&P 500 Stock Index:
      20/Dec/Buy                                           $ 40,000
                                                           ========

See accompanying notes to financial statements


October 31, 1995

                                                         The Rightime
Rightime                                        Social Awareness Fund
Family of Funds                              Portfolio of Investments
---------------------------------------------------------------------
                                                                Value
    Shares                                                   (Note 1)
    ------                                                   --------
COMMON STOCK (90.71%)
Beverages (SoftDrinks) (15.77%)
                    16,200 Coca Cola Co.                   $1,164,375
                                                         ------------
Chemicals & Materials (1.75%)
                       500 Arco Chemical Co.                   24,500
                       800 Cabot Corp.                         38,000
                     2,200 Morton International, Inc.          67,100
                                                         ------------
                                                              129,600
                                                         ------------
Computer Software & Services (5.62%)
                     1,800 Automatic Data
                             Processing Corp.                 128,700
                     3,700 Cisco Systems*                     286,750
                                                         ------------
                                                              415,450
                                                         ------------
Electronics (Semi-Conductors) (10.03%)
                     1,600 Advanced Micro
                             Devices, Inc. *                   38,200
                       900 Avnet, Inc.                         45,337
                     9,400 Intel Corp.                        656,825
                                                         ------------
                                                              740,362
                                                         ------------
Financial (Miscellaneous) (3.29%)
                     2,800 American General Corp.              92,050
                     1,600 Block (H&R), Inc.                   66,000
                     1,500 Household International,
                             Inc.                              84,375
                                                         ------------
                                                              242,425
                                                         ------------
Foods (.30%)
                       700 Hannaford Brothers Co.              18,288
                       800 TCBY Enterprises, Inc.               3,500
                                                         ------------
                                                               21,788
                                                         ------------
Heavy Duty Trucks & Parts (.87%)
                     1,900 Dana Corp.                          48,687
                     1,600 Spartan Motors, Inc.                15,400
                                                         ------------
                                                               64,087
                                                         ------------
HealthCare (5.10%)
                     1,900 Alza Corp.*                         41,800
                     4,100 Johnson & Johnson                  334,150
                                                         ------------
                                                              375,950
                                                         ------------
Insurance (.44%)
                       525 Cincinnati Financial Corp.          32,288
                                                         ------------
Banks (8.83%)
                     1,800 Bank of Boston                      80,100
                     4,400 Bank America                       253,000
                     1,400 Barnett Bank Inc.                   77,350
                     1,000 Fifth Third Bancorp                 67,250
                       900 First Fidelity Bancorp              58,837
                     2,600 Wachovia Corp.                     114,725
                                                         ------------
                                                              651,262
                                                         ------------
Manufacturing (.94%)
                     1,200 Skyline Corp.                       21,000
                     1,050 Thermo Electron Corp. *             48,300
                                                         ------------
                                                               69,300
                                                         ------------
Miscellaneous (13.44%)
                       800 Alco Standard Corp.                 70,800
                     1,300 Bemis Co.                           33,800
                       300 GATX Corp.                          14,250
                     1,500 Grainger (W.W.) Inc.                93,750
                       800 Jostens, Inc.                       18,100
                     1,000 Kelly Services, Inc. Class A        25,125
                     1,500 Oneida Ltd.                         24,750
                     7,100 Procter & Gamble Co.               575,100
                       800 Smith (A.O.) Corp.                  16,600
                       900 The Stanley Works                   42,975
                       900 Stryker Corp.                       40,613
                       900 Telephone & Data
                             Systems , Inc.                    36,000
                                                         ------------
                                                              991,863
                                                         ------------
Oil & Metals (3.35%)
                     1,900 Atlantic Richfield Co..            202,825
                     1,700 Cypress Amax Minerals Co.           44,412
                                                         ------------
                                                              247,237
                                                         ------------
Pharmaceuticals(.45%)
                       800 Forest Laboratories, Inc. *         33,100
                                                         ------------
Publishing (3.58%)
                     1,800 Gannett Co. , Inc.                  97,875
                       300 Lee Enterprises, Inc.               11,963
                     1,900 New York Times Co. Class A          52,725
                       800 McGraw-Hill, Inc.                   65,500
                     1,000 Meredith Corp.                      35,750
                                                         ------------
                                                              263,813
                                                         ------------
Property - Casualty Insurance (.98%)
                       700 St. Paul Companies, Inc.            35,525
                     2,200 USF & G Corp.                       36,850
                                                         ------------
                                                               72,375
                                                         ------------
RailRoads (1.12%)
                     1,200 Conrail, Inc.                       82,500
                                                         ------------
Retail Stores (11.20%)
                     1,900 Hechinger Co. Class A                8,312
                     6,200 Home Depot, Inc.                   230,950
                     2,000 Kroger Co. *                        66,750
                     2,900 Penney, (J.C.) Co. Inc.            122,163
                     5,100 Sears, Roebuck & Co.               173,400
                     3,200 Toys R Us, Inc *                    70,000
                     3,400 Walgreen Co.                        96,900
                     1,600 Whole Foods Market, Inc.*           19,600
                     2,600 Woolworth Corp.                     38,025
                                                         ------------
                                                              826,100
                                                         ------------
Shoes (2.31%)
                     3,000 Nike, Inc. Class B                 170,250
                                                         ------------
Steel (1.28%)
                     1,300 Nucor Corp.                         62,562
                     1,900 Worthington Industries, Inc..       31,588
                                                         ------------
                                                               94,150
                                                         ------------
Textiles (.06%)
                       100 Springs Industries, Inc.             4,288
                                                         ------------
Total Common Stock
            (cost $5,592,720)                               6,692,563
              ------------

Principal
  Amount
----------
SHORT-TERM INVESTMENTS (9.03%)
Repurchase Agreement (7.67%)(b)
     $566,000 CS First Boston Corp.
           5.82%; 11/1/95
           (cost $566,000;
            maturity value $566,092)                         $566,000
United States Treasury Bill (1.36%)(c)
     100,000 5.42%; 11/2/95
            (cost $99,985)                                     99,985
                                                         ------------
Total Short-term Investments
            (cost $665,985)                                   665,985
                                                         ------------
Total Investments (cost $6,258,705)
            (99.74%)(a)                                     7,358,548
Other Assets Less Liabilities (.26%)                           19,515
                                                         ------------
Net Assets (100.00%)                                       $7,378,063
                                                         ============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $6,258,705. At October 31, 1995 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	   Gross unrealized appreciation                           $1,266,739
	   Gross unrealized depreciation                            (166,896)
                                                         ------------
	   Net unrealized appreciation                             $1,099,843
                                                         ============

 (b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $578,703, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1995, the market value of $99,985 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1995:
  (Contracts-$500 times premium/delivery
  month/commitment)

                                    Unrealized
                                  Appreciation
                                --------------
  S&P 500 Stock Index:
  2/Dec/Buy                               $375
                                          ====

October 31, 1995
                                                        The Rightime
Rightime                                                  MidCap Fund
Family of Funds                              Portfolio of Investments
---------------------------------------------------------------------
                                                                Value
  Shares                                                     (Note 1)
----------                                                  ---------

COMMON STOCK (89.44%)
INDUSTRIALS (59.95%)
Aerospace/Defense (0.82%)
                     2,306 OEA Inc.                           $62,839
                     2,297 Precision Castparts Corp.           82,118
                     2,171 Rohr Industries, Inc.*              32,294
                     1,212 Sequa Corp. Class A*                31,209
                        27 Southwest Airlines Co.                 540
                     3,924 Sundstrand Corp.                   240,345
                     2,306 Thiokol Corp.                       79,845
                     4,124 Universal Corp.                     86,604
                                                         ------------
                                                              615,794
                                                         ------------
Auto Parts & Equipment (0.16%)
                     2,641 Arvin Industries, Inc.              46,878
                     4,200 Federal-Mogul Corp.                 75,075
                                                         ------------
                                                              121,953
                                                         ------------
Biotechnology (1.15%)
                     3,836 Biogen, Inc. *                     234,955
                     5,848 Centocor, Inc. *                    65,790
                     4,280 Chiron Corp. *                     389,480
                       240 Genetics Institute, Inc.*            8,940
                     2,777 Genzyme Corp.                      161,760
                        64 Genzyme Corp. -
                             Tissue Repair*                     1,144
                        24 XOMA Corp. *                            68
                                                         ------------
                                                              862,137
                                                         ------------
Broadcast Media(0.54%)
                     3,352 Chris-Craft Industries, Inc.*      133,661
                     4,342 Multimedia, Inc. *                 192,134
                     2,794 TCA Cable TV, Inc.                  82,772
                                                         ------------
                                                              408,567
                                                         ------------
Building Materials (0.16%)
                     2,877 Calmat Co.                          48,549
                     1,347 Granite Construction, Inc.          38,221
                     2,053 Southdown, Inc.*                    33,361
                                                         ------------
                                                              120,131
                                                         ------------
Cellular Communications (0.39%)
                    13,884 Nextel Communications *            192,641
                     4,468 Vanguard Cellular
                             Systems, Inc. *                   99,972
                                                         ------------
                                                              292,613
                                                         ------------
Chemicals & Materials (3.68%)
                     7,800 Albemarle Corp.                    145,275
                     3,483 Betz Laboratories, Inc.            140,191
                     4,342 Cabot Corp.                        206,245
                     4,830 Calgon Carbon Corp.                 54,941
                     5,942 Crompton & Knowles Corp.            75,018
                     2,794 Dexter Corp.                        66,707
                    15,608 Ethyl Corp.                        173,639
                     3,492 Ferro Corp.                         80,752
                     1,573 Fuller (H.B.) Co.                   49,550
                     5,030 Georgia Gulf Corp.                 166,619
                     4,315 Hanna (M.A.) Co.                   110,572
                     3,259 IMC Fertilizer Group, Inc.         228,130
                     5,401 Lawter International                57,386
                     4,042 Loctite Corp.                      190,985
                     7,596 Lubrizol Corp.                     218,385
                     9,425 Lyondell Petrochemical Co.         201,459
                     2,388 Olin Corp.                         152,832
                     6,563 RPM, Inc.                          127,158
                     4,361 Schulman (A.), Inc.                 81,769
                     6,431 Sterling Chemicals, Inc.*           51,448
                     6,389 Witco Corp.                        180,489
                                                         ------------
                                                            2,759,550
                                                         ------------
Commercial Services
(Advertising) (0.42%)
                     2,994 Information Resource, Inc.*         32,560
                     4,383 Omnicom Group                      279,964
                                                         ------------
                                                              312,524
                                                         ------------
Commercial Services
(Specialized) (1.03%)
                     2,306 Banta Corp.                         99,735
                     1,582 CPI Corp.                           28,871
                     5,377 Comsat Corp.                       106,868
                     4,477 Fiserv, Inc. *                     115,283
                     3,706 Flightsafety
                             International, Inc.              176,962
                     2,877 Jacobs Engineering
                             Group, Inc.*                      62,934
                     2,053 PHH Corp.                           89,819
                     4,333 Rollins, Inc.                       90,993
                                                         ------------
                                                              771,465
                                                         ------------
Commercial Services
(Uniform Rentals) (0.34%)
                     1,076 Angelica Corp.                      24,210
                     5,454 Cintas Corporation                 229,068
                                                         ------------
                                                              253,278
                                                         ------------
Communications Equipment (2.63%)
                     6,794 ADC Telecommunications,
                                 Inc. *                       271,760
                    14,396 Bay Networks, Inc.*                953,735
                     8,345 Cabletron Systems*                 656,126
                     2,771 Octel Communications
                             Corp. *                           94,560
                                                         ------------
                                                            1,976,181
                                                         ------------
Computer Hardware (2.40%)
                     3,483 AST Research, Inc. *                30,912
                     6,089 Conner Peripherals, Inc. *         109,602
                     2,994 Convex Computer Corp. *             13,473
                     8,902 Dell Computer Corp. *              415,056
                     2,424 Exabyte Corp. *                     31,361
                     1,871 Measurex Corp.                      57,533
                     5,718 Mentor Graphics Corp.*             120,078
                     5,365 Quantum Corp. *                     93,217
                     8,578 Seagate Technology *               383,866
                     3,500 Sequent Computer Systems *          60,813
                     5,000 Solectron Corp.*                   201,250
                     7,973 Storage Technology Corp.*          196,335
                     2,777 Stratus Computer, Inc. *            86,434
                                                         ------------
                                                            1,799,930
                                                         ------------
Computer Software & Services (3.65%)
                     7,001 Adobe Systems, Inc.                399,057
                     5,860 BMC Software, Inc. *               208,762
                     3,330 Borland International, Inc.*        45,371
                     6,875 Cadence Design Systems, Inc.*      221,703
                     4,539 Comdisco, Inc.                     138,440
                     6,500 Compuware Corp.*                   147,875
                    25,800 EMC Corp.*                         399,900
                    15,200 Informix Corp.*                    442,700
                     4,042 Intelligent Electronics, Inc.       30,820
                     6,595 Parametric
                             Technology Corp. *               441,041
                     2,259 Policy Management
                             Systems Corp. *                  106,455
                        35 Sterling Software, Inc.*             1,614
                     3,283 Structural Dynamics
                             Research Corp. *                  59,915
                     3,947 Symantec Corp. *                    95,961
                                                         ------------
                                                            2,739,614
                                                         ------------
Consumer Products (0.64%)
                     2,306 Church & Dwight, Inc.               46,985
                     2,541 First Brands Corp.                 116,251
                     1,041 National Presto
                             Industries, Inc.                  42,160
                     2,388 Stanhome, Inc.                      72,834
                     4,495 Tambrands, Inc.                    201,151
                                                         ------------
                                                              479,381
                                                         ------------
Consumer Services (1.39%)
                    24,619 CUC International, Inc. *          852,433
                     5,031 The Olsten Corp.                   193,693
                                                         ------------
                                                            1,046,126
                                                         ------------
Electrical Components &
Other Equipment (6.20%)
                     4,612 Altera Corp. *                     279,026
                     8,883 Analog Devices, Inc.*              320,898
                     5,334 Arrow Electronics, Inc.            270,701
                    10,600 Atmel Corp.*                       331,250
                     4,812 Avnet, Inc.                        242,405
                     6,100 Best Buy Co.*                      126,575
                     6,588 Cirrus Logic, Inc. *               277,519
                     4,424 Cypress
                             Semiconductor Corp. *            155,946
                     3,830 Hubbell, Inc. Class B              230,758
                    15,836 LSI Logic Corp. *                  746,272
                     8,648 Linear Technology Corp.            378,350
                     2,794 MagnaTek, Inc. *                    27,591
                    11,612 Molex, Inc.                        383,196
                     8,542 Teradyne, Inc. *                   285,089
                     3,942 Varian Associates, Inc.            202,520
                     8,577 Xilinx, Inc. *                     394,542
                                                         ------------
                                                            4,652,638
                                                         ------------
Foods & Beverages (3.00%)
                     4,959 Bob Evans Farms, Inc.               89,262
                    16,933 Coca-Cola Enterprises, Inc.        450,841
                     4,677 Dean Foods Corp.                   130,371
                     7,119 Dole Food, Inc.                    267,852
                     1,682 Dreyer's Grand
                             Ice Cream, Inc.                   58,029
                     4,459 Flowers Industries, Inc.            96,426
                     5,000 Hannaford Brothers Co.             130,625
                     2,188 International
                             Multifoods Corp.                  44,854
                     3,536 Lance, Inc.                         59,670
                     9,643 McCormick & Co., Inc.              238,664
                     2,388 Michael Foods, Inc.                 28,954
                     3,030 Savannah Foods &
                             Industries, Inc.                  37,875
                     3,300 Smucker (J.M.) Co. Class A          64,762
                    18,904 Tyson Foods, Inc.                  451,333
                     3,030 Universal Foods Corp.              103,777
                                                         ------------
                                                            2,253,295
                                                         ------------
Gold & Other Precious Metals (0.54%)
                     9,625 Battle Mountain Gold Co.            73,391
                       291 Freeport McMoran
                             Copper & Gold, Inc.
                             Class A                            6,657
                    12,605 Freeport McMoran
                             Copper & Gold, Inc.
                             Class B                          286,764
                     1,076 Maxxam, Inc.*                       39,812
                                                         ------------
                                                              406,624
                                                         ------------
Health Care Products
(Distribution) (0.45%)
                     4,560 Bergen Brunswig
                             Corp. Class A                     94,620
                     4,773 Cardinal Distribution, Inc.        245,213
                                                         ------------
                                                              339,833
                                                         ------------
Health Care Services (2.30%)
                     4,222 Coram Healthcare Corp.*             16,888
                     4,453 FHP International Corp. *          107,985
                     7,500 Foundation Health Corp.*           317,812
                    13,566 HEALTHSOUTH
                             Rehabilitation Corp. *           354,412
                     4,006 Healthcare
                             COMPARE Corp. *                  148,222
                     4,600 Health Care &
                             Retirement Corp.*                135,125
                     2,387 Horizon/CMS
                             Healthcare Corp.*                 48,337
                     6,300 NovaCare, Inc. *                    39,375
                        47 PacifiCare Health
                             Systems, Inc. Class A *            3,314
                     4,000 Pacificare Health
                             Systems, Inc. Class B *          291,000
                     4,459 Surgical Care Affiliates, Inc.     132,098
                     5,881 Value Health, Inc.*                134,528
                                                         ------------
                                                            1,729,096
                                                         ------------
Homebuilding (0.31%)
                     8,913 Clayton Homes, Inc.                233,966
                                                         ------------

Iron & Steel (0.37%)
                     8,343 Allegheny Ludlum Corp.             140,788
                     1,347 Cleveland-Cliffs, Inc.              50,344
                     1,691 Lukens, Inc.                        51,998
                     2,288 Oregon Steel Mills, Inc.            32,604
                                                         ------------
                                                              275,734
                                                         ------------
Leisure Time (Products) (0.81%)
                     7,966 Callaway Golf Co.                  130,443
                     9,118 Harley-Davidson, Inc.              243,906
                    17,103 International
                             Game Technology                  198,822
                     5,472 Topps, Inc.*                        33,516
                                                         ------------
                                                              606,687
                                                         ------------
Leisure Time (Services) (0.89%)
                    10,249 Circus Circus Enterprises *        272,880
                    12,002 Mirage Resorts, Inc.*              393,066
                                                         ------------
                                                              665,946
                                                         ------------
Manufacturing (Automated
Transaction Systems) (0.35%)
                     3,509 Diebold, Inc.                      185,977
                     2,877 Verifone, Inc. *                    77,679
                                                         ------------
                                                              263,656
                                                         ------------
Manufacturing (Divsified
Industries) (1.18%)
                     4,101 Ametek, Inc.                        72,280
                     8,500 Burlington Industries, Inc.*        94,563
                     4,342 CBI Industries, Inc.               135,145
                     1,700 Carlisle Companies                  69,913
                     6,866 Danaher Corp.                      212,846
                     3,836 Gencorp, Inc.                       40,278
                     2,912 Harsco Corp.                       153,608
                     2,162 Pentair, Inc.                      109,181
                                                         ------------
                                                              887,814
                                                         ------------
Manufacturing (Specialized
Industries) (3.48%)
                     3,312 Albany International
                             Corp. Class A                     68,724
                    12,167 American Power
                             Conversion Corp. *               124,712
                     2,900 Dentalsply International, Inc.     100,050
                     3,046 Donaldson, Inc.                     74,246
                     2,370 Duriron Co., Inc.                   63,398
                     5,330 Federal Signal Corp.               119,259
                     2,424 Goulds Pumps, Inc.                  57,570
                     1,953 Kaydon Corp.                        56,393
                     2,958 Kennametal, Inc.                    92,068
                     4,124 Keystone
                             International, Inc.               91,759
                     1,465 Lawson Products, Inc.               35,160
                     9,954 Leggett & Platt, Inc.              238,896
                     3,400 Modine Manufacturing Co.            93,500
                       959 NCH Corp.                           52,146
                     2,288 Nordson Corp.                      132,132
                     3,300 Scherer (R.P.) Corp.*              146,850
                     3,853 Stewart & Stevenson
                             Services, Inc.                    87,656
                     2,053 Teleflex, Inc.                      86,996
                    10,581 Thermo Electron Corp. *            486,726
                     4,707 Trinity Industries, Inc.           139,445
                     3,400 Watts Industries, Inc.
                             Class A                           70,125
                     4,459 York International Corp.           195,081
                                                         ------------
                                                            2,612,892
                                                         ------------
Medical Products & Supplies (1.16%)
                     3,300 Acuson Corp.*                       38,363
                     1,529 Advanced Technology
                             Laboratories, Inc.*               27,522
                     3,283 Beckman Instruments                108,749
                     1,835 Datascope Corp. *                   43,581
                     1,465 Diagnostic Products Corp.           54,205
                     1,835 Nellcor, Inc. *                    105,513
                     9,600 Revco D.S., Inc.*                  228,000
                         7 Sigma Aldrich Corp.                    333
                     5,789 Stryker Corp.                      261,229
                                                         ------------
                                                              867,495
                                                         ------------
Metals (Specialty) (0.35%)
                     5,400 Alumax, Inc.*                      159,300
                     1,835 Brush Wellman, Inc.                 30,736
                     1,918 Carpenter Technology Corp.          72,644
                                                         ------------
                                                              262,680
                                                         ------------
Miscellaneous (4.25%)
                     7,001 American Financial Group, Inc.     196,028
                     3,130 Arnold Industries, Inc.             50,862
                     5,900 Hospitality Franchise
                             Systems, Inc.*                   361,375
                     5,572 IBP, Inc.                          333,623
                     4,368 Kelly Services, Inc. Class A       109,746
                     3,420 Lancaster Colony Corp.             113,715
                     5,400 Litton Industries, Inc.            213,975
                     7,813 Mark IV Industries, Inc.           152,354
                     5,800 McKesson Corp.                     276,950
                     5,107 Paychex, Inc.                      221,516
                     3,112 Phillips-Van Heusen Corp.           31,509
                     3,382 Rayonier, Inc.                     126,825
                     5,754 Ruddick Corp.                       73,363
                     4,576 Sealed Air Corp.*                  120,692
                     9,765 Sensormatic
                             Electronics Corp.                208,727
                     6,513 Sotheby's Holdings, Inc.
                             Class A                           90,368
                     2,894 Symbol Technologies, Inc.*         100,928
                     2,500 Tecumseh Products Co.
                             Class A                          117,500
                     5,200 Vulcan Materials Co.               289,250
                                                         ------------
                                                            3,189,306
                                                         ------------
Office Equipment & Supplies (1.40%)
                     1,953 Cross (A.T.) Co. Class A            27,830
                     1,853 Ennis Business Forms, Inc.          26,405
                     3,653 Hon Industries, Inc.               101,371
                     2,794 Miller (Herman), Inc.               82,772
                    19,655 Office Depot, Inc. *               562,624
                     4,948 Reynolds & Reynolds Co.            176,272
                     3,283 Standard Register Co.               73,868
                                                         ------------
                                                            1,051,142
                                                         ------------
Oil & Gas (2.93%)
                     6,966 Anadarko Petroleum Corp.           302,150
                     7,042 Apache Corp.                       179,571
                     2,894 Atlanta Gas Light Co.              111,781
                     5,483 Brooklyn Union Gas Co.             137,760
                     3,283 Diamond Shamrock, Inc.              84,537
                     4,546 El Paso Natural Gas Co.            122,742
                     2,994 Freeport McMoran, Inc.             111,895
                     2,650 Indiana Energy, Inc.                55,981
                     3,418 Mapco, Inc.                        176,027
                     5,401 Murphy Oil Corp.                   204,563
                     6,007 Noble Affiliates, Inc.             148,673
                     4,000 Parker & Parsley
                             Petroleum Co.                     74,000
                     3,647 Quaker State Corp.                  47,867
                    11,797 Ranger Oil Ltd.                     67,833
                     4,324 Seagull Energy Corp.*               74,048
                     4,300 Tosco Corp.                        148,350
                     5,065 Valero Energy Corp.                119,661
                     3,871 Varco International, Inc.*          35,323
                                                         ------------
                                                            2,202,762
                                                         ------------
Oil & Gas Drilling (0.81%)
                     1,618 BJ Services Co.*                    38,023
                    21,745 Global Marine, Inc.*               141,343
                     9,854 Nabors Industries, Inc.*            84,991
                     6,513 Parker Drilling Co.*                34,193
                     4,542 Smith International, Inc.*          72,672
                     6,378 Tidewater, Inc.                    168,220
                     2,733 Weatherford Enterra, Inc.*          65,934
                                                         ------------
                                                              605,376
                                                         ------------
Paper/Forest Products/
Containers (2.08%)
                     4,542 Bowater, Inc.                      200,983
                     2,877 Chesapeake Corp. of Virginia        88,108
                     5,283 Consolidated Papers                302,452
                     1,835 Gibson Greetings, Inc.              25,461
                     4,983 Glatfelter P.H. Company             92,185
                     6,142 Longview Fiber Co.                  89,059
                    12,095 Sonoco Products                    299,351
                     3,386 Wausau Paper Mills Co.              82,957
                     6,513 Willamette Industries, Inc.        377,754
                                                         ------------
                                                            1,558,310
                                                         ------------
Pharmaceuticals(1.18%)
                     5,418 Carter-Wallace, Inc.                56,889
                     5,265 Forest Laboratories, Inc.*         217,839
                    15,366 IVAX Corp.                         349,577
                    13,935 Mylan Laboratories, Inc.           264,765
                                                         ------------
                                                              889,070
                                                         ------------
Pollution Control (0.06%)
                     3,712 Air & Water Technologies
                             Corp. Class A*                    18,560
                     8,700 Rollins Environmental
                             Services, Inc.*                   29,363
                                                         ------------
                                                               47,923
                                                         ------------
Publishing (Books) (0.12%)
                     1,682 Houghton Mifflin Co.                68,962
                     2,324 Western Publishing
                             Group, Inc.*                      19,028
                                                         ------------
                                                               87,990
                                                         ------------
Publishing (Newspapers) (0.99%)
                     4,576 Belo (A.H.) Corp. Class A          158,444
                     2,800 Lee Enterprises, Inc.              111,650
                     3,030 Media General, Inc. Class A         84,082
                     1,347 Washington Post                    390,630
                                                         ------------
                                                              744,806
                                                         ------------
Restaurants (0.62%)
                     8,465 Brinker International*             102,638
                     3,500 Buffets, Inc. *                     43,750
                     7,006 Cracker Barrel Old
                             Country Store                    119,102
                     2,812 International Dairy
                             Queen, Inc. Class A *             59,755
                     4,042 Morrison Restaurants, Inc.          63,156
                     2,912 NPC International, Inc.
                             Class A                           18,928
                     2,397 Sbarro, Inc.                        50,037
                     3,400 Sizzler International, Inc.         11,900
                                                         ------------
                                                              469,266
                                                         ------------
Retail Stores (Specialty) (3.15%)
                     2,400 Ann Taylor Stores Corp.*            26,400
                     6,016 CML Group, Inc.                     34,592
                     2,306 Claire's Stores, Inc.               45,255
                       511 Dave & Busters, Inc.*                7,665
                     8,801 Dollar General Corp.               215,624
                     3,247 Duty Free International, Inc.       46,270
                     2,559 Edison Brothers Stores, Inc.         9,276
                     6,748 Family Dollar Stores, Inc.         102,907
                     5,572 Fingerhut Companies                 75,919
                     2,424 Hancock Fabrics, Inc.               21,210
                     5,769 Heilig-Meyers Co.                  106,005
                    11,090 Home Shopping Network, Inc.*        90,106
                     4,500 Kohl's Corp.*                      204,188
                     4,142 Lands End, Inc.*                    62,130
                     3,100 MacFrugual's Bargains, Inc.*        36,812
                     5,000 Nine West Group, Inc.*             222,500
                     9,000 Perrigo Co.*                       110,250
                    11,814 Service Merchandise, Inc.*          63,500
                    18,326 Shaw Industries, Inc.              233,656
                    10,950 Staples, Inc.*                     291,544
                     3,400 Superior Industries
                             International, Inc.               95,625
                     1,718 Tiffany & Co.                       74,948
                     5,083 Vons Companies, Inc. *             128,981
                     3,871 Waban, Inc. *                       60,484
                                                         ------------
                                                            2,365,847
                                                         ------------
Telecommunications
(Long Distance)(0.96%)
                    22,184 WorldCom, Inc.*                    723,753
                                                         ------------
Textile Speciality (0.58%)
                     8,990 Fruit of the Loom,
                             Inc.  Class A *                  156,201
                     8,376 Unifi, Inc.                        188,460
                     3,853 Wellman, Inc.                       90,545
                                                         ------------
                                                              435,206
                                                         ------------

Waste Management (0.03%)
                     3,483 Applied Bioscience
                             International, Inc.*              22,204
                        37 Laidlaw, Inc. Class B                  333
                                                         ------------
                                                               22,537
                                                         ------------
Total Industrial                                           45,010,894
              ------------
TRANSPORTATION(1.41%)
Airfreight (0.07%)
                     2,306 Airborne Freight Corp.              60,531
                                                         ------------
Airlines (0.16%)
                     1,565 Alaska Air Group, Inc.              23,279
                     3,906 Atlantic Southeast Airlines         96,673
                                                         ------------
                                                              119,952
                                                         ------------
Railroads (0.57%)
                     4,974 Illinois Central Corp.             190,255
                     5,048 Kansas City Southern
                             Industries Co.                   235,363
                                                         ------------
                                                              425,618
                                                         ------------
Shipping (0.37%)
                     5,454 Alexander & Baldwin, Inc.          125,442
                     3,330 American
                             President Cos., Ltd.              80,753
                     4,253 Overseas Shipholding Group          72,301
                                                         ------------
                                                              278,496
                                                         ------------
Transportation(Miscellaneous) (0.24%)
                     2,288 GATX Corp.                         108,680
                     4,400 Hunt (J.B.) Transport
                             Services, Inc.                    68,200
                                                         ------------
                                                              176,880
                                                         ------------
Total Transportation                                        1,061,477
                                                         ------------
UTILITIES (12.26%)
Electric Utilities(10.06%)
                     9,810 AES Corp.                          193,748
                    15,597 Allegheny Power System, Inc.       411,371
                     6,360 Atlantic Energy, Inc.              123,225
                     1,673 Black Hills Corp.                   42,034
                    10,225 CMS Energy Corp.                   282,466
                     6,200 California Energy Co.              112,375
                     2,659 Central Louisiana Electric Co.      71,461
                     3,936 Central Maine Power Co.             54,612
                     7,048 Delmarva Power & Light Co.         155,056
                    12,467 Florida Progress Corp.             412,969
                     3,230 Hawaiian Electric
                             Industries, Inc.                 125,970
                     4,342 Idaho Power Co.                    120,491
                     9,037 Illinova Corp.                     256,425
                     4,359 Ipalco Enterprises, Inc.           160,738
                     7,354 Kansas City Power &
                             Light Co.                        182,931
                     3,853 L G & E Energy Corp.               159,899
                     4,998 MidAmerican Energy Co.              79,968
                     3,600 Minnesota Power & Light Co.        103,050
                     6,342 Montana Power Co.                  144,280
                     7,643 NIPSCO Industries, Inc.            278,969
                     5,195 Nevada Power Co.                   113,641
                     7,525 New England
                             Electric Systems                 293,475
                     8,513 New York State Electric &
                             Gas Corp.                        214,953
                    16,421 Northeast Utilities, Inc.          406,420
                     4,830 Oklahoma Gas & Electric Co.        193,200
                    11,467 Pinnacle West Capital Corp.        315,342
                     5,972 Portland General Corp.             161,991
                    15,632 Potomac Electric Power Co.         390,800
                     7,319 Public Service Co. Colorado        249,761
                     5,048 Public Service Co.
                             New Mexico                        84,554
                     7,554 Puget Sound Power & Light          171,854
                    11,002 Scana Corp.                        279,176
                     4,930 Southwestern Public
                             Service Co.                      162,074
                    15,304 Teco Energy, Inc.                  361,557
                     5,330 Utilicorp United, Inc.             153,904
                     3,500 WPL Holdings, Inc.                 106,750
                    14,294 Wisconsin Energy Corp.             421,673
                                                         ------------
                                                            7,553,163
                                                         ------------
Gas Utilities (0.73%)
                     8,500 MCN Corp.                          184,875
                     4,442 National Fuel & Gas Co.            132,150
                     4,795 Questar Corp.                      144,449
                     4,712 Washington Gas Light Corp.          90,117
                                                         ------------
                                                              551,591
                                                         ------------
Telephone Companies (Local)  (1.47%)
                     6,198 Century Telephone
                             Enterprises, Inc.                179,742
                    12,142 Frontier Corp.                     327,834
                     3,970 Lincoln
                             Telecommunications Co.            68,482
                     7,590 Southern New England
                             Telecom                          274,189
                     6,318 Telephone & Data
                             Systems, Inc.                    252,720
                                                         ------------
                                                            1,102,967
                                                         ------------
Total Utilities                                             9,207,721
                                                         ------------
FINANCIAL (15.82%)
Banks (8.18%)
                     4,974 Bancorp Hawaii, Inc.               166,629
                     4,577 Central Fidelity Banks, Inc.       141,887
                     5,301 City National Corp.                 70,238
                    15,471 Comerica, Inc.                     520,212
                     4,342 Crestar Financial Corp.            247,494
                     3,800 Dauphin Deposit Corp.              110,200
                     7,419 Fifth Third Bancorp                498,928
                     8,248 First American Bank Corp.          351,571
                    17,632 First Bank System, Inc.            877,192
                     5,668 First Security Corp.               185,627
                     3,883 First Tennessee
                             National Corp.                   207,740
                     3,953 First Virginia Banks, Inc.         161,579
                    11,407 Marshall & Ilsley Corp.            276,620
                     4,815 Merchantile
                             Bancorporation, Inc              211,860
                     5,427 Mercantile Bankshares Corp.        149,243
                     6,848 Meridian Bancorp, Inc.             292,752
                     6,386 Northern Trust Corp.               304,931
                     4,859 Regions Financial Corp.            193,753
                     9,555 Southtrust Corp.                   240,069
                    10,819 State Street Boston Corp.          420,589
                     6,442 UJB Financial Corp.                205,339
                     4,253 West One Bancorp                   180,753
                     4,359 Wilmington Trust Corp.             128,590
                                                         ------------
                                                            6,143,796
                                                         ------------
Brokerage (1.31%)
                     8,031 Edwards (A.G.), Inc.               204,790
                    14,400 PaineWebber Group, Inc.            316,800
                    20,198 Schwab (Charles) Corp.             462,029
                                                         ------------
                                                              983,619
                                                         ------------
Financial Miscellaneous (0.95%)
                       126 Everen Capital Corp.
                             Exch. Per. Series A                2,725
                    19,400 Green Tree Financial Corp.         516,525
                     3,953 Kemper Corp.                       191,720
                                                         ------------
                                                              710,970
                                                         ------------
Insurance (3.34%)
                    13,089 AFLAC, Inc.                        533,377
                    13,514 Aon Corp.                          555,763
                    10,237 Equifax, Inc.                      399,243
                     2,406 Hartford Steam Boiler
                             Inspection & Insurance
                             Corp.                            112,180
                     4,500 Healthsource, Inc.*                238,500
                     8,366 Progressive Corp.                  347,189
                     5,318 Provident Life &
                             Accident Insurance Co.
                             Class B                          142,256
                     2,677 Transatlantic Holdings, Inc.       180,363
                                                         ------------
                                                            2,508,871
                                                         ------------
Investment Banking (1.39%)
                    15,517 Bear Stearns Co.                   308,400
                     8,419 Morgan Stanley Group, Inc.         732,453
                                                         ------------
                                                            1,040,853
                                                         ------------
Investment Management (0.65%)
                     9,661 Franklin Resources, Inc.           490,296
                                                         ------------
Total Financial                                            11,878,405
                                                         ------------
Total Common Stock
        (cost $56,911,772)                                 67,158,497
                                                         ------------

Principal                                                       Value
 Amount                                                      (Note 1)
----------                                                  ---------
SHORT-TERM INVESTMENTS (9.81%)
Repurchase Agreement (8.48%)(b)
$6,371,000 CS First Boston Corp.
         5.82%; 11/1/95
         (cost $6,371,000;
          maturity value $6,372,030)                       $6,371,000
United States Treasury Bill (1.33%)(c)
 1,000,000 5.29%; 11/30/95
         (cost $995,743)                                      995,743
                                                         ------------
Total Short-term Investments
         (cost $7,366,743)                                  7,366,743
                                                         ------------
Total Investments (cost $64,278,515)
         (99.25%)(a)                                       74,525,240
Other Assets Less Liabilities (0.75%)                         561,055
                                                         ------------
Net Assets (100.00%)                                      $75,086,295
                                                          ===========

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $64,278,515. At October 31, 1995 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

   Gross unrealized appreciation                          $12,339,921
	   Gross unrealized depreciation                          (2,093,196)
                                                         ------------
Net unrealized appreciation                               $10,246,725
                                                         ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $6,505,182, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1995, the market value of $995,743 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1995:
(Contracts-$500 times premium/delivery
month/commitment)
                                               Unrealized
                                             Depreciation
                                           --------------

S&P MidCap 400 Stock Index:
72/Dec/Buy                                     $(270,000)
                                               ==========

See accompanying notes to financial statements



Rightime                                                                          Statements of
Family of Funds                                                          Assets and Liabilities
-----------------------------------------------------------------------------------------------
                                                                    The Rightime
                                                                      Government   The Rightime
                                                     The Rightime     Securities    Blue Chip
                                                         Fund           Fund          Fund
                                                     ------------    -----------   ------------
ASSETS
Investments in securities, at market value
  (Identified cost $129,534,577, $17,627,278
  and $205,678,913, respectively) (Note 1)           $159,108,161    $18,657,356   $250,096,255
Cash                                                          797            103        299,758
Receivables:
Dividends and interest                                     12,443        253,871        372,796
Fund shares sold                                          119,728          9,276        230,196
Variation margin                                               --          4,219             --
Prepaid expenses and other assets                          37,527          6,959         59,767
                                                     ------------    -----------   ------------
Total assets                                          159,278,656     18,931,784    251,058,772
                                                     ------------    -----------   ------------

LIABILITIES
Payables:
Fund shares repurchased                                   216,335        297,127        911,764
Investment securities purchased                                --             --        345,220
Variation margin                                           33,250             --         15,500
Accrued expenses                                           54,460             --        154,428
Other liabilities                                           8,572          1,798         12,589
                                                     ------------    -----------   ------------
Total liabilities                                         312,617        298,925      1,439,501
                                                     ------------    -----------   ------------
NET ASSETS (applicable to 4,233,065; 1,426,333
  and 7,600,332 outstanding shares,
  respectively) (Note 4)                             $158,966,039    $18,632,859   $249,619,271
                                                     ============    ===========   ============
Net asset value and redemption price per share             $37.55         $13.06         $32.84
                                                           ======         ======         ======
Maximum offering price per share                           $37.55       $13.71(1)     $34.48(1)
                                                           ======       ========      =========

NET ASSETS
At October 31, 1995 net assets consisted of:
Paid-in capital                                      $125,419,424    $23,740,449   $196,065,834
Undistributed net investment income                            --        127,351      2,064,369
Undistributed net realized gains (losses)
on investments                                          3,903,031    (6,276,363)      7,031,726
Net unrealized appreciation of investments             29,573,584      1,030,078     44,417,342
  Net unrealized appreciation of futures contracts         70,000         11,344         40,000
                                                    -------------    -----------   ------------
                                                     $158,966,039    $18,632,859   $249,619,271
                                                     ============    ===========   ============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.
See accompanying notes to financial statements


Statement of Assets and Liabilities (cont.)

October 31, 1995
-----------------------------------------------------------------------------------------------
                                                     The Rightime
                                                        Social                     The Rightime
                                                      Awareness                      MidCap
                                                        Fund                          Fund
                                                     ------------                   -----------
ASSETS
Investments in securities, at market value
  (Identified cost $6,258,705 and
  $64,278,515 respectively) (Note 1)                   $7,358,548                   $74,525,240
Cash                                                          360                         2,658
Receivables:
Dividends and interest                                      5,886                        72,502
Fund shares sold                                           26,620                        56,433
Investment securities sold                                     --                       738,950
Prepaid expenses and other assets                           1,775                        18,067
Deferred organization costs                                    --                         7,354
                                                       ----------                   -----------
Total assets                                            7,393,189                    75,421,204
                                                       ----------                   -----------

LIABILITIES
Payables:
Fund shares repurchased                                     3,510                       288,287
Variation margin                                            1,550                        25,200
Accrued expenses                                            9,669                        19,152
Other liabilities                                             397                         2,270
                                                       ----------                   -----------
Total liabilities                                          15,126                       334,909
                                                       ----------                   -----------
NET ASSETS (applicable to 227,939 and 2,278,756
  outstanding shares, respectively) (Note 4)           $7,378,063                   $75,086,295
                                                       ==========                   ===========
Net asset value and redemption price per share             $32.37                        $32.95
                                                           ======                        ======
Maximum offering price per share                        $33.98(1)                     $34.59(1)
                                                        =========                     =========

NET ASSETS
At October 31, 1995 net assets consisted of:
Paid-in capital                                        $6,150,224                   $62,175,341
Undistributed net investment income                            --                       295,852
Undistributed net realized gains
  on investments                                          127,621                     2,638,377
Net unrealized appreciation of investments              1,099,843                    10,246,725
Net unrealized appreciation (depreciation)
  of futures contracts                                        375                     (270,000)
                                                       ----------                   -----------
                                                       $7,378,063                   $75,086,295
                                                       ==========                   ===========

 (1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.
See accompanying notes to financial statements




Rightime
Family of Funds                                         Statements of Operations
--------------------------------------------------------------------------------
                                                     The Rightime
                                                       Government   The Rightime
                                      The Rightime     Securities      Blue Chip
                                          Fund           Fund           Fund
                                      ------------   ------------   ------------
INVESTMENT INCOME
Income
Dividends                              $   840,027    $        --    $ 4,588,021
Interest                                 2,450,799      1,645,873      3,092,258
                                       -----------    -----------    -----------
Total income                             3,290,826      1,645,873      7,680,279
                                       -----------    -----------    -----------

EXPENSES
Administrative services
  (Note 2)                               1,420,341        171,709      1,977,601
Investment advisory fees
  (Note 2)                                 747,548         91,578      1,163,294
Distribution costs -- 12b-1
  (Notes 2 and 3)                          747,548             --        581,647
Distribution costs --
  service charge (Notes 2 and 3)           373,774         57,236        581,647
Transfer agent fees (Note 2)               198,946         56,637        365,625
Accounting services (Note 2)                55,708         24,034         68,509
Legal and audit fees                        31,808          7,593         58,208
Custody fees                                18,437          4,850         49,450
Franchise taxes                             17,572          2,064         33,392
Reports to shareholders                     18,688          2,551         36,270
Registration fees                            9,965          8,712         11,932
Insurance                                   22,970          3,176         45,658
Directors fees                              11,682          1,575         23,016
Miscellaneous                               22,285          3,281         42,835
                                       ----------     ----------     -----------
Total expenses                           3,697,272        434,996      5,039,084
                                       -----------    -----------    -----------
Net investment income (loss)             (406,446)      1,210,877      2,641,195
                                       -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain from
  security transactions                    615,857      1,255,938      4,771,678
Capital gain distributions
  from regulated investment
  companies                              1,472,323             --             --
Net realized gain (loss)
  on futures contracts                   2,701,095    (2,616,264)      2,009,198
Increase in unrealized
  appreciation of investments           26,783,886      2,240,062     37,365,574
Increase (decrease) in unrealized
  appreciation of
futures contracts                          195,550      (772,625)        290,850
                                       -----------    -----------    -----------
Net gain on investments                 31,768,711        107,111     44,437,300
                                       -----------    -----------    -----------
Net increase in net assets
  resulting from operations            $31,362,265    $ 1,317,988    $47,078,495
                                       ===========    ===========    ===========

See accompanying notes to financial statements


Statements of Operations (cont.)

For The Year Ended October 31, 1995
--------------------------------------------------------------------------------
                                                     The Rightime   The Rightime
                                                  Social Awareness    MidCap
                                                        Fund           Fund
                                                  ----------------  ------------
INVESTMENT INCOME
Income
Dividends                                              $   78,597    $   960,843
Interest                                                  137,372      1,186,465
                                                       ----------    -----------
Total income                                              215,969      2,147,308
                                                       ----------    -----------

EXPENSES
Administrative services (Note 2)                           59,804        602,112
Investment advisory fees (Note 2)                          35,179        354,183
Distribution costs -- 12b-1 (Notes 2 and 3)                17,590        177,092
Distribution costs -- service charge
  (Notes 2 and 3)                                          17,590        177,092
Transfer agent fees (Note 2)                               13,799        110,119
Accounting services (Note 2)                               13,270         42,976
Legal and audit fees                                        8,774         14,048
Custody fees                                                6,495         18,432
Franchise taxes                                             1,276          7,084
Reports to shareholders                                     1,247          8,072
Registration fees                                          12,412          7,757
Insurance                                                   1,508          9,934
Directors fees                                                762          5,177
Organization costs                                          2,155          6,778
Miscellaneous                                               1,610          9,806
                                                       ----------    -----------
Total expenses                                            193,471      1,550,662
                                                       ----------    -----------
Net investment income                                      22,498        596,646
                                                       ----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain from security transactions              219,958      1,342,029
Net realized gain on futures contracts                     88,781      1,296,140
Increase in unrealized appreciation
  of investments                                        1,099,843     10,106,255
Increase (decrease) in unrealized
  appreciation of futures contracts                           375      (275,150)
                                                       ----------    -----------
Net gain on investments                                 1,408,957     12,469,274
                                                       ----------    -----------
Net increase in net assets resulting
  from operations                                      $1,431,455    $13,065,920
                                                       ==========    ===========

See accompanying notes to financial statements




Rightime                                                                                   Statements of
Family of Funds                                                                    Changes in Net Assets
--------------------------------------------------------------------------------------------------------
                                             The Rightime                       The Rightime
                                                  Fund                    Government Securities Fund
----------------------------------------------------------------- --------------------------------------
                                    For Year Ended    For Year Ended    For Year Ended    For Year Ended
                                       October 31,       October 31,       October 31,       October 31,
                                              1995              1994              1995              1994
                                    --------------------------------------------------------------------
OPERATIONS
Net investment income (loss)          $  (406,446)      $  1,232,709       $ 1,210,877       $ 1,351,901
Net realized gain (loss) from
  security transactions                    615,857        15,109,666         1,255,938       (3,289,225)
Capital gain distributions
  from regulated
  investment companies                   1,472,323         4,994,358                --                --
Net realized gain (loss)
  on futures contracts                   2,701,095         (431,548)       (2,616,264)         1,125,596
Net increase (decrease)
  in unrealized appreciation
  of investments                        26,783,886      (21,382,441)         2,240,062       (1,702,953)
Net increase (decrease)
  in unrealized appreciation
  of futures contracts                     195,550         (467,600)         (772,625)           761,594
                                      ------------      ------------       -----------       -----------
Net increase (decrease)
  in net assets resulting
  from operations                       31,362,265         (944,856)         1,317,988       (1,753,087)
Undistributed investment income
  included in price of shares
  sold and repurchased                          --                --          (50,176)          (27,216)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
  from net realized
  gains on investments                (19,759,638)       (7,739,951)                --                --
Distributions from net
  investment income                    (1,232,709)                --       (1,105,663)       (1,419,928)

CAPITAL SHARE TRANSACTIONS
Increase (decrease)
  in net assets
  resulting from capital share
  transactions (Note 4)                  (611,445)      (14,286,214)       (7,275,667)       (4,988,200)
                                      ------------      ------------       -----------       -----------
Total increase (decrease)                9,758,473      (22,971,021)       (7,113,518)       (8,188,431)

NET ASSETS
Beginning of year                      149,207,566       172,178,587        25,746,377        33,934,808
                                      ------------      ------------       -----------       -----------
End of year *                         $158,966,039      $149,207,566       $18,632,859       $25,746,377
                                      ------------      ------------       -----------       -----------
*Including undistributed net
  investment income of:                         --      $  1,232,709       $   127,351       $    72,313
                                      ============      ============       ===========       ===========


Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------
                                             The Rightime
                                             Blue Chip Fund
--------------------------------------------------------------------
                                    For Year Ended    For Year Ended
                                       October 31,       October 31,
                                              1995              1994
                                 -----------------------------------
OPERATIONS
Net investment income (loss)          $  2,641,195      $  2,556,741
Net realized gain (loss) from
  security transactions                  4,771,678        38,586,635
Capital gain distributions
  from regulated
  investment companies                          --                --
Net realized gain (loss)
  on futures contracts                   2,009,198           986,254
Net increase (decrease)
  in unrealized appreciation
  of investments                        37,365,574      (39,442,738)
Net increase (decrease)
  in unrealized appreciation
  of futures contracts                     290,850         (356,725)
                                      ------------      ------------
Net increase (decrease)
  in net assets resulting
  from operations                       47,078,495         2,330,167
Undistributed investment income
  included in price of shares
  sold and repurchased                          --                --

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
  from net realized
  gains on investments                (38,462,845)       (1,201,643)
Distributions from net
  investment income                    (3,055,769)       (1,502,206)

CAPITAL SHARE TRANSACTIONS
Increase (decrease)
  in net assets
  resulting from capital share
  transactions (Note 4)                 22,377,451       (1,632,213)
                                      ------------      ------------
Total increase (decrease)               27,937,332       (2,005,895)

NET ASSETS
Beginning of year                      221,681,939       223,687,834
                                      ------------      ------------
End of year *                         $249,619,271      $221,681,939
                                      ------------      ------------
*Including undistributed net
  investment income of:               $  2,064,369      $  2,409,491
                                      ============      ============

See accompanying notes to financial statements


Statements of Changes in Net Assets (cont.)

---------------------------------------------------------------------------------------------------------------
                                                The Rightime                        The Rightime
                                            Social Awareness Fund                    MidCap Fund
---------------------------------------------------------------------------------------------------------------
                                    For Year Ended      For Year Ended      For Year Ended      For Year Ended
                                   October 31, 1995    October 31, 1994    October 31, 1995    October 31, 1994
                                  -----------------------------------------------------------------------------
OPERATIONS
Net investment income                  $    22,498         $    88,443         $   596,646          $   736,566
Net realized gain (loss)
  from security transactions               219,958           (155,052)           1,342,029            2,116,190
Net realized gain (loss) on
  futures contracts                         88,781                 802           1,296,140            (760,593)
Net increase (decrease) in
  unrealized appreciation
  of investments                         1,099,843            (89,202)          10,106,255          (2,872,585)
Net increase (decrease) in
  unrealized appreciation
  of futures contracts                         375             (6,175)           (275,150)             (38,650)
                                       -----------         -----------         -----------          -----------
Net increase (decrease) in
  net assets resulting from
  operations                             1,431,455           (161,184)          13,065,920            (819,072)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized
  gains on investments                          --           (638,728)         (1,242,938)          (4,451,405)
Distributions from net investment
  income                                 (121,786)                  --         (1,037,360)                   --

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net
  assets resulting from capital
  share transactions (Note 4)          (1,153,378)         (2,534,822)           (951,411)            8,398,091
                                       -----------         -----------         -----------          -----------
Total increase (decrease)                  156,291         (3,334,734)           9,834,211            3,127,614

NET ASSETS
Beginning of year                        7,221,772          10,556,506          65,252,084           62,124,470
                                       -----------         -----------         -----------          -----------
End of year*                            $7,378,063         $ 7,221,772         $75,086,295          $65,252,084
                                       ===========         ===========         ===========          ===========
*Including undistributed
  net investment income of:                     --         $    88,443         $   295,852          $   736,566
                                       ===========         ===========         ===========          ===========

See accompanying notes to financial statements




Rightime                                                                                   Financial
Family of Funds                                                                           Highlights
                                                     (For a Share Outstanding Throughout the Period)
----------------------------------------------------------------------------------------------------
                                                Net
                                              Realized                Distri-    Distri-
                          Net                   and                   butions    butions
                         Asset       Net     Unrealized                 from       from
                         Value    Investment    Gain        Total       Net      Realized     Total
                       Beginning    Income   (Loss) on       From    Investment  Capital     Distri-
                       of Period    (Loss)  Investments   Operations   Income     Gains      butions
----------------------------------------------------------------------------------------------------
The Rightime
Fund
1995                    $35.50    $(0.10)       $7.21       $7.11    $(0.30)     $(4.76)     $(5.06)
1994                     37.42       0.29      (0.49)      (0.20)         --      (1.72)      (1.72)
1993                     34.70     (0.32)        5.47        5.15     (0.05)      (2.38)      (2.43)
1992                     37.33       0.06        2.16        2.22     (0.17)      (4.68)      (4.85)
1991                     31.82       0.16        7.43        7.59     (0.61)      (1.47)      (2.08)
----------------------------------------------------------------------------------------------------
The Rightime
Government
Securities
Fund
1995                    $12.93      $0.68       $0.08       $0.76    $(0.63)        $ --     $(0.63)
1994                     14.31       0.61      (1.34)      (0.73)     (0.65)          --      (0.65)
1993                     13.16       0.66        1.21        1.87     (0.72)          --      (0.72)
1992                     12.86       0.71        0.19        0.90     (0.60)          --      (0.60)
1991                     12.63       0.82        0.17        0.99     (0.76)          --      (0.76)
----------------------------------------------------------------------------------------------------
The Rightime
Blue Chip
Fund
1995                    $33.08      $0.35       $5.66       $6.01    $(0.46)     $(5.79)     $(6.25)
1994                     33.14       0.39      (0.04)        0.35     (0.23)      (0.18)      (0.41)
1993                     29.70       0.26        3.41        3.67     (0.23)          --      (0.23)
1992                     28.22       0.25        1.55        1.80     (0.32)          --      (0.32)
1991                     26.23       0.32        4.53        4.85     (0.55)      (2.31)      (2.86)
----------------------------------------------------------------------------------------------------
The Rightime
Social
Awareness
Fund
1995                    $26.84      $0.08       $5.91       $5.99    $(0.46)        $ --     $(0.46)
1994                     29.07       0.33      (0.72)      (0.39)         --      (1.84)      (1.84)
1993                     29.64     (0.02)        1.76        1.74     (0.04)      (2.27)      (2.31)
1992                     25.56       0.12        4.30        4.42     (0.23)      (0.11)      (0.34)
1991                     22.29       0.16        3.51        3.67     (0.40)          --      (0.40)
----------------------------------------------------------------------------------------------------
The Rightime
MidCap Fund
1995                    $28.44      $0.26       $5.25       $5.51    $(0.45)     $(0.55)     $(1.00)
1994                     31.07       0.32      (0.78)      (0.46)         --      (2.17)      (2.17)
1993                     27.08     (0.03)        4.80        4.77     (0.05)      (0.73)      (0.78)
1992 (1)                 25.00       0.03        2.07        2.10     (0.02)          --      (0.02)
----------------------------------------------------------------------------------------------------

(caption)

Financial Highlights (cont.)

----------------------------------------------


                          Net
                         Asset
                         Value
                          End          Total
                       of Period     Return(2)
----------------------------------------------
The Rightime
Fund
1995                    $37.55         23.38%
1994                     35.50         (0.48)
1993                     37.42          15.52
1992                     34.70           6.15
1991                     37.33          25.21
---------------------------------------------
The Rightime
Government
Securities
Fund
1995                    $13.06         6.00%
1994                     12.93        (5.15)
1993                     14.31         14.60
1992                     13.16          7.20
1991                     12.86          8.14
--------------------------------------------
The Rightime
Blue Chip
Fund
1995                    $32.84        22.31%
1994                     33.08          1.06
1993                     33.14         12.41
1992                     29.70          6.41
1991                     28.22         20.27
--------------------------------------------
The Rightime
Social
Awareness
Fund
1995                    $32.37        22.70%
1994                     26.84        (1.27)
1993                     29.07          5.82
1992                     29.64         17.43
1991                     25.56         16.69
--------------------------------------------
The Rightime
MidCap Fund
1995                    $32.95        20.07%
1994                     28.44        (1.38)
1993                     31.07         17.93
1992 (1)27.08             8.40
--------------------------------------------

(1) Inception of fund was November 11, 1991
(2) Excludes sales charge

See accompanying notes to financial statements


Financial Highlights (cont.)

October 31, 1995
-------------------------------------------------------------------------------------------------
                                            RATIOS
-------------------------------------------------------------------------------------------------
                                                                      Net Investment
                                        Net Assets       Expenses to   Income (Loss)
                                          At The           Average     To Average       Portfolio
                                      End Of Period       Net Assets   Net Assets        Turnover
-------------------------------------------------------------------------------------------------
The Rightime Fund
1995                                  $158,966,039          2.47%        (0.27%)          9.45%
1994                                   149,207,566           2.51           0.78          11.50
1993                                   172,178,587           2.52         (0.83)           1.86
1992                                   170,955,840           2.56           0.15          72.63
1991                                   162,972,329           2.67           0.45         136.19
-------------------------------------------------------------------------------------------------
The Rightime Government Securities Fund
1995                                   $18,632,859          1.90%          5.29%         77.98%
1994                                    25,746,377           1.90           4.62         216.70
1993                                    33,934,808           1.98           4.72         120.80
1992                                    30,312,806           2.03           5.53         126.25
1991                                    42,234,866           1.82           5.55         309.57
-------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1995                                  $249,619,271          2.17%          1.13%         17.52%
1994                                   221,681,939           2.22           1.16           0.98
1993                                   223,687,834           2.16           0.72           1.97
1992                                   211,481,090           2.25           0.87             --
1991                                   187,307,234           2.27           1.30          34.07
-------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1995                                    $7,378,063          2.75%          0.32%         36.49%
1994                                     7,221,772           2.56           1.04          54.85
1993                                    10,556,506           2.40         (0.19)         238.52
1992                                     6,525,545           2.49           0.45         276.62
1991                                     5,770,249           2.88           0.63         247.22
-------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1995                                   $75,086,295          2.19%          0.84%         24.67%
1994                                    65,252,084           2.28           1.14           0.75
1993                                    62,124,470           2.28         (0.19)          38.79
1992(1)                                 31,311,779          2.34*          0.17*          35.10
-------------------------------------------------------------------------------------------------

*Annualized

(1) Inception of fund was November 11, 1991

See accompanying notes to financial statements



                                                        October 31, 1995

Family of Funds                            Notes to Financial Statements
------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984. The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION
The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS
Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Rightime Government Securities Fund may purchase or sell future contracts which are based on government securities, including any index of government securities in order to protect itself against the adverse effects of fluctuations in interest rates. Risks of entering into these future contracts include the possibility that there may be an illiquid market and that if the advisor's investment judgement about the general direction of interest rates is incorrect the fund's overall performance may be poorer than if it had not entered into any such contracts.The other four Rightime Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES
No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

At October 31, 1995, The Rightime Government Securities Fund had approximately $6,265,000 in capital loss carryovers available to offset future capital gains if any, which expire from 1998 to 2003.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER
Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and futures transactions.

DEFERRED ORGANIZATION EXPENSE
All of the Funds' expenses in connection with its organization and the public offering of its shares of common stock have been paid by the Funds. Such expenses have been deferred and are being amortized as charges against net investment income over a period of five years. Pension plans affiliated with the Funds' Investment Advisor and the Funds' Distributor, have purchased shares to provide each Fund's initial capital. Any such shares redeemed before amortization of the Fund's organizational expenses has been completed would be subject to a charge for a proportional share of such unamortized expenses. To avoid imposing such charges on those shares, the Advisor and Distributor have agreed to bear, in lieu of a reduction of the redemption proceeds, any charges assessed against the shares owned by the respective plan. To avoid creating a borrowing by such persons from the Fund, any such payments which may be required will be paid or offset contemporaneously with the redemption of the shares. Investors purchasing shares of a Fund bear such expenses only as they are amortized against the Fund's investment income.

EQUALIZATION
The Rightime Government Securities Fund follows the accounting practice of "equalization" whereby part of the proceeds from the capital share transactions, equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH
AFFILIATES
The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                              Advisory   Administration   Distribution
                                   Fee            Fee          Costs
                            ----------   --------------   ------------
The Rightime Fund                 .50%             .95%           .75%
The Rightime
Government
Securities Fund                   .40%             .75%           .25%
The Rightime
Blue Chip Fund                    .50%             .85%           .50%
The Rightime Social
Awareness Fund                    .50%             .85%           .50%
The Rightime
MidCap Fund                       .50%             .85%           .50%

During the year ended October 31, 1995, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Government
Securities Fund                           $ 51,787
The Rightime Blue Chip Fund               $776,869
The Rightime Social Awareness Fund        $ 25,058
The Rightime MidCap Fund                  $237,675

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $626,303 and $204,497, respectively. During the year ended October 31, 1995, Lincoln Investment Planning, Inc. waived fees of $11,042 and $12,639, respectively, for transfer agent and accounting services provided to the Rightime Social Awareness Fund.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS
The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of .25% of the Funds' average daily net assets.


NOTE 4 - CAPITAL SHARES
The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other four Funds. Transactions in capital stock were as follows
-----------------------------------------------------------------------------------------------
                                                           The Rightime Fund
-----------------------------------------------------------------------------------------------
                                                    1995                         1994
-----------------------------------------------------------------------------------------------
                                            Shares          Value         Shares          Value
                                      ------------   ------------   ------------   ------------
Shares sold                                409,374    $13,557,231        270,145   $  9,637,289
Shares issued in reinvestment
   of distributions                        685,260     20,831,897        219,163      7,686,035
                                      ------------   ------------   ------------   ------------
                                         1,094,634     34,389,128        489,308     17,323,324
Shares redeemed                        (1,064,345)   (35,000,573)      (887,241)   (31,609,538)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                     30,289   $  (611,445)      (397,933)  $(14,286,214)
                                      ============   ============   ============   ============


Note 4 - Capital Shares (cont.)

-----------------------------------------------------------------------------------------------
                                               The Rightime Government Securities Fund
-----------------------------------------------------------------------------------------------
                                                    1995                         1994
-----------------------------------------------------------------------------------------------
                                            Shares          Value         Shares          Value
                                      ------------   ------------   ------------   ------------

Shares sold                                153,514   $  1,974,518        207,047    $ 2,747,001
Shares issued in reinvestment
   of distributions                         79,761      1,029,755         99,442      1,320,622
                                      ------------   ------------   ------------   ------------
                                           233,275      3,004,273        306,489      4,067,623
Shares redeemed                          (798,905)   (10,279,940)      (686,316)    (9,055,823)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                  (565,630)  $ (7,275,667)      (379,827)   $(4,988,200)
                                      ============   ============   ============   ============


Note 4 - Capital Shares (cont.)

                                                     The Rightime Blue Chip Fund
-----------------------------------------------------------------------------------------------
                                                    1995                         1994
-----------------------------------------------------------------------------------------------
                                            Shares          Value         Shares          Value
                                      ------------   ------------   ------------   ------------
Shares sold                                940,978   $ 27,663,228        726,120   $ 23,828,972
Shares issued in reinvestment
   of distributions                      1,532,344     41,281,332         82,596      2,687,658
Shares issued in exchange for
   Rightime Growth Fund
   shares                                       --             --        599,844     19,680,895
                                      ------------   ------------   ------------   ------------
                                         2,473,322     68,944,560      1,408,560     46,197,525
Shares redeemed                        (1,573,784)   (46,567,109)    (1,458,546)   (47,829,738)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                    899,538   $ 22,377,451       (49,986)  $ (1,632,213)
                                      ============   ============   ============   ============


Note 4 - Capital Shares (cont.)

                                                 The Rightime Social Awareness Fund
-----------------------------------------------------------------------------------------------
                                                    1995                         1994
-----------------------------------------------------------------------------------------------
                                            Shares          Value         Shares          Value
                                      ------------   ------------   ------------   ------------

Shares sold                                 28,167   $    796,038         43,935     $1,183,287
Shares issued in reinvestment
   of distributions                          4,339        114,769         23,806        631,801
Shares issued in exchange for
   Rightime Growth Fund
   shares                                       --             --             --             --
                                      ------------   ------------   ------------   ------------
                                            32,506        910,807         67,741      1,815,088
Shares redeemed                           (73,654)    (2,064,185)      (161,814)    (4,349,910)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                   (41,148)   $(1,153,378)       (94,073)   $(2,534,822)
                                      ============   ============   ============   ============


Note 4 - Capital Shares (cont.)

                                                        The Rightime MidCap Fund
-----------------------------------------------------------------------------------------------
                                                    1995                         1994
-----------------------------------------------------------------------------------------------
                                            Shares          Value         Shares          Value
                                      ------------   ------------   ------------   ------------
Shares sold                                364,901   $ 10,596,768        558,605   $ 15,963,806
Shares issued in reinvestment
   of distributions                         82,517      2,270,886        158,351      4,441,752
                                      ------------   ------------   ------------   ------------
                                           447,418     12,867,654        716,956     20,405,558
Shares redeemed                          (463,073)   (13,819,065)      (422,037)   (12,007,467)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)                   (15,655)   $  (951,411)        294,919   $  8,398,091
                                      ============   ============   ============   ============



NOTE 5 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities other than short-term investments during the year ended October 31, 1995 were as follows:

                                        Purchases        Sales
                                      ------------    -----------
The Rightime Fund                     $ 97,055,168    $ 9,646,867
The Rightime Government
Securities Fund                       $ 13,560,219    $18,078,859
The Rightime Blue
Chip Fund                             $170,214,611    $30,425,003
The Rightime Social
Awareness Fund                        $  7,808,511    $ 2,435,749
The Rightime MidCap Fund              $ 58,395,820    $11,879,030

NOTE 6 -- ACQUISITION OF THE RIGHTIME GROWTH FUND BY THE RIGHTIME BLUE
CHIP FUND

On May 20, 1994, The Rightime Blue Chip Fund acquired all of the assets and liabilities of The Rightime Growth Fund. This acquisition was accomplished by the tax-free exchange of 599,844 shares (valued at $19,680,895) of The Rightime Blue Chip Fund for 814,607 shares of The Rightime Growth Fund.

The net assets of the acquired fund as of May 20, 1994 consisted of paid-in capital of $19,680,895. The net assets of The Rightime Blue Chip Fund immediately after the acquisition amounted to $242,544,629.



                                                      Report of Independent
Rightime                                                  Certified Public
Family of Funds                                                Accountants
--------------------------------------------------------------------------

To the Shareholders
and Board of Directors
of The Rightime Fund, Inc.

We have audited the accompanying statements of assets and liabilities of The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund, each a series of shares of common stock of The Rightime Fund, Inc., including the portfolios of investments, as of October 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund as of October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 21, 1995


                                                           October 31, 1995

Rightime                                                  The Rightime Fund
Family of Funds                                      Performance Comparison
---------------------------------------------------------------------------

Our fiscal year ending October 31, 1995 was an excellent year for equity investments. As the uncertainty and gloom of 1994 dissipated, stocks rallied. Prices were driven higher by strong earnings growth and declining interest rates. Technology stocks led the rally while large-capitalization stocks outperformed the small caps.

Rightime Fund, under the guidance of the Rightime Market Model (RTMM(registered trademark)), participated in most of this rally. The model provided the discipline to buy equities in early February of 1995, even though a few large- capitalization stock indexes (e.g. Dow Jones Industrial Average and S&P 500 Stock Index) were at new highs. In spite of these peaks, we can now see that this was an excellent buying opportunity. At the time, short-term interest rates had begun to decline from their peak. Long-term interest rates continued a decline that began in November 1994. Combined with a strong earnings environment (that has ultimately just grown stronger) these dual forces fueled the stock market's engine. Rightime Fund's portfolio holdings have been well diversified by investing in both large- and small-cap funds as well as growth and value funds. The Fund has also benefited from investments in some specific sectors such as technology. The Fund remains fully invested in equities in accordance with the Rightime Market Model (RTMM(registered trademark)),

------------------------------------------------
        Average Annual Total Return
------------------------------------------------
                                 Since Inception
   1 Year   5 Years   10 Years   Sept. 17, 1985
------------------------------------------------
   23.38%   13.51%    11.51%        11.74%
------------------------------------------------


Performance Comparison

The "Performance Comparison" chart assesses the Rightime Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.


Performance Comparison


THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.


--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        lpprgrth.w.f0     rtmmyld.w         rightime.temp.f0  rightime.temp.f0
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--
mn  8537    9.906    1.000   -9.190    9.928    9.956 8509.130    9.956   10.000
mx  9543   40.354    1.000   -2.590   44.444   31.502 9510.270   31.502   17.646
cl  9543   39.507    1.000   -5.200   43.878   30.479 9510.270   30.479   17.646

xb   529   22.034    1.000   -5.611   24.016   19.015 9032.416   19.015   13.917
sd          7.492    0.000    1.864    8.368    4.834  294.274    4.834    2.303
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime.temp.f0  ->          3.044    0.551    0.502   11.601   -0.162   10.806
lpprgrth.w.f0     ->          0.342    0.906    0.905   14.489   -0.052   13.230
defensive         ->          5.741    0.001    0.002    5.753    1.387    0.258
--------------------------------------------------------------------------------
    8537   10.000    1.000   -7.050   10.000   10.000 8509.130   10.000   10.000
    8538    9.974    1.000   -7.120    9.961   10.000 8509.200   10.000   10.014
    8539    9.906    1.000   -7.180    9.928   10.008 8509.270   10.008   10.027
    8540    9.950    1.000   -7.110   10.042    9.956 8510.040    9.956   10.041
    8541   10.038    1.000   -7.090   10.109   10.024 8510.110   10.024   10.055
    8542   10.207    1.000   -7.140   10.269   10.216 8510.180   10.216   10.068
    8543   10.191    1.000   -7.160   10.303   10.232 8510.250   10.232   10.082
    8544   10.400    1.000   -7.170   10.532   10.436 8511.010   10.436   10.096
    8545   10.584    1.000   -7.200   10.661   10.636 8511.080   10.636   10.110
    8546   10.810    1.000   -7.190   10.911   10.848 8511.150   10.848   10.124
    8547   10.989    1.000   -7.260   11.108   11.016 8511.220   11.016   10.138
    8548   11.055    1.000   -7.210   11.152   11.076 8511.290   11.076   10.152
    8549   11.108    1.000   -7.220   11.206   11.100 8512.060   11.100   10.166
    8550   11.495    1.000   -7.250   11.598   11.540 8512.130   11.540   10.180
    8551   11.453    1.000   -7.250   11.662   11.504 8512.200   11.504   10.194
    8552   11.440    1.000   -7.210   11.597   11.472 8512.270   11.472   10.208
    8601   11.500    1.000   -7.220   11.676   11.543 8601.030   11.543   10.222
    8602   11.316    1.000   -7.210   11.412   11.354 8601.100   11.354   10.237
    8603   11.446    1.000   -7.090   11.558   11.563 8601.170   11.563   10.251
    8604   11.468    1.000   -7.160   11.456   11.498 8601.240   11.498   10.265
    8605   11.734    1.000   -7.150   11.761   11.764 8601.310   11.764   10.279
    8606   11.952    1.000   -7.150   11.925   12.010 8602.070   12.010   10.293
    8607   12.212    1.000   -7.090   12.222   12.304 8602.140   12.304   10.307
    8608   12.486    1.000   -7.120   12.501   12.546 8602.210   12.546   10.321
    8609   12.633    1.000   -7.090   12.638   12.699 8602.280   12.699   10.335
    8610   12.676    1.000   -7.110   12.572   12.731 8603.070   12.731   10.349
    8611   13.105    1.000   -7.060   13.193   13.202 8603.140   13.202   10.363
    8612   13.060    1.000   -6.930   13.022   13.138 8603.210   13.138   10.377
    8613   13.269    1.000   -6.850   13.345   13.315 8603.280   13.315   10.391
    8614   12.896    1.000   -6.880   12.780   12.965 8604.040   12.965   10.405
    8615   13.246    1.000   -6.760   13.196   13.332 8604.110   13.332   10.418
    8616   13.587    1.000   -6.680   13.564   13.723 8604.180   13.723   10.432
    8617   13.543    1.000   -6.500   13.567   13.650 8604.250   13.650   10.445
    8618   13.207    1.000   -6.380   13.156   13.287 8605.020   13.287   10.458
    8619   13.393    1.000   -6.300   13.337   13.481 8605.090   13.481   10.471
    8620   13.204    1.000   -6.250   13.060   13.267 8605.160   13.267   10.484
    8621   13.579    1.000   -6.190   13.551   13.654 8605.230   13.654   10.496
    8622   13.819    1.000   -6.190   13.897   13.941 8605.300   13.941   10.509
    8623   13.749    1.000   -6.150   13.812   13.904 8606.060   13.904   10.521
    8624   13.729    1.000   -6.170   13.824   13.912 8606.130   13.912   10.534
    8625   13.812    1.000   -6.190   13.937   13.824 8606.200   13.824   10.546
    8626   13.921    1.000   -6.170   14.060   14.074 8606.270   14.074   10.559
    8627   14.099    1.000   -6.190   14.192   14.312 8607.040   14.312   10.571
    8628   13.581    1.000   -6.150   13.662   13.570 8607.110   13.570   10.584
    8629   13.292    1.000   -6.090   13.340   13.231 8607.180   13.231   10.596
    8630   13.400    1.000   -5.990   13.567   13.303 8607.250   13.303   10.609
    8631   13.116    1.000   -5.890   13.276   12.965 8608.010   12.965   10.621
    8632   13.085    1.000   -5.860   13.396   12.856 8608.080   12.856   10.633
    8633   13.651    1.000   -5.820   13.986   13.477 8608.150   13.477   10.645
    8634   13.734    1.000   -5.760   14.167   13.505 8608.220   13.505   10.657
    8635   13.817    1.000   -5.670   14.331   13.549 8608.290   13.549   10.668
    8636   13.738    1.000   -5.530   14.201   13.307 8609.050   13.307   10.680
    8637   12.737    1.000   -5.380   13.087   12.267 8609.120   12.267   10.691
    8638   12.834    1.000   -5.340   13.183   12.351 8609.190   12.351   10.702
    8639   12.894    1.000   -5.300   13.193   12.392 8609.260   12.392   10.713
    8640   12.989    1.000   -5.300   13.286   12.501 8610.030   12.501   10.724
    8641   13.086    1.000   -5.260   13.396   12.610 8610.100   12.610   10.735
    8642   13.204    1.000   -5.210   13.596   12.739 8610.170   12.739   10.746
    8643   13.211    1.000   -5.190   13.572   12.743 8610.240   12.743   10.757
    8644   13.452    1.000   -5.200   13.907   12.928 8610.310   12.928   10.767
    8645   13.542    1.000   -5.200   14.018   12.997 8611.070   12.997   10.778
    8646   13.462    1.000   -5.170   13.955   12.904 8611.140   12.904   10.789
    8647   13.429    1.000   -5.210   14.047   12.920 8611.210   12.920   10.800
    8648   13.627    1.000   -5.250   14.242   13.086 8611.280   13.086   10.810
    8649   13.723    1.000   -5.220   14.363   13.186 8612.050   13.186   10.821
    8650   13.492    1.000   -5.260   14.153   13.006 8612.120   13.006   10.832
    8651   13.566    1.000   -5.250   14.298   13.058 8612.190   13.058   10.843
    8652   13.485    1.000   -5.390   14.147   12.964 8612.260   12.964   10.854
    8701   13.514    1.000   -5.480   14.129   12.968 8701.020   12.968   10.865
    8702   14.169    1.000   -5.470   14.842   13.599 8701.090   13.599   10.877
    8703   14.488    1.000   -5.460   15.285   13.908 8701.160   13.908   10.888
    8704   14.703    1.000   -5.420   15.513   14.075 8701.230   14.075   10.899
    8705   14.791    1.000   -5.340   15.751   14.243 8701.300   14.243   10.911
    8706   15.243    1.000   -5.310   16.103   14.560 8702.060   14.560   10.922
    8707   15.334    1.000   -5.280   16.093   14.569 8702.130   14.569   10.933
    8708   15.612    1.000   -5.340   16.435   14.878 8702.200   14.878   10.944
    8709   15.670    1.000   -5.360   16.370   14.839 8702.270   14.839   10.955
    8710   15.942    1.000   -5.340   16.752   15.114 8703.060   15.114   10.967
    8711   15.910    1.000   -5.350   16.717   15.045 8703.130   15.045   10.978
    8712   16.221    1.000   -5.390   17.203   15.312 8703.200   15.312   10.989
    8713   16.116    1.000   -5.390   17.095   15.234 8703.270   15.234   11.000
    8714   16.211    1.000   -5.440   17.352   14.741 8704.030   14.741   11.012
    8715   15.909    1.000   -5.440   16.905   14.891 8704.100   14.891   11.023
    8716   15.559    1.000   -5.450   16.592   14.831 8704.170   14.831   11.035
    8717   15.488    1.000   -5.520   16.291   14.972 8704.240   14.972   11.046
    8718   15.604    1.000   -5.510   16.678   14.917 8705.010   14.917   11.058
    8719   15.816    1.000   -5.620   16.997   14.925 8705.080   14.925   11.070
    8720   15.549    1.000   -5.750   16.663   14.964 8705.150   14.964   11.082
    8721   15.279    1.000   -5.780   16.367   14.904 8705.220   14.904   11.094
    8722   15.693    1.000   -5.880   16.838   14.895 8705.290   14.895   11.106
    8723   15.846    1.000   -5.930   17.043   14.865 8706.050   14.865   11.119
    8724   16.212    1.000   -5.970   17.527   14.818 8706.120   14.818   11.131
    8725   16.412    1.000   -6.010   17.848   14.792 8706.190   14.792   11.144
    8726   16.405    1.000   -6.040   17.869   14.758 8706.260   14.758   11.157
    8727   16.341    1.000   -6.040   17.790   14.796 8707.030   14.796   11.170
    8728   16.471    1.000   -6.060   17.960   14.796 8707.100   14.796   11.183
    8729   16.799    1.000   -6.050   18.332   14.844 8707.170   14.844   11.196
    8730   16.588    1.000   -6.010   18.032   14.844 8707.240   14.844   11.209
    8731   16.978    1.000   -5.950   18.590   14.869 8707.310   14.869   11.222
    8732   17.211    1.000   -5.990   18.853   14.878 8708.070   14.878   11.234
    8733   17.647    1.000   -6.000   19.504   14.917 8708.140   14.917   11.247
    8734   17.735    1.000   -6.000   19.626   14.925 8708.210   14.925   11.260
    8735   17.451    1.000   -5.990   19.118   14.930 8708.280   14.930   11.273
    8736   16.997    1.000   -6.030   18.524   14.968 8709.040   14.968   11.286
    8737   17.173    1.000   -6.040   18.843   14.994 8709.110   14.994   11.299
    8738   16.946    1.000   -6.040   18.436   14.981 8709.180   14.981   11.312
    8739   17.042    1.000   -6.250   18.757   14.968 8709.250   14.968   11.325
    8740   17.405    1.000   -6.340   19.229   15.024 8710.020   15.024   11.339
    8741   16.683    1.000   -6.450   18.242   15.050 8710.090   15.050   11.353
    8742   15.425    1.000   -6.560   16.588   15.071 8710.160   15.071   11.367
    8743   13.160    1.000   -6.700   14.574   14.887 8710.230   14.887   11.381
    8744   13.316    1.000   -6.530   14.793   14.741 8710.300   14.741   11.396
    8745   13.273    1.000   -6.470   14.721   14.685 8711.060   14.685   11.410
    8746   13.076    1.000   -6.490   14.450   14.719 8711.130   14.719   11.424
    8747   12.811    1.000   -6.470   14.245   14.410 8711.200   14.410   11.438
    8748   12.903    1.000   -6.430   14.156   14.543 8711.270   14.543   11.453
    8749   12.060    1.000   -6.420   13.199   13.904 8712.040   13.904   11.467
    8750   12.602    1.000   -6.460   13.880   14.457 8712.110   14.457   11.481
    8751   13.427    1.000   -6.510   14.706   15.251 8712.180   15.251   11.495
    8752   13.651    1.000   -6.610   14.884   15.552 8712.250   15.552   11.509
    8753   13.481    1.000   -6.690   14.601   15.247 8801.010   15.247   11.524
    8801   13.441    1.000   -6.800   14.394   15.005 8801.080   15.005   11.539
    8802   13.686    1.000   -6.570   14.916   15.276 8801.150   15.276   11.554
    8803   13.524    1.000   -6.480   14.598   14.937 8801.220   14.937   11.568
    8804   13.913    1.000   -6.390   15.234   15.360 8801.290   15.360   11.583
    8805   13.818    1.000   -6.330   14.882   15.089 8802.050   15.089   11.597
    8806   14.144    1.000   -6.230   15.288   15.503 8802.120   15.503   11.611
    8807   14.325    1.000   -6.140   15.534   15.734 8802.190   15.734   11.625
    8808   14.488    1.000   -6.160   15.595   15.862 8802.260   15.862   11.639
    8809   14.797    1.000   -6.100   15.893   16.207 8803.040   16.207   11.652
    8810   14.786    1.000   -6.050   15.763   16.118 8803.110   16.118   11.666
    8811   15.031    1.000   -6.060   16.141   16.379 8803.180   16.379   11.680
    8812   14.555    1.000   -6.040   15.400   15.759 8803.250   15.759   11.693
    8813   14.426    1.000   -6.040   15.433   15.729 8804.010   15.729   11.707
    8814   14.987    1.000   -6.050   16.073   16.044 8804.080   16.044   11.720
    8815   14.594    1.000   -6.100   15.509   16.118 8804.150   16.118   11.734
    8816   14.555    1.000   -6.090   15.542   16.034 8804.220   16.034   11.748
    8817   14.661    1.000   -6.140   15.625   16.034 8804.290   16.034   11.761
    8818   14.550    1.000   -6.130   15.406   16.103 8805.060   16.103   11.775
    8819   14.400    1.000   -6.140   15.376   16.079 8805.130   16.079   11.789
    8820   14.201    1.000   -6.270   15.163   16.118 8805.200   16.118   11.803
    8821   14.266    1.000   -6.290   15.198   16.103 8805.270   16.103   11.817
    8822   14.821    1.000   -6.370   15.992   16.054 8806.030   16.054   11.831
    8823   15.151    1.000   -6.420   16.292   16.044 8806.100   16.044   11.846
    8824   15.139    1.000   -6.500   16.269   15.990 8806.170   15.990   11.860
    8825   15.341    1.000   -6.560   16.467   16.177 8806.240   16.177   11.875
    8826   15.356    1.000   -6.500   16.358   16.133 8807.010   16.133   11.890
    8827   15.283    1.000   -6.680   16.264   16.034 8807.080   16.034   11.905
    8828   15.340    1.000   -6.700   16.397   16.079 8807.150   16.079   11.920
    8829   14.956    1.000   -6.810   16.084   15.601 8807.220   15.601   11.935
    8830   15.092    1.000   -6.910   16.419   15.370 8807.290   15.370   11.951
    8831   15.236    1.000   -6.950   16.378   15.409 8808.050   15.409   11.967
    8832   14.814    1.000   -6.980   15.869   15.488 8808.120   15.488   11.983
    8833   14.765    1.000   -7.140   15.741   15.434 8808.190   15.434   11.999
    8834   14.671    1.000   -7.220   15.719   15.498 8808.260   15.498   12.015
    8835   14.869    1.000   -7.270   16.021   15.404 8809.020   15.404   12.032
    8836   15.063    1.000   -7.370   16.175   15.453 8809.090   15.453   12.049
    8837   15.231    1.000   -7.390   16.418   15.449 8809.160   15.449   12.066
    8838   15.233    1.000   -7.420   16.375   15.429 8809.230   15.429   12.083
    8839   15.348    1.000   -7.430   16.517   15.581 8809.300   15.581   12.100
    8840   15.582    1.000   -7.480   16.903   15.808 8810.070   15.808   12.117
    8841   15.476    1.000   -7.470   16.758   15.709 8810.140   15.709   12.135
    8842   15.766    1.000   -7.490   17.266   15.965 8810.210   15.965   12.152
    8843   15.525    1.000   -7.540   16.966   15.690 8810.280   15.690   12.170
    8844   15.426    1.000   -7.550   16.842   15.572 8811.040   15.572   12.187
    8845   15.065    1.000   -7.560   16.342   15.202 8811.110   15.202   12.205
    8846   14.940    1.000   -7.600   16.266   15.074 8811.180   15.074   12.222
    8847   14.942    1.000   -7.680   16.324   14.996 8811.250   14.996   12.240
    8848   15.217    1.000   -7.750   16.615   14.991 8812.020   14.991   12.258
    8849   15.404    1.000   -7.850   16.946   14.976 8812.090   14.976   12.277
    8850   15.362    1.000   -7.950   16.912   14.991 8812.160   14.991   12.295
    8851   15.478    1.000   -8.090   17.021   15.010 8812.230   15.010   12.314
    8852   15.603    1.000   -8.180   17.023   15.046 8812.300   15.046   12.333
    8901   15.772    1.000   -8.390   17.216   15.056 8901.060   15.056   12.352
    8902   15.934    1.000   -8.280   17.424   15.193 8901.130   15.193   12.372
    8903   16.114    1.000   -8.350   17.605   15.376 8901.200   15.376   12.392
    8904   16.449    1.000   -8.380   18.058   15.696 8901.270   15.696   12.412
    8905   16.697    1.000   -8.400   18.264   15.960 8902.030   15.960   12.432
    8906   16.480    1.000   -8.370   17.971   15.716 8902.100   15.716   12.452
    8907   16.742    1.000   -8.440   18.275   15.955 8902.170   15.955   12.472
    8908   16.362    1.000   -8.520   17.693   15.579 8902.240   15.579   12.492
    8909   16.611    1.000   -8.650   17.955   15.574 8903.030   15.574   12.512
    8910   16.746    1.000   -8.750   18.071   15.554 8903.100   15.554   12.533
    8911   16.684    1.000   -8.850   18.072   15.569 8903.170   15.569   12.554
    8912   16.515    1.000   -8.950   17.854   15.503 8903.240   15.503   12.575
    8913   16.850    1.000   -9.040   18.230   15.584 8903.310   15.584   12.597
    8914   17.035    1.000   -9.080   18.385   15.589 8904.070   15.589   12.619
    8915   17.319    1.000   -9.140   18.659   15.711 8904.140   15.711   12.641
    8916   17.650    1.000   -9.190   19.183   15.696 8904.210   15.696   12.663
    8917   17.733    1.000   -9.190   19.199   15.752 8904.280   15.752   12.685
    8918   17.783    1.000   -9.150   19.087   15.828 8905.050   15.828   12.707
    8919   18.054    1.000   -9.150   19.487   15.797 8905.120   15.797   12.730
    8920   18.418    1.000   -9.160   19.960   15.818 8905.190   15.818   12.752
    8921   18.482    1.000   -9.140   19.995   15.884 8905.260   15.884   12.774
    8922   18.783    1.000   -9.110   20.253   16.132 8906.020   16.132   12.797
    8923   18.818    1.000   -9.080   20.340   16.153 8906.090   16.153   12.819
    8924   18.520    1.000   -8.940   20.021   15.858 8906.160   15.858   12.842
    8925   18.811    1.000   -8.890   20.449   16.112 8906.230   16.112   12.864
    8926   18.327    1.000   -8.890   19.838   15.599 8906.300   15.599   12.886
    8927   18.709    1.000   -8.850   20.284   15.960 8907.070   15.960   12.907
    8928   18.996    1.000   -8.750   20.730   16.208 8907.140   16.208   12.929
    8929   19.153    1.000   -8.660   20.998   16.335 8907.210   16.335   12.951
    8930   19.512    1.000   -8.600   21.402   16.640 8907.280   16.640   12.973
    8931   19.639    1.000   -8.470   21.526   16.736 8908.040   16.736   12.994
    8932   19.763    1.000   -8.330   21.591   16.868 8908.110   16.868   13.015
    8933   19.784    1.000   -8.330   21.686   16.863 8908.180   16.863   13.036
    8934   20.029    1.000   -8.340   21.981   17.107 8908.250   17.107   13.057
    8935   20.201    1.000   -8.290   22.196   17.274 8909.010   17.274   13.078
    8936   20.078    1.000   -8.240   21.897   17.137 8909.080   17.137   13.098
    8937   19.838    1.000   -8.270   21.679   16.889 8909.150   16.889   13.119
    8938   19.981    1.000   -8.260   21.818   17.016 8909.220   17.016   13.140
    8939   20.231    1.000   -8.260   21.963   17.234 8909.290   17.234   13.161
    8940   20.809    1.000   -8.280   22.583   17.716 8910.060   17.716   13.182
    8941   19.594    1.000   -8.260   21.015   16.584 8910.130   16.584   13.202
    8942   20.131    1.000   -8.210   21.880   17.000 8910.200   17.000   13.223
    8943   19.366    1.000   -8.140   21.131   16.279 8910.270   16.279   13.244
    8944   19.527    1.000   -8.120   21.306   16.406 8911.030   16.406   13.265
    8945   19.632    1.000   -8.070   21.414   16.513 8911.100   16.513   13.286
    8946   19.754    1.000   -8.010   21.586   16.620 8911.170   16.620   13.306
    8947   19.872    1.000   -7.990   21.749   16.701 8911.240   16.701   13.327
    8948   20.087    1.000   -7.930   22.184   16.858 8912.010   16.858   13.347
    8949   19.939    1.000   -7.940   22.075   16.802 8912.080   16.802   13.367
    8950   19.772    1.000   -7.900   22.181   16.609 8912.150   16.609   13.388
    8951   19.715    1.000   -7.910   22.023   16.630 8912.220   16.630   13.408
    8952   20.063    1.000   -7.870   22.416   16.824 8912.290   16.824   13.428
    9001   20.143    1.000   -8.060   22.353   16.844 9001.050   16.844   13.449
    9002   19.496    1.000   -7.800   21.588   16.224 9001.120   16.224   13.469
    9003   19.409    1.000   -7.740   21.552   16.085 9001.190   16.085   13.489
    9004   18.660    1.000   -7.700   20.717   16.100 9001.260   16.100   13.509
    9005   18.889    1.000   -7.700   21.056   16.106 9002.020   16.106   13.529
    9006   19.127    1.000   -7.660   21.241   16.239 9002.090   16.239   13.549
    9007   19.059    1.000   -7.650   21.198   16.177 9002.160   16.177   13.569
    9008   18.617    1.000   -7.650   20.665   15.757 9002.230   15.757   13.589
    9009   19.187    1.000   -7.650   21.405   16.306 9003.020   16.306   13.609
    9010   19.417    1.000   -7.630   21.571   16.496 9003.090   16.496   13.629
    9011   19.583    1.000   -7.650   21.839   16.680 9003.160   16.680   13.649
    9012   19.362    1.000   -7.670   21.553   16.485 9003.230   16.485   13.669
    9013   19.491    1.000   -7.690   21.740   16.567 9003.300   16.567   13.689
    9014   19.442    1.000   -7.670   21.765   16.588 9004.060   16.588   13.709
    9015   19.710    1.000   -7.690   22.053   16.834 9004.130   16.834   13.730
    9016   19.256    1.000   -7.690   21.479   16.968 9004.200   16.968   13.750
    9017   18.935    1.000   -7.690   21.109   16.957 9004.270   16.957   13.770
    9018   19.451    1.000   -7.670   21.720   16.978 9005.040   16.978   13.790
    9019   20.178    1.000   -7.660   22.610   16.983 9005.110   16.983   13.811
    9020   20.393    1.000   -7.700   22.795   17.034 9005.180   17.034   13.831
    9021   20.539    1.000   -7.680   22.807   17.137 9005.250   17.137   13.851
    9022   20.990    1.000   -7.680   23.375   17.527 9006.010   17.527   13.872
    9023   20.812    1.000   -7.670   23.105   17.275 9006.080   17.275   13.892
    9024   21.054    1.000   -7.650   23.391   17.588 9006.150   17.588   13.913
    9025   20.741    1.000   -7.670   22.925   17.291 9006.220   17.291   13.933
    9026   20.911    1.000   -7.670   23.108   17.316 9006.290   17.316   13.954
    9027   21.050    1.000   -7.680   23.148   17.373 9007.060   17.373   13.974
    9028   21.565    1.000   -7.650   23.738   17.891 9007.130   17.891   13.995
    9029   21.108    1.000   -7.660   23.384   17.455 9007.200   17.455   14.015
    9030   20.569    1.000   -7.590   22.871   17.014 9007.270   17.014   14.036
    9031   19.831    1.000   -7.560   22.330   16.778 9008.030   16.778   14.056
    9032   19.445    1.000   -7.500   21.741   16.865 9008.100   16.865   14.077
    9033   18.965    1.000   -7.500   21.257   16.855 9008.170   16.855   14.097
    9034   18.059    1.000   -7.510   20.214   16.932 9008.240   16.932   14.117
    9035   18.671    1.000   -7.480   20.946   16.957 9008.310   16.957   14.137
    9036   18.682    1.000   -7.470   21.016   16.932 9009.070   16.932   14.158
    9037   18.377    1.000   -7.470   20.604   16.988 9009.140   16.988   14.178
    9038   17.865    1.000   -7.460   20.260   16.973 9009.210   16.973   14.198
    9039   17.546    1.000   -7.470   19.932   16.983 9009.280   16.983   14.219
    9040   17.824    1.000   -7.480   20.303   16.968 9010.050   16.968   14.239
    9041   17.109    1.000   -7.480   19.571   16.208 9010.120   16.208   14.259
    9042   17.624    1.000   -7.440   20.399   16.270 9010.190   16.270   14.280
    9043   17.390    1.000   -7.450   19.907   16.408 9010.260   16.408   14.300
    9044   17.581    1.000   -7.420   20.389   16.265 9011.020   16.265   14.321
    9045   17.752    1.000   -7.380   20.529   16.285 9011.090   16.285   14.341
    9046   18.087    1.000   -7.340   20.766   16.337 9011.160   16.337   14.361
    9047   17.982    1.000   -7.350   20.649   16.167 9011.230   16.167   14.382
    9048   18.419    1.000   -7.270   21.131   16.619 9011.300   16.619   14.402
    9049   18.845    1.000   -7.270   21.510   16.911 9012.070   16.911   14.422
    9050   18.818    1.000   -7.220   21.464   16.860 9012.140   16.860   14.442
    9051   19.068    1.000   -7.170   21.804   17.050 9012.210   17.050   14.462
    9052   18.962    1.000   -7.160   21.621   16.936 9012.280   16.936   14.482
    9101   18.605    1.000   -7.380   21.127   16.520 9101.040   16.520   14.502
    9102   18.348    1.000   -7.090   20.761   16.301 9101.110   16.301   14.522
    9103   19.211    1.000   -6.910   21.895   17.226 9101.180   17.226   14.542
    9104   19.652    1.000   -6.790   22.162   17.527 9101.250   17.527   14.561
    9105   20.246    1.000   -6.760   22.637   18.020 9102.010   18.020   14.580
    9106   21.135    1.000   -6.650   23.727   18.841 9102.080   18.841   14.599
    9107   21.619    1.000   -6.450   24.382   19.290 9102.150   19.290   14.618
    9108   21.573    1.000   -6.350   24.171   19.318 9102.220   19.318   14.636
    9109   21.871    1.000   -6.290   24.504   19.553 9103.010   19.553   14.654
    9110   22.323    1.000   -6.190   24.814   20.073 9103.080   20.073   14.671
    9111   22.034    1.000   -6.150   24.739   19.767 9103.150   19.767   14.689
    9112   21.744    1.000   -6.060   24.348   19.531 9103.220   19.531   14.706
    9113   22.240    1.000   -6.040   24.875   20.095 9103.290   20.095   14.723
    9114   22.518    1.000   -6.020   24.901   20.358 9104.050   20.358   14.740
    9115   22.798    1.000   -5.940   25.252   20.604 9104.120   20.604   14.757
    9116   22.920    1.000   -5.820   25.521   20.566 9104.190   20.566   14.774
    9117   22.608    1.000   -5.790   25.193   20.221 9104.260   20.221   14.791
    9118   22.698    1.000   -5.740   25.328   20.259 9105.030   20.259   14.807
    9119   22.600    1.000   -5.650   25.008   20.112 9105.100   20.112   14.823
    9120   22.245    1.000   -5.580   24.802   19.695 9105.170   19.695   14.839
    9121   22.657    1.000   -5.580   25.158   20.188 9105.240   20.188   14.855
    9122   23.264    1.000   -5.530   25.997   20.703 9105.310   20.703   14.871
    9123   22.781    1.000   -5.510   25.320   20.155 9106.070   20.155   14.887
    9124   22.711    1.000   -5.480   25.527   20.046 9106.140   20.046   14.903
    9125   22.418    1.000   -5.480   25.241   20.035 9106.210   20.035   14.918
    9126   21.978    1.000   -5.480   24.817   20.008 9106.280   20.008   14.934
    9127   22.159    1.000   -5.500   25.029   19.969 9107.050   19.969   14.950
    9128   22.741    1.000   -5.460   25.457   20.101 9107.120   20.101   14.965
    9129   22.987    1.000   -5.470   25.739   20.101 9107.190   20.101   14.981
    9130   22.719    1.000   -5.460   25.535   20.106 9107.260   20.106   14.997
    9131   23.222    1.000   -5.450   25.970   20.177 9108.020   20.177   15.013
    9132   23.283    1.000   -5.440   25.982   20.221 9108.090   20.221   15.028
    9133   23.257    1.000   -5.400   25.895   20.254 9108.160   20.254   15.044
    9134   23.643    1.000   -5.350   26.488   20.254 9108.230   20.254   15.060
    9135   23.806    1.000   -5.310   26.589   20.281 9108.300   20.281   15.075
    9136   23.430    1.000   -5.260   26.180   20.035 9109.060   20.035   15.090
    9137   23.250    1.000   -5.260   25.825   19.816 9109.130   19.816   15.106
    9138   23.647    1.000   -5.210   26.133   20.117 9109.200   20.117   15.121
    9139   23.587    1.000   -5.180   26.013   19.997 9109.270   19.997   15.136
    9140   23.339    1.000   -5.160   25.715   19.778 9110.040   19.778   15.151
    9141   23.220    1.000   -5.080   25.745   19.734 9110.110   19.734   15.166
    9142   23.957    1.000   -5.020   26.506   20.413 9110.180   20.413   15.181
    9143   23.408    1.000   -5.020   25.962   19.887 9110.250   19.887   15.195
    9144   23.963    1.000   -4.970   26.459   20.374 9111.010   20.374   15.210
    9145   24.127    1.000   -4.930   26.580   20.489 9111.080   20.489   15.224
    9146   23.566    1.000   -4.810   25.902   20.002 9111.150   20.002   15.239
    9147   23.235    1.000   -4.780   25.479   19.717 9111.220   19.717   15.253
    9148   23.057    1.000   -4.700   25.432   19.657 9111.290   19.657   15.267
    9149   23.393    1.000   -4.660   25.711   20.057 9112.060   20.057   15.281
    9150   23.708    1.000   -4.630   26.091   20.325 9112.130   20.325   15.294
    9151   23.713    1.000   -4.590   26.281   20.347 9112.200   20.347   15.308
    9152   25.087    1.000   -4.530   27.616   21.497 9112.270   21.497   15.321
    9201   25.830    1.000   -4.510   28.506   22.228 9201.030   22.228   15.335
    9202   25.983    1.000   -4.400   28.233   22.303 9201.100   22.303   15.348
    9203   26.084    1.000   -4.190   28.504   22.322 9201.170   22.322   15.361
    9204   25.953    1.000   -4.050   28.290   22.147 9201.240   22.147   15.373
    9205   25.656    1.000   -3.990   27.849   21.816 9201.310   21.816   15.385
    9206   25.993    1.000   -3.920   28.021   22.066 9202.070   22.066   15.397
    9207   25.951    1.000   -3.850   28.131   22.010 9202.140   22.010   15.409
    9208   25.874    1.000   -3.780   28.077   21.860 9202.210   21.860   15.420
    9209   26.046    1.000   -3.780   28.177   21.953 9202.280   21.953   15.431
    9210   25.488    1.000   -3.750   27.628   21.841 9203.060   21.841   15.442
    9211   25.562    1.000   -3.720   27.746   21.860 9203.130   21.860   15.453
    9212   25.885    1.000   -3.720   28.128   21.860 9203.200   21.860   15.464
    9213   25.358    1.000   -3.730   27.610   21.835 9203.270   21.835   15.475
    9214   25.017    1.000   -3.730   27.493   21.816 9204.030   21.816   15.486
    9215   25.166    1.000   -3.740   27.698   21.797 9204.100   21.797   15.498
    9216   25.600    1.000   -3.660   28.521   21.729 9204.170   21.729   15.509
    9217   25.054    1.000   -3.620   28.056   21.616 9204.240   21.616   15.520
    9218   25.281    1.000   -3.590   28.314   21.629 9205.010   21.629   15.530
    9219   25.579    1.000   -3.550   28.572   21.629 9205.080   21.629   15.541
    9220   25.274    1.000   -3.510   28.180   21.248 9205.150   21.248   15.552
    9221   25.469    1.000   -3.510   28.467   21.435 9205.220   21.435   15.562
    9222   25.605    1.000   -3.470   28.576   21.566 9205.290   21.566   15.573
    9223   25.484    1.000   -3.490   28.464   21.472 9206.050   21.472   15.583
    9224   25.084    1.000   -3.450   28.225   21.098 9206.120   21.098   15.593
    9225   24.549    1.000   -3.440   27.823   20.623 9206.190   20.623   15.604
    9226   24.521    1.000   -3.420   27.825   20.554 9206.260   20.554   15.614
    9227   25.201    1.000   -3.440   28.416   21.091 9207.030   21.091   15.624
    9228   25.525    1.000   -3.350   28.629   21.198 9207.100   21.198   15.635
    9229   25.310    1.000   -3.240   28.715   21.204 9207.170   21.204   15.645
    9230   25.083    1.000   -3.190   28.455   21.023 9207.240   21.023   15.654
    9231   25.813    1.000   -3.140   29.343   21.666 9207.310   21.666   15.664
    9232   25.551    1.000   -3.110   28.992   21.385 9208.070   21.385   15.673
    9233   25.547    1.000   -3.080   29.080   21.391 9208.140   21.391   15.683
    9234   25.253    1.000   -3.050   28.747   21.129 9208.210   21.129   15.692
    9235   25.283    1.000   -3.030   28.763   21.148 9208.280   21.148   15.701
    9236   25.530    1.000   -3.010   28.935   21.348 9209.040   21.348   15.710
    9237   25.711    1.000   -2.960   29.126   21.510 9209.110   21.510   15.719
    9238   25.939    1.000   -2.900   29.375   21.697 9209.180   21.697   15.728
    9239   25.394    1.000   -2.880   28.797   21.166 9209.250   21.166   15.737
    9240   25.217    1.000   -2.870   28.542   20.985 9210.020   20.985   15.746
    9241   24.919    1.000   -2.830   28.014   20.698 9210.090   20.698   15.754
    9242   25.416    1.000   -2.770   28.660   21.166 9210.160   21.166   15.763
    9243   25.720    1.000   -2.790   28.840   21.466 9210.230   21.466   15.771
    9244   25.987    1.000   -2.740   29.174   21.672 9210.300   21.672   15.780
    9245   26.234    1.000   -2.750   29.112   21.791 9211.060   21.791   15.788
    9246   26.714    1.000   -2.740   29.466   22.159 9211.130   22.159   15.796
    9247   26.898    1.000   -2.740   29.775   22.353 9211.200   22.353   15.805
    9248   27.181    1.000   -2.740   30.035   22.547 9211.270   22.547   15.813
    9249   27.345    1.000   -2.770   30.183   22.697 9212.040   22.697   15.821
    9250   27.326    1.000   -2.790   30.315   22.672 9212.110   22.672   15.830
    9251   27.652    1.000   -2.800   30.857   22.959 9212.180   22.959   15.838
    9252   27.612    1.000   -2.830   30.767   22.903 9212.250   22.903   15.847
    9253   27.716    1.000   -2.860   30.498   22.936 9301.010   22.936   15.855
    9301   27.457    1.000   -2.920   30.048   22.622 9301.080   22.622   15.864
    9302   28.100    1.000   -2.830   30.632   23.144 9301.150   23.144   15.873
    9303   28.189    1.000   -2.770   30.575   23.164 9301.220   23.164   15.881
    9304   28.106    1.000   -2.770   30.778   23.090 9301.290   23.090   15.890
    9305   28.692    1.000   -2.740   31.507   23.505 9302.050   23.505   15.898
    9306   28.299    1.000   -2.730   31.218   23.130 9302.120   23.130   15.907
    9307   27.491    1.000   -2.710   30.506   22.348 9302.190   22.348   15.915
    9308   27.920    1.000   -2.690   31.166   22.669 9302.260   22.669   15.923
    9309   28.325    1.000   -2.710   31.374   22.963 9303.050   22.963   15.931
    9310   28.660    1.000   -2.670   31.652   23.271 9303.120   23.271   15.940
    9311   28.555    1.000   -2.660   31.693   23.090 9303.190   23.090   15.948
    9312   28.472    1.000   -2.650   31.541   23.057 9303.260   23.057   15.956
    9313   28.018    1.000   -2.660   31.107   22.695 9304.020   22.695   15.964
    9314   28.132    1.000   -2.670   31.156   22.675 9304.090   22.675   15.972
    9315   28.461    1.000   -2.640   31.675   22.869 9304.160   22.869   15.980
    9316   28.033    1.000   -2.630   30.852   22.414 9304.230   22.414   15.989
    9317   28.189    1.000   -2.610   31.093   22.555 9304.300   22.555   15.997
    9318   28.590    1.000   -2.620   31.261   22.943 9305.070   22.943   16.005
    9319   28.467    1.000   -2.590   31.084   22.829 9305.140   22.829   16.013
    9320   29.006    1.000   -2.600   31.546   23.284 9305.210   23.284   16.021
    9321   29.316    1.000   -2.590   31.872   23.485 9305.280   23.485   16.029
    9322   29.443    1.000   -2.620   31.880   23.478 9306.040   23.478   16.037
    9323   29.088    1.000   -2.620   31.700   23.210 9306.110   23.210   16.045
    9324   28.940    1.000   -2.620   31.464   23.043 9306.180   23.043   16.053
    9325   29.181    1.000   -2.620   31.760   23.264 9306.250   23.264   16.061
    9326   29.324    1.000   -2.630   31.653   23.411 9307.020   23.411   16.069
    9327   29.375    1.000   -2.630   31.833   23.438 9307.090   23.438   16.077
    9328   29.300    1.000   -2.640   31.681   23.331 9307.160   23.331   16.085
    9329   29.325    1.000   -2.630   31.795   23.351 9307.230   23.351   16.093
    9330   29.553    1.000   -2.650   31.886   23.465 9307.300   23.465   16.101
    9331   29.864    1.000   -2.650   31.942   23.766 9308.060   23.766   16.109
    9332   30.000    1.000   -2.640   32.064   23.792 9308.130   23.792   16.118
    9333   30.480    1.000   -2.640   32.510   24.080 9308.200   24.080   16.126
    9334   30.662    1.000   -2.640   32.840   24.254 9308.270   24.254   16.134
    9335   30.826    1.000   -2.640   32.914   24.434 9309.030   24.434   16.142
    9336   30.717    1.000   -2.640   32.959   24.374 9309.100   24.374   16.150
    9337   30.535    1.000   -2.640   32.770   24.200 9309.170   24.200   16.158
    9338   30.880    1.000   -2.650   32.702   24.575 9309.240   24.575   16.167
    9339   31.179    1.000   -2.650   32.981   24.816 9310.010   24.816   16.175
    9340   31.184    1.000   -2.680   32.928   24.782 9310.080   24.782   16.183
    9341   31.813    1.000   -2.640   33.603   25.277 9310.150   25.277   16.191
    9342   31.355    1.000   -2.650   33.174   24.863 9310.220   24.863   16.200
    9343   31.520    1.000   -2.640   33.517   25.036 9310.290   25.036   16.208
    9344   30.970    1.000   -2.660   32.943   24.515 9311.050   24.515   16.216
    9345   31.438    1.000   -2.650   33.377   24.990 9311.120   24.990   16.224
    9346   30.830    1.000   -2.670   33.194   24.374 9311.190   24.374   16.233
    9347   30.866    1.000   -2.670   33.244   24.441 9311.260   24.441   16.241
    9348   31.230    1.000   -2.690   33.392   24.802 9312.030   24.802   16.249
    9349   31.196    1.000   -2.690   33.340   24.689 9312.100   24.689   16.258
    9350   31.209    1.000   -2.690   33.534   24.622 9312.170   24.622   16.266
    9351   31.305    1.000   -2.710   33.623   24.602 9312.240   24.602   16.274
    9352   31.648    1.000   -2.720   33.573   24.769 9312.310   24.769   16.283
    9401   31.832    1.000   -2.750   33.839   24.727 9401.070   24.727   16.291
    9402   32.161    1.000   -2.710   34.217   24.790 9401.140   24.790   16.300
    9403   32.164    1.000   -2.690   34.221   24.797 9401.210   24.797   16.308
    9404   32.398    1.000   -2.680   34.525   24.762 9401.280   24.762   16.317
    9405   31.957    1.000   -2.680   33.901   24.846 9402.040   24.846   16.325
    9406   32.076    1.000   -2.710   33.945   24.846 9402.110   24.846   16.334
    9407   32.104    1.000   -2.750   33.783   24.909 9402.180   24.909   16.342
    9408   31.909    1.000   -2.770   33.683   24.888 9402.250   24.888   16.351
    9409   32.004    1.000   -2.790   33.605   24.951 9403.040   24.951   16.359
    9410   32.160    1.000   -2.810   33.745   24.951 9403.110   24.951   16.368
    9411   32.614    1.000   -2.830   34.097   25.007 9403.180   25.007   16.377
    9412   31.854    1.000   -2.860   33.356   24.972 9403.250   24.972   16.386
    9413   30.546    1.000   -2.930   32.301   24.902 9404.010   24.902   16.395
    9414   31.005    1.000   -2.970   32.416   24.965 9404.080   24.965   16.404
    9415   30.578    1.000   -3.000   32.369   24.888 9404.150   24.888   16.413
    9416   30.404    1.000   -3.040   32.493   24.783 9404.220   24.783   16.423
    9417   30.886    1.000   -3.130   32.750   24.853 9404.290   24.853   16.432
    9418   30.690    1.000   -3.150   32.544   24.881 9405.060   24.881   16.442
    9419   30.211    1.000   -3.240   32.296   24.776 9405.130   24.776   16.452
    9420   30.874    1.000   -3.310   33.099   24.748 9405.200   24.748   16.462
    9421   31.039    1.000   -3.470   33.293   24.748 9405.270   24.748   16.473
    9422   31.233    1.000   -3.510   33.516   24.741 9406.030   24.741   16.484
    9423   30.979    1.000   -3.570   33.429   24.713 9406.100   24.713   16.495
    9424   30.969    1.000   -3.590   33.432   24.727 9406.170   24.727   16.506
    9425   29.760    1.000   -3.630   32.310   24.734 9406.240   24.734   16.518
    9426   30.100    1.000   -3.640   32.577   24.727 9407.010   24.727   16.529
    9427   30.324    1.000   -3.700   32.840   24.727 9407.080   24.727   16.541
    9428   30.712    1.000   -3.750   33.195   24.748 9407.150   24.748   16.552
    9429   30.513    1.000   -3.780   33.137   24.720 9407.220   24.720   16.564
    9430   30.824    1.000   -3.800   33.532   24.706 9407.290   24.706   16.576
    9431   30.747    1.000   -3.830   33.465   24.720 9408.050   24.720   16.588
    9432   31.137    1.000   -3.850   33.839   24.727 9408.120   24.727   16.601
    9433   31.360    1.000   -3.880   33.985   24.790 9408.190   24.790   16.613
    9434   32.053    1.000   -4.030   34.745   24.783 9408.260   24.783   16.625
    9435   31.894    1.000   -4.080   34.558   24.804 9409.020   24.804   16.638
    9436   31.826    1.000   -4.120   34.370   24.846 9409.090   24.846   16.651
    9437   32.087    1.000   -4.140   34.610   24.867 9409.160   24.867   16.664
    9438   31.302    1.000   -4.170   33.782   24.874 9409.230   24.874   16.677
    9439   31.441    1.000   -4.200   34.023   24.888 9409.300   24.888   16.691
    9440   30.916    1.000   -4.260   33.483   24.874 9410.070   24.874   16.704
    9441   31.708    1.000   -4.290   34.532   24.839 9410.140   24.839   16.718
    9442   31.573    1.000   -4.310   34.241   24.888 9410.210   24.888   16.732
    9443   32.094    1.000   -4.350   34.914   24.860 9410.280   24.860   16.745
    9444   31.474    1.000   -4.400   34.086   24.937 9411.040   24.937   16.759
    9445   31.441    1.000   -4.410   34.111   24.916 9411.110   24.916   16.774
    9446   31.408    1.000   -4.500   34.065   24.916 9411.180   24.916   16.788
    9447   30.625    1.000   -4.770   33.406   24.888 9411.250   24.888   16.802
    9448   30.672    1.000   -4.840   33.499   24.895 9412.020   24.895   16.818
    9449   29.936    1.000   -4.910   33.050   24.866 9412.090   24.866   16.833
    9450   30.669    1.000   -4.970   33.944   24.874 9412.160   24.874   16.849
    9451   30.933    1.000   -5.040   34.040   24.907 9412.230   24.907   16.865
    9452   31.090    1.000   -5.120   34.017   24.980 9412.300   24.980   16.881
    9501   31.009    1.000   -5.180   34.140   24.948 9501.060   24.948   16.898
    9502   31.406    1.000   -5.180   34.550   24.956 9501.130   24.956   16.915
    9503   31.259    1.000   -5.160   34.479   24.972 9501.200   24.972   16.932
    9504   31.288    1.000   -5.170   34.913   24.923 9501.270   24.923   16.948
    9505   31.876    1.000   -5.230   35.544   24.923 9502.030   24.923   16.965
    9506   32.232    1.000   -5.370   35.771   25.070 9502.100   25.070   16.982
    9507   32.131    1.000   -5.430   35.827   25.021 9502.170   25.021   17.000
    9508   32.362    1.000   -5.480   36.301   25.201 9502.240   25.201   17.017
    9509   32.468    1.000   -5.490   36.119   25.267 9503.030   25.267   17.035
    9510   32.537    1.000   -5.490   36.446   25.324 9503.100   25.324   17.053
    9511   32.909    1.000   -5.500   36.907   25.619 9503.170   25.619   17.071
    9512   33.343    1.000   -5.520   37.331   25.954 9503.240   25.954   17.089
    9513   33.337    1.000   -5.530   37.330   25.970 9503.310   25.970   17.107
    9514   33.475    1.000   -5.580   37.776   25.970 9504.070   25.970   17.125
    9515   34.049    1.000   -5.530   38.006   26.306 9504.140   26.306   17.144
    9516   33.680    1.000   -5.540   37.972   25.987 9504.210   25.987   17.162
    9517   34.281    1.000   -5.510   38.457   26.437 9504.280   26.437   17.180
    9518   34.502    1.000   -5.530   38.882   26.486 9505.050   26.486   17.198
    9519   35.079    1.000   -5.510   39.308   26.960 9505.120   26.960   17.216
    9520   34.908    1.000   -5.520   38.853   26.862 9505.190   26.862   17.235
    9521   35.213    1.000   -5.510   39.208   27.075 9505.260   27.075   17.253
    9522   35.619    1.000   -5.510   39.892   27.353 9506.020   27.353   17.271
    9523   35.690    1.000   -5.500   39.570   27.443 9506.090   27.443   17.289
    9524   36.383    1.000   -5.490   40.482   28.106 9506.160   28.106   17.308
    9525   37.313    1.000   -5.490   41.244   28.826 9506.230   28.826   17.326
    9526   36.903    1.000   -5.460   40.893   28.515 9506.300   28.515   17.344
    9527   38.051    1.000   -5.470   41.786   29.440 9507.070   29.440   17.362
    9528   38.539    1.000   -5.420   42.071   29.873 9507.140   29.873   17.380
    9529   37.633    1.000   -5.340   41.621   29.219 9507.210   29.219   17.399
    9530   38.744    1.000   -5.320   42.341   30.258 9507.280   30.258   17.416
    9531   38.319    1.000   -5.310   42.062   29.832 9508.040   29.832   17.434
    9532   38.414    1.000   -5.290   41.795   29.939 9508.110   29.939   17.452
    9533   39.233    1.000   -5.270   42.124   30.601 9508.180   30.601   17.470
    9534   38.972    1.000   -5.270   42.212   30.430 9508.250   30.430   17.487
    9535   39.182    1.000   -5.250   42.515   30.511 9509.010   30.511   17.505
    9536   40.244    1.000   -5.250   43.202   31.502 9509.080   31.502   17.523
    9537   40.354    1.000   -5.240   44.028   31.444 9509.150   31.444   17.540
    9538   40.256    1.000   -5.250   43.927   31.428 9509.220   31.428   17.558
    9539   40.257    1.000   -5.210   44.150   31.338 9509.290   31.338   17.575
    9540   39.754    1.000   -5.290   44.026   30.675 9510.060   30.675   17.593
    9541   40.053    1.000   -5.200   44.199   30.871 9510.130   30.871   17.611
    9542   40.047    1.000   -5.210   44.444   30.912 9510.200   30.912   17.628
    9543   39.507    1.000   -5.200   43.878   30.479 9510.270   30.479   17.646






                                    Comparison of change
Rightime Fund                       in value of $10,000
Lipper Growth Fund Index            investment in the
Money Market Fund Index             Rightime Fund, Lipper
                                    Growth Fund Index.
                                    and Money Market
                                    Fund Index









Risk-adjusted Performance Comparison




THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        lppr_mmf_5050.ref rtmmyld.w         rightime.temp.f0  rightime.temp.f0
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  8537    9.966    1.000   -9.190    9.928    9.956 8509.130    9.956   10.000
mx  9543   27.218    1.000   -2.590   44.444   31.502 9510.270   31.502   17.646
cl  9543   27.014    1.000   -5.200   43.878   30.479 9510.270   30.479   17.646

xb   529   17.710    1.000   -5.611   24.016   19.015 9032.416   19.015   13.917
sd          4.540    0.000    1.864    8.368    4.834  294.274    4.834    2.303
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime.temp.f0  ->          3.044    0.551    0.502   11.601   -0.162   10.806
lppr_mmf_5050.ref ->          3.007    0.453    0.905   10.282    0.013    6.621
defensive         ->          5.741    0.001    0.002    5.753    1.387    0.258
--------------------------------------------------------------------------------
    8537   10.000    1.000   -7.050   10.000   10.000 8509.130   10.000   10.000
    8538    9.994    1.000   -7.120    9.961   10.000 8509.200   10.000   10.014
    8539    9.966    1.000   -7.180    9.928   10.008 8509.270   10.008   10.027
    8540    9.996    1.000   -7.110   10.042    9.956 8510.040    9.956   10.041
    8541   10.046    1.000   -7.090   10.109   10.024 8510.110   10.024   10.055
    8542   10.138    1.000   -7.140   10.269   10.216 8510.180   10.216   10.068
    8543   10.137    1.000   -7.160   10.303   10.232 8510.250   10.232   10.082
    8544   10.248    1.000   -7.170   10.532   10.436 8511.010   10.436   10.096
    8545   10.346    1.000   -7.200   10.661   10.636 8511.080   10.636   10.110
    8546   10.463    1.000   -7.190   10.911   10.848 8511.150   10.848   10.124
    8547   10.557    1.000   -7.260   11.108   11.016 8511.220   11.016   10.138
    8548   10.596    1.000   -7.210   11.152   11.076 8511.290   11.076   10.152
    8549   10.629    1.000   -7.220   11.206   11.100 8512.060   11.100   10.166
    8550   10.821    1.000   -7.250   11.598   11.540 8512.130   11.540   10.180
    8551   10.809    1.000   -7.250   11.662   11.504 8512.200   11.504   10.194
    8552   10.810    1.000   -7.210   11.597   11.472 8512.270   11.472   10.208
    8601   10.846    1.000   -7.220   11.676   11.543 8601.030   11.543   10.222
    8602   10.767    1.000   -7.210   11.412   11.354 8601.100   11.354   10.237
    8603   10.836    1.000   -7.090   11.558   11.563 8601.170   11.563   10.251
    8604   10.854    1.000   -7.160   11.456   11.498 8601.240   11.498   10.265
    8605   10.987    1.000   -7.150   11.761   11.764 8601.310   11.764   10.279
    8606   11.097    1.000   -7.150   11.925   12.010 8602.070   12.010   10.293
    8607   11.225    1.000   -7.090   12.222   12.304 8602.140   12.304   10.307
    8608   11.359    1.000   -7.120   12.501   12.546 8602.210   12.546   10.321
    8609   11.433    1.000   -7.090   12.638   12.699 8602.280   12.699   10.335
    8610   11.461    1.000   -7.110   12.572   12.731 8603.070   12.731   10.349
    8611   11.663    1.000   -7.060   13.193   13.202 8603.140   13.202   10.363
    8612   11.650    1.000   -6.930   13.022   13.138 8603.210   13.138   10.377
    8613   11.751    1.000   -6.850   13.345   13.315 8603.280   13.315   10.391
    8614   11.594    1.000   -6.880   12.780   12.965 8604.040   12.965   10.405
    8615   11.759    1.000   -6.760   13.196   13.332 8604.110   13.332   10.418
    8616   11.918    1.000   -6.680   13.564   13.723 8604.180   13.723   10.432
    8617   11.906    1.000   -6.500   13.567   13.650 8604.250   13.650   10.445
    8618   11.766    1.000   -6.380   13.156   13.287 8605.020   13.287   10.458
    8619   11.856    1.000   -6.300   13.337   13.481 8605.090   13.481   10.471
    8620   11.779    1.000   -6.250   13.060   13.267 8605.160   13.267   10.484
    8621   11.954    1.000   -6.190   13.551   13.654 8605.230   13.654   10.496
    8622   12.066    1.000   -6.190   13.897   13.941 8605.300   13.941   10.509
    8623   12.043    1.000   -6.150   13.812   13.904 8606.060   13.904   10.521
    8624   12.042    1.000   -6.170   13.824   13.912 8606.130   13.912   10.534
    8625   12.085    1.000   -6.190   13.937   13.824 8606.200   13.824   10.546
    8626   12.140    1.000   -6.170   14.060   14.074 8606.270   14.074   10.559
    8627   12.225    1.000   -6.190   14.192   14.312 8607.040   14.312   10.571
    8628   12.007    1.000   -6.150   13.662   13.570 8607.110   13.570   10.584
    8629   11.886    1.000   -6.090   13.340   13.231 8607.180   13.231   10.596
    8630   11.942    1.000   -5.990   13.567   13.303 8607.250   13.303   10.609
    8631   11.822    1.000   -5.890   13.276   12.965 8608.010   12.965   10.621
    8632   11.815    1.000   -5.860   13.396   12.856 8608.080   12.856   10.633
    8633   12.077    1.000   -5.820   13.986   13.477 8608.150   13.477   10.645
    8634   12.120    1.000   -5.760   14.167   13.505 8608.220   13.505   10.657
    8635   12.164    1.000   -5.670   14.331   13.549 8608.290   13.549   10.668
    8636   12.136    1.000   -5.530   14.201   13.307 8609.050   13.307   10.680
    8637   11.700    1.000   -5.380   13.087   12.267 8609.120   12.267   10.691
    8638   11.751    1.000   -5.340   13.183   12.351 8609.190   12.351   10.702
    8639   11.784    1.000   -5.300   13.193   12.392 8609.260   12.392   10.713
    8640   11.833    1.000   -5.300   13.286   12.501 8610.030   12.501   10.724
    8641   11.884    1.000   -5.260   13.396   12.610 8610.100   12.610   10.735
    8642   11.943    1.000   -5.210   13.596   12.739 8610.170   12.739   10.746
    8643   11.953    1.000   -5.190   13.572   12.743 8610.240   12.743   10.757
    8644   12.067    1.000   -5.200   13.907   12.928 8610.310   12.928   10.767
    8645   12.114    1.000   -5.200   14.018   12.997 8611.070   12.997   10.778
    8646   12.084    1.000   -5.170   13.955   12.904 8611.140   12.904   10.789
    8647   12.075    1.000   -5.210   14.047   12.920 8611.210   12.920   10.800
    8648   12.170    1.000   -5.250   14.242   13.086 8611.280   13.086   10.810
    8649   12.219    1.000   -5.220   14.363   13.186 8612.050   13.186   10.821
    8650   12.122    1.000   -5.260   14.153   13.006 8612.120   13.006   10.832
    8651   12.162    1.000   -5.250   14.298   13.058 8612.190   13.058   10.843
    8652   12.132    1.000   -5.390   14.147   12.964 8612.260   12.964   10.854
    8701   12.151    1.000   -5.480   14.129   12.968 8701.020   12.968   10.865
    8702   12.452    1.000   -5.470   14.842   13.599 8701.090   13.599   10.877
    8703   12.599    1.000   -5.460   15.285   13.908 8701.160   13.908   10.888
    8704   12.698    1.000   -5.420   15.513   14.075 8701.230   14.075   10.899
    8705   12.743    1.000   -5.340   15.751   14.243 8701.300   14.243   10.911
    8706   12.944    1.000   -5.310   16.103   14.560 8702.060   14.560   10.922
    8707   12.990    1.000   -5.280   16.093   14.569 8702.130   14.569   10.933
    8708   13.114    1.000   -5.340   16.435   14.878 8702.200   14.878   10.944
    8709   13.145    1.000   -5.360   16.370   14.839 8702.270   14.839   10.955
    8710   13.266    1.000   -5.340   16.752   15.114 8703.060   15.114   10.967
    8711   13.259    1.000   -5.350   16.717   15.045 8703.130   15.045   10.978
    8712   13.396    1.000   -5.390   17.203   15.312 8703.200   15.312   10.989
    8713   13.359    1.000   -5.390   17.095   15.234 8703.270   15.234   11.000
    8714   13.405    1.000   -5.440   17.352   14.741 8704.030   14.741   11.012
    8715   13.288    1.000   -5.440   16.905   14.891 8704.100   14.891   11.023
    8716   13.148    1.000   -5.450   16.592   14.831 8704.170   14.831   11.035
    8717   13.125    1.000   -5.520   16.291   14.972 8704.240   14.972   11.046
    8718   13.181    1.000   -5.510   16.678   14.917 8705.010   14.917   11.058
    8719   13.278    1.000   -5.620   16.997   14.925 8705.080   14.925   11.070
    8720   13.173    1.000   -5.750   16.663   14.964 8705.150   14.964   11.082
    8721   13.066    1.000   -5.780   16.367   14.904 8705.220   14.904   11.094
    8722   13.250    1.000   -5.880   16.838   14.895 8705.290   14.895   11.106
    8723   13.322    1.000   -5.930   17.043   14.865 8706.050   14.865   11.119
    8724   13.484    1.000   -5.970   17.527   14.818 8706.120   14.818   11.131
    8725   13.575    1.000   -6.010   17.848   14.792 8706.190   14.792   11.144
    8726   13.579    1.000   -6.040   17.869   14.758 8706.260   14.758   11.157
    8727   13.561    1.000   -6.040   17.790   14.796 8707.030   14.796   11.170
    8728   13.623    1.000   -6.060   17.960   14.796 8707.100   14.796   11.183
    8729   13.766    1.000   -6.050   18.332   14.844 8707.170   14.844   11.196
    8730   13.688    1.000   -6.010   18.032   14.844 8707.240   14.844   11.209
    8731   13.857    1.000   -5.950   18.590   14.869 8707.310   14.869   11.222
    8732   13.960    1.000   -5.990   18.853   14.878 8708.070   14.878   11.234
    8733   14.144    1.000   -6.000   19.504   14.917 8708.140   14.917   11.247
    8734   14.188    1.000   -6.000   19.626   14.925 8708.210   14.925   11.260
    8735   14.082    1.000   -5.990   19.118   14.930 8708.280   14.930   11.273
    8736   13.907    1.000   -6.030   18.524   14.968 8709.040   14.968   11.286
    8737   13.987    1.000   -6.040   18.843   14.994 8709.110   14.994   11.299
    8738   13.903    1.000   -6.040   18.436   14.981 8709.180   14.981   11.312
    8739   13.951    1.000   -6.250   18.757   14.968 8709.250   14.968   11.325
    8740   14.107    1.000   -6.340   19.229   15.024 8710.020   15.024   11.339
    8741   13.823    1.000   -6.450   18.242   15.050 8710.090   15.050   11.353
    8742   13.311    1.000   -6.560   16.588   15.071 8710.160   15.071   11.367
    8743   12.342    1.000   -6.700   14.574   14.887 8710.230   14.887   11.381
    8744   12.423    1.000   -6.530   14.793   14.741 8710.300   14.741   11.396
    8745   12.411    1.000   -6.470   14.721   14.685 8711.060   14.685   11.410
    8746   12.326    1.000   -6.490   14.450   14.719 8711.130   14.719   11.424
    8747   12.209    1.000   -6.470   14.245   14.410 8711.200   14.410   11.438
    8748   12.260    1.000   -6.430   14.156   14.543 8711.270   14.543   11.453
    8749   11.867    1.000   -6.420   13.199   13.904 8712.040   13.904   11.467
    8750   12.142    1.000   -6.460   13.880   14.457 8712.110   14.457   11.481
    8751   12.547    1.000   -6.510   14.706   15.251 8712.180   15.251   11.495
    8752   12.659    1.000   -6.610   14.884   15.552 8712.250   15.552   11.509
    8753   12.588    1.000   -6.690   14.601   15.247 8801.010   15.247   11.524
    8801   12.577    1.000   -6.800   14.394   15.005 8801.080   15.005   11.539
    8802   12.700    1.000   -6.570   14.916   15.276 8801.150   15.276   11.554
    8803   12.633    1.000   -6.480   14.598   14.937 8801.220   14.937   11.568
    8804   12.823    1.000   -6.390   15.234   15.360 8801.290   15.360   11.583
    8805   12.787    1.000   -6.330   14.882   15.089 8802.050   15.089   11.597
    8806   12.945    1.000   -6.230   15.288   15.503 8802.120   15.503   11.611
    8807   13.036    1.000   -6.140   15.534   15.734 8802.190   15.734   11.625
    8808   13.118    1.000   -6.160   15.595   15.862 8802.260   15.862   11.639
    8809   13.265    1.000   -6.100   15.893   16.207 8803.040   16.207   11.652
    8810   13.268    1.000   -6.050   15.763   16.118 8803.110   16.118   11.666
    8811   13.386    1.000   -6.060   16.141   16.379 8803.180   16.379   11.680
    8812   13.181    1.000   -6.040   15.400   15.759 8803.250   15.759   11.693
    8813   13.131    1.000   -6.040   15.433   15.729 8804.010   15.729   11.707
    8814   13.394    1.000   -6.050   16.073   16.044 8804.080   16.044   11.720
    8815   13.226    1.000   -6.100   15.509   16.118 8804.150   16.118   11.734
    8816   13.216    1.000   -6.090   15.542   16.034 8804.220   16.034   11.748
    8817   13.272    1.000   -6.140   15.625   16.034 8804.290   16.034   11.761
    8818   13.229    1.000   -6.130   15.406   16.103 8805.060   16.103   11.775
    8819   13.169    1.000   -6.140   15.376   16.079 8805.130   16.079   11.789
    8820   13.086    1.000   -6.270   15.163   16.118 8805.200   16.118   11.803
    8821   13.124    1.000   -6.290   15.198   16.103 8805.270   16.103   11.817
    8822   13.387    1.000   -6.370   15.992   16.054 8806.030   16.054   11.831
    8823   13.544    1.000   -6.420   16.292   16.044 8806.100   16.044   11.846
    8824   13.547    1.000   -6.500   16.269   15.990 8806.170   15.990   11.860
    8825   13.646    1.000   -6.560   16.467   16.177 8806.240   16.177   11.875
    8826   13.661    1.000   -6.500   16.358   16.133 8807.010   16.133   11.890
    8827   13.637    1.000   -6.680   16.264   16.034 8807.080   16.034   11.905
    8828   13.671    1.000   -6.700   16.397   16.079 8807.150   16.079   11.920
    8829   13.509    1.000   -6.810   16.084   15.601 8807.220   15.601   11.935
    8830   13.579    1.000   -6.910   16.419   15.370 8807.290   15.370   11.951
    8831   13.653    1.000   -6.950   16.378   15.409 8808.050   15.409   11.967
    8832   13.473    1.000   -6.980   15.869   15.488 8808.120   15.488   11.983
    8833   13.460    1.000   -7.140   15.741   15.434 8808.190   15.434   11.999
    8834   13.426    1.000   -7.220   15.719   15.498 8808.260   15.498   12.015
    8835   13.526    1.000   -7.270   16.021   15.404 8809.020   15.404   12.032
    8836   13.624    1.000   -7.370   16.175   15.453 8809.090   15.453   12.049
    8837   13.709    1.000   -7.390   16.418   15.449 8809.160   15.449   12.066
    8838   13.720    1.000   -7.420   16.375   15.429 8809.230   15.429   12.083
    8839   13.781    1.000   -7.430   16.517   15.581 8809.300   15.581   12.100
    8840   13.896    1.000   -7.480   16.903   15.808 8810.070   15.808   12.117
    8841   13.859    1.000   -7.470   16.758   15.709 8810.140   15.709   12.135
    8842   13.999    1.000   -7.490   17.266   15.965 8810.210   15.965   12.152
    8843   13.902    1.000   -7.540   16.966   15.690 8810.280   15.690   12.170
    8844   13.868    1.000   -7.550   16.842   15.572 8811.040   15.572   12.187
    8845   13.715    1.000   -7.560   16.342   15.202 8811.110   15.202   12.205
    8846   13.668    1.000   -7.600   16.266   15.074 8811.180   15.074   12.222
    8847   13.679    1.000   -7.680   16.324   14.996 8811.250   14.996   12.240
    8848   13.815    1.000   -7.750   16.615   14.991 8812.020   14.991   12.258
    8849   13.910    1.000   -7.850   16.946   14.976 8812.090   14.976   12.277
    8850   13.902    1.000   -7.950   16.912   14.991 8812.160   14.991   12.295
    8851   13.965    1.000   -8.090   17.021   15.010 8812.230   15.010   12.314
    8852   14.032    1.000   -8.180   17.023   15.046 8812.300   15.046   12.333
    8901   14.119    1.000   -8.390   17.216   15.056 8901.060   15.056   12.352
    8902   14.203    1.000   -8.280   17.424   15.193 8901.130   15.193   12.372
    8903   14.295    1.000   -8.350   17.605   15.376 8901.200   15.376   12.392
    8904   14.454    1.000   -8.380   18.058   15.696 8901.270   15.696   12.412
    8905   14.575    1.000   -8.400   18.264   15.960 8902.030   15.960   12.432
    8906   14.492    1.000   -8.370   17.971   15.716 8902.100   15.716   12.452
    8907   14.619    1.000   -8.440   18.275   15.955 8902.170   15.955   12.472
    8908   14.465    1.000   -8.520   17.693   15.579 8902.240   15.579   12.492
    8909   14.587    1.000   -8.650   17.955   15.574 8903.030   15.574   12.512
    8910   14.658    1.000   -8.750   18.071   15.554 8903.100   15.554   12.533
    8911   14.643    1.000   -8.850   18.072   15.569 8903.170   15.569   12.554
    8912   14.582    1.000   -8.950   17.854   15.503 8903.240   15.503   12.575
    8913   14.742    1.000   -9.040   18.230   15.584 8903.310   15.584   12.597
    8914   14.836    1.000   -9.080   18.385   15.589 8904.070   15.589   12.619
    8915   14.972    1.000   -9.140   18.659   15.711 8904.140   15.711   12.641
    8916   15.128    1.000   -9.190   19.183   15.696 8904.210   15.696   12.663
    8917   15.177    1.000   -9.190   19.199   15.752 8904.280   15.752   12.685
    8918   15.212    1.000   -9.150   19.087   15.828 8905.050   15.828   12.707
    8919   15.342    1.000   -9.150   19.487   15.797 8905.120   15.797   12.730
    8920   15.510    1.000   -9.160   19.960   15.818 8905.190   15.818   12.752
    8921   15.550    1.000   -9.140   19.995   15.884 8905.260   15.884   12.774
    8922   15.690    1.000   -9.110   20.253   16.132 8906.020   16.132   12.797
    8923   15.719    1.000   -9.080   20.340   16.153 8906.090   16.153   12.819
    8924   15.608    1.000   -8.940   20.021   15.858 8906.160   15.858   12.842
    8925   15.744    1.000   -8.890   20.449   16.112 8906.230   16.112   12.864
    8926   15.555    1.000   -8.890   19.838   15.599 8906.300   15.599   12.886
    8927   15.730    1.000   -8.850   20.284   15.960 8907.070   15.960   12.907
    8928   15.864    1.000   -8.750   20.730   16.208 8907.140   16.208   12.929
    8929   15.943    1.000   -8.660   20.998   16.335 8907.210   16.335   12.951
    8930   16.106    1.000   -8.600   21.402   16.640 8907.280   16.640   12.973
    8931   16.171    1.000   -8.470   21.526   16.736 8908.040   16.736   12.994
    8932   16.235    1.000   -8.330   21.591   16.868 8908.110   16.868   13.015
    8933   16.257    1.000   -8.330   21.686   16.863 8908.180   16.863   13.036
    8934   16.371    1.000   -8.340   21.981   17.107 8908.250   17.107   13.057
    8935   16.454    1.000   -8.290   22.196   17.274 8909.010   17.274   13.078
    8936   16.417    1.000   -8.240   21.897   17.137 8909.080   17.137   13.098
    8937   16.332    1.000   -8.270   21.679   16.889 8909.150   16.889   13.119
    8938   16.404    1.000   -8.260   21.818   17.016 8909.220   17.016   13.140
    8939   16.520    1.000   -8.260   21.963   17.234 8909.290   17.234   13.161
    8940   16.769    1.000   -8.280   22.583   17.716 8910.060   17.716   13.182
    8941   16.292    1.000   -8.260   21.015   16.584 8910.130   16.584   13.202
    8942   16.528    1.000   -8.210   21.880   17.000 8910.200   17.000   13.223
    8943   16.228    1.000   -8.140   21.131   16.279 8910.270   16.279   13.244
    8944   16.308    1.000   -8.120   21.306   16.406 8911.030   16.406   13.265
    8945   16.364    1.000   -8.070   21.414   16.513 8911.100   16.513   13.286
    8946   16.427    1.000   -8.010   21.586   16.620 8911.170   16.620   13.306
    8947   16.489    1.000   -7.990   21.749   16.701 8911.240   16.701   13.327
    8948   16.591    1.000   -7.930   22.184   16.858 8912.010   16.858   13.347
    8949   16.543    1.000   -7.940   22.075   16.802 8912.080   16.802   13.367
    8950   16.486    1.000   -7.900   22.181   16.609 8912.150   16.609   13.388
    8951   16.474    1.000   -7.910   22.023   16.630 8912.220   16.630   13.408
    8952   16.632    1.000   -7.870   22.416   16.824 8912.290   16.824   13.428
    9001   16.678    1.000   -8.060   22.353   16.844 9001.050   16.844   13.449
    9002   16.423    1.000   -7.800   21.588   16.224 9001.120   16.224   13.469
    9003   16.399    1.000   -7.740   21.552   16.085 9001.190   16.085   13.489
    9004   16.095    1.000   -7.700   20.717   16.100 9001.260   16.100   13.509
    9005   16.205    1.000   -7.700   21.056   16.106 9002.020   16.106   13.529
    9006   16.319    1.000   -7.660   21.241   16.239 9002.090   16.239   13.549
    9007   16.302    1.000   -7.650   21.198   16.177 9002.160   16.177   13.569
    9008   16.125    1.000   -7.650   20.665   15.757 9002.230   15.757   13.589
    9009   16.384    1.000   -7.650   21.405   16.306 9003.020   16.306   13.609
    9010   16.494    1.000   -7.630   21.571   16.496 9003.090   16.496   13.629
    9011   16.577    1.000   -7.650   21.839   16.680 9003.160   16.680   13.649
    9012   16.495    1.000   -7.670   21.553   16.485 9003.230   16.485   13.669
    9013   16.563    1.000   -7.690   21.740   16.567 9003.300   16.567   13.689
    9014   16.554    1.000   -7.670   21.765   16.588 9004.060   16.588   13.709
    9015   16.680    1.000   -7.690   22.053   16.834 9004.130   16.834   13.730
    9016   16.500    1.000   -7.690   21.479   16.968 9004.200   16.968   13.750
    9017   16.375    1.000   -7.690   21.109   16.957 9004.270   16.957   13.770
    9018   16.610    1.000   -7.670   21.720   16.978 9005.040   16.978   13.790
    9019   16.933    1.000   -7.660   22.610   16.983 9005.110   16.983   13.811
    9020   17.035    1.000   -7.700   22.795   17.034 9005.180   17.034   13.831
    9021   17.109    1.000   -7.680   22.807   17.137 9005.250   17.137   13.851
    9022   17.309    1.000   -7.680   23.375   17.527 9006.010   17.527   13.872
    9023   17.249    1.000   -7.670   23.105   17.275 9006.080   17.275   13.892
    9024   17.362    1.000   -7.650   23.391   17.588 9006.150   17.588   13.913
    9025   17.245    1.000   -7.670   22.925   17.291 9006.220   17.291   13.933
    9026   17.329    1.000   -7.670   23.108   17.316 9006.290   17.316   13.954
    9027   17.399    1.000   -7.680   23.148   17.373 9007.060   17.373   13.974
    9028   17.625    1.000   -7.650   23.738   17.891 9007.130   17.891   13.995
    9029   17.451    1.000   -7.660   23.384   17.455 9007.200   17.455   14.015
    9030   17.241    1.000   -7.590   22.871   17.014 9007.270   17.014   14.036
    9031   16.944    1.000   -7.560   22.330   16.778 9008.030   16.778   14.056
    9032   16.792    1.000   -7.500   21.741   16.865 9008.100   16.865   14.077
    9033   16.596    1.000   -7.500   21.257   16.855 9008.170   16.855   14.097
    9034   16.212    1.000   -7.510   20.214   16.932 9008.240   16.932   14.117
    9035   16.498    1.000   -7.480   20.946   16.957 9008.310   16.957   14.137
    9036   16.515    1.000   -7.470   21.016   16.932 9009.070   16.932   14.158
    9037   16.392    1.000   -7.470   20.604   16.988 9009.140   16.988   14.178
    9038   16.175    1.000   -7.460   20.260   16.973 9009.210   16.973   14.198
    9039   16.043    1.000   -7.470   19.932   16.983 9009.280   16.983   14.219
    9040   16.181    1.000   -7.480   20.303   16.968 9010.050   16.968   14.239
    9041   15.868    1.000   -7.480   19.571   16.208 9010.120   16.208   14.259
    9042   16.118    1.000   -7.440   20.399   16.270 9010.190   16.270   14.280
    9043   16.023    1.000   -7.450   19.907   16.408 9010.260   16.408   14.300
    9044   16.122    1.000   -7.420   20.389   16.265 9011.020   16.265   14.321
    9045   16.212    1.000   -7.380   20.529   16.285 9011.090   16.285   14.341
    9046   16.377    1.000   -7.340   20.766   16.337 9011.160   16.337   14.361
    9047   16.341    1.000   -7.350   20.649   16.167 9011.230   16.167   14.382
    9048   16.551    1.000   -7.270   21.131   16.619 9011.300   16.619   14.402
    9049   16.754    1.000   -7.270   21.510   16.911 9012.070   16.911   14.422
    9050   16.753    1.000   -7.220   21.464   16.860 9012.140   16.860   14.442
    9051   16.876    1.000   -7.170   21.804   17.050 9012.210   17.050   14.462
    9052   16.841    1.000   -7.160   21.621   16.936 9012.280   16.936   14.482
    9101   16.694    1.000   -7.380   21.127   16.520 9101.040   16.520   14.502
    9102   16.590    1.000   -7.090   20.761   16.301 9101.110   16.301   14.522
    9103   16.992    1.000   -6.910   21.895   17.226 9101.180   17.226   14.542
    9104   17.198    1.000   -6.790   22.162   17.527 9101.250   17.527   14.561
    9105   17.469    1.000   -6.760   22.637   18.020 9102.010   18.020   14.580
    9106   17.864    1.000   -6.650   23.727   18.841 9102.080   18.841   14.599
    9107   18.080    1.000   -6.450   24.382   19.290 9102.150   19.290   14.618
    9108   18.072    1.000   -6.350   24.171   19.318 9102.220   19.318   14.636
    9109   18.208    1.000   -6.290   24.504   19.553 9103.010   19.553   14.654
    9110   18.407    1.000   -6.190   24.814   20.073 9103.080   20.073   14.671
    9111   18.299    1.000   -6.150   24.739   19.767 9103.150   19.767   14.689
    9112   18.189    1.000   -6.060   24.348   19.531 9103.220   19.531   14.706
    9113   18.407    1.000   -6.040   24.875   20.095 9103.290   20.095   14.723
    9114   18.533    1.000   -6.020   24.901   20.358 9104.050   20.358   14.740
    9115   18.659    1.000   -5.940   25.252   20.604 9104.120   20.604   14.757
    9116   18.719    1.000   -5.820   25.521   20.566 9104.190   20.566   14.774
    9117   18.602    1.000   -5.790   25.193   20.221 9104.260   20.221   14.791
    9118   18.650    1.000   -5.740   25.328   20.259 9105.030   20.259   14.807
    9119   18.620    1.000   -5.650   25.008   20.112 9105.100   20.112   14.823
    9120   18.484    1.000   -5.580   24.802   19.695 9105.170   19.695   14.839
    9121   18.665    1.000   -5.580   25.158   20.188 9105.240   20.188   14.855
    9122   18.925    1.000   -5.530   25.997   20.703 9105.310   20.703   14.871
    9123   18.738    1.000   -5.510   25.320   20.155 9106.070   20.155   14.887
    9124   18.719    1.000   -5.480   25.527   20.046 9106.140   20.046   14.903
    9125   18.608    1.000   -5.480   25.241   20.035 9106.210   20.035   14.918
    9126   18.436    1.000   -5.480   24.817   20.008 9106.280   20.008   14.934
    9127   18.521    1.000   -5.500   25.029   19.969 9107.050   19.969   14.950
    9128   18.774    1.000   -5.460   25.457   20.101 9107.120   20.101   14.965
    9129   18.885    1.000   -5.470   25.739   20.101 9107.190   20.101   14.981
    9130   18.785    1.000   -5.460   25.535   20.106 9107.260   20.106   14.997
    9131   19.003    1.000   -5.450   25.970   20.177 9108.020   20.177   15.013
    9132   19.038    1.000   -5.440   25.982   20.221 9108.090   20.221   15.028
    9133   19.037    1.000   -5.400   25.895   20.254 9108.160   20.254   15.044
    9134   19.205    1.000   -5.350   26.488   20.254 9108.230   20.254   15.060
    9135   19.281    1.000   -5.310   26.589   20.281 9108.300   20.281   15.075
    9136   19.139    1.000   -5.260   26.180   20.035 9109.060   20.035   15.090
    9137   19.075    1.000   -5.260   25.825   19.816 9109.130   19.816   15.106
    9138   19.247    1.000   -5.210   26.133   20.117 9109.200   20.117   15.121
    9139   19.233    1.000   -5.180   26.013   19.997 9109.270   19.997   15.136
    9140   19.141    1.000   -5.160   25.715   19.778 9110.040   19.778   15.151
    9141   19.102    1.000   -5.080   25.745   19.734 9110.110   19.734   15.166
    9142   19.414    1.000   -5.020   26.506   20.413 9110.180   20.413   15.181
    9143   19.201    1.000   -5.020   25.962   19.887 9110.250   19.887   15.195
    9144   19.438    1.000   -4.970   26.459   20.374 9111.010   20.374   15.210
    9145   19.514    1.000   -4.930   26.580   20.489 9111.080   20.489   15.224
    9146   19.296    1.000   -4.810   25.902   20.002 9111.150   20.002   15.239
    9147   19.169    1.000   -4.780   25.479   19.717 9111.220   19.717   15.253
    9148   19.105    1.000   -4.700   25.432   19.657 9111.290   19.657   15.267
    9149   19.253    1.000   -4.660   25.711   20.057 9112.060   20.057   15.281
    9150   19.391    1.000   -4.630   26.091   20.325 9112.130   20.325   15.294
    9151   19.402    1.000   -4.590   26.281   20.347 9112.200   20.347   15.308
    9152   19.972    1.000   -4.530   27.616   21.497 9112.270   21.497   15.321
    9201   20.276    1.000   -4.510   28.506   22.228 9201.030   22.228   15.335
    9202   20.345    1.000   -4.400   28.233   22.303 9201.100   22.303   15.348
    9203   20.393    1.000   -4.190   28.504   22.322 9201.170   22.322   15.361
    9204   20.351    1.000   -4.050   28.290   22.147 9201.240   22.147   15.373
    9205   20.242    1.000   -3.990   27.849   21.816 9201.310   21.816   15.385
    9206   20.383    1.000   -3.920   28.021   22.066 9202.070   22.066   15.397
    9207   20.374    1.000   -3.850   28.131   22.010 9202.140   22.010   15.409
    9208   20.351    1.000   -3.780   28.077   21.860 9202.210   21.860   15.420
    9209   20.426    1.000   -3.780   28.177   21.953 9202.280   21.953   15.431
    9210   20.215    1.000   -3.750   27.628   21.841 9203.060   21.841   15.442
    9211   20.252    1.000   -3.720   27.746   21.860 9203.130   21.860   15.453
    9212   20.387    1.000   -3.720   28.128   21.860 9203.200   21.860   15.464
    9213   20.186    1.000   -3.730   27.610   21.835 9203.270   21.835   15.475
    9214   20.058    1.000   -3.730   27.493   21.816 9204.030   21.816   15.486
    9215   20.125    1.000   -3.740   27.698   21.797 9204.100   21.797   15.498
    9216   20.305    1.000   -3.660   28.521   21.729 9204.170   21.729   15.509
    9217   20.096    1.000   -3.620   28.056   21.616 9204.240   21.616   15.520
    9218   20.194    1.000   -3.590   28.314   21.629 9205.010   21.629   15.530
    9219   20.320    1.000   -3.550   28.572   21.629 9205.080   21.629   15.541
    9220   20.206    1.000   -3.510   28.180   21.248 9205.150   21.248   15.552
    9221   20.291    1.000   -3.510   28.467   21.435 9205.220   21.435   15.562
    9222   20.352    1.000   -3.470   28.576   21.566 9205.290   21.566   15.573
    9223   20.310    1.000   -3.490   28.464   21.472 9206.050   21.472   15.583
    9224   20.158    1.000   -3.450   28.225   21.098 9206.120   21.098   15.593
    9225   19.949    1.000   -3.440   27.823   20.623 9206.190   20.623   15.604
    9226   19.945    1.000   -3.420   27.825   20.554 9206.260   20.554   15.614
    9227   20.227    1.000   -3.440   28.416   21.091 9207.030   21.091   15.624
    9228   20.364    1.000   -3.350   28.629   21.198 9207.100   21.198   15.635
    9229   20.285    1.000   -3.240   28.715   21.204 9207.170   21.204   15.645
    9230   20.200    1.000   -3.190   28.455   21.023 9207.240   21.023   15.654
    9231   20.500    1.000   -3.140   29.343   21.666 9207.310   21.666   15.664
    9232   20.403    1.000   -3.110   28.992   21.385 9208.070   21.385   15.673
    9233   20.407    1.000   -3.080   29.080   21.391 9208.140   21.391   15.683
    9234   20.296    1.000   -3.050   28.747   21.129 9208.210   21.129   15.692
    9235   20.314    1.000   -3.030   28.763   21.148 9208.280   21.148   15.701
    9236   20.419    1.000   -3.010   28.935   21.348 9209.040   21.348   15.710
    9237   20.497    1.000   -2.960   29.126   21.510 9209.110   21.510   15.719
    9238   20.594    1.000   -2.900   29.375   21.697 9209.180   21.697   15.728
    9239   20.383    1.000   -2.880   28.797   21.166 9209.250   21.166   15.737
    9240   20.318    1.000   -2.870   28.542   20.985 9210.020   20.985   15.746
    9241   20.203    1.000   -2.830   28.014   20.698 9210.090   20.698   15.754
    9242   20.410    1.000   -2.770   28.660   21.166 9210.160   21.166   15.763
    9243   20.538    1.000   -2.790   28.840   21.466 9210.230   21.466   15.771
    9244   20.650    1.000   -2.740   29.174   21.672 9210.300   21.672   15.780
    9245   20.754    1.000   -2.750   29.112   21.791 9211.060   21.791   15.788
    9246   20.949    1.000   -2.740   29.466   22.159 9211.130   22.159   15.796
    9247   21.026    1.000   -2.740   29.775   22.353 9211.200   22.353   15.805
    9248   21.143    1.000   -2.740   30.035   22.547 9211.270   22.547   15.813
    9249   21.212    1.000   -2.770   30.183   22.697 9212.040   22.697   15.821
    9250   21.210    1.000   -2.790   30.315   22.672 9212.110   22.672   15.830
    9251   21.342    1.000   -2.800   30.857   22.959 9212.180   22.959   15.838
    9252   21.333    1.000   -2.830   30.767   22.903 9212.250   22.903   15.847
    9253   21.379    1.000   -2.860   30.498   22.936 9301.010   22.936   15.855
    9301   21.285    1.000   -2.920   30.048   22.622 9301.080   22.622   15.864
    9302   21.540    1.000   -2.830   30.632   23.144 9301.150   23.144   15.873
    9303   21.580    1.000   -2.770   30.575   23.164 9301.220   23.164   15.881
    9304   21.554    1.000   -2.770   30.778   23.090 9301.290   23.090   15.890
    9305   21.784    1.000   -2.740   31.507   23.505 9302.050   23.505   15.898
    9306   21.641    1.000   -2.730   31.218   23.130 9302.120   23.130   15.907
    9307   21.337    1.000   -2.710   30.506   22.348 9302.190   22.348   15.915
    9308   21.509    1.000   -2.690   31.166   22.669 9302.260   22.669   15.923
    9309   21.671    1.000   -2.710   31.374   22.963 9303.050   22.963   15.931
    9310   21.805    1.000   -2.670   31.652   23.271 9303.120   23.271   15.940
    9311   21.771    1.000   -2.660   31.693   23.090 9303.190   23.090   15.948
    9312   21.744    1.000   -2.650   31.541   23.057 9303.260   23.057   15.956
    9313   21.577    1.000   -2.660   31.107   22.695 9304.020   22.695   15.964
    9314   21.626    1.000   -2.670   31.156   22.675 9304.090   22.675   15.972
    9315   21.758    1.000   -2.640   31.675   22.869 9304.160   22.869   15.980
    9316   21.600    1.000   -2.630   30.852   22.414 9304.230   22.414   15.989
    9317   21.665    1.000   -2.610   31.093   22.555 9304.300   22.555   15.997
    9318   21.825    1.000   -2.620   31.261   22.943 9305.070   22.943   16.005
    9319   21.784    1.000   -2.590   31.084   22.829 9305.140   22.829   16.013
    9320   21.995    1.000   -2.600   31.546   23.284 9305.210   23.284   16.021
    9321   22.118    1.000   -2.590   31.872   23.485 9305.280   23.485   16.029
    9322   22.171    1.000   -2.620   31.880   23.478 9306.040   23.478   16.037
    9323   22.043    1.000   -2.620   31.700   23.210 9306.110   23.210   16.045
    9324   21.993    1.000   -2.620   31.464   23.043 9306.180   23.043   16.053
    9325   22.090    1.000   -2.620   31.760   23.264 9306.250   23.264   16.061
    9326   22.150    1.000   -2.630   31.653   23.411 9307.020   23.411   16.069
    9327   22.174    1.000   -2.630   31.833   23.438 9307.090   23.438   16.077
    9328   22.152    1.000   -2.640   31.681   23.331 9307.160   23.331   16.085
    9329   22.167    1.000   -2.630   31.795   23.351 9307.230   23.351   16.093
    9330   22.259    1.000   -2.650   31.886   23.465 9307.300   23.465   16.101
    9331   22.381    1.000   -2.650   31.942   23.766 9308.060   23.766   16.109
    9332   22.438    1.000   -2.640   32.064   23.792 9308.130   23.792   16.118
    9333   22.623    1.000   -2.640   32.510   24.080 9308.200   24.080   16.126
    9334   22.696    1.000   -2.640   32.840   24.254 9308.270   24.254   16.134
    9335   22.763    1.000   -2.640   32.914   24.434 9309.030   24.434   16.142
    9336   22.728    1.000   -2.640   32.959   24.374 9309.100   24.374   16.150
    9337   22.667    1.000   -2.640   32.770   24.200 9309.170   24.200   16.158
    9338   22.800    1.000   -2.650   32.702   24.575 9309.240   24.575   16.167
    9339   22.917    1.000   -2.650   32.981   24.816 9310.010   24.816   16.175
    9340   22.924    1.000   -2.680   32.928   24.782 9310.080   24.782   16.183
    9341   23.162    1.000   -2.640   33.603   25.277 9310.150   25.277   16.191
    9342   23.001    1.000   -2.650   33.174   24.863 9310.220   24.863   16.200
    9343   23.067    1.000   -2.640   33.517   25.036 9310.290   25.036   16.208
    9344   22.872    1.000   -2.660   32.943   24.515 9311.050   24.515   16.216
    9345   23.050    1.000   -2.650   33.377   24.990 9311.120   24.990   16.224
    9346   22.833    1.000   -2.670   33.194   24.374 9311.190   24.374   16.233
    9347   22.853    1.000   -2.670   33.244   24.441 9311.260   24.441   16.241
    9348   22.993    1.000   -2.690   33.392   24.802 9312.030   24.802   16.249
    9349   22.986    1.000   -2.690   33.340   24.689 9312.100   24.689   16.258
    9350   22.997    1.000   -2.690   33.534   24.622 9312.170   24.622   16.266
    9351   23.038    1.000   -2.710   33.623   24.602 9312.240   24.602   16.274
    9352   23.171    1.000   -2.720   33.573   24.769 9312.310   24.769   16.283
    9401   23.244    1.000   -2.750   33.839   24.727 9401.070   24.727   16.291
    9402   23.370    1.000   -2.710   34.217   24.790 9401.140   24.790   16.300
    9403   23.377    1.000   -2.690   34.221   24.797 9401.210   24.797   16.308
    9404   23.468    1.000   -2.680   34.525   24.762 9401.280   24.762   16.317
    9405   23.315    1.000   -2.680   33.901   24.846 9402.040   24.846   16.325
    9406   23.364    1.000   -2.710   33.945   24.846 9402.110   24.846   16.334
    9407   23.380    1.000   -2.750   33.783   24.909 9402.180   24.909   16.342
    9408   23.316    1.000   -2.770   33.683   24.888 9402.250   24.888   16.351
    9409   23.357    1.000   -2.790   33.605   24.951 9403.040   24.951   16.359
    9410   23.420    1.000   -2.810   33.745   24.951 9403.110   24.951   16.368
    9411   23.591    1.000   -2.830   34.097   25.007 9403.180   25.007   16.377
    9412   23.323    1.000   -2.860   33.356   24.972 9403.250   24.972   16.386
    9413   22.850    1.000   -2.930   32.301   24.902 9404.010   24.902   16.395
    9414   23.029    1.000   -2.970   32.416   24.965 9404.080   24.965   16.404
    9415   22.876    1.000   -3.000   32.369   24.888 9404.150   24.888   16.413
    9416   22.818    1.000   -3.040   32.493   24.783 9404.220   24.783   16.423
    9417   23.005    1.000   -3.130   32.750   24.853 9404.290   24.853   16.432
    9418   22.939    1.000   -3.150   32.544   24.881 9405.060   24.881   16.442
    9419   22.767    1.000   -3.240   32.296   24.776 9405.130   24.776   16.452
    9420   23.024    1.000   -3.310   33.099   24.748 9405.200   24.748   16.462
    9421   23.093    1.000   -3.470   33.293   24.748 9405.270   24.748   16.473
    9422   23.173    1.000   -3.510   33.516   24.741 9406.030   24.741   16.484
    9423   23.086    1.000   -3.570   33.429   24.713 9406.100   24.713   16.495
    9424   23.091    1.000   -3.590   33.432   24.727 9406.170   24.727   16.506
    9425   22.648    1.000   -3.630   32.310   24.734 9406.240   24.734   16.518
    9426   22.785    1.000   -3.640   32.577   24.727 9407.010   24.727   16.529
    9427   22.878    1.000   -3.700   32.840   24.727 9407.080   24.727   16.541
    9428   23.032    1.000   -3.750   33.195   24.748 9407.150   24.748   16.552
    9429   22.966    1.000   -3.780   33.137   24.720 9407.220   24.720   16.564
    9430   23.092    1.000   -3.800   33.532   24.706 9407.290   24.706   16.576
    9431   23.071    1.000   -3.830   33.465   24.720 9408.050   24.720   16.588
    9432   23.226    1.000   -3.850   33.839   24.727 9408.120   24.727   16.601
    9433   23.318    1.000   -3.880   33.985   24.790 9408.190   24.790   16.613
    9434   23.584    1.000   -4.030   34.745   24.783 9408.260   24.783   16.625
    9435   23.535    1.000   -4.080   34.558   24.804 9409.020   24.804   16.638
    9436   23.519    1.000   -4.120   34.370   24.846 9409.090   24.846   16.651
    9437   23.624    1.000   -4.140   34.610   24.867 9409.160   24.867   16.664
    9438   23.345    1.000   -4.170   33.782   24.874 9409.230   24.874   16.677
    9439   23.406    1.000   -4.200   34.023   24.888 9409.300   24.888   16.691
    9440   23.220    1.000   -4.260   33.483   24.874 9410.070   24.874   16.704
    9441   23.527    1.000   -4.290   34.532   24.839 9410.140   24.839   16.718
    9442   23.486    1.000   -4.310   34.241   24.888 9410.210   24.888   16.732
    9443   23.690    1.000   -4.350   34.914   24.860 9410.280   24.860   16.745
    9444   23.471    1.000   -4.400   34.086   24.937 9411.040   24.937   16.759
    9445   23.469    1.000   -4.410   34.111   24.916 9411.110   24.916   16.774
    9446   23.466    1.000   -4.500   34.065   24.916 9411.180   24.916   16.788
    9447   23.184    1.000   -4.770   33.406   24.888 9411.250   24.888   16.802
    9448   23.212    1.000   -4.840   33.499   24.895 9412.020   24.895   16.818
    9449   22.944    1.000   -4.910   33.050   24.866 9412.090   24.866   16.833
    9450   23.236    1.000   -4.970   33.944   24.874 9412.160   24.874   16.849
    9451   23.347    1.000   -5.040   34.040   24.907 9412.230   24.907   16.865
    9452   23.418    1.000   -5.120   34.017   24.980 9412.300   24.980   16.881
    9501   23.399    1.000   -5.180   34.140   24.948 9501.060   24.948   16.898
    9502   23.560    1.000   -5.180   34.550   24.956 9501.130   24.956   16.915
    9503   23.517    1.000   -5.160   34.479   24.972 9501.200   24.972   16.932
    9504   23.539    1.000   -5.170   34.913   24.923 9501.270   24.923   16.948
    9505   23.772    1.000   -5.230   35.544   24.923 9502.030   24.923   16.965
    9506   23.917    1.000   -5.370   35.771   25.070 9502.100   25.070   16.982
    9507   23.892    1.000   -5.430   35.827   25.021 9502.170   25.021   17.000
    9508   23.990    1.000   -5.480   36.301   25.201 9502.240   25.201   17.017
    9509   24.042    1.000   -5.490   36.119   25.267 9503.030   25.267   17.035
    9510   24.080    1.000   -5.490   36.446   25.324 9503.100   25.324   17.053
    9511   24.230    1.000   -5.500   36.907   25.619 9503.170   25.619   17.071
    9512   24.403    1.000   -5.520   37.331   25.954 9503.240   25.954   17.089
    9513   24.414    1.000   -5.530   37.330   25.970 9503.310   25.970   17.107
    9514   24.477    1.000   -5.580   37.776   25.970 9504.070   25.970   17.125
    9515   24.700    1.000   -5.530   38.006   26.306 9504.140   26.306   17.144
    9516   24.579    1.000   -5.540   37.972   25.987 9504.210   25.987   17.162
    9517   24.812    1.000   -5.510   38.457   26.437 9504.280   26.437   17.180
    9518   24.905    1.000   -5.530   38.882   26.486 9505.050   26.486   17.198
    9519   25.126    1.000   -5.510   39.308   26.960 9505.120   26.960   17.216
    9520   25.078    1.000   -5.520   38.853   26.862 9505.190   26.862   17.235
    9521   25.201    1.000   -5.510   39.208   27.075 9505.260   27.075   17.253
    9522   25.360    1.000   -5.510   39.892   27.353 9506.020   27.353   17.271
    9523   25.398    1.000   -5.500   39.570   27.443 9506.090   27.443   17.289
    9524   25.658    1.000   -5.490   40.482   28.106 9506.160   28.106   17.308
    9525   26.000    1.000   -5.490   41.244   28.826 9506.230   28.826   17.326
    9526   25.871    1.000   -5.460   40.893   28.515 9506.300   28.515   17.344
    9527   26.286    1.000   -5.470   41.786   29.440 9507.070   29.440   17.362
    9528   26.469    1.000   -5.420   42.071   29.873 9507.140   29.873   17.380
    9529   26.171    1.000   -5.340   41.621   29.219 9507.210   29.219   17.399
    9530   26.571    1.000   -5.320   42.341   30.258 9507.280   30.258   17.416
    9531   26.439    1.000   -5.310   42.062   29.832 9508.040   29.832   17.434
    9532   26.485    1.000   -5.290   41.795   29.939 9508.110   29.939   17.452
    9533   26.781    1.000   -5.270   42.124   30.601 9508.180   30.601   17.470
    9534   26.706    1.000   -5.270   42.212   30.430 9508.250   30.430   17.487
    9535   26.791    1.000   -5.250   42.515   30.511 9509.010   30.511   17.505
    9536   27.168    1.000   -5.250   43.202   31.502 9509.080   31.502   17.523
    9537   27.218    1.000   -5.240   44.028   31.444 9509.150   31.444   17.540
    9538   27.199    1.000   -5.250   43.927   31.428 9509.220   31.428   17.558
    9539   27.213    1.000   -5.210   44.150   31.338 9509.290   31.338   17.575
    9540   27.056    1.000   -5.290   44.026   30.675 9510.060   30.675   17.593
    9541   27.172    1.000   -5.200   44.199   30.871 9510.130   30.871   17.611
    9542   27.184    1.000   -5.210   44.444   30.912 9510.200   30.912   17.628
    9543   27.014    1.000   -5.200   43.878   30.479 9510.270   30.479   17.646







                                     Risk-adjusted
Rightime Fund                        comparison of change
Balanced Reference Index             in value of $10,000
  (50% Lipper/50% Money Market)      investment in the
Money Market Fund Index              Rightime Fund,
                                     Balanced Reference
                                     Index (50%
                                     Lipper/50% Money
                                     Market),and Money
                                     Market Fund Index.







                                                         October 31, 1995

Rightime                          The Rightime Government Securities Fund
Family of Funds                                    Performance Comparison
-------------------------------------------------------------------------


Our fiscal year ending October 31, 1995 has been the antithesis of 1994 for fixed income investors. Last year was marked by significant price declines in Treasury Bonds as a result of the unwinding of the speculative positions built up in the early 1990s. This interest rate rise was reversed this year as rates have fallen, especially in longer maturity Treasury Bonds. The decline was the result of a slowing economy and easing inflationary fears.

The Rightime Government Securities Fund's returns have trailed the performance of long- term bonds this year. The Fund maintained a conservative position through the spring and early summer by investing in Government Securities with shorter maturities at a time when long-term Treasury Bonds rallied. During this period, the dollar was in a near free fall and industrial commodity prices were trending up. Oil also looked as if it was beginning to trade higher. Each of these factors often proceed an inflationary environment and, as such, the Fund maintained a conservative position as determined by the Rightime Market Models (RTMM(registered trademark)). However, long-term Treasury Bond prices moved significantly higher in the face of these inflationary concerns. As it turned out, anticipation of a slowing economy dominated the bond market driving it higher. By late summer the dollar recovered, commodities stabilized, oil prices declined and inflation remained in check. As a result, the Fund extended its portfolio maturities later in the year as determined by the RTMM(registered trademark) and has taken advantage of further rises in long-term Treasury Bond prices. While the Fund's returns have trailed, risk has been significantly lower than holding long-term Treasury securities. The Fund adheres to the allocation determined by the Rightime Market Model (RTMM(registered trademark)).


--------------------------------------------------
Average Annual Total Return
--------------------------------------------------
                                 Since Inception
        1 Year        5 Years    Jan. 2. 1987
--------------------------------------------------
        1.00%          4.93%         4.76%
--------------------------------------------------


Performance Comparison

The "Performance Comparison" chart assesses the Rightime Government Securities Fund's performance against the Shearson Lehman Hutton U.S. Treasury Intermediate Index, a broad based fixed income index.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends reflecting the 4.75% sales charge. (At inception, the Government Securities Fund was no load.)



Performance Comparison


THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        slh_ust_int.w     calendar          defensive
        slh_ust_int.w.f0  rtmmyld.w         rightime_gsf.temp rightime_gsf.temp
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  8652    9.767    1.000   -9.190 2245.480    8.973 8612.260    8.973   10.000
mx  9543   19.607    1.000   -2.590 4507.710   14.639 9510.270   14.639   16.258
cl  9543   19.607    1.000   -5.200 4507.710   14.238 9510.270   14.238   16.258

xb   462   14.268    1.000   -5.499 3280.196   11.677 9097.504   11.677   13.287
sd          3.051    0.000    1.948  701.359    1.643  255.524    1.643    1.855
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime_gsf.temp ->         -2.729    0.905    0.252    4.066   -1.014    5.906
slh_ust_int.w.f0  ->          0.000    1.000    1.000    7.890    0.000    3.274
defensive         ->          5.575    0.007    0.008    5.635    0.791    0.270
--------------------------------------------------------------------------------
    8652   10.000    1.000   -5.390 2299.050   10.000 8612.260   10.000   10.000
    8701    9.997    1.000   -5.480 2298.420    9.525 8701.020    9.525   10.010
    8702   10.055    1.000   -5.470 2311.580    9.531 8701.090    9.531   10.021
    8703   10.064    1.000   -5.460 2313.860    9.481 8701.160    9.481   10.031
    8704   10.069    1.000   -5.420 2315.010    9.525 8701.230    9.525   10.042
    8705   10.052    1.000   -5.340 2311.020    9.404 8701.300    9.404   10.052
    8706   10.063    1.000   -5.310 2313.520    9.455 8702.060    9.455   10.063
    8707   10.048    1.000   -5.280 2310.070    9.385 8702.130    9.385   10.073
    8708   10.079    1.000   -5.340 2317.170    9.423 8702.200    9.423   10.083
    8709   10.112    1.000   -5.360 2324.860    9.500 8702.270    9.500   10.093
    8710   10.108    1.000   -5.340 2323.820    9.493 8703.060    9.493   10.104
    8711   10.130    1.000   -5.350 2329.010    9.538 8703.130    9.538   10.114
    8712   10.132    1.000   -5.390 2329.400    9.526 8703.200    9.526   10.124
    8713   10.111    1.000   -5.390 2324.640    9.455 8703.270    9.455   10.135
    8714   10.076    1.000   -5.440 2316.420    9.333 8704.030    9.333   10.145
    8715    9.961    1.000   -5.440 2290.010    9.346 8704.100    9.346   10.156
    8716    9.968    1.000   -5.450 2291.760    9.372 8704.170    9.372   10.167
    8717    9.840    1.000   -5.520 2262.200    9.411 8704.240    9.411   10.177
    8718    9.877    1.000   -5.510 2270.820    9.356 8705.010    9.356   10.188
    8719    9.871    1.000   -5.620 2269.410    9.343 8705.080    9.343   10.199
    8720    9.779    1.000   -5.750 2248.160    9.382 8705.150    9.382   10.210
    8721    9.794    1.000   -5.780 2251.610    9.291 8705.220    9.291   10.221
    8722    9.895    1.000   -5.880 2274.840    9.330 8705.290    9.330   10.232
    8723    9.913    1.000   -5.930 2279.000    9.343 8706.050    9.343   10.244
    8724    9.984    1.000   -5.970 2295.340    9.375 8706.120    9.375   10.256
    8725   10.010    1.000   -6.010 2301.300    9.388 8706.190    9.388   10.267
    8726   10.003    1.000   -6.040 2299.630    9.258 8706.260    9.258   10.279
    8727   10.040    1.000   -6.040 2308.180    9.323 8707.030    9.323   10.291
    8728   10.066    1.000   -6.060 2314.120    9.330 8707.100    9.330   10.303
    8729   10.075    1.000   -6.050 2316.270    9.323 8707.170    9.323   10.315
    8730   10.023    1.000   -6.010 2304.250    9.125 8707.240    9.125   10.327
    8731   10.025    1.000   -5.950 2304.880    9.106 8707.310    9.106   10.339
    8732   10.028    1.000   -5.990 2305.410    9.099 8708.070    9.099   10.351
    8733   10.078    1.000   -6.000 2316.910    9.212 8708.140    9.212   10.362
    8734   10.040    1.000   -6.000 2308.170    9.099 8708.210    9.099   10.374
    8735    9.987    1.000   -5.990 2296.040    8.986 8708.280    8.986   10.386
    8736    9.920    1.000   -6.030 2280.550    9.016 8709.040    9.016   10.398
    8737    9.914    1.000   -6.040 2279.240    9.016 8709.110    9.016   10.410
    8738    9.921    1.000   -6.040 2280.860    9.043 8709.180    9.043   10.422
    8739    9.894    1.000   -6.250 2274.620    9.016 8709.250    9.016   10.434
    8740    9.884    1.000   -6.340 2272.450    8.973 8710.020    8.973   10.447
    8741    9.807    1.000   -6.450 2254.720    9.013 8710.090    9.013   10.460
    8742    9.767    1.000   -6.560 2245.480    9.033 8710.160    9.033   10.473
    8743   10.103    1.000   -6.700 2322.810    9.101 8710.230    9.101   10.486
    8744   10.176    1.000   -6.530 2339.440    9.094 8710.300    9.094   10.499
    8745   10.216    1.000   -6.470 2348.720    9.225 8711.060    9.225   10.512
    8746   10.208    1.000   -6.490 2346.900    9.212 8711.130    9.212   10.525
    8747   10.260    1.000   -6.470 2358.910    9.266 8711.200    9.266   10.539
    8748   10.193    1.000   -6.430 2343.500    9.035 8711.270    9.035   10.552
    8749   10.247    1.000   -6.420 2355.760    9.127 8712.040    9.127   10.565
    8750   10.180    1.000   -6.460 2340.380    8.997 8712.110    8.997   10.578
    8751   10.295    1.000   -6.510 2366.880    9.250 8712.180    9.250   10.591
    8752   10.309    1.000   -6.610 2370.160    9.284 8712.250    9.284   10.604
    8753   10.329    1.000   -6.690 2374.620    9.223 8801.010    9.223   10.617
    8801   10.337    1.000   -6.800 2376.510    9.106 8801.080    9.106   10.631
    8802   10.443    1.000   -6.570 2400.790    9.437 8801.150    9.437   10.645
    8803   10.500    1.000   -6.480 2413.970    9.540 8801.220    9.540   10.658
    8804   10.589    1.000   -6.390 2434.570    9.719 8801.290    9.719   10.672
    8805   10.648    1.000   -6.330 2447.980    9.830 8802.050    9.830   10.685
    8806   10.629    1.000   -6.230 2443.760    9.698 8802.120    9.698   10.698
    8807   10.649    1.000   -6.140 2448.270    9.663 8802.190    9.663   10.710
    8808   10.688    1.000   -6.160 2457.290    9.705 8802.260    9.705   10.723
    8809   10.676    1.000   -6.100 2454.380    9.622 8803.040    9.622   10.736
    8810   10.685    1.000   -6.050 2456.570    9.629 8803.110    9.629   10.748
    8811   10.669    1.000   -6.060 2452.860    9.636 8803.180    9.636   10.761
    8812   10.666    1.000   -6.040 2452.070    9.524 8803.250    9.524   10.773
    8813   10.655    1.000   -6.040 2449.660    9.524 8804.010    9.524   10.786
    8814   10.675    1.000   -6.050 2454.350    9.538 8804.080    9.538   10.798
    8815   10.632    1.000   -6.100 2444.440    9.545 8804.150    9.545   10.811
    8816   10.642    1.000   -6.090 2446.590    9.545 8804.220    9.545   10.823
    8817   10.625    1.000   -6.140 2442.660    9.566 8804.290    9.566   10.836
    8818   10.603    1.000   -6.130 2437.610    9.559 8805.060    9.559   10.849
    8819   10.615    1.000   -6.140 2440.420    9.573 8805.130    9.573   10.861
    8820   10.564    1.000   -6.270 2428.780    9.580 8805.200    9.580   10.874
    8821   10.560    1.000   -6.290 2427.770    9.594 8805.270    9.594   10.887
    8822   10.658    1.000   -6.370 2450.410    9.605 8806.030    9.605   10.900
    8823   10.683    1.000   -6.420 2455.990    9.640 8806.100    9.640   10.914
    8824   10.670    1.000   -6.500 2453.060    9.577 8806.170    9.577   10.927
    8825   10.733    1.000   -6.560 2467.540    9.825 8806.240    9.825   10.941
    8826   10.767    1.000   -6.500 2475.490    9.878 8807.010    9.878   10.955
    8827   10.697    1.000   -6.680 2459.250    9.621 8807.080    9.621   10.968
    8828   10.706    1.000   -6.700 2461.330    9.650 8807.150    9.650   10.982
    8829   10.711    1.000   -6.810 2462.590    9.657 8807.220    9.657   10.996
    8830   10.719    1.000   -6.910 2464.400    9.671 8807.290    9.671   11.011
    8831   10.726    1.000   -6.950 2466.030    9.678 8808.050    9.678   11.025
    8832   10.668    1.000   -6.980 2452.680    9.693 8808.120    9.693   11.040
    8833   10.684    1.000   -7.140 2456.270    9.707 8808.190    9.707   11.055
    8834   10.683    1.000   -7.220 2456.020    9.714 8808.260    9.714   11.070
    8835   10.819    1.000   -7.270 2487.260    9.729 8809.020    9.729   11.085
    8836   10.859    1.000   -7.370 2496.550    9.808 8809.090    9.808   11.101
    8837   10.871    1.000   -7.390 2499.240    9.787 8809.160    9.787   11.116
    8838   10.874    1.000   -7.420 2500.020    9.765 8809.230    9.765   11.132
    8839   10.916    1.000   -7.430 2509.600    9.851 8809.300    9.851   11.148
    8840   10.992    1.000   -7.480 2527.080   10.032 8810.070   10.032   11.164
    8841   10.973    1.000   -7.470 2522.750    9.916 8810.140    9.916   11.180
    8842   10.992    1.000   -7.490 2527.010    9.974 8810.210    9.974   11.196
    8843   11.050    1.000   -7.540 2540.340   10.061 8810.280   10.061   11.212
    8844   11.008    1.000   -7.550 2530.680   10.083 8811.040   10.083   11.228
    8845   10.988    1.000   -7.560 2526.180   10.068 8811.110   10.068   11.245
    8846   10.950    1.000   -7.600 2517.430   10.075 8811.180   10.075   11.261
    8847   10.915    1.000   -7.680 2509.320   10.083 8811.250   10.083   11.277
    8848   10.915    1.000   -7.750 2509.360   10.101 8812.020   10.101   11.294
    8849   10.946    1.000   -7.850 2516.590   10.108 8812.090   10.108   11.311
    8850   10.935    1.000   -7.950 2514.080   10.123 8812.160   10.123   11.328
    8851   10.986    1.000   -8.090 2525.780   10.138 8812.230   10.138   11.345
    8852   10.981    1.000   -8.180 2524.660   10.152 8812.300   10.152   11.363
    8901   10.959    1.000   -8.390 2519.490   10.167 8901.060   10.167   11.380
    8902   11.032    1.000   -8.280 2536.380   10.182 8901.130   10.182   11.399
    8903   11.056    1.000   -8.350 2541.830   10.182 8901.200   10.182   11.417
    8904   11.098    1.000   -8.380 2551.600   10.322 8901.270   10.322   11.435
    8905   11.085    1.000   -8.400 2548.500   10.259 8902.030   10.259   11.453
    8906   11.047    1.000   -8.370 2539.770   10.037 8902.100   10.037   11.472
    8907   11.063    1.000   -8.440 2543.540   10.052 8902.170   10.052   11.490
    8908   11.011    1.000   -8.520 2531.370   10.104 8902.240   10.104   11.509
    8909   11.064    1.000   -8.650 2543.650   10.118 8903.030   10.118   11.528
    8910   11.045    1.000   -8.750 2539.370   10.133 8903.100   10.133   11.547
    8911   11.022    1.000   -8.850 2534.070   10.148 8903.170   10.148   11.566
    8912   11.039    1.000   -8.950 2538.000   10.163 8903.240   10.163   11.586
    8913   11.109    1.000   -9.040 2554.000   10.178 8903.310   10.178   11.606
    8914   11.140    1.000   -9.080 2561.210   10.189 8904.070   10.189   11.626
    8915   11.207    1.000   -9.140 2576.550   10.204 8904.140   10.204   11.646
    8916   11.236    1.000   -9.190 2583.140   10.249 8904.210   10.249   11.667
    8917   11.292    1.000   -9.190 2595.980   10.347 8904.280   10.347   11.687
    8918   11.377    1.000   -9.150 2615.650   10.396 8905.050   10.396   11.708
    8919   11.452    1.000   -9.150 2632.830   10.501 8905.120   10.501   11.728
    8920   11.466    1.000   -9.160 2636.160   10.645 8905.190   10.645   11.749
    8921   11.504    1.000   -9.140 2644.810   10.765 8905.260   10.765   11.769
    8922   11.635    1.000   -9.110 2674.950   10.939 8906.020   10.939   11.790
    8923   11.747    1.000   -9.080 2700.610   11.334 8906.090   11.334   11.811
    8924   11.683    1.000   -8.940 2685.980   11.159 8906.160   11.159   11.831
    8925   11.743    1.000   -8.890 2699.660   11.296 8906.230   11.296   11.852
    8926   11.843    1.000   -8.890 2722.680   11.486 8906.300   11.486   11.872
    8927   11.915    1.000   -8.850 2739.410   11.505 8907.070   11.505   11.892
    8928   11.943    1.000   -8.750 2745.850   11.459 8907.140   11.459   11.912
    8929   11.942    1.000   -8.660 2745.620   11.398 8907.210   11.398   11.932
    8930   12.058    1.000   -8.600 2772.250   11.375 8907.280   11.375   11.952
    8931   11.974    1.000   -8.470 2752.900   11.402 8908.040   11.402   11.972
    8932   11.944    1.000   -8.330 2746.040   11.402 8908.110   11.402   11.991
    8933   11.922    1.000   -8.330 2740.890   11.402 8908.180   11.402   12.010
    8934   11.914    1.000   -8.340 2739.080   11.425 8908.250   11.425   12.029
    8935   11.955    1.000   -8.290 2748.480   11.436 8909.010   11.436   12.049
    8936   11.980    1.000   -8.240 2754.360   11.451 8909.080   11.451   12.068
    8937   12.050    1.000   -8.270 2770.260   11.475 8909.150   11.475   12.087
    8938   12.003    1.000   -8.260 2759.450   11.490 8909.220   11.490   12.106
    8939   11.971    1.000   -8.260 2752.250   11.505 8909.290   11.505   12.125
    8940   12.105    1.000   -8.280 2783.070   11.521 8910.060   11.521   12.144
    8941   12.225    1.000   -8.260 2810.490   11.536 8910.130   11.536   12.164
    8942   12.168    1.000   -8.210 2797.420   11.552 8910.200   11.552   12.183
    8943   12.206    1.000   -8.140 2806.110   11.567 8910.270   11.567   12.202
    8944   12.200    1.000   -8.120 2804.910   11.583 8911.030   11.583   12.221
    8945   12.265    1.000   -8.070 2819.690   11.590 8911.100   11.590   12.240
    8946   12.306    1.000   -8.010 2829.140   11.583 8911.170   11.583   12.259
    8947   12.356    1.000   -7.990 2840.650   11.660 8911.240   11.660   12.278
    8948   12.361    1.000   -7.930 2841.760   11.668 8912.010   11.668   12.297
    8949   12.364    1.000   -7.940 2842.460   11.676 8912.080   11.676   12.316
    8950   12.391    1.000   -7.900 2848.850   11.717 8912.150   11.717   12.334
    8951   12.388    1.000   -7.910 2848.140   11.708 8912.220   11.708   12.353
    8952   12.373    1.000   -7.870 2844.670   11.603 8912.290   11.603   12.372
    9001   12.373    1.000   -8.060 2844.620   11.547 9001.050   11.547   12.390
    9002   12.367    1.000   -7.800 2843.240   11.417 9001.120   11.417   12.410
    9003   12.318    1.000   -7.740 2831.900   11.271 9001.190   11.271   12.428
    9004   12.272    1.000   -7.700 2821.380   11.292 9001.260   11.292   12.447
    9005   12.279    1.000   -7.700 2822.890   11.300 9002.020   11.300   12.465
    9006   12.353    1.000   -7.660 2839.960   11.316 9002.090   11.316   12.483
    9007   12.332    1.000   -7.650 2835.280   11.210 9002.160   11.210   12.502
    9008   12.311    1.000   -7.650 2830.430   11.108 9002.230   11.108   12.520
    9009   12.317    1.000   -7.650 2831.850   11.133 9003.020   11.133   12.538
    9010   12.284    1.000   -7.630 2824.040   11.051 9003.090   11.051   12.557
    9011   12.329    1.000   -7.650 2834.590   11.166 9003.160   11.166   12.575
    9012   12.369    1.000   -7.670 2843.740   11.256 9003.230   11.256   12.594
    9013   12.353    1.000   -7.690 2840.000   11.088 9003.300   11.088   12.612
    9014   12.405    1.000   -7.670 2852.000   11.236 9004.060   11.236   12.631
    9015   12.399    1.000   -7.690 2850.560   11.154 9004.130   11.154   12.649
    9016   12.327    1.000   -7.690 2834.130   10.800 9004.200   10.800   12.668
    9017   12.304    1.000   -7.690 2828.680   10.788 9004.270   10.788   12.687
    9018   12.409    1.000   -7.670 2852.990   10.796 9005.040   10.796   12.705
    9019   12.493    1.000   -7.660 2872.100   10.804 9005.110   10.804   12.724
    9020   12.478    1.000   -7.700 2868.680   10.763 9005.180   10.763   12.743
    9021   12.528    1.000   -7.680 2880.310   10.809 9005.250   10.809   12.762
    9022   12.635    1.000   -7.680 2904.800   11.107 9006.010   11.107   12.780
    9023   12.648    1.000   -7.670 2907.850   11.107 9006.080   11.107   12.799
    9024   12.676    1.000   -7.650 2914.370   11.132 9006.150   11.132   12.818
    9025   12.678    1.000   -7.670 2914.630   11.066 9006.220   11.066   12.837
    9026   12.736    1.000   -7.670 2928.150   11.195 9006.290   11.195   12.856
    9027   12.724    1.000   -7.680 2925.420   11.078 9007.060   11.078   12.875
    9028   12.792    1.000   -7.650 2940.910   11.144 9007.130   11.144   12.894
    9029   12.820    1.000   -7.660 2947.420   11.069 9007.200   11.069   12.913
    9030   12.866    1.000   -7.590 2957.990   11.157 9007.270   11.157   12.932
    9031   12.924    1.000   -7.560 2971.320   11.090 9008.030   11.090   12.950
    9032   12.867    1.000   -7.500 2958.140   10.797 9008.100   10.797   12.969
    9033   12.843    1.000   -7.500 2952.660   10.771 9008.170   10.771   12.988
    9034   12.771    1.000   -7.510 2936.210   10.780 9008.240   10.780   13.006
    9035   12.869    1.000   -7.480 2958.540   10.792 9008.310   10.792   13.025
    9036   12.914    1.000   -7.470 2969.000   10.809 9009.070   10.809   13.044
    9037   12.918    1.000   -7.470 2970.020   10.818 9009.140   10.818   13.063
    9038   12.901    1.000   -7.460 2966.110   10.830 9009.210   10.830   13.081
    9039   12.978    1.000   -7.470 2983.640   10.847 9009.280   10.847   13.100
    9040   13.069    1.000   -7.480 3004.550   10.864 9010.050   10.864   13.119
    9041   13.032    1.000   -7.480 2996.060   10.686 9010.120   10.686   13.138
    9042   13.115    1.000   -7.440 3015.140   10.750 9010.190   10.750   13.156
    9043   13.144    1.000   -7.450 3021.890   10.750 9010.260   10.750   13.175
    9044   13.200    1.000   -7.420 3034.830   10.809 9011.020   10.809   13.194
    9045   13.251    1.000   -7.380 3046.570   10.843 9011.090   10.843   13.213
    9046   13.315    1.000   -7.340 3061.120   10.929 9011.160   10.929   13.231
    9047   13.353    1.000   -7.350 3069.830   10.958 9011.230   10.958   13.250
    9048   13.364    1.000   -7.270 3072.560   10.993 9011.300   10.993   13.269
    9049   13.476    1.000   -7.270 3098.150   11.189 9012.070   11.189   13.287
    9050   13.487    1.000   -7.220 3100.800   11.181 9012.140   11.181   13.306
    9051   13.495    1.000   -7.170 3102.550   11.139 9012.210   11.139   13.324
    9052   13.510    1.000   -7.160 3105.940   11.130 9012.280   11.130   13.343
    9101   13.575    1.000   -7.380 3121.040   11.260 9101.040   11.260   13.361
    9102   13.570    1.000   -7.090 3119.780   11.122 9101.110   11.122   13.380
    9103   13.624    1.000   -6.910 3132.150   11.074 9101.180   11.074   13.398
    9104   13.653    1.000   -6.790 3138.780   11.091 9101.250   11.091   13.416
    9105   13.762    1.000   -6.760 3163.920   11.100 9102.010   11.100   13.433
    9106   13.807    1.000   -6.650 3174.350   11.109 9102.080   11.109   13.451
    9107   13.825    1.000   -6.450 3178.520   11.078 9102.150   11.078   13.468
    9108   13.780    1.000   -6.350 3168.050   10.956 9102.220   10.956   13.484
    9109   13.698    1.000   -6.290 3149.180   10.730 9103.010   10.730   13.501
    9110   13.745    1.000   -6.190 3160.110   10.712 9103.080   10.712   13.517
    9111   13.791    1.000   -6.150 3170.540   10.730 9103.150   10.730   13.533
    9112   13.779    1.000   -6.060 3167.760   10.708 9103.220   10.708   13.549
    9113   13.828    1.000   -6.040 3179.060   10.830 9103.290   10.830   13.565
    9114   13.892    1.000   -6.020 3193.880   10.918 9104.050   10.918   13.581
    9115   13.926    1.000   -5.940 3201.750   10.936 9104.120   10.936   13.596
    9116   13.881    1.000   -5.820 3191.300   10.870 9104.190   10.870   13.612
    9117   13.938    1.000   -5.790 3204.450   10.914 9104.260   10.914   13.627
    9118   13.978    1.000   -5.740 3213.570   10.923 9105.030   10.923   13.642
    9119   13.969    1.000   -5.650 3211.640   10.905 9105.100   10.905   13.657
    9120   13.999    1.000   -5.580 3218.440   10.914 9105.170   10.914   13.672
    9121   14.039    1.000   -5.580 3227.720   10.927 9105.240   10.927   13.687
    9122   14.054    1.000   -5.530 3231.190   10.936 9105.310   10.936   13.701
    9123   13.963    1.000   -5.510 3210.150   10.945 9106.070   10.945   13.716
    9124   13.996    1.000   -5.480 3217.790   10.954 9106.140   10.954   13.730
    9125   14.011    1.000   -5.480 3221.300   10.954 9106.210   10.954   13.745
    9126   14.068    1.000   -5.480 3234.300   10.963 9106.280   10.963   13.759
    9127   14.033    1.000   -5.500 3226.330   10.972 9107.050   10.972   13.774
    9128   14.100    1.000   -5.460 3241.730   10.981 9107.120   10.981   13.788
    9129   14.123    1.000   -5.470 3246.900   10.989 9107.190   10.989   13.803
    9130   14.185    1.000   -5.460 3261.310   10.998 9107.260   10.998   13.817
    9131   14.287    1.000   -5.450 3284.750   11.177 9108.020   11.177   13.831
    9132   14.367    1.000   -5.440 3303.060   11.195 9108.090   11.195   13.846
    9133   14.463    1.000   -5.400 3325.150   11.320 9108.160   11.320   13.860
    9134   14.442    1.000   -5.350 3320.320   11.275 9108.230   11.275   13.875
    9135   14.493    1.000   -5.310 3331.940   11.383 9108.300   11.383   13.889
    9136   14.552    1.000   -5.260 3345.520   11.446 9109.060   11.446   13.903
    9137   14.619    1.000   -5.260 3361.070   11.535 9109.130   11.535   13.917
    9138   14.657    1.000   -5.210 3369.710   11.634 9109.200   11.634   13.931
    9139   14.720    1.000   -5.180 3384.200   11.625 9109.270   11.625   13.945
    9140   14.805    1.000   -5.160 3403.630   11.634 9110.040   11.634   13.959
    9141   14.815    1.000   -5.080 3406.040   11.589 9110.110   11.589   13.973
    9142   14.819    1.000   -5.020 3406.980   11.598 9110.180   11.598   13.986
    9143   14.795    1.000   -5.020 3401.370   11.616 9110.250   11.616   14.000
    9144   14.918    1.000   -4.970 3429.660   11.634 9111.010   11.634   14.013
    9145   14.957    1.000   -4.930 3438.720   11.607 9111.080   11.607   14.027
    9146   15.028    1.000   -4.810 3455.060   11.634 9111.150   11.634   14.040
    9147   15.030    1.000   -4.780 3455.560   11.634 9111.220   11.634   14.053
    9148   15.085    1.000   -4.700 3468.230   11.634 9111.290   11.634   14.066
    9149   15.202    1.000   -4.660 3495.030   11.634 9112.060   11.634   14.078
    9150   15.244    1.000   -4.630 3504.700   11.652 9112.130   11.652   14.091
    9151   15.364    1.000   -4.590 3532.240   11.652 9112.200   11.652   14.104
    9152   15.410    1.000   -4.530 3542.890   11.652 9112.270   11.652   14.116
    9201   15.423    1.000   -4.510 3545.890   11.671 9201.030   11.671   14.128
    9202   15.413    1.000   -4.400 3543.510   11.680 9201.100   11.680   14.140
    9203   15.319    1.000   -4.190 3522.020   11.671 9201.170   11.671   14.152
    9204   15.286    1.000   -4.050 3514.380   11.689 9201.240   11.689   14.164
    9205   15.313    1.000   -3.990 3520.560   11.689 9201.310   11.689   14.175
    9206   15.383    1.000   -3.920 3536.520   11.698 9202.070   11.698   14.186
    9207   15.282    1.000   -3.850 3513.460   11.698 9202.140   11.698   14.196
    9208   15.243    1.000   -3.780 3504.370   11.707 9202.210   11.707   14.207
    9209   15.359    1.000   -3.780 3531.200   11.689 9202.280   11.689   14.217
    9210   15.244    1.000   -3.750 3504.600   11.716 9203.060   11.716   14.227
    9211   15.142    1.000   -3.720 3481.220   11.716 9203.130   11.716   14.238
    9212   15.180    1.000   -3.720 3489.850   11.726 9203.200   11.726   14.248
    9213   15.274    1.000   -3.730 3511.540   11.707 9203.270   11.707   14.258
    9214   15.394    1.000   -3.730 3539.210   11.726 9204.030   11.726   14.268
    9215   15.477    1.000   -3.740 3558.170   11.744 9204.100   11.744   14.278
    9216   15.437    1.000   -3.660 3549.110   11.735 9204.170   11.735   14.289
    9217   15.446    1.000   -3.620 3551.080   11.744 9204.240   11.744   14.299
    9218   15.469    1.000   -3.590 3556.370   11.735 9205.010   11.735   14.309
    9219   15.541    1.000   -3.550 3573.010   11.744 9205.080   11.744   14.318
    9220   15.625    1.000   -3.510 3592.280   11.800 9205.150   11.800   14.328
    9221   15.613    1.000   -3.510 3589.460   11.790 9205.220   11.790   14.338
    9222   15.658    1.000   -3.470 3599.940   11.781 9205.290   11.781   14.347
    9223   15.694    1.000   -3.490 3608.210   11.781 9206.050   11.781   14.357
    9224   15.747    1.000   -3.450 3620.230   11.772 9206.120   11.772   14.367
    9225   15.788    1.000   -3.440 3629.730   11.837 9206.190   11.837   14.376
    9226   15.861    1.000   -3.420 3646.540   11.902 9206.260   11.902   14.386
    9227   16.024    1.000   -3.440 3683.910   12.126 9207.030   12.126   14.395
    9228   16.093    1.000   -3.350 3699.970   12.126 9207.100   12.126   14.404
    9229   16.154    1.000   -3.240 3713.810   12.089 9207.170   12.089   14.414
    9230   16.235    1.000   -3.190 3732.410   12.276 9207.240   12.276   14.423
    9231   16.195    1.000   -3.140 3723.370   12.435 9207.310   12.435   14.432
    9232   16.328    1.000   -3.110 3753.890   12.538 9208.070   12.538   14.440
    9233   16.366    1.000   -3.080 3762.740   12.576 9208.140   12.576   14.449
    9234   16.380    1.000   -3.050 3765.800   12.547 9208.210   12.547   14.457
    9235   16.353    1.000   -3.030 3759.620   12.463 9208.280   12.463   14.466
    9236   16.534    1.000   -3.010 3801.250   12.698 9209.040   12.698   14.474
    9237   16.543    1.000   -2.960 3803.310   12.717 9209.110   12.717   14.483
    9238   16.549    1.000   -2.900 3804.590   12.670 9209.180   12.670   14.491
    9239   16.587    1.000   -2.880 3813.370   12.660 9209.250   12.660   14.499
    9240   16.670    1.000   -2.870 3832.420   12.698 9210.020   12.698   14.507
    9241   16.527    1.000   -2.830 3799.620   12.424 9210.090   12.424   14.515
    9242   16.526    1.000   -2.770 3799.390   12.462 9210.160   12.462   14.523
    9243   16.376    1.000   -2.790 3764.950   12.443 9210.230   12.443   14.530
    9244   16.396    1.000   -2.740 3769.600   12.453 9210.300   12.453   14.538
    9245   16.336    1.000   -2.750 3755.800   12.462 9211.060   12.462   14.546
    9246   16.352    1.000   -2.740 3759.320   12.462 9211.130   12.462   14.554
    9247   16.362    1.000   -2.740 3761.810   12.462 9211.200   12.462   14.561
    9248   16.315    1.000   -2.740 3750.940   12.424 9211.270   12.424   14.569
    9249   16.395    1.000   -2.770 3769.180   12.538 9212.040   12.538   14.576
    9250   16.418    1.000   -2.790 3774.690   12.662 9212.110   12.662   14.584
    9251   16.469    1.000   -2.800 3786.320   12.690 9212.180   12.690   14.592
    9252   16.518    1.000   -2.830 3797.610   12.796 9212.250   12.796   14.600
    9253   16.541    1.000   -2.860 3802.780   12.748 9301.010   12.748   14.608
    9301   16.584    1.000   -2.920 3812.640   12.671 9301.080   12.671   14.616
    9302   16.695    1.000   -2.830 3838.370   12.844 9301.150   12.844   14.624
    9303   16.744    1.000   -2.770 3849.620   12.931 9301.220   12.931   14.632
    9304   16.856    1.000   -2.770 3875.340   13.086 9301.290   13.086   14.640
    9305   16.924    1.000   -2.740 3890.850   13.192 9302.050   13.192   14.647
    9306   16.893    1.000   -2.730 3883.680   13.182 9302.120   13.182   14.655
    9307   17.032    1.000   -2.710 3915.780   13.356 9302.190   13.356   14.663
    9308   17.111    1.000   -2.690 3933.890   13.531 9302.260   13.531   14.670
    9309   17.173    1.000   -2.710 3948.090   13.783 9303.050   13.783   14.678
    9310   17.054    1.000   -2.670 3920.890   13.589 9303.120   13.589   14.686
    9311   17.155    1.000   -2.660 3944.100   13.686 9303.190   13.686   14.693
    9312   17.118    1.000   -2.650 3935.600   13.637 9303.260   13.637   14.701
    9313   17.135    1.000   -2.660 3939.420   13.579 9304.020   13.579   14.708
    9314   17.253    1.000   -2.670 3966.440   13.559 9304.090   13.559   14.716
    9315   17.305    1.000   -2.640 3978.560   13.618 9304.160   13.618   14.723
    9316   17.339    1.000   -2.630 3986.330   13.608 9304.230   13.608   14.731
    9317   17.315    1.000   -2.610 3980.750   13.618 9304.300   13.618   14.738
    9318   17.372    1.000   -2.620 3993.950   13.618 9305.070   13.618   14.745
    9319   17.312    1.000   -2.590 3980.180   13.608 9305.140   13.608   14.753
    9320   17.248    1.000   -2.600 3965.500   13.579 9305.210   13.579   14.760
    9321   17.248    1.000   -2.590 3965.500   13.618 9305.280   13.618   14.768
    9322   17.264    1.000   -2.620 3969.080   13.608 9306.040   13.608   14.775
    9323   17.366    1.000   -2.620 3992.630   13.559 9306.110   13.559   14.782
    9324   17.386    1.000   -2.620 3997.040   13.579 9306.180   13.579   14.790
    9325   17.468    1.000   -2.620 4015.910   13.569 9306.250   13.569   14.797
    9326   17.552    1.000   -2.630 4035.360   13.618 9307.020   13.618   14.805
    9327   17.559    1.000   -2.630 4036.960   13.667 9307.090   13.667   14.812
    9328   17.589    1.000   -2.640 4043.830   13.687 9307.160   13.687   14.820
    9329   17.461    1.000   -2.630 4014.380   13.727 9307.230   13.727   14.827
    9330   17.541    1.000   -2.650 4032.860   13.727 9307.300   13.727   14.835
    9331   17.559    1.000   -2.650 4036.880   13.815 9308.060   13.815   14.842
    9332   17.633    1.000   -2.640 4053.860   13.825 9308.130   13.825   14.850
    9333   17.698    1.000   -2.640 4068.870   13.875 9308.200   13.875   14.857
    9334   17.778    1.000   -2.640 4087.190   14.172 9308.270   14.172   14.865
    9335   17.906    1.000   -2.640 4116.680   14.410 9309.030   14.410   14.872
    9336   17.902    1.000   -2.640 4115.810   14.410 9309.100   14.410   14.880
    9337   17.856    1.000   -2.640 4105.100   14.261 9309.170   14.261   14.887
    9338   17.879    1.000   -2.650 4110.420   14.221 9309.240   14.221   14.895
    9339   17.913    1.000   -2.650 4118.210   14.311 9310.010   14.311   14.902
    9340   17.977    1.000   -2.680 4133.050   14.470 9310.080   14.470   14.910
    9341   18.019    1.000   -2.640 4142.560   14.639 9310.150   14.639   14.918
    9342   17.932    1.000   -2.650 4122.700   14.301 9310.220   14.301   14.925
    9343   17.912    1.000   -2.640 4118.150   14.271 9310.290   14.271   14.933
    9344   17.786    1.000   -2.660 4088.980   13.892 9311.050   13.892   14.940
    9345   17.848    1.000   -2.650 4103.280   14.051 9311.120   14.051   14.948
    9346   17.789    1.000   -2.670 4089.730   13.842 9311.190   13.842   14.955
    9347   17.858    1.000   -2.670 4105.680   13.842 9311.260   13.842   14.963
    9348   17.851    1.000   -2.690 4104.030   13.842 9312.030   13.842   14.971
    9349   17.867    1.000   -2.690 4107.700   13.892 9312.100   13.892   14.979
    9350   17.892    1.000   -2.690 4113.450   13.847 9312.170   13.847   14.986
    9351   17.942    1.000   -2.710 4124.960   13.807 9312.240   13.807   14.994
    9352   17.906    1.000   -2.720 4116.710   13.706 9312.310   13.706   15.002
    9401   18.019    1.000   -2.750 4142.630   13.807 9401.070   13.807   15.010
    9402   17.997    1.000   -2.710 4137.630   13.807 9401.140   13.807   15.018
    9403   18.049    1.000   -2.690 4149.640   13.897 9401.210   13.897   15.025
    9404   18.087    1.000   -2.680 4158.350   14.029 9401.280   14.029   15.033
    9405   17.939    1.000   -2.680 4124.340   13.776 9402.040   13.776   15.041
    9406   17.934    1.000   -2.710 4123.080   13.715 9402.110   13.715   15.049
    9407   17.857    1.000   -2.750 4105.370   13.472 9402.180   13.472   15.056
    9408   17.809    1.000   -2.770 4094.280   13.350 9402.250   13.350   15.064
    9409   17.719    1.000   -2.790 4073.780   13.401 9403.040   13.401   15.072
    9410   17.700    1.000   -2.810 4069.270   13.401 9403.110   13.401   15.080
    9411   17.668    1.000   -2.830 4061.910   13.411 9403.180   13.411   15.088
    9412   17.634    1.000   -2.860 4054.140   13.411 9403.250   13.411   15.097
    9413   17.593    1.000   -2.930 4044.810   13.432 9404.010   13.432   15.105
    9414   17.501    1.000   -2.970 4023.460   13.411 9404.080   13.411   15.113
    9415   17.502    1.000   -3.000 4023.860   13.442 9404.150   13.442   15.122
    9416   17.500    1.000   -3.040 4023.350   13.574 9404.220   13.574   15.131
    9417   17.474    1.000   -3.130 4017.270   13.472 9404.290   13.472   15.140
    9418   17.315    1.000   -3.150 3980.770   13.165 9405.060   13.165   15.149
    9419   17.372    1.000   -3.240 3993.830   13.257 9405.130   13.257   15.158
    9420   17.548    1.000   -3.310 4034.280   13.503 9405.200   13.503   15.167
    9421   17.497    1.000   -3.470 4022.560   13.400 9405.270   13.400   15.177
    9422   17.584    1.000   -3.510 4042.700   13.400 9406.030   13.400   15.187
    9423   17.614    1.000   -3.570 4049.550   13.410 9406.100   13.410   15.197
    9424   17.593    1.000   -3.590 4044.640   13.410 9406.170   13.410   15.208
    9425   17.541    1.000   -3.630 4032.870   13.421 9406.240   13.421   15.218
    9426   17.505    1.000   -3.640 4024.390   13.421 9407.010   13.421   15.229
    9427   17.482    1.000   -3.700 4019.120   13.431 9407.080   13.431   15.239
    9428   17.604    1.000   -3.750 4047.300   13.441 9407.150   13.441   15.250
    9429   17.590    1.000   -3.780 4044.020   13.441 9407.220   13.441   15.261
    9430   17.720    1.000   -3.800 4073.960   13.452 9407.290   13.452   15.272
    9431   17.626    1.000   -3.830 4052.340   13.462 9408.050   13.462   15.283
    9432   17.640    1.000   -3.850 4055.560   13.452 9408.120   13.452   15.294
    9433   17.679    1.000   -3.880 4064.460   13.452 9408.190   13.452   15.306
    9434   17.728    1.000   -4.030 4075.830   13.452 9408.260   13.452   15.317
    9435   17.774    1.000   -4.080 4086.430   13.483 9409.020   13.483   15.329
    9436   17.679    1.000   -4.120 4064.380   13.493 9409.090   13.493   15.341
    9437   17.666    1.000   -4.140 4061.490   13.493 9409.160   13.493   15.353
    9438   17.639    1.000   -4.170 4055.380   13.504 9409.230   13.504   15.365
    9439   17.620    1.000   -4.200 4050.920   13.514 9409.300   13.514   15.378
    9440   17.613    1.000   -4.260 4049.270   13.514 9410.070   13.514   15.390
    9441   17.678    1.000   -4.290 4064.260   13.524 9410.140   13.524   15.403
    9442   17.606    1.000   -4.310 4047.610   13.535 9410.210   13.535   15.415
    9443   17.628    1.000   -4.350 4052.860   13.545 9410.280   13.545   15.428
    9444   17.528    1.000   -4.400 4029.800   13.566 9411.040   13.566   15.441
    9445   17.547    1.000   -4.410 4034.230   13.619 9411.110   13.619   15.454
    9446   17.523    1.000   -4.500 4028.560   13.587 9411.180   13.587   15.467
    9447   17.617    1.000   -4.770 4050.350   13.577 9411.250   13.577   15.480
    9448   17.570    1.000   -4.840 4039.390   13.566 9412.020   13.566   15.494
    9449   17.557    1.000   -4.910 4036.530   13.556 9412.090   13.556   15.509
    9450   17.510    1.000   -4.970 4025.620   13.656 9412.160   13.656   15.523
    9451   17.499    1.000   -5.040 4023.190   13.708 9412.230   13.708   15.538
    9452   17.540    1.000   -5.120 4032.430   13.645 9412.300   13.645   15.553
    9501   17.552    1.000   -5.180 4035.250   13.687 9501.060   13.687   15.569
    9502   17.707    1.000   -5.180 4070.840   13.656 9501.130   13.656   15.584
    9503   17.654    1.000   -5.160 4058.640   13.656 9501.200   13.656   15.599
    9504   17.806    1.000   -5.170 4093.640   13.666 9501.270   13.666   15.615
    9505   17.895    1.000   -5.230 4114.080   13.677 9502.030   13.677   15.630
    9506   17.862    1.000   -5.370 4106.660   13.539 9502.100   13.539   15.646
    9507   18.000    1.000   -5.430 4138.360   13.592 9502.170   13.592   15.662
    9508   18.114    1.000   -5.480 4164.460   13.773 9502.240   13.773   15.678
    9509   18.123    1.000   -5.490 4166.500   13.826 9503.030   13.826   15.695
    9510   18.164    1.000   -5.490 4176.060   13.858 9503.100   13.858   15.711
    9511   18.283    1.000   -5.500 4203.280   13.869 9503.170   13.869   15.728
    9512   18.328    1.000   -5.520 4213.770   13.858 9503.240   13.858   15.745
    9513   18.275    1.000   -5.530 4201.540   13.869 9503.310   13.869   15.761
    9514   18.374    1.000   -5.580 4224.270   13.880 9504.070   13.880   15.778
    9515   18.459    1.000   -5.530 4243.730   13.912 9504.140   13.912   15.795
    9516   18.516    1.000   -5.540 4256.900   13.912 9504.210   13.912   15.812
    9517   18.488    1.000   -5.510 4250.520   13.923 9504.280   13.923   15.828
    9518   18.728    1.000   -5.530 4305.590   13.933 9505.050   13.933   15.845
    9519   18.744    1.000   -5.510 4309.440   13.966 9505.120   13.966   15.862
    9520   18.774    1.000   -5.520 4316.320   13.955 9505.190   13.955   15.879
    9521   18.927    1.000   -5.510 4351.360   13.966 9505.260   13.966   15.896
    9522   19.157    1.000   -5.510 4404.230   14.009 9506.020   14.009   15.912
    9523   18.947    1.000   -5.500 4355.950   13.976 9506.090   13.976   15.929
    9524   19.108    1.000   -5.490 4392.950   13.987 9506.160   13.987   15.946
    9525   19.205    1.000   -5.490 4415.370   13.998 9506.230   13.998   15.963
    9526   19.138    1.000   -5.460 4399.860   13.998 9506.300   13.998   15.980
    9527   19.287    1.000   -5.470 4434.240   14.030 9507.070   14.030   15.996
    9528   19.227    1.000   -5.420 4420.460   14.030 9507.140   14.030   16.013
    9529   19.058    1.000   -5.340 4381.430   14.009 9507.210   14.009   16.030
    9530   19.099    1.000   -5.320 4391.060   14.031 9507.280   14.031   16.046
    9531   19.131    1.000   -5.310 4398.410   14.052 9508.040   14.052   16.062
    9532   19.073    1.000   -5.290 4384.990   14.052 9508.110   14.052   16.079
    9533   19.086    1.000   -5.270 4388.050   14.052 9508.180   14.052   16.095
    9534   19.245    1.000   -5.270 4424.540   14.063 9508.250   14.063   16.111
    9535   19.330    1.000   -5.250 4443.980   14.107 9509.010   14.107   16.128
    9536   19.334    1.000   -5.250 4444.870   14.129 9509.080   14.129   16.144
    9537   19.428    1.000   -5.240 4466.480   14.129 9509.150   14.129   16.160
    9538   19.370    1.000   -5.250 4453.290   14.129 9509.220   14.129   16.176
    9539   19.416    1.000   -5.210 4463.800   14.129 9509.290   14.129   16.193
    9540   19.500    1.000   -5.290 4483.210   14.151 9510.060   14.151   16.209
    9541   19.579    1.000   -5.200 4501.230   14.392 9510.130   14.392   16.225
    9542   19.553    1.000   -5.210 4495.410   14.304 9510.200   14.304   16.242
    9543   19.607    1.000   -5.200 4507.710   14.238 9510.270   14.238   16.258





                                        Comparison of change
Rightime Government Securities Fund     in value of $10,000
Shearson Lehman Hutton                  investment in the
  U.S. Treasury Intermediate Index      Rightime Government
Money Market Fund Index                 Securities Fund,
                                        Shearson Lehman
                                        Hutton U.S. Treasury
                                        Intermediate Index
                                        and Money Market
                                        Fund Index.








                                                         October 31, 1995

Rightime                                      The Rightime Blue Chip Fund
Family of Funds                                    Performance Comparison
-------------------------------------------------------------------------


Our fiscal year ending October 31, 1995 was an excellent year for equity investments, especially those invested in blue chip stocks. Stocks rallied as the uncertainty and gloom of 1994 dissipated. Prices were driven higher by strong earnings growth and declining interest rates. Large-capitalization stocks outperformed mid-cap and small-cap stocks overall and the volatile technology sector was the rally's performance leader.

Guided by the Rightime Market Model (RTMM(registered trademark)),
Rightime Blue Chip Fund established a fully invested position in early February 1995. The model provided the discipline to invest in equities even though blue chip stock indexes were at new highs.

Fiscal 1994 was a turbulent year marked by a struggle between good earnings and rising interest rates. As 1995 began, the strong earnings continued, and the negative of rising rates turned positive as rates began to decline. RTMM(registered trademark) recognized this change and the effect on equity valuations, keeping the Fund's assets fully invested in stocks. In hindsight, we can see that this was an excellent buying opportunity as blue chip stocks have posted significant returns. The Fund remains fully invested, and continues to adhere to the allocations determined by the Rightime Market Model (RTMM(registered trademark)). The Fund utilizes a large-capitalization broadly diversified portfolio of stocks as its equity holding.


--------------------------------------------------
              Average Annual Total Return
--------------------------------------------------
                                  Since Inception
        1 Year        5 Years      July 22, 1987
--------------------------------------------------
        16.50%         11.11%          8.94%
--------------------------------------------------


Performance Comparison

The "Performance Comparison" chart assesses the Rightime Blue Chip Fund's performance against the S&P 500 Index, an unmanaged index of common stock prices. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Blue Chip Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the S&P 500 Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


Performance Comparison



THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        sp_500_ndx.w.f0   rtmmyld.w         rightime_bcf.temp rightime_bcf.temp
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  8728    7.349    1.000   -9.190    7.349    8.934 8707.100    8.934   10.000
mx  9543   24.746    1.000   -2.590   24.746   20.583 9510.270   20.583   15.780
cl  9543   24.431    1.000   -5.200   24.431   20.310 9510.270   20.310   15.780

xb   434   14.617    1.000   -5.496   14.617   13.565 9123.119   13.565   13.093
sd          4.186    0.000    2.009    4.186    2.914  242.142    2.914    1.677
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime_bcf.temp ->          3.323    0.489    0.475    8.881   -0.069    9.743
sp_500_ndx.w.f0   ->          0.000    1.000    1.000   11.324    0.000   13.714
defensive         ->          5.624    0.001    0.001    5.631    1.102    0.278
--------------------------------------------------------------------------------
    8728   10.000    1.000   -6.060   10.000   10.000 8707.100   10.000   10.000
    8729   10.207    1.000   -6.050   10.207    9.525 8707.170    9.525   10.012
    8730   10.040    1.000   -6.010   10.040    9.525 8707.240    9.525   10.023
    8731   10.351    1.000   -5.950   10.351    9.529 8707.310    9.529   10.035
    8732   10.497    1.000   -5.990   10.497    9.536 8708.070    9.536   10.046
    8733   10.860    1.000   -6.000   10.860    9.544 8708.140    9.544   10.058
    8734   10.928    1.000   -6.000   10.928    9.548 8708.210    9.548   10.069
    8735   10.645    1.000   -5.990   10.645    9.555 8708.280    9.555   10.081
    8736   10.314    1.000   -6.030   10.314    9.563 8709.040    9.563   10.093
    8737   10.492    1.000   -6.040   10.492    9.571 8709.110    9.571   10.104
    8738   10.265    1.000   -6.040   10.265    9.582 8709.180    9.582   10.116
    8739   10.444    1.000   -6.250   10.444    9.590 8709.250    9.590   10.128
    8740   10.707    1.000   -6.340   10.707    9.597 8710.020    9.597   10.140
    8741   10.157    1.000   -6.450   10.157    9.605 8710.090    9.605   10.152
    8742    9.236    1.000   -6.560    9.236    9.616 8710.160    9.616   10.165
    8743    8.115    1.000   -6.700    8.115    9.624 8710.230    9.624   10.177
    8744    8.237    1.000   -6.530    8.237    9.632 8710.300    9.632   10.191
    8745    8.197    1.000   -6.470    8.197    9.521 8711.060    9.521   10.203
    8746    8.046    1.000   -6.490    8.046    9.464 8711.130    9.464   10.216
    8747    7.932    1.000   -6.470    7.932    9.266 8711.200    9.266   10.229
    8748    7.882    1.000   -6.430    7.882    9.293 8711.270    9.293   10.241
    8749    7.349    1.000   -6.420    7.349    8.934 8712.040    8.934   10.254
    8750    7.728    1.000   -6.460    7.728    9.194 8712.110    9.194   10.267
    8751    8.188    1.000   -6.510    8.188    9.670 8712.180    9.670   10.279
    8752    8.287    1.000   -6.610    8.287    9.788 8712.250    9.788   10.292
    8753    8.130    1.000   -6.690    8.130    9.558 8801.010    9.558   10.305
    8801    8.015    1.000   -6.800    8.015    9.386 8801.080    9.386   10.318
    8802    8.305    1.000   -6.570    8.305    9.715 8801.150    9.715   10.332
    8803    8.128    1.000   -6.480    8.128    9.516 8801.220    9.516   10.345
    8804    8.482    1.000   -6.390    8.482    9.910 8801.290    9.910   10.358
    8805    8.286    1.000   -6.330    8.286    9.692 8802.050    9.692   10.370
    8806    8.512    1.000   -6.230    8.512    9.933 8802.120    9.933   10.383
    8807    8.649    1.000   -6.140    8.649   10.041 8802.190   10.041   10.395
    8808    8.683    1.000   -6.160    8.683   10.117 8802.260   10.117   10.408
    8809    8.849    1.000   -6.100    8.849   10.305 8803.040   10.305   10.420
    8810    8.777    1.000   -6.050    8.777   10.217 8803.110   10.217   10.432
    8811    8.987    1.000   -6.060    8.987   10.412 8803.180   10.412   10.444
    8812    8.575    1.000   -6.040    8.575    9.872 8803.250    9.872   10.456
    8813    8.593    1.000   -6.040    8.593    9.922 8804.010    9.922   10.469
    8814    8.950    1.000   -6.050    8.950   10.156 8804.080   10.156   10.481
    8815    8.635    1.000   -6.100    8.635   10.167 8804.150   10.167   10.493
    8816    8.654    1.000   -6.090    8.654   10.178 8804.220   10.178   10.505
    8817    8.700    1.000   -6.140    8.700   10.186 8804.290   10.186   10.517
    8818    8.578    1.000   -6.130    8.578   10.198 8805.060   10.198   10.530
    8819    8.561    1.000   -6.140    8.561   10.205 8805.130   10.205   10.542
    8820    8.443    1.000   -6.270    8.443   10.213 8805.200   10.213   10.555
    8821    8.462    1.000   -6.290    8.462   10.224 8805.270   10.224   10.567
    8822    8.904    1.000   -6.370    8.904   10.236 8806.030   10.236   10.580
    8823    9.071    1.000   -6.420    9.071   10.244 8806.100   10.244   10.593
    8824    9.058    1.000   -6.500    9.058   10.205 8806.170   10.205   10.606
    8825    9.169    1.000   -6.560    9.169   10.324 8806.240   10.324   10.619
    8826    9.108    1.000   -6.500    9.108   10.255 8807.010   10.255   10.633
    8827    9.056    1.000   -6.680    9.056   10.190 8807.080   10.190   10.646
    8828    9.130    1.000   -6.700    9.130   10.263 8807.150   10.263   10.659
    8829    8.956    1.000   -6.810    8.956    9.930 8807.220    9.930   10.673
    8830    9.142    1.000   -6.910    9.142    9.926 8807.290    9.926   10.687
    8831    9.119    1.000   -6.950    9.119    9.930 8808.050    9.930   10.701
    8832    8.836    1.000   -6.980    8.836    9.945 8808.120    9.945   10.715
    8833    8.765    1.000   -7.140    8.765    9.956 8808.190    9.956   10.730
    8834    8.752    1.000   -7.220    8.752    9.964 8808.260    9.964   10.745
    8835    8.920    1.000   -7.270    8.920    9.976 8809.020    9.976   10.759
    8836    9.006    1.000   -7.370    9.006    9.983 8809.090    9.983   10.774
    8837    9.141    1.000   -7.390    9.141    9.987 8809.160    9.987   10.790
    8838    9.118    1.000   -7.420    9.118    9.983 8809.230    9.983   10.805
    8839    9.197    1.000   -7.430    9.197   10.018 8809.300   10.018   10.820
    8840    9.412    1.000   -7.480    9.412   10.221 8810.070   10.221   10.836
    8841    9.331    1.000   -7.470    9.331   10.129 8810.140   10.129   10.851
    8842    9.614    1.000   -7.490    9.614   10.408 8810.210   10.408   10.867
    8843    9.446    1.000   -7.540    9.446   10.224 8810.280   10.224   10.882
    8844    9.378    1.000   -7.550    9.378   10.159 8811.040   10.159   10.898
    8845    9.099    1.000   -7.560    9.099    9.872 8811.110    9.872   10.914
    8846    9.057    1.000   -7.600    9.057    9.822 8811.180    9.822   10.930
    8847    9.089    1.000   -7.680    9.089    9.769 8811.250    9.769   10.946
    8848    9.251    1.000   -7.750    9.251    9.776 8812.020    9.776   10.962
    8849    9.435    1.000   -7.850    9.435    9.765 8812.090    9.765   10.978
    8850    9.417    1.000   -7.950    9.417    9.788 8812.160    9.788   10.995
    8851    9.477    1.000   -8.090    9.477    9.803 8812.230    9.803   11.011
    8852    9.478    1.000   -8.180    9.478    9.807 8812.300    9.807   11.028
    8901    9.586    1.000   -8.390    9.586    9.807 8901.060    9.807   11.046
    8902    9.702    1.000   -8.280    9.702    9.909 8901.130    9.909   11.064
    8903    9.802    1.000   -8.350    9.802   10.003 8901.200   10.003   11.081
    8904   10.055    1.000   -8.380   10.055   10.257 8901.270   10.257   11.099
    8905   10.169    1.000   -8.400   10.169   10.375 8902.030   10.375   11.117
    8906   10.006    1.000   -8.370   10.006   10.224 8902.100   10.224   11.135
    8907   10.175    1.000   -8.440   10.175   10.396 8902.170   10.396   11.152
    8908    9.852    1.000   -8.520    9.852   10.052 8902.240   10.052   11.171
    8909    9.997    1.000   -8.650    9.997   10.048 8903.030   10.048   11.189
    8910   10.062    1.000   -8.750   10.062   10.057 8903.100   10.057   11.207
    8911   10.062    1.000   -8.850   10.062   10.085 8903.170   10.085   11.226
    8912    9.941    1.000   -8.950    9.941   10.085 8903.240   10.085   11.245
    8913   10.151    1.000   -9.040   10.151   10.102 8903.310   10.102   11.264
    8914   10.237    1.000   -9.080   10.237   10.106 8904.070   10.106   11.284
    8915   10.389    1.000   -9.140   10.389   10.122 8904.140   10.122   11.304
    8916   10.681    1.000   -9.190   10.681   10.146 8904.210   10.146   11.323
    8917   10.690    1.000   -9.190   10.690   10.183 8904.280   10.183   11.343
    8918   10.627    1.000   -9.150   10.627   10.130 8905.050   10.130   11.363
    8919   10.850    1.000   -9.150   10.850   10.343 8905.120   10.343   11.383
    8920   11.114    1.000   -9.160   11.114   10.404 8905.190   10.404   11.403
    8921   11.133    1.000   -9.140   11.133   10.404 8905.260   10.404   11.423
    8922   11.277    1.000   -9.110   11.277   10.522 8906.020   10.522   11.443
    8923   11.325    1.000   -9.080   11.325   10.563 8906.090   10.563   11.463
    8924   11.148    1.000   -8.940   11.148   10.392 8906.160   10.392   11.483
    8925   11.386    1.000   -8.890   11.386   10.616 8906.230   10.616   11.503
    8926   11.046    1.000   -8.890   11.046   10.294 8906.300   10.294   11.523
    8927   11.294    1.000   -8.850   11.294   10.522 8907.070   10.522   11.542
    8928   11.543    1.000   -8.750   11.543   10.743 8907.140   10.743   11.562
    8929   11.691    1.000   -8.660   11.691   10.866 8907.210   10.866   11.581
    8930   11.917    1.000   -8.600   11.917   11.070 8907.280   11.070   11.601
    8931   11.986    1.000   -8.470   11.986   11.135 8908.040   11.135   11.620
    8932   12.022    1.000   -8.330   12.022   11.168 8908.110   11.168   11.639
    8933   12.075    1.000   -8.330   12.075   11.209 8908.180   11.209   11.657
    8934   12.239    1.000   -8.340   12.239   11.348 8908.250   11.348   11.676
    8935   12.359    1.000   -8.290   12.359   11.454 8909.010   11.454   11.694
    8936   12.192    1.000   -8.240   12.192   11.295 8909.080   11.295   11.713
    8937   12.071    1.000   -8.270   12.071   11.172 8909.150   11.172   11.732
    8938   12.148    1.000   -8.260   12.148   11.176 8909.220   11.176   11.750
    8939   12.229    1.000   -8.260   12.229   11.315 8909.290   11.315   11.769
    8940   12.574    1.000   -8.280   12.574   11.634 8910.060   11.634   11.787
    8941   11.701    1.000   -8.260   11.701   10.808 8910.130   10.808   11.806
    8942   12.183    1.000   -8.210   12.183   11.135 8910.200   11.135   11.825
    8943   11.766    1.000   -8.140   11.766   11.135 8910.270   11.135   11.843
    8944   11.863    1.000   -8.120   11.863   11.160 8911.030   11.160   11.862
    8945   11.923    1.000   -8.070   11.923   11.160 8911.100   11.160   11.880
    8946   12.019    1.000   -8.010   12.019   11.250 8911.170   11.250   11.899
    8947   12.110    1.000   -7.990   12.110   11.327 8911.240   11.327   11.917
    8948   12.352    1.000   -7.930   12.352   11.548 8912.010   11.548   11.935
    8949   12.291    1.000   -7.940   12.291   11.577 8912.080   11.577   11.953
    8950   12.350    1.000   -7.900   12.350   11.605 8912.150   11.605   11.972
    8951   12.262    1.000   -7.910   12.262   11.618 8912.220   11.618   11.990
    8952   12.481    1.000   -7.870   12.481   11.725 8912.290   11.725   12.008
    9001   12.446    1.000   -8.060   12.446   11.669 9001.050   11.669   12.026
    9002   12.020    1.000   -7.800   12.020   11.259 9001.120   11.259   12.045
    9003   12.000    1.000   -7.740   12.000   11.168 9001.190   11.168   12.063
    9004   11.535    1.000   -7.700   11.535   11.229 9001.260   11.229   12.081
    9005   11.724    1.000   -7.700   11.724   11.216 9002.020   11.216   12.098
    9006   11.827    1.000   -7.660   11.827   11.342 9002.090   11.342   12.116
    9007   11.803    1.000   -7.650   11.803   11.316 9002.160   11.316   12.134
    9008   11.506    1.000   -7.650   11.506   11.028 9002.230   11.028   12.152
    9009   11.918    1.000   -7.650   11.918   11.416 9003.020   11.416   12.170
    9010   12.011    1.000   -7.630   12.011   11.503 9003.090   11.503   12.188
    9011   12.160    1.000   -7.650   12.160   11.634 9003.160   11.634   12.205
    9012   12.001    1.000   -7.670   12.001   11.477 9003.230   11.477   12.223
    9013   12.105    1.000   -7.690   12.105   11.573 9003.300   11.573   12.241
    9014   12.119    1.000   -7.670   12.119   11.582 9004.060   11.582   12.259
    9015   12.279    1.000   -7.690   12.279   11.721 9004.130   11.721   12.277
    9016   11.959    1.000   -7.690   11.959   11.808 9004.200   11.808   12.296
    9017   11.754    1.000   -7.690   11.754   11.817 9004.270   11.817   12.314
    9018   12.094    1.000   -7.670   12.094   11.821 9005.040   11.821   12.332
    9019   12.589    1.000   -7.660   12.589   11.839 9005.110   11.839   12.350
    9020   12.692    1.000   -7.700   12.692   11.808 9005.180   11.808   12.368
    9021   12.699    1.000   -7.680   12.699   11.821 9005.250   11.821   12.386
    9022   13.015    1.000   -7.680   13.015   12.109 9006.010   12.109   12.405
    9023   12.865    1.000   -7.670   12.865   11.965 9006.080   11.965   12.423
    9024   13.024    1.000   -7.650   13.024   12.113 9006.150   12.113   12.441
    9025   12.764    1.000   -7.670   12.765   11.861 9006.220   11.861   12.459
    9026   12.866    1.000   -7.670   12.866   11.826 9006.290   11.826   12.478
    9027   12.889    1.000   -7.680   12.889   11.826 9007.060   11.826   12.496
    9028   13.217    1.000   -7.650   13.217   12.109 9007.130   12.109   12.515
    9029   13.020    1.000   -7.660   13.020   11.926 9007.200   11.926   12.533
    9030   12.734    1.000   -7.590   12.734   11.708 9007.270   11.708   12.551
    9031   12.434    1.000   -7.560   12.434   11.730 9008.030   11.730   12.570
    9032   12.105    1.000   -7.500   12.105   11.730 9008.100   11.730   12.588
    9033   11.836    1.000   -7.500   11.836   11.752 9008.170   11.752   12.606
    9034   11.255    1.000   -7.510   11.255   11.773 9008.240   11.773   12.624
    9035   11.663    1.000   -7.480   11.663   11.813 9008.310   11.813   12.642
    9036   11.702    1.000   -7.470   11.702   11.773 9009.070   11.773   12.660
    9037   11.472    1.000   -7.470   11.472   11.821 9009.140   11.821   12.678
    9038   11.281    1.000   -7.460   11.281   11.808 9009.210   11.808   12.697
    9039   11.098    1.000   -7.470   11.098   11.839 9009.280   11.839   12.715
    9040   11.305    1.000   -7.480   11.305   11.826 9010.050   11.826   12.733
    9041   10.897    1.000   -7.480   10.897   11.338 9010.120   11.338   12.751
    9042   11.358    1.000   -7.440   11.358   11.429 9010.190   11.429   12.770
    9043   11.084    1.000   -7.450   11.084   11.425 9010.260   11.425   12.788
    9044   11.353    1.000   -7.420   11.353   11.429 9011.020   11.429   12.806
    9045   11.430    1.000   -7.380   11.430   11.438 9011.090   11.438   12.824
    9046   11.562    1.000   -7.340   11.562   11.473 9011.160   11.473   12.842
    9047   11.497    1.000   -7.350   11.497   11.329 9011.230   11.329   12.861
    9048   11.766    1.000   -7.270   11.766   11.595 9011.300   11.595   12.879
    9049   11.977    1.000   -7.270   11.977   11.791 9012.070   11.791   12.897
    9050   11.951    1.000   -7.220   11.951   11.756 9012.140   11.756   12.915
    9051   12.140    1.000   -7.170   12.140   11.939 9012.210   11.939   12.932
    9052   12.038    1.000   -7.160   12.038   11.831 9012.280   11.831   12.950
    9101   11.764    1.000   -7.380   11.764   11.553 9101.040   11.553   12.968
    9102   11.560    1.000   -7.090   11.560   11.349 9101.110   11.349   12.986
    9103   12.191    1.000   -6.910   12.191   11.958 9101.180   11.958   13.004
    9104   12.340    1.000   -6.790   12.340   12.099 9101.250   12.099   13.021
    9105   12.604    1.000   -6.760   12.604   12.352 9102.010   12.352   13.038
    9106   13.211    1.000   -6.650   13.211   12.951 9102.080   12.951   13.055
    9107   13.576    1.000   -6.450   13.576   13.302 9102.150   13.302   13.072
    9108   13.458    1.000   -6.350   13.458   13.185 9102.220   13.185   13.088
    9109   13.644    1.000   -6.290   13.644   13.360 9103.010   13.360   13.104
    9110   13.817    1.000   -6.190   13.817   13.526 9103.080   13.526   13.120
    9111   13.774    1.000   -6.150   13.774   13.477 9103.150   13.477   13.135
    9112   13.557    1.000   -6.060   13.557   13.258 9103.220   13.258   13.151
    9113   13.851    1.000   -6.040   13.851   13.526 9103.290   13.526   13.166
    9114   13.865    1.000   -6.020   13.865   13.536 9104.050   13.536   13.181
    9115   14.060    1.000   -5.940   14.060   13.721 9104.120   13.721   13.197
    9116   14.210    1.000   -5.820   14.210   13.857 9104.190   13.857   13.212
    9117   14.028    1.000   -5.790   14.028   13.667 9104.260   13.667   13.226
    9118   14.103    1.000   -5.740   14.103   13.735 9105.030   13.735   13.241
    9119   13.924    1.000   -5.650   13.924   13.570 9105.100   13.570   13.256
    9120   13.810    1.000   -5.580   13.810   13.458 9105.170   13.458   13.270
    9121   14.008    1.000   -5.580   14.008   13.648 9105.240   13.648   13.284
    9122   14.475    1.000   -5.530   14.475   14.091 9105.310   14.091   13.298
    9123   14.098    1.000   -5.510   14.098   13.726 9106.070   13.726   13.312
    9124   14.214    1.000   -5.480   14.214   13.711 9106.140   13.711   13.327
    9125   14.054    1.000   -5.480   14.054   13.745 9106.210   13.745   13.341
    9126   13.818    1.000   -5.480   13.818   13.769 9106.280   13.769   13.355
    9127   13.936    1.000   -5.500   13.936   13.740 9107.050   13.740   13.369
    9128   14.175    1.000   -5.460   14.175   13.726 9107.120   13.726   13.383
    9129   14.332    1.000   -5.470   14.332   13.735 9107.190   13.735   13.397
    9130   14.218    1.000   -5.460   14.218   13.769 9107.260   13.769   13.411
    9131   14.460    1.000   -5.450   14.460   13.784 9108.020   13.784   13.425
    9132   14.467    1.000   -5.440   14.467   13.799 9108.090   13.799   13.439
    9133   14.418    1.000   -5.400   14.418   13.813 9108.160   13.813   13.453
    9134   14.749    1.000   -5.350   14.749   13.808 9108.230   13.808   13.467
    9135   14.805    1.000   -5.310   14.805   13.833 9108.300   13.833   13.481
    9136   14.577    1.000   -5.260   14.577   13.614 9109.060   13.614   13.494
    9137   14.379    1.000   -5.260   14.379   13.424 9109.130   13.424   13.508
    9138   14.551    1.000   -5.210   14.551   13.584 9109.200   13.584   13.522
    9139   14.484    1.000   -5.180   14.484   13.511 9109.270   13.511   13.535
    9140   14.318    1.000   -5.160   14.318   13.355 9110.040   13.355   13.549
    9141   14.335    1.000   -5.080   14.335   13.360 9110.110   13.360   13.562
    9142   14.759    1.000   -5.020   14.759   13.750 9110.180   13.750   13.575
    9143   14.455    1.000   -5.020   14.455   13.458 9110.250   13.458   13.588
    9144   14.732    1.000   -4.970   14.732   13.706 9111.010   13.706   13.601
    9145   14.800    1.000   -4.930   14.800   13.784 9111.080   13.784   13.614
    9146   14.422    1.000   -4.810   14.422   13.419 9111.150   13.419   13.627
    9147   14.187    1.000   -4.780   14.187   13.195 9111.220   13.195   13.640
    9148   14.161    1.000   -4.700   14.161   13.161 9111.290   13.161   13.652
    9149   14.316    1.000   -4.660   14.316   13.297 9112.060   13.297   13.664
    9150   14.528    1.000   -4.630   14.528   13.482 9112.130   13.482   13.677
    9151   14.634    1.000   -4.590   14.634   13.579 9112.200   13.579   13.689
    9152   15.377    1.000   -4.530   15.377   14.256 9112.270   14.256   13.701
    9201   15.872    1.000   -4.510   15.872   14.700 9201.030   14.700   13.713
    9202   15.720    1.000   -4.400   15.720   14.552 9201.100   14.552   13.725
    9203   15.871    1.000   -4.190   15.871   14.690 9201.170   14.690   13.736
    9204   15.752    1.000   -4.050   15.752   14.567 9201.240   14.567   13.747
    9205   15.506    1.000   -3.990   15.506   14.330 9201.310   14.330   13.758
    9206   15.602    1.000   -3.920   15.602   14.429 9202.070   14.429   13.768
    9207   15.663    1.000   -3.850   15.663   14.493 9202.140   14.493   13.779
    9208   15.633    1.000   -3.780   15.633   14.453 9202.210   14.453   13.789
    9209   15.689    1.000   -3.780   15.689   14.493 9202.280   14.493   13.799
    9210   15.383    1.000   -3.750   15.383   14.503 9203.060   14.503   13.809
    9211   15.449    1.000   -3.720   15.449   14.513 9203.130   14.513   13.819
    9212   15.661    1.000   -3.720   15.661   14.547 9203.200   14.547   13.829
    9213   15.373    1.000   -3.730   15.373   14.513 9203.270   14.513   13.839
    9214   15.308    1.000   -3.730   15.308   14.532 9204.030   14.532   13.849
    9215   15.422    1.000   -3.740   15.422   14.527 9204.100   14.527   13.858
    9216   15.880    1.000   -3.660   15.880   14.552 9204.170   14.552   13.868
    9217   15.621    1.000   -3.620   15.621   14.537 9204.240   14.537   13.878
    9218   15.765    1.000   -3.590   15.765   14.547 9205.010   14.547   13.888
    9219   15.909    1.000   -3.550   15.909   14.552 9205.080   14.552   13.897
    9220   15.691    1.000   -3.510   15.691   14.311 9205.150   14.311   13.907
    9221   15.851    1.000   -3.510   15.851   14.444 9205.220   14.444   13.916
    9222   15.911    1.000   -3.470   15.911   14.493 9205.290   14.493   13.926
    9223   15.849    1.000   -3.490   15.849   14.429 9206.050   14.429   13.935
    9224   15.716    1.000   -3.450   15.716   14.311 9206.120   14.311   13.944
    9225   15.492    1.000   -3.440   15.492   14.094 9206.190   14.094   13.953
    9226   15.493    1.000   -3.420   15.493   14.084 9206.260   14.084   13.963
    9227   15.822    1.000   -3.440   15.822   14.365 9207.030   14.365   13.972
    9228   15.941    1.000   -3.350   15.941   14.463 9207.100   14.463   13.981
    9229   15.989    1.000   -3.240   15.989   14.493 9207.170   14.493   13.990
    9230   15.844    1.000   -3.190   15.844   14.355 9207.240   14.355   13.999
    9231   16.338    1.000   -3.140   16.338   14.798 9207.310   14.798   14.007
    9232   16.143    1.000   -3.110   16.143   14.631 9208.070   14.631   14.016
    9233   16.192    1.000   -3.080   16.192   14.680 9208.140   14.680   14.024
    9234   16.006    1.000   -3.050   16.006   14.498 9208.210   14.498   14.032
    9235   16.015    1.000   -3.030   16.015   14.498 9208.280   14.498   14.040
    9236   16.111    1.000   -3.010   16.111   14.582 9209.040   14.582   14.049
    9237   16.217    1.000   -2.960   16.217   14.665 9209.110   14.665   14.057
    9238   16.356    1.000   -2.900   16.356   14.778 9209.180   14.778   14.065
    9239   16.034    1.000   -2.880   16.034   14.483 9209.250   14.483   14.073
    9240   15.892    1.000   -2.870   15.892   14.345 9210.020   14.345   14.080
    9241   15.598    1.000   -2.830   15.598   14.089 9210.090   14.089   14.088
    9242   15.958    1.000   -2.770   15.958   14.385 9210.160   14.385   14.096
    9243   16.058    1.000   -2.790   16.058   14.468 9210.230   14.468   14.103
    9244   16.244    1.000   -2.740   16.244   14.626 9210.300   14.626   14.111
    9245   16.210    1.000   -2.750   16.210   14.606 9211.060   14.606   14.118
    9246   16.406    1.000   -2.740   16.406   14.769 9211.130   14.769   14.126
    9247   16.579    1.000   -2.740   16.579   14.921 9211.200   14.921   14.133
    9248   16.724    1.000   -2.740   16.724   15.039 9211.270   15.039   14.140
    9249   16.806    1.000   -2.770   16.806   15.108 9212.040   15.108   14.148
    9250   16.879    1.000   -2.790   16.879   15.177 9212.110   15.177   14.155
    9251   17.181    1.000   -2.800   17.181   15.419 9212.180   15.419   14.163
    9252   17.131    1.000   -2.830   17.131   15.364 9212.250   15.364   14.171
    9253   16.981    1.000   -2.860   16.981   15.226 9301.010   15.226   14.178
    9301   16.731    1.000   -2.920   16.731   15.012 9301.080   15.012   14.186
    9302   17.056    1.000   -2.830   17.056   15.295 9301.150   15.295   14.194
    9303   17.024    1.000   -2.770   17.024   15.255 9301.220   15.255   14.202
    9304   17.137    1.000   -2.770   17.137   15.345 9301.290   15.345   14.209
    9305   17.543    1.000   -2.740   17.543   15.707 9302.050   15.707   14.217
    9306   17.382    1.000   -2.730   17.382   15.568 9302.120   15.568   14.224
    9307   16.986    1.000   -2.710   16.986   15.126 9302.190   15.126   14.232
    9308   17.353    1.000   -2.690   17.353   15.523 9302.260   15.523   14.239
    9309   17.469    1.000   -2.710   17.469   15.632 9303.050   15.632   14.246
    9310   17.624    1.000   -2.670   17.624   15.766 9303.120   15.766   14.254
    9311   17.647    1.000   -2.660   17.647   15.771 9303.190   15.771   14.261
    9312   17.562    1.000   -2.650   17.562   15.692 9303.260   15.692   14.268
    9313   17.320    1.000   -2.660   17.320   15.474 9304.020   15.474   14.276
    9314   17.348    1.000   -2.670   17.348   15.484 9304.090   15.484   14.283
    9315   17.637    1.000   -2.640   17.637   15.727 9304.160   15.727   14.290
    9316   17.179    1.000   -2.630   17.179   15.305 9304.230   15.305   14.297
    9317   17.313    1.000   -2.610   17.313   15.414 9304.300   15.414   14.305
    9318   17.406    1.000   -2.620   17.406   15.508 9305.070   15.508   14.312
    9319   17.308    1.000   -2.590   17.308   15.414 9305.140   15.414   14.319
    9320   17.565    1.000   -2.600   17.565   15.637 9305.210   15.637   14.326
    9321   17.746    1.000   -2.590   17.746   15.796 9305.280   15.796   14.333
    9322   17.751    1.000   -2.620   17.751   15.796 9306.040   15.796   14.340
    9323   17.651    1.000   -2.620   17.651   15.712 9306.110   15.712   14.348
    9324   17.519    1.000   -2.620   17.519   15.583 9306.180   15.583   14.355
    9325   17.684    1.000   -2.620   17.684   15.712 9306.250   15.712   14.362
    9326   17.624    1.000   -2.630   17.624   15.657 9307.020   15.657   14.369
    9327   17.725    1.000   -2.630   17.725   15.732 9307.090   15.732   14.377
    9328   17.640    1.000   -2.640   17.640   15.642 9307.160   15.642   14.384
    9329   17.703    1.000   -2.630   17.703   15.687 9307.230   15.687   14.391
    9330   17.754    1.000   -2.650   17.754   15.722 9307.300   15.722   14.398
    9331   17.785    1.000   -2.650   17.785   15.747 9308.060   15.747   14.406
    9332   17.853    1.000   -2.640   17.853   15.806 9308.130   15.806   14.413
    9333   18.102    1.000   -2.640   18.102   16.019 9308.200   16.019   14.420
    9334   18.285    1.000   -2.640   18.285   16.173 9308.270   16.173   14.428
    9335   18.327    1.000   -2.640   18.327   16.208 9309.030   16.208   14.435
    9336   18.352    1.000   -2.640   18.352   16.223 9309.100   16.223   14.442
    9337   18.246    1.000   -2.640   18.246   16.124 9309.170   16.124   14.449
    9338   18.208    1.000   -2.650   18.208   16.079 9309.240   16.079   14.457
    9339   18.364    1.000   -2.650   18.364   16.208 9310.010   16.208   14.464
    9340   18.334    1.000   -2.680   18.334   16.178 9310.080   16.178   14.471
    9341   18.710    1.000   -2.640   18.710   16.501 9310.150   16.501   14.479
    9342   18.471    1.000   -2.650   18.471   16.282 9310.220   16.282   14.486
    9343   18.662    1.000   -2.640   18.662   16.441 9310.290   16.441   14.494
    9344   18.342    1.000   -2.660   18.342   16.168 9311.050   16.168   14.501
    9345   18.584    1.000   -2.650   18.584   16.372 9311.120   16.372   14.508
    9346   18.482    1.000   -2.670   18.482   16.282 9311.190   16.282   14.516
    9347   18.510    1.000   -2.670   18.510   16.302 9311.260   16.302   14.523
    9348   18.593    1.000   -2.690   18.593   16.347 9312.030   16.347   14.531
    9349   18.564    1.000   -2.690   18.564   16.322 9312.100   16.322   14.538
    9350   18.672    1.000   -2.690   18.672   16.352 9312.170   16.352   14.546
    9351   18.721    1.000   -2.710   18.721   16.322 9312.240   16.322   14.553
    9352   18.693    1.000   -2.720   18.693   16.374 9312.310   16.374   14.561
    9401   18.841    1.000   -2.750   18.841   16.384 9401.070   16.384   14.568
    9402   19.052    1.000   -2.710   19.052   16.414 9401.140   16.414   14.576
    9403   19.054    1.000   -2.690   19.054   16.414 9401.210   16.414   14.584
    9404   19.223    1.000   -2.680   19.223   16.399 9401.280   16.399   14.591
    9405   18.876    1.000   -2.680   18.876   16.434 9402.040   16.434   14.599
    9406   18.901    1.000   -2.710   18.901   16.399 9402.110   16.399   14.606
    9407   18.810    1.000   -2.750   18.810   16.414 9402.180   16.414   14.614
    9408   18.755    1.000   -2.770   18.755   16.419 9402.250   16.419   14.621
    9409   18.711    1.000   -2.790   18.711   16.434 9403.040   16.434   14.629
    9410   18.789    1.000   -2.810   18.789   16.429 9403.110   16.429   14.637
    9411   18.985    1.000   -2.830   18.985   16.470 9403.180   16.470   14.645
    9412   18.573    1.000   -2.860   18.573   16.455 9403.250   16.455   14.653
    9413   17.985    1.000   -2.930   17.985   16.470 9404.010   16.470   14.661
    9414   18.049    1.000   -2.970   18.049   16.460 9404.080   16.460   14.669
    9415   18.023    1.000   -3.000   18.023   16.505 9404.150   16.505   14.677
    9416   18.092    1.000   -3.040   18.092   16.460 9404.220   16.460   14.686
    9417   18.235    1.000   -3.130   18.235   16.485 9404.290   16.485   14.694
    9418   18.121    1.000   -3.150   18.121   16.540 9405.060   16.540   14.703
    9419   17.982    1.000   -3.240   17.982   16.515 9405.130   16.515   14.712
    9420   18.430    1.000   -3.310   18.430   16.510 9405.200   16.510   14.721
    9421   18.538    1.000   -3.470   18.538   16.525 9405.270   16.525   14.731
    9422   18.662    1.000   -3.510   18.662   16.515 9406.030   16.515   14.740
    9423   18.613    1.000   -3.570   18.613   16.525 9406.100   16.525   14.750
    9424   18.615    1.000   -3.590   18.615   16.485 9406.170   16.485   14.760
    9425   17.990    1.000   -3.630   17.990   16.555 9406.240   16.555   14.771
    9426   18.139    1.000   -3.640   18.139   16.540 9407.010   16.540   14.781
    9427   18.285    1.000   -3.700   18.285   16.545 9407.080   16.545   14.791
    9428   18.483    1.000   -3.750   18.483   16.545 9407.150   16.545   14.802
    9429   18.451    1.000   -3.780   18.451   16.550 9407.220   16.550   14.812
    9430   18.671    1.000   -3.800   18.671   16.550 9407.290   16.550   14.823
    9431   18.633    1.000   -3.830   18.633   16.565 9408.050   16.565   14.834
    9432   18.841    1.000   -3.850   18.841   16.565 9408.120   16.565   14.845
    9433   18.923    1.000   -3.880   18.923   16.580 9408.190   16.580   14.856
    9434   19.346    1.000   -4.030   19.346   16.570 9408.260   16.570   14.867
    9435   19.242    1.000   -4.080   19.242   16.590 9409.020   16.590   14.878
    9436   19.137    1.000   -4.120   19.137   16.601 9409.090   16.601   14.890
    9437   19.271    1.000   -4.140   19.271   16.606 9409.160   16.606   14.902
    9438   18.810    1.000   -4.170   18.810   16.611 9409.230   16.611   14.914
    9439   18.944    1.000   -4.200   18.944   16.626 9409.300   16.626   14.925
    9440   18.644    1.000   -4.260   18.644   16.631 9410.070   16.631   14.937
    9441   19.228    1.000   -4.290   19.228   16.626 9410.140   16.626   14.950
    9442   19.066    1.000   -4.310   19.066   16.646 9410.210   16.646   14.962
    9443   19.440    1.000   -4.350   19.440   16.631 9410.280   16.631   14.974
    9444   18.979    1.000   -4.400   18.979   16.666 9411.040   16.666   14.987
    9445   18.993    1.000   -4.410   18.993   16.661 9411.110   16.661   14.999
    9446   18.967    1.000   -4.500   18.967   16.666 9411.180   16.666   15.012
    9447   18.600    1.000   -4.770   18.600   16.681 9411.250   16.681   15.025
    9448   18.653    1.000   -4.840   18.653   16.696 9412.020   16.696   15.039
    9449   18.402    1.000   -4.910   18.402   16.707 9412.090   16.707   15.053
    9450   18.900    1.000   -4.970   18.900   16.725 9412.160   16.725   15.067
    9451   18.953    1.000   -5.040   18.953   16.719 9412.230   16.719   15.081
    9452   18.941    1.000   -5.120   18.941   16.744 9412.300   16.744   15.096
    9501   19.009    1.000   -5.180   19.009   16.750 9501.060   16.750   15.111
    9502   19.237    1.000   -5.180   19.237   16.756 9501.130   16.756   15.126
    9503   19.198    1.000   -5.160   19.198   16.769 9501.200   16.769   15.141
    9504   19.440    1.000   -5.170   19.440   16.775 9501.270   16.775   15.156
    9505   19.791    1.000   -5.230   19.791   16.787 9502.030   16.787   15.171
    9506   19.917    1.000   -5.370   19.917   16.831 9502.100   16.831   15.186
    9507   19.948    1.000   -5.430   19.948   16.831 9502.170   16.831   15.202
    9508   20.213    1.000   -5.480   20.213   17.073 9502.240   17.073   15.217
    9509   20.111    1.000   -5.490   20.111   16.986 9503.030   16.986   15.233
    9510   20.293    1.000   -5.490   20.293   17.135 9503.100   17.135   15.250
    9511   20.550    1.000   -5.500   20.550   17.339 9503.170   17.339   15.266
    9512   20.786    1.000   -5.520   20.786   17.519 9503.240   17.519   15.282
    9513   20.785    1.000   -5.530   20.785   17.519 9503.310   17.519   15.298
    9514   21.034    1.000   -5.580   21.034   17.724 9504.070   17.724   15.314
    9515   21.162    1.000   -5.530   21.162   17.811 9504.140   17.811   15.330
    9516   21.143    1.000   -5.540   21.143   17.786 9504.210   17.786   15.347
    9517   21.413    1.000   -5.510   21.413   18.003 9504.280   18.003   15.363
    9518   21.649    1.000   -5.530   21.649   18.201 9505.050   18.201   15.379
    9519   21.887    1.000   -5.510   21.887   18.400 9505.120   18.400   15.396
    9520   21.634    1.000   -5.520   21.634   18.176 9505.190   18.176   15.412
    9521   21.831    1.000   -5.510   21.831   18.338 9505.260   18.338   15.428
    9522   22.212    1.000   -5.510   22.212   18.642 9506.020   18.642   15.444
    9523   22.033    1.000   -5.500   22.033   18.480 9506.090   18.480   15.461
    9524   22.541    1.000   -5.490   22.541   18.902 9506.160   18.902   15.477
    9525   22.965    1.000   -5.490   22.965   19.243 9506.230   19.243   15.493
    9526   22.769    1.000   -5.460   22.769   19.069 9506.300   19.069   15.510
    9527   23.266    1.000   -5.470   23.266   19.485 9507.070   19.485   15.526
    9528   23.425    1.000   -5.420   23.425   19.597 9507.140   19.597   15.542
    9529   23.174    1.000   -5.340   23.174   19.380 9507.210   19.380   15.558
    9530   23.576    1.000   -5.320   23.576   19.696 9507.280   19.696   15.574
    9531   23.420    1.000   -5.310   23.420   19.566 9508.040   19.566   15.590
    9532   23.271    1.000   -5.290   23.271   19.435 9508.110   19.435   15.606
    9533   23.455    1.000   -5.270   23.455   19.572 9508.180   19.572   15.622
    9534   23.504    1.000   -5.270   23.504   19.603 9508.250   19.603   15.638
    9535   23.672    1.000   -5.250   23.672   19.733 9509.010   19.733   15.654
    9536   24.055    1.000   -5.250   24.055   20.043 9509.080   20.043   15.669
    9537   24.515    1.000   -5.240   24.515   20.428 9509.150   20.428   15.685
    9538   24.458    1.000   -5.250   24.458   20.378 9509.220   20.378   15.701
    9539   24.583    1.000   -5.210   24.583   20.471 9509.290   20.471   15.717
    9540   24.514    1.000   -5.290   24.514   20.421 9510.060   20.421   15.732
    9541   24.610    1.000   -5.200   24.610   20.477 9510.130   20.477   15.748
    9542   24.746    1.000   -5.210   24.746   20.583 9510.200   20.583   15.764
    9543   24.431    1.000   -5.200   24.431   20.310 9510.270   20.310   15.780



                                   Comparison of change
Rightime Blue Chip Fund            in value of $10,000
S&P 500 Index                      investment in the
Money Market Fund Index            Rightime Blue Chip
                                   Fund, S&P 500 Index
                                   and Money Market
                                   Fund Index.



Risk-adjusted Performance Comparison

THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        sp_mmf_5050.ref.f rtmmyld.w         rightime_bcf.temp rightime_bcf.temp
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  8728    8.726    1.000   -9.190    7.349    8.934 8707.100    8.934   10.000
mx  9543   20.148    1.000   -2.590   24.746   20.583 9510.270   20.583   15.780
cl  9543   20.030    1.000   -5.200   24.431   20.310 9510.270   20.310   15.780

xb   434   13.992    1.000   -5.496   14.617   13.565 9123.119   13.565   13.093
sd          2.939    0.000    2.009    4.186    2.914  242.142    2.914    1.677
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime_bcf.temp ->          3.323    0.489    0.475    8.881   -0.069    9.743
sp_mmf_5050.ref.f ->          2.774    0.500    1.000    8.700    0.063    6.862
defensive         ->          5.624    0.001    0.001    5.631    1.102    0.278
--------------------------------------------------------------------------------
    8728   10.000    1.000   -6.060   10.000   10.000 8707.100   10.000   10.000
    8729   10.109    1.000   -6.050   10.207    9.525 8707.170    9.525   10.012
    8730   10.033    1.000   -6.010   10.040    9.525 8707.240    9.525   10.023
    8731   10.193    1.000   -5.950   10.351    9.529 8707.310    9.529   10.035
    8732   10.271    1.000   -5.990   10.497    9.536 8708.070    9.536   10.046
    8733   10.455    1.000   -6.000   10.860    9.544 8708.140    9.544   10.058
    8734   10.493    1.000   -6.000   10.928    9.548 8708.210    9.548   10.069
    8735   10.364    1.000   -5.990   10.645    9.555 8708.280    9.555   10.081
    8736   10.209    1.000   -6.030   10.314    9.563 8709.040    9.563   10.093
    8737   10.302    1.000   -6.040   10.492    9.571 8709.110    9.571   10.104
    8738   10.197    1.000   -6.040   10.265    9.582 8709.180    9.582   10.116
    8739   10.292    1.000   -6.250   10.444    9.590 8709.250    9.590   10.128
    8740   10.428    1.000   -6.340   10.707    9.597 8710.020    9.597   10.140
    8741   10.166    1.000   -6.450   10.157    9.605 8710.090    9.605   10.152
    8742    9.712    1.000   -6.560    9.236    9.616 8710.160    9.616   10.165
    8743    9.128    1.000   -6.700    8.115    9.624 8710.230    9.624   10.177
    8744    9.203    1.000   -6.530    8.237    9.632 8710.300    9.632   10.191
    8745    9.186    1.000   -6.470    8.197    9.521 8711.060    9.521   10.203
    8746    9.107    1.000   -6.490    8.046    9.464 8711.130    9.464   10.216
    8747    9.048    1.000   -6.470    7.932    9.266 8711.200    9.266   10.229
    8748    9.026    1.000   -6.430    7.882    9.293 8711.270    9.293   10.241
    8749    8.726    1.000   -6.420    7.349    8.934 8712.040    8.934   10.254
    8750    8.956    1.000   -6.460    7.728    9.194 8712.110    9.194   10.267
    8751    9.228    1.000   -6.510    8.188    9.670 8712.180    9.670   10.279
    8752    9.290    1.000   -6.610    8.287    9.788 8712.250    9.788   10.292
    8753    9.208    1.000   -6.690    8.130    9.558 8801.010    9.558   10.305
    8801    9.148    1.000   -6.800    8.015    9.386 8801.080    9.386   10.318
    8802    9.320    1.000   -6.570    8.305    9.715 8801.150    9.715   10.332
    8803    9.227    1.000   -6.480    8.128    9.516 8801.220    9.516   10.345
    8804    9.433    1.000   -6.390    8.482    9.910 8801.290    9.910   10.358
    8805    9.330    1.000   -6.330    8.286    9.692 8802.050    9.692   10.370
    8806    9.463    1.000   -6.230    8.512    9.933 8802.120    9.933   10.383
    8807    9.545    1.000   -6.140    8.649   10.041 8802.190   10.041   10.395
    8808    9.569    1.000   -6.160    8.683   10.117 8802.260   10.117   10.408
    8809    9.666    1.000   -6.100    8.849   10.305 8803.040   10.305   10.420
    8810    9.632    1.000   -6.050    8.777   10.217 8803.110   10.217   10.432
    8811    9.754    1.000   -6.060    8.987   10.412 8803.180   10.412   10.444
    8812    9.536    1.000   -6.040    8.575    9.872 8803.250    9.872   10.456
    8813    9.551    1.000   -6.040    8.593    9.922 8804.010    9.922   10.469
    8814    9.755    1.000   -6.050    8.950   10.156 8804.080   10.156   10.481
    8815    9.589    1.000   -6.100    8.635   10.167 8804.150   10.167   10.493
    8816    9.605    1.000   -6.090    8.654   10.178 8804.220   10.178   10.505
    8817    9.636    1.000   -6.140    8.700   10.186 8804.290   10.186   10.517
    8818    9.575    1.000   -6.130    8.578   10.198 8805.060   10.198   10.530
    8819    9.571    1.000   -6.140    8.561   10.205 8805.130   10.205   10.542
    8820    9.510    1.000   -6.270    8.443   10.213 8805.200   10.213   10.555
    8821    9.527    1.000   -6.290    8.462   10.224 8805.270   10.224   10.567
    8822    9.781    1.000   -6.370    8.904   10.236 8806.030   10.236   10.580
    8823    9.879    1.000   -6.420    9.071   10.244 8806.100   10.244   10.593
    8824    9.878    1.000   -6.500    9.058   10.205 8806.170   10.205   10.606
    8825    9.944    1.000   -6.560    9.169   10.324 8806.240   10.324   10.619
    8826    9.918    1.000   -6.500    9.108   10.255 8807.010   10.255   10.633
    8827    9.895    1.000   -6.680    9.056   10.190 8807.080   10.190   10.646
    8828    9.942    1.000   -6.700    9.130   10.263 8807.150   10.263   10.659
    8829    9.854    1.000   -6.810    8.956    9.930 8807.220    9.930   10.673
    8830    9.963    1.000   -6.910    9.142    9.926 8807.290    9.926   10.687
    8831    9.957    1.000   -6.950    9.119    9.930 8808.050    9.930   10.701
    8832    9.809    1.000   -6.980    8.836    9.945 8808.120    9.945   10.715
    8833    9.776    1.000   -7.140    8.765    9.956 8808.190    9.956   10.730
    8834    9.776    1.000   -7.220    8.752    9.964 8808.260    9.964   10.745
    8835    9.876    1.000   -7.270    8.920    9.976 8809.020    9.976   10.759
    8836    9.931    1.000   -7.370    9.006    9.983 8809.090    9.983   10.774
    8837   10.012    1.000   -7.390    9.141    9.987 8809.160    9.987   10.790
    8838   10.006    1.000   -7.420    9.118    9.983 8809.230    9.983   10.805
    8839   10.057    1.000   -7.430    9.197   10.018 8809.300   10.018   10.820
    8840   10.182    1.000   -7.480    9.412   10.221 8810.070   10.221   10.836
    8841   10.145    1.000   -7.470    9.331   10.129 8810.140   10.129   10.851
    8842   10.306    1.000   -7.490    9.614   10.408 8810.210   10.408   10.867
    8843   10.224    1.000   -7.540    9.446   10.224 8810.280   10.224   10.882
    8844   10.194    1.000   -7.550    9.378   10.159 8811.040   10.159   10.898
    8845   10.050    1.000   -7.560    9.099    9.872 8811.110    9.872   10.914
    8846   10.034    1.000   -7.600    9.057    9.822 8811.180    9.822   10.930
    8847   10.059    1.000   -7.680    9.089    9.769 8811.250    9.769   10.946
    8848   10.156    1.000   -7.750    9.251    9.776 8812.020    9.776   10.962
    8849   10.265    1.000   -7.850    9.435    9.765 8812.090    9.765   10.978
    8850   10.263    1.000   -7.950    9.417    9.788 8812.160    9.788   10.995
    8851   10.303    1.000   -8.090    9.477    9.803 8812.230    9.803   11.011
    8852   10.312    1.000   -8.180    9.478    9.807 8812.300    9.807   11.028
    8901   10.379    1.000   -8.390    9.586    9.807 8901.060    9.807   11.046
    8902   10.450    1.000   -8.280    9.702    9.909 8901.130    9.909   11.064
    8903   10.512    1.000   -8.350    9.802   10.003 8901.200   10.003   11.081
    8904   10.656    1.000   -8.380   10.055   10.257 8901.270   10.257   11.099
    8905   10.725    1.000   -8.400   10.169   10.375 8902.030   10.375   11.117
    8906   10.648    1.000   -8.370   10.006   10.224 8902.100   10.224   11.135
    8907   10.746    1.000   -8.440   10.175   10.396 8902.170   10.396   11.152
    8908   10.584    1.000   -8.520    9.852   10.052 8902.240   10.052   11.171
    8909   10.671    1.000   -8.650    9.997   10.048 8903.030   10.048   11.189
    8910   10.715    1.000   -8.750   10.062   10.057 8903.100   10.057   11.207
    8911   10.724    1.000   -8.850   10.062   10.085 8903.170   10.085   11.226
    8912   10.668    1.000   -8.950    9.941   10.085 8903.240   10.085   11.245
    8913   10.790    1.000   -9.040   10.151   10.102 8903.310   10.102   11.264
    8914   10.845    1.000   -9.080   10.237   10.106 8904.070   10.106   11.284
    8915   10.935    1.000   -9.140   10.389   10.122 8904.140   10.122   11.304
    8916   11.098    1.000   -9.190   10.681   10.146 8904.210   10.146   11.323
    8917   11.113    1.000   -9.190   10.690   10.183 8904.280   10.183   11.343
    8918   11.090    1.000   -9.150   10.627   10.130 8905.050   10.130   11.363
    8919   11.216    1.000   -9.150   10.850   10.343 8905.120   10.343   11.383
    8920   11.362    1.000   -9.160   11.114   10.404 8905.190   10.404   11.403
    8921   11.382    1.000   -9.140   11.133   10.404 8905.260   10.404   11.423
    8922   11.465    1.000   -9.110   11.277   10.522 8906.020   10.522   11.443
    8923   11.500    1.000   -9.080   11.325   10.563 8906.090   10.563   11.463
    8924   11.420    1.000   -8.940   11.148   10.392 8906.160   10.392   11.483
    8925   11.552    1.000   -8.890   11.386   10.616 8906.230   10.616   11.503
    8926   11.389    1.000   -8.890   11.046   10.294 8906.300   10.294   11.523
    8927   11.527    1.000   -8.850   11.294   10.522 8907.070   10.522   11.542
    8928   11.663    1.000   -8.750   11.543   10.743 8907.140   10.743   11.562
    8929   11.748    1.000   -8.660   11.691   10.866 8907.210   10.866   11.581
    8930   11.871    1.000   -8.600   11.917   11.070 8907.280   11.070   11.601
    8931   11.915    1.000   -8.470   11.986   11.135 8908.040   11.135   11.620
    8932   11.943    1.000   -8.330   12.022   11.168 8908.110   11.168   11.639
    8933   11.979    1.000   -8.330   12.075   11.209 8908.180   11.209   11.657
    8934   12.070    1.000   -8.340   12.239   11.348 8908.250   11.348   11.676
    8935   12.138    1.000   -8.290   12.359   11.454 8909.010   11.454   11.694
    8936   12.066    1.000   -8.240   12.192   11.295 8909.080   11.295   11.713
    8937   12.016    1.000   -8.270   12.071   11.172 8909.150   11.172   11.732
    8938   12.064    1.000   -8.260   12.148   11.176 8909.220   11.176   11.750
    8939   12.114    1.000   -8.260   12.229   11.315 8909.290   11.315   11.769
    8940   12.294    1.000   -8.280   12.574   11.634 8910.060   11.634   11.787
    8941   11.877    1.000   -8.260   11.701   10.808 8910.130   10.808   11.806
    8942   12.131    1.000   -8.210   12.183   11.135 8910.200   11.135   11.825
    8943   11.933    1.000   -8.140   11.766   11.135 8910.270   11.135   11.843
    8944   11.992    1.000   -8.120   11.863   11.160 8911.030   11.160   11.862
    8945   12.031    1.000   -8.070   11.923   11.160 8911.100   11.160   11.880
    8946   12.089    1.000   -8.010   12.019   11.250 8911.170   11.250   11.899
    8947   12.144    1.000   -7.990   12.110   11.327 8911.240   11.327   11.917
    8948   12.274    1.000   -7.930   12.352   11.548 8912.010   11.548   11.935
    8949   12.254    1.000   -7.940   12.291   11.577 8912.080   11.577   11.953
    8950   12.292    1.000   -7.900   12.350   11.605 8912.150   11.605   11.972
    8951   12.258    1.000   -7.910   12.262   11.618 8912.220   11.618   11.990
    8952   12.376    1.000   -7.870   12.481   11.725 8912.290   11.725   12.008
    9001   12.369    1.000   -8.060   12.446   11.669 9001.050   11.669   12.026
    9002   12.166    1.000   -7.800   12.020   11.259 9001.120   11.259   12.045
    9003   12.165    1.000   -7.740   12.000   11.168 9001.190   11.168   12.063
    9004   11.939    1.000   -7.700   11.535   11.229 9001.260   11.229   12.081
    9005   12.045    1.000   -7.700   11.724   11.216 9002.020   11.216   12.098
    9006   12.107    1.000   -7.660   11.827   11.342 9002.090   11.342   12.116
    9007   12.104    1.000   -7.650   11.803   11.316 9002.160   11.316   12.134
    9008   11.961    1.000   -7.650   11.506   11.028 9002.230   11.028   12.152
    9009   12.183    1.000   -7.650   11.918   11.416 9003.020   11.416   12.170
    9010   12.240    1.000   -7.630   12.011   11.503 9003.090   11.503   12.188
    9011   12.324    1.000   -7.650   12.160   11.634 9003.160   11.634   12.205
    9012   12.253    1.000   -7.670   12.001   11.477 9003.230   11.477   12.223
    9013   12.315    1.000   -7.690   12.105   11.573 9003.300   11.573   12.241
    9014   12.331    1.000   -7.670   12.119   11.582 9004.060   11.582   12.259
    9015   12.422    1.000   -7.690   12.279   11.721 9004.130   11.721   12.277
    9016   12.269    1.000   -7.690   11.959   11.808 9004.200   11.808   12.296
    9017   12.173    1.000   -7.690   11.754   11.817 9004.270   11.817   12.314
    9018   12.358    1.000   -7.670   12.094   11.821 9005.040   11.821   12.332
    9019   12.620    1.000   -7.660   12.589   11.839 9005.110   11.839   12.350
    9020   12.681    1.000   -7.700   12.692   11.808 9005.180   11.808   12.368
    9021   12.694    1.000   -7.680   12.699   11.821 9005.250   11.821   12.386
    9022   12.861    1.000   -7.680   13.015   12.109 9006.010   12.109   12.405
    9023   12.796    1.000   -7.670   12.865   11.965 9006.080   11.965   12.423
    9024   12.885    1.000   -7.650   13.024   12.113 9006.150   12.113   12.441
    9025   12.766    1.000   -7.670   12.765   11.861 9006.220   11.861   12.459
    9026   12.826    1.000   -7.670   12.866   11.826 9006.290   11.826   12.478
    9027   12.847    1.000   -7.680   12.889   11.826 9007.060   11.826   12.496
    9028   13.020    1.000   -7.650   13.217   12.109 9007.130   12.109   12.515
    9029   12.933    1.000   -7.660   13.020   11.926 9007.200   11.926   12.533
    9030   12.800    1.000   -7.590   12.734   11.708 9007.270   11.708   12.551
    9031   12.658    1.000   -7.560   12.434   11.730 9008.030   11.730   12.570
    9032   12.500    1.000   -7.500   12.105   11.730 9008.100   11.730   12.588
    9033   12.370    1.000   -7.500   11.836   11.752 9008.170   11.752   12.606
    9034   12.076    1.000   -7.510   11.255   11.773 9008.240   11.773   12.624
    9035   12.303    1.000   -7.480   11.663   11.813 9008.310   11.813   12.642
    9036   12.332    1.000   -7.470   11.702   11.773 9009.070   11.773   12.660
    9037   12.220    1.000   -7.470   11.472   11.821 9009.140   11.821   12.678
    9038   12.127    1.000   -7.460   11.281   11.808 9009.210   11.808   12.697
    9039   12.038    1.000   -7.470   11.098   11.839 9009.280   11.839   12.715
    9040   12.158    1.000   -7.480   11.305   11.826 9010.050   11.826   12.733
    9041   11.948    1.000   -7.480   10.897   11.338 9010.120   11.338   12.751
    9042   12.209    1.000   -7.440   11.358   11.429 9010.190   11.429   12.770
    9043   12.071    1.000   -7.450   11.084   11.425 9010.260   11.425   12.788
    9044   12.225    1.000   -7.420   11.353   11.429 9011.020   11.429   12.806
    9045   12.276    1.000   -7.380   11.430   11.438 9011.090   11.438   12.824
    9046   12.355    1.000   -7.340   11.562   11.473 9011.160   11.473   12.842
    9047   12.329    1.000   -7.350   11.497   11.329 9011.230   11.329   12.861
    9048   12.482    1.000   -7.270   11.766   11.595 9011.300   11.595   12.879
    9049   12.603    1.000   -7.270   11.977   11.791 9012.070   11.791   12.897
    9050   12.598    1.000   -7.220   11.951   11.756 9012.140   11.756   12.915
    9051   12.706    1.000   -7.170   12.140   11.939 9012.210   11.939   12.932
    9052   12.662    1.000   -7.160   12.038   11.831 9012.280   11.831   12.950
    9101   12.526    1.000   -7.380   11.764   11.553 9101.040   11.553   12.968
    9102   12.426    1.000   -7.090   11.560   11.349 9101.110   11.349   12.986
    9103   12.774    1.000   -6.910   12.191   11.958 9101.180   11.958   13.004
    9104   12.861    1.000   -6.790   12.340   12.099 9101.250   12.099   13.021
    9105   13.007    1.000   -6.760   12.604   12.352 9102.010   12.352   13.038
    9106   13.328    1.000   -6.650   13.211   12.951 9102.080   12.951   13.055
    9107   13.521    1.000   -6.450   13.576   13.302 9102.150   13.302   13.072
    9108   13.471    1.000   -6.350   13.458   13.185 9102.220   13.185   13.088
    9109   13.571    1.000   -6.290   13.644   13.360 9103.010   13.360   13.104
    9110   13.666    1.000   -6.190   13.817   13.526 9103.080   13.526   13.120
    9111   13.653    1.000   -6.150   13.774   13.477 9103.150   13.477   13.135
    9112   13.553    1.000   -6.060   13.557   13.258 9103.220   13.258   13.151
    9113   13.708    1.000   -6.040   13.851   13.526 9103.290   13.526   13.166
    9114   13.723    1.000   -6.020   13.865   13.536 9104.050   13.536   13.181
    9115   13.827    1.000   -5.940   14.060   13.721 9104.120   13.721   13.197
    9116   13.909    1.000   -5.820   14.210   13.857 9104.190   13.857   13.212
    9117   13.827    1.000   -5.790   14.028   13.667 9104.260   13.667   13.226
    9118   13.872    1.000   -5.740   14.103   13.735 9105.030   13.735   13.241
    9119   13.792    1.000   -5.650   13.924   13.570 9105.100   13.570   13.256
    9120   13.743    1.000   -5.580   13.810   13.458 9105.170   13.458   13.270
    9121   13.849    1.000   -5.580   14.008   13.648 9105.240   13.648   13.284
    9122   14.087    1.000   -5.530   14.475   14.091 9105.310   14.091   13.298
    9123   13.911    1.000   -5.510   14.098   13.726 9106.070   13.726   13.312
    9124   13.975    1.000   -5.480   14.214   13.711 9106.140   13.711   13.327
    9125   13.904    1.000   -5.480   14.054   13.745 9106.210   13.745   13.341
    9126   13.795    1.000   -5.480   13.818   13.769 9106.280   13.769   13.355
    9127   13.861    1.000   -5.500   13.936   13.740 9107.050   13.740   13.369
    9128   13.987    1.000   -5.460   14.175   13.726 9107.120   13.726   13.383
    9129   14.072    1.000   -5.470   14.332   13.735 9107.190   13.735   13.397
    9130   14.023    1.000   -5.460   14.218   13.769 9107.260   13.769   13.411
    9131   14.150    1.000   -5.450   14.460   13.784 9108.020   13.784   13.425
    9132   14.161    1.000   -5.440   14.467   13.799 9108.090   13.799   13.439
    9133   14.145    1.000   -5.400   14.418   13.813 9108.160   13.813   13.453
    9134   14.314    1.000   -5.350   14.749   13.808 9108.230   13.808   13.467
    9135   14.348    1.000   -5.310   14.805   13.833 9108.300   13.833   13.481
    9136   14.245    1.000   -5.260   14.577   13.614 9109.060   13.614   13.494
    9137   14.156    1.000   -5.260   14.379   13.424 9109.130   13.424   13.508
    9138   14.247    1.000   -5.210   14.551   13.584 9109.200   13.584   13.522
    9139   14.222    1.000   -5.180   14.484   13.511 9109.270   13.511   13.535
    9140   14.147    1.000   -5.160   14.318   13.355 9110.040   13.355   13.549
    9141   14.163    1.000   -5.080   14.335   13.360 9110.110   13.360   13.562
    9142   14.379    1.000   -5.020   14.759   13.750 9110.180   13.750   13.575
    9143   14.238    1.000   -5.020   14.455   13.458 9110.250   13.458   13.588
    9144   14.381    1.000   -4.970   14.732   13.706 9111.010   13.706   13.601
    9145   14.421    1.000   -4.930   14.800   13.784 9111.080   13.784   13.614
    9146   14.244    1.000   -4.810   14.422   13.419 9111.150   13.419   13.627
    9147   14.134    1.000   -4.780   14.187   13.195 9111.220   13.195   13.640
    9148   14.128    1.000   -4.700   14.161   13.161 9111.290   13.161   13.652
    9149   14.212    1.000   -4.660   14.316   13.297 9112.060   13.297   13.664
    9150   14.323    1.000   -4.630   14.528   13.482 9112.130   13.482   13.677
    9151   14.382    1.000   -4.590   14.634   13.579 9112.200   13.579   13.689
    9152   14.753    1.000   -4.530   15.377   14.256 9112.270   14.256   13.701
    9201   14.997    1.000   -4.510   15.872   14.700 9201.030   14.700   13.713
    9202   14.932    1.000   -4.400   15.720   14.552 9201.100   14.552   13.725
    9203   15.010    1.000   -4.190   15.871   14.690 9201.170   14.690   13.736
    9204   14.959    1.000   -4.050   15.752   14.567 9201.240   14.567   13.747
    9205   14.849    1.000   -3.990   15.506   14.330 9201.310   14.330   13.758
    9206   14.900    1.000   -3.920   15.602   14.429 9202.070   14.429   13.768
    9207   14.935    1.000   -3.850   15.663   14.493 9202.140   14.493   13.779
    9208   14.926    1.000   -3.780   15.633   14.453 9202.210   14.453   13.789
    9209   14.958    1.000   -3.780   15.689   14.493 9202.280   14.493   13.799
    9210   14.818    1.000   -3.750   15.383   14.503 9203.060   14.503   13.809
    9211   14.855    1.000   -3.720   15.449   14.513 9203.130   14.513   13.819
    9212   14.963    1.000   -3.720   15.661   14.547 9203.200   14.547   13.829
    9213   14.830    1.000   -3.730   15.373   14.513 9203.270   14.513   13.839
    9214   14.804    1.000   -3.730   15.308   14.532 9204.030   14.532   13.849
    9215   14.864    1.000   -3.740   15.422   14.527 9204.100   14.527   13.858
    9216   15.091    1.000   -3.660   15.880   14.552 9204.170   14.552   13.868
    9217   14.973    1.000   -3.620   15.621   14.537 9204.240   14.537   13.878
    9218   15.047    1.000   -3.590   15.765   14.547 9205.010   14.547   13.888
    9219   15.121    1.000   -3.550   15.909   14.552 9205.080   14.552   13.897
    9220   15.022    1.000   -3.510   15.691   14.311 9205.150   14.311   13.907
    9221   15.104    1.000   -3.510   15.851   14.444 9205.220   14.444   13.916
    9222   15.138    1.000   -3.470   15.911   14.493 9205.290   14.493   13.926
    9223   15.113    1.000   -3.490   15.849   14.429 9206.050   14.429   13.935
    9224   15.055    1.000   -3.450   15.716   14.311 9206.120   14.311   13.944
    9225   14.952    1.000   -3.440   15.492   14.094 9206.190   14.094   13.953
    9226   14.958    1.000   -3.420   15.493   14.084 9206.260   14.084   13.963
    9227   15.122    1.000   -3.440   15.822   14.365 9207.030   14.365   13.972
    9228   15.183    1.000   -3.350   15.941   14.463 9207.100   14.463   13.981
    9229   15.211    1.000   -3.240   15.989   14.493 9207.170   14.493   13.990
    9230   15.147    1.000   -3.190   15.844   14.355 9207.240   14.355   13.999
    9231   15.388    1.000   -3.140   16.338   14.798 9207.310   14.798   14.007
    9232   15.300    1.000   -3.110   16.143   14.631 9208.070   14.631   14.016
    9233   15.328    1.000   -3.080   16.192   14.680 9208.140   14.680   14.024
    9234   15.245    1.000   -3.050   16.006   14.498 9208.210   14.498   14.032
    9235   15.254    1.000   -3.030   16.015   14.498 9208.280   14.498   14.040
    9236   15.304    1.000   -3.010   16.111   14.582 9209.040   14.582   14.049
    9237   15.359    1.000   -2.960   16.217   14.665 9209.110   14.665   14.057
    9238   15.429    1.000   -2.900   16.356   14.778 9209.180   14.778   14.065
    9239   15.281    1.000   -2.880   16.034   14.483 9209.250   14.483   14.073
    9240   15.218    1.000   -2.870   15.892   14.345 9210.020   14.345   14.080
    9241   15.081    1.000   -2.830   15.598   14.089 9210.090   14.089   14.088
    9242   15.259    1.000   -2.770   15.958   14.385 9210.160   14.385   14.096
    9243   15.311    1.000   -2.790   16.058   14.468 9210.230   14.468   14.103
    9244   15.404    1.000   -2.740   16.244   14.626 9210.300   14.626   14.111
    9245   15.392    1.000   -2.750   16.210   14.606 9211.060   14.606   14.118
    9246   15.489    1.000   -2.740   16.406   14.769 9211.130   14.769   14.126
    9247   15.575    1.000   -2.740   16.579   14.921 9211.200   14.921   14.133
    9248   15.647    1.000   -2.740   16.724   15.039 9211.270   15.039   14.140
    9249   15.689    1.000   -2.770   16.806   15.108 9212.040   15.108   14.148
    9250   15.728    1.000   -2.790   16.879   15.177 9212.110   15.177   14.155
    9251   15.873    1.000   -2.800   17.181   15.419 9212.180   15.419   14.163
    9252   15.854    1.000   -2.830   17.131   15.364 9212.250   15.364   14.171
    9253   15.789    1.000   -2.860   16.981   15.226 9301.010   15.226   14.178
    9301   15.677    1.000   -2.920   16.731   15.012 9301.080   15.012   14.186
    9302   15.833    1.000   -2.830   17.056   15.295 9301.150   15.295   14.194
    9303   15.823    1.000   -2.770   17.024   15.255 9301.220   15.255   14.202
    9304   15.880    1.000   -2.770   17.137   15.345 9301.290   15.345   14.209
    9305   16.072    1.000   -2.740   17.543   15.707 9302.050   15.707   14.217
    9306   16.002    1.000   -2.730   17.382   15.568 9302.120   15.568   14.224
    9307   15.824    1.000   -2.710   16.986   15.126 9302.190   15.126   14.232
    9308   15.999    1.000   -2.690   17.353   15.523 9302.260   15.523   14.239
    9309   16.057    1.000   -2.710   17.469   15.632 9303.050   15.632   14.246
    9310   16.132    1.000   -2.670   17.624   15.766 9303.120   15.766   14.254
    9311   16.147    1.000   -2.660   17.647   15.771 9303.190   15.771   14.261
    9312   16.112    1.000   -2.650   17.562   15.692 9303.260   15.692   14.268
    9313   16.005    1.000   -2.660   17.320   15.474 9304.020   15.474   14.276
    9314   16.022    1.000   -2.670   17.348   15.484 9304.090   15.484   14.283
    9315   16.160    1.000   -2.640   17.637   15.727 9304.160   15.727   14.290
    9316   15.954    1.000   -2.630   17.179   15.305 9304.230   15.305   14.297
    9317   16.020    1.000   -2.610   17.313   15.414 9304.300   15.414   14.305
    9318   16.067    1.000   -2.620   17.406   15.508 9305.070   15.508   14.312
    9319   16.026    1.000   -2.590   17.308   15.414 9305.140   15.414   14.319
    9320   16.149    1.000   -2.600   17.565   15.637 9305.210   15.637   14.326
    9321   16.236    1.000   -2.590   17.746   15.796 9305.280   15.796   14.333
    9322   16.243    1.000   -2.620   17.751   15.796 9306.040   15.796   14.340
    9323   16.201    1.000   -2.620   17.651   15.712 9306.110   15.712   14.348
    9324   16.145    1.000   -2.620   17.519   15.583 9306.180   15.583   14.355
    9325   16.225    1.000   -2.620   17.684   15.712 9306.250   15.712   14.362
    9326   16.201    1.000   -2.630   17.624   15.657 9307.020   15.657   14.369
    9327   16.251    1.000   -2.630   17.725   15.732 9307.090   15.732   14.377
    9328   16.217    1.000   -2.640   17.640   15.642 9307.160   15.642   14.384
    9329   16.250    1.000   -2.630   17.703   15.687 9307.230   15.687   14.391
    9330   16.277    1.000   -2.650   17.754   15.722 9307.300   15.722   14.398
    9331   16.296    1.000   -2.650   17.785   15.747 9308.060   15.747   14.406
    9332   16.331    1.000   -2.640   17.853   15.806 9308.130   15.806   14.413
    9333   16.449    1.000   -2.640   18.102   16.019 9308.200   16.019   14.420
    9334   16.536    1.000   -2.640   18.285   16.173 9308.270   16.173   14.428
    9335   16.559    1.000   -2.640   18.327   16.208 9309.030   16.208   14.435
    9336   16.575    1.000   -2.640   18.352   16.223 9309.100   16.223   14.442
    9337   16.531    1.000   -2.640   18.246   16.124 9309.170   16.124   14.449
    9338   16.518    1.000   -2.650   18.208   16.079 9309.240   16.079   14.457
    9339   16.593    1.000   -2.650   18.364   16.208 9310.010   16.208   14.464
    9340   16.584    1.000   -2.680   18.334   16.178 9310.080   16.178   14.471
    9341   16.758    1.000   -2.640   18.710   16.501 9310.150   16.501   14.479
    9342   16.655    1.000   -2.650   18.471   16.282 9310.220   16.282   14.486
    9343   16.746    1.000   -2.640   18.662   16.441 9310.290   16.441   14.494
    9344   16.607    1.000   -2.660   18.342   16.168 9311.050   16.168   14.501
    9345   16.720    1.000   -2.650   18.584   16.372 9311.120   16.372   14.508
    9346   16.679    1.000   -2.670   18.482   16.282 9311.190   16.282   14.516
    9347   16.696    1.000   -2.670   18.510   16.302 9311.260   16.302   14.523
    9348   16.737    1.000   -2.690   18.593   16.347 9312.030   16.347   14.531
    9349   16.728    1.000   -2.690   18.564   16.322 9312.100   16.322   14.538
    9350   16.781    1.000   -2.690   18.672   16.352 9312.170   16.352   14.546
    9351   16.808    1.000   -2.710   18.721   16.322 9312.240   16.322   14.553
    9352   16.800    1.000   -2.720   18.693   16.374 9312.310   16.374   14.561
    9401   16.871    1.000   -2.750   18.841   16.384 9401.070   16.384   14.568
    9402   16.969    1.000   -2.710   19.052   16.414 9401.140   16.414   14.576
    9403   16.975    1.000   -2.690   19.054   16.414 9401.210   16.414   14.584
    9404   17.054    1.000   -2.680   19.223   16.399 9401.280   16.399   14.591
    9405   16.905    1.000   -2.680   18.876   16.434 9402.040   16.434   14.599
    9406   16.920    1.000   -2.710   18.901   16.399 9402.110   16.399   14.606
    9407   16.884    1.000   -2.750   18.810   16.414 9402.180   16.414   14.614
    9408   16.864    1.000   -2.770   18.755   16.419 9402.250   16.419   14.621
    9409   16.849    1.000   -2.790   18.711   16.434 9403.040   16.434   14.629
    9410   16.888    1.000   -2.810   18.789   16.429 9403.110   16.429   14.637
    9411   16.981    1.000   -2.830   18.985   16.470 9403.180   16.470   14.645
    9412   16.801    1.000   -2.860   18.573   16.455 9403.250   16.455   14.653
    9413   16.540    1.000   -2.930   17.985   16.470 9404.010   16.470   14.661
    9414   16.574    1.000   -2.970   18.049   16.460 9404.080   16.460   14.669
    9415   16.566    1.000   -3.000   18.023   16.505 9404.150   16.505   14.677
    9416   16.603    1.000   -3.040   18.092   16.460 9404.220   16.460   14.686
    9417   16.674    1.000   -3.130   18.235   16.485 9404.290   16.485   14.694
    9418   16.626    1.000   -3.150   18.121   16.540 9405.060   16.540   14.703
    9419   16.568    1.000   -3.240   17.982   16.515 9405.130   16.515   14.712
    9420   16.779    1.000   -3.310   18.430   16.510 9405.200   16.510   14.721
    9421   16.834    1.000   -3.470   18.538   16.525 9405.270   16.525   14.731
    9422   16.895    1.000   -3.510   18.662   16.515 9406.030   16.515   14.740
    9423   16.879    1.000   -3.570   18.613   16.525 9406.100   16.525   14.750
    9424   16.886    1.000   -3.590   18.615   16.485 9406.170   16.485   14.760
    9425   16.608    1.000   -3.630   17.990   16.555 9406.240   16.555   14.771
    9426   16.683    1.000   -3.640   18.139   16.540 9407.010   16.540   14.781
    9427   16.756    1.000   -3.700   18.285   16.545 9407.080   16.545   14.791
    9428   16.852    1.000   -3.750   18.483   16.545 9407.150   16.545   14.802
    9429   16.844    1.000   -3.780   18.451   16.550 9407.220   16.550   14.812
    9430   16.950    1.000   -3.800   18.671   16.550 9407.290   16.550   14.823
    9431   16.939    1.000   -3.830   18.633   16.565 9408.050   16.565   14.834
    9432   17.040    1.000   -3.850   18.841   16.565 9408.120   16.565   14.845
    9433   17.083    1.000   -3.880   18.923   16.580 9408.190   16.580   14.856
    9434   17.281    1.000   -4.030   19.346   16.570 9408.260   16.570   14.867
    9435   17.241    1.000   -4.080   19.242   16.590 9409.020   16.590   14.878
    9436   17.201    1.000   -4.120   19.137   16.601 9409.090   16.601   14.890
    9437   17.267    1.000   -4.140   19.271   16.606 9409.160   16.606   14.902
    9438   17.068    1.000   -4.170   18.810   16.611 9409.230   16.611   14.914
    9439   17.135    1.000   -4.200   18.944   16.626 9409.300   16.626   14.925
    9440   17.006    1.000   -4.260   18.644   16.631 9410.070   16.631   14.937
    9441   17.280    1.000   -4.290   19.228   16.626 9410.140   16.626   14.950
    9442   17.214    1.000   -4.310   19.066   16.646 9410.210   16.646   14.962
    9443   17.390    1.000   -4.350   19.440   16.631 9410.280   16.631   14.974
    9444   17.191    1.000   -4.400   18.979   16.666 9411.040   16.666   14.987
    9445   17.205    1.000   -4.410   18.993   16.661 9411.110   16.661   14.999
    9446   17.201    1.000   -4.500   18.967   16.666 9411.180   16.666   15.012
    9447   17.042    1.000   -4.770   18.600   16.681 9411.250   16.681   15.025
    9448   17.073    1.000   -4.840   18.653   16.696 9412.020   16.696   15.039
    9449   16.967    1.000   -4.910   18.402   16.707 9412.090   16.707   15.053
    9450   17.204    1.000   -4.970   18.900   16.725 9412.160   16.725   15.067
    9451   17.237    1.000   -5.040   18.953   16.719 9412.230   16.719   15.081
    9452   17.239    1.000   -5.120   18.941   16.744 9412.300   16.744   15.096
    9501   17.279    1.000   -5.180   19.009   16.750 9501.060   16.750   15.111
    9502   17.391    1.000   -5.180   19.237   16.756 9501.130   16.756   15.126
    9503   17.382    1.000   -5.160   19.198   16.769 9501.200   16.769   15.141
    9504   17.500    1.000   -5.170   19.440   16.775 9501.270   16.775   15.156
    9505   17.667    1.000   -5.230   19.791   16.787 9502.030   16.787   15.171
    9506   17.732    1.000   -5.370   19.917   16.831 9502.100   16.831   15.186
    9507   17.755    1.000   -5.430   19.948   16.831 9502.170   16.831   15.202
    9508   17.882    1.000   -5.480   20.213   17.073 9502.240   17.073   15.217
    9509   17.846    1.000   -5.490   20.111   16.986 9503.030   16.986   15.233
    9510   17.936    1.000   -5.490   20.293   17.135 9503.100   17.135   15.250
    9511   18.059    1.000   -5.500   20.550   17.339 9503.170   17.339   15.266
    9512   18.173    1.000   -5.520   20.786   17.519 9503.240   17.519   15.282
    9513   18.182    1.000   -5.530   20.785   17.519 9503.310   17.519   15.298
    9514   18.300    1.000   -5.580   21.034   17.724 9504.070   17.724   15.314
    9515   18.366    1.000   -5.530   21.162   17.811 9504.140   17.811   15.330
    9516   18.367    1.000   -5.540   21.143   17.786 9504.210   17.786   15.347
    9517   18.494    1.000   -5.510   21.413   18.003 9504.280   18.003   15.363
    9518   18.606    1.000   -5.530   21.649   18.201 9505.050   18.201   15.379
    9519   18.718    1.000   -5.510   21.887   18.400 9505.120   18.400   15.396
    9520   18.620    1.000   -5.520   21.634   18.176 9505.190   18.176   15.412
    9521   18.715    1.000   -5.510   21.831   18.338 9505.260   18.338   15.428
    9522   18.888    1.000   -5.510   22.212   18.642 9506.020   18.642   15.444
    9523   18.822    1.000   -5.500   22.033   18.480 9506.090   18.480   15.461
    9524   19.048    1.000   -5.490   22.541   18.902 9506.160   18.902   15.477
    9525   19.238    1.000   -5.490   22.965   19.243 9506.230   19.243   15.493
    9526   19.166    1.000   -5.460   22.769   19.069 9506.300   19.069   15.510
    9527   19.385    1.000   -5.470   23.266   19.485 9507.070   19.485   15.526
    9528   19.461    1.000   -5.420   23.425   19.597 9507.140   19.597   15.542
    9529   19.367    1.000   -5.340   23.174   19.380 9507.210   19.380   15.558
    9530   19.545    1.000   -5.320   23.576   19.696 9507.280   19.696   15.574
    9531   19.490    1.000   -5.310   23.420   19.566 9508.040   19.566   15.590
    9532   19.438    1.000   -5.290   23.271   19.435 9508.110   19.435   15.606
    9533   19.525    1.000   -5.270   23.455   19.572 9508.180   19.572   15.622
    9534   19.555    1.000   -5.270   23.504   19.603 9508.250   19.603   15.638
    9535   19.635    1.000   -5.250   23.672   19.733 9509.010   19.733   15.654
    9536   19.804    1.000   -5.250   24.055   20.043 9509.080   20.043   15.669
    9537   20.003    1.000   -5.240   24.515   20.428 9509.150   20.428   15.685
    9538   19.990    1.000   -5.250   24.458   20.378 9509.220   20.378   15.701
    9539   20.051    1.000   -5.210   24.583   20.471 9509.290   20.471   15.717
    9540   20.033    1.000   -5.290   24.514   20.421 9510.060   20.421   15.732
    9541   20.082    1.000   -5.200   24.610   20.477 9510.130   20.477   15.748
    9542   20.148    1.000   -5.210   24.746   20.583 9510.200   20.583   15.764
    9543   20.030    1.000   -5.200   24.431   20.310 9510.270   20.310   15.780


                                   Risk-adjusted
Rightime Blue Chip Fund            comparison of change
Balanced Reference Index           in value of $10,000
  (50% S&P 500/50% Money Market)   investment in the
Money Market Fund Index            Rightime Blue Chip
                                   Fund, Balanced
                                   Reference Index (50%
                                   S&P/50% Money
                                   Market), and Money
                                   Market Fund Index.




                                                         October 31, 1995

                                                            The Rightime
Rightime                                            Social Awareness Fund
Family of Funds                                    Performance Comparison
-------------------------------------------------------------------------


Our fiscal year ending October 31, 1995 was an excellent year for equity investments. As the uncertainty and gloom of 1994 dissipated, stock rallied. Prices were driven higher by strong earnings growth and declining interest rates. The volatile technology sector has been the rally's performance leader, while large- capitalization stocks have outperformed other sectors.

The Rightime Social Awareness Fund, under the guidance of the Rightime Market Model (RTMM(registered trademark)), has participated in most of this year's rally. The model provided the discipline to establish a fully invested position in early February 1995 and has performed very well relative to blue chip and small-cap stocks. The Fund selects stocks based on a combination of factors. The Fund initially evaluates companies which meet the social criteria of the Domini Social Index. These criteria are no alcohol, tobacco, or gambling stocks, no defense or nuclear exposure, and companies which are environmentally responsible with good employee relations. Stocks are then selected with higher value placed on securities which demonstrate earnings growth, momentum, and consistency while also appearing to be a fairly priced value.

The Fund remains fully invested in equities and continues to follow the allocations determined by the Rightime Market Model (RTMM(registered trademark)).


--------------------------------------------------
              Average Annual Total Return
--------------------------------------------------
                                  Since Inception
        1 Year        5 Years      March 1, 1990
--------------------------------------------------
        16.87%         10.84%          7.31%
--------------------------------------------------


Performance Comparison

The "Performance Comparison" chart assesses the Rightime Social
Awareness Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Social Awareness Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


Performance Comparison


THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        lpprgrth.w.f0     rtmmyld.w         rightime_saf.temp rightime_saf.temp
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  9008    9.190    1.000   -7.700    9.471    8.359 9002.230    8.359   10.000
mx  9543   21.676    1.000   -2.590   21.506   15.160 9510.270   15.160   12.985
cl  9543   21.221    1.000   -5.200   21.233   14.888 9510.270   14.888   12.985

xb   297   14.674    1.000   -4.606   14.538   11.311 9255.144   11.311   11.583
sd          2.992    0.000    1.699    2.824    1.472  165.340    1.472    0.763
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime_saf.temp ->         -0.371    0.565    0.416    7.241   -0.605    9.580
lpprgrth.w.f0     ->          0.494    0.967    0.873   14.131   -0.029   11.317
defensive         ->          4.680    0.001    0.003    4.696   -2.958    0.235
--------------------------------------------------------------------------------
    9008   10.000    1.000   -7.650   10.000   10.000 9002.230   10.000   10.000
    9009   10.306    1.000   -7.650   10.358    9.525 9003.020    9.525   10.015
    9010   10.430    1.000   -7.630   10.438    9.590 9003.090    9.590   10.029
    9011   10.519    1.000   -7.650   10.568    9.632 9003.160    9.632   10.044
    9012   10.400    1.000   -7.670   10.429    9.498 9003.230    9.498   10.059
    9013   10.470    1.000   -7.690   10.520    9.495 9003.300    9.495   10.074
    9014   10.443    1.000   -7.670   10.532    9.567 9004.060    9.567   10.088
    9015   10.587    1.000   -7.690   10.672    9.590 9004.130    9.590   10.103
    9016   10.343    1.000   -7.690   10.394    9.571 9004.200    9.571   10.118
    9017   10.171    1.000   -7.690   10.215    9.578 9004.270    9.578   10.133
    9018   10.448    1.000   -7.670   10.511    9.582 9005.040    9.582   10.148
    9019   10.839    1.000   -7.660   10.941    9.578 9005.110    9.578   10.163
    9020   10.954    1.000   -7.700   11.031    9.624 9005.180    9.624   10.178
    9021   11.033    1.000   -7.680   11.037    9.666 9005.250    9.666   10.193
    9022   11.274    1.000   -7.680   11.311    9.864 9006.010    9.864   10.208
    9023   11.179    1.000   -7.670   11.180    9.601 9006.080    9.601   10.223
    9024   11.309    1.000   -7.650   11.319    9.708 9006.150    9.708   10.238
    9025   11.141    1.000   -7.670   11.093    9.529 9006.220    9.529   10.253
    9026   11.233    1.000   -7.670   11.182    9.495 9006.290    9.495   10.268
    9027   11.307    1.000   -7.680   11.202    9.517 9007.060    9.517   10.283
    9028   11.584    1.000   -7.650   11.487    9.784 9007.130    9.784   10.298
    9029   11.338    1.000   -7.660   11.316    9.441 9007.200    9.441   10.313
    9030   11.048    1.000   -7.590   11.067    9.228 9007.270    9.228   10.329
    9031   10.652    1.000   -7.560   10.806    9.014 9008.030    9.014   10.344
    9032   10.445    1.000   -7.500   10.520    8.961 9008.100    8.961   10.359
    9033   10.187    1.000   -7.500   10.287    8.957 9008.170    8.957   10.374
    9034    9.701    1.000   -7.510    9.782    8.961 9008.240    8.961   10.388
    9035   10.029    1.000   -7.480   10.136    8.969 9008.310    8.969   10.403
    9036   10.035    1.000   -7.470   10.170    8.976 9009.070    8.976   10.418
    9037    9.871    1.000   -7.470    9.970    8.988 9009.140    8.988   10.433
    9038    9.596    1.000   -7.460    9.804    8.995 9009.210    8.995   10.448
    9039    9.425    1.000   -7.470    9.645    9.003 9009.280    9.003   10.463
    9040    9.574    1.000   -7.480    9.825    9.014 9010.050    9.014   10.478
    9041    9.190    1.000   -7.480    9.471    8.512 9010.120    8.512   10.493
    9042    9.467    1.000   -7.440    9.871    8.492 9010.190    8.492   10.508
    9043    9.341    1.000   -7.450    9.633    8.489 9010.260    8.489   10.523
    9044    9.444    1.000   -7.420    9.867    8.492 9011.020    8.492   10.538
    9045    9.535    1.000   -7.380    9.934    8.500 9011.090    8.500   10.553
    9046    9.715    1.000   -7.340   10.049    8.508 9011.160    8.508   10.568
    9047    9.659    1.000   -7.350    9.992    8.382 9011.230    8.382   10.583
    9048    9.894    1.000   -7.270   10.226    8.622 9011.300    8.622   10.598
    9049   10.123    1.000   -7.270   10.409    8.752 9012.070    8.752   10.613
    9050   10.108    1.000   -7.220   10.387    8.729 9012.140    8.729   10.628
    9051   10.242    1.000   -7.170   10.551    8.843 9012.210    8.843   10.642
    9052   10.185    1.000   -7.160   10.462    8.805 9012.280    8.805   10.657
    9101    9.994    1.000   -7.380   10.223    8.537 9101.040    8.537   10.672
    9102    9.856    1.000   -7.090   10.047    8.359 9101.110    8.359   10.687
    9103   10.319    1.000   -6.910   10.595    8.778 9101.180    8.778   10.701
    9104   10.556    1.000   -6.790   10.725    8.848 9101.250    8.848   10.715
    9105   10.875    1.000   -6.760   10.954    9.061 9102.010    9.061   10.729
    9106   11.352    1.000   -6.650   11.481    9.569 9102.080    9.569   10.743
    9107   11.613    1.000   -6.450   11.799    9.859 9102.150    9.859   10.757
    9108   11.588    1.000   -6.350   11.696    9.801 9102.220    9.801   10.770
    9109   11.748    1.000   -6.290   11.857    9.821 9103.010    9.821   10.783
    9110   11.991    1.000   -6.190   12.008   10.174 9103.080   10.174   10.796
    9111   11.835    1.000   -6.150   11.971   10.057 9103.150   10.057   10.809
    9112   11.680    1.000   -6.060   11.782    9.987 9103.220    9.987   10.822
    9113   11.946    1.000   -6.040   12.037   10.352 9103.290   10.352   10.835
    9114   12.095    1.000   -6.020   12.050   10.414 9104.050   10.414   10.847
    9115   12.246    1.000   -5.940   12.220   10.565 9104.120   10.565   10.860
    9116   12.311    1.000   -5.820   12.350   10.616 9104.190   10.616   10.872
    9117   12.144    1.000   -5.790   12.191   10.391 9104.260   10.391   10.884
    9118   12.192    1.000   -5.740   12.256   10.379 9105.030   10.379   10.896
    9119   12.139    1.000   -5.650   12.101   10.282 9105.100   10.282   10.908
    9120   11.949    1.000   -5.580   12.002   10.135 9105.170   10.135   10.920
    9121   12.170    1.000   -5.580   12.174   10.340 9105.240   10.340   10.932
    9122   12.496    1.000   -5.530   12.580   10.550 9105.310   10.550   10.943
    9123   12.237    1.000   -5.510   12.252   10.212 9106.070   10.212   10.955
    9124   12.199    1.000   -5.480   12.353   10.100 9106.140   10.100   10.967
    9125   12.042    1.000   -5.480   12.214   10.104 9106.210   10.104   10.978
    9126   11.805    1.000   -5.480   12.009   10.111 9106.280   10.111   10.990
    9127   11.903    1.000   -5.500   12.111   10.119 9107.050   10.119   11.001
    9128   12.215    1.000   -5.460   12.319   10.123 9107.120   10.123   11.013
    9129   12.347    1.000   -5.470   12.455   10.131 9107.190   10.131   11.024
    9130   12.203    1.000   -5.460   12.357   10.139 9107.260   10.139   11.036
    9131   12.474    1.000   -5.450   12.567   10.143 9108.020   10.143   11.047
    9132   12.506    1.000   -5.440   12.573   10.150 9108.090   10.150   11.059
    9133   12.492    1.000   -5.400   12.531   10.158 9108.160   10.158   11.071
    9134   12.700    1.000   -5.350   12.818   10.166 9108.230   10.166   11.082
    9135   12.787    1.000   -5.310   12.867   10.170 9108.300   10.170   11.093
    9136   12.585    1.000   -5.260   12.668    9.960 9109.060    9.960   11.105
    9137   12.489    1.000   -5.260   12.497    9.852 9109.130    9.852   11.116
    9138   12.702    1.000   -5.210   12.646    9.972 9109.200    9.972   11.127
    9139   12.670    1.000   -5.180   12.588    9.859 9109.270    9.859   11.138
    9140   12.537    1.000   -5.160   12.443    9.743 9110.040    9.743   11.149
    9141   12.473    1.000   -5.080   12.458    9.638 9110.110    9.638   11.160
    9142   12.869    1.000   -5.020   12.827    9.871 9110.180    9.871   11.171
    9143   12.574    1.000   -5.020   12.563    9.662 9110.250    9.662   11.182
    9144   12.872    1.000   -4.970   12.803    9.856 9111.010    9.856   11.193
    9145   12.960    1.000   -4.930   12.862    9.980 9111.080    9.980   11.203
    9146   12.658    1.000   -4.810   12.534    9.724 9111.150    9.724   11.214
    9147   12.481    1.000   -4.780   12.329    9.662 9111.220    9.662   11.224
    9148   12.385    1.000   -4.700   12.307    9.681 9111.290    9.681   11.235
    9149   12.566    1.000   -4.660   12.442    9.859 9112.060    9.859   11.245
    9150   12.734    1.000   -4.630   12.626    9.980 9112.130    9.980   11.255
    9151   12.738    1.000   -4.590   12.718   10.084 9112.200   10.084   11.265
    9152   13.475    1.000   -4.530   13.364   10.534 9112.270   10.534   11.275
    9201   13.874    1.000   -4.510   13.794   10.970 9201.030   10.970   11.284
    9202   13.957    1.000   -4.400   13.662   10.872 9201.100   10.872   11.294
    9203   14.011    1.000   -4.190   13.793   10.907 9201.170   10.907   11.304
    9204   13.941    1.000   -4.050   13.689   10.852 9201.240   10.852   11.313
    9205   13.781    1.000   -3.990   13.476   10.695 9201.310   10.695   11.322
    9206   13.962    1.000   -3.920   13.560   10.797 9202.070   10.797   11.330
    9207   13.939    1.000   -3.850   13.613   10.813 9202.140   10.813   11.339
    9208   13.898    1.000   -3.780   13.587   10.679 9202.210   10.679   11.347
    9209   13.990    1.000   -3.780   13.635   10.813 9202.280   10.813   11.355
    9210   13.691    1.000   -3.750   13.369   10.813 9203.060   10.813   11.364
    9211   13.731    1.000   -3.720   13.426   10.805 9203.130   10.805   11.372
    9212   13.904    1.000   -3.720   13.611   10.809 9203.200   10.809   11.380
    9213   13.621    1.000   -3.730   13.360   10.805 9203.270   10.805   11.388
    9214   13.438    1.000   -3.730   13.304   10.797 9204.030   10.797   11.396
    9215   13.518    1.000   -3.740   13.403   10.778 9204.100   10.778   11.404
    9216   13.751    1.000   -3.660   13.801   10.766 9204.170   10.766   11.413
    9217   13.458    1.000   -3.620   13.576   10.746 9204.240   10.746   11.421
    9218   13.580    1.000   -3.590   13.701   10.766 9205.010   10.766   11.428
    9219   13.740    1.000   -3.550   13.826   10.774 9205.080   10.774   11.436
    9220   13.576    1.000   -3.510   13.636   10.495 9205.150   10.495   11.444
    9221   13.681    1.000   -3.510   13.775   10.581 9205.220   10.581   11.452
    9222   13.754    1.000   -3.470   13.828   10.605 9205.290   10.605   11.460
    9223   13.689    1.000   -3.490   13.774   10.538 9206.050   10.538   11.467
    9224   13.474    1.000   -3.450   13.658   10.483 9206.120   10.483   11.475
    9225   13.187    1.000   -3.440   13.464   10.444 9206.190   10.444   11.482
    9226   13.171    1.000   -3.420   13.465   10.467 9206.260   10.467   11.490
    9227   13.536    1.000   -3.440   13.750   10.624 9207.030   10.624   11.498
    9228   13.711    1.000   -3.350   13.854   10.770 9207.100   10.770   11.505
    9229   13.595    1.000   -3.240   13.895   10.793 9207.170   10.793   11.512
    9230   13.473    1.000   -3.190   13.769   10.695 9207.240   10.695   11.520
    9231   13.865    1.000   -3.140   14.199   10.966 9207.310   10.966   11.527
    9232   13.725    1.000   -3.110   14.029   10.919 9208.070   10.919   11.534
    9233   13.723    1.000   -3.080   14.072   11.021 9208.140   11.021   11.541
    9234   13.565    1.000   -3.050   13.911   11.017 9208.210   11.017   11.547
    9235   13.581    1.000   -3.030   13.919   10.997 9208.280   10.997   11.554
    9236   13.713    1.000   -3.010   14.002   11.005 9209.040   11.005   11.561
    9237   13.811    1.000   -2.960   14.094   11.041 9209.110   11.041   11.567
    9238   13.933    1.000   -2.900   14.215   11.092 9209.180   11.092   11.574
    9239   13.640    1.000   -2.880   13.935   11.052 9209.250   11.052   11.580
    9240   13.545    1.000   -2.870   13.812   11.088 9210.020   11.088   11.587
    9241   13.385    1.000   -2.830   13.556   11.084 9210.090   11.084   11.593
    9242   13.652    1.000   -2.770   13.869   11.363 9210.160   11.363   11.600
    9243   13.815    1.000   -2.790   13.956   11.429 9210.230   11.429   11.606
    9244   13.959    1.000   -2.740   14.117   11.637 9210.300   11.637   11.612
    9245   14.092    1.000   -2.750   14.088   11.657 9211.060   11.657   11.618
    9246   14.349    1.000   -2.740   14.259   11.865 9211.130   11.865   11.624
    9247   14.448    1.000   -2.740   14.408   11.975 9211.200   11.975   11.630
    9248   14.600    1.000   -2.740   14.534   12.057 9211.270   12.057   11.636
    9249   14.688    1.000   -2.770   14.606   12.163 9212.040   12.163   11.642
    9250   14.678    1.000   -2.790   14.669   12.128 9212.110   12.128   11.649
    9251   14.853    1.000   -2.800   14.932   12.372 9212.180   12.372   11.655
    9252   14.832    1.000   -2.830   14.888   12.391 9212.250   12.391   11.661
    9253   14.888    1.000   -2.860   14.758   12.302 9301.010   12.302   11.667
    9301   14.749    1.000   -2.920   14.540   12.209 9301.080   12.209   11.674
    9302   15.094    1.000   -2.830   14.823   12.395 9301.150   12.395   11.680
    9303   15.141    1.000   -2.770   14.795   12.285 9301.220   12.285   11.687
    9304   15.097    1.000   -2.770   14.894   12.408 9301.290   12.408   11.693
    9305   15.412    1.000   -2.740   15.246   12.667 9302.050   12.667   11.699
    9306   15.201    1.000   -2.730   15.106   12.501 9302.120   12.501   11.705
    9307   14.767    1.000   -2.710   14.762   12.133 9302.190   12.133   11.711
    9308   14.997    1.000   -2.690   15.081   12.400 9302.260   12.400   11.718
    9309   15.215    1.000   -2.710   15.182   12.523 9303.050   12.523   11.724
    9310   15.395    1.000   -2.670   15.317   12.616 9303.120   12.616   11.730
    9311   15.338    1.000   -2.660   15.337   12.539 9303.190   12.539   11.736
    9312   15.294    1.000   -2.650   15.263   12.421 9303.260   12.421   11.742
    9313   15.050    1.000   -2.660   15.053   12.345 9304.020   12.345   11.748
    9314   15.111    1.000   -2.670   15.077   12.162 9304.090   12.162   11.754
    9315   15.288    1.000   -2.640   15.328   12.251 9304.160   12.251   11.760
    9316   15.058    1.000   -2.630   14.930   11.989 9304.230   11.989   11.766
    9317   15.141    1.000   -2.610   15.046   12.103 9304.300   12.103   11.772
    9318   15.357    1.000   -2.620   15.127   12.209 9305.070   12.209   11.777
    9319   15.291    1.000   -2.590   15.042   12.146 9305.140   12.146   11.783
    9320   15.581    1.000   -2.600   15.265   12.438 9305.210   12.438   11.789
    9321   15.747    1.000   -2.590   15.423   12.480 9305.280   12.480   11.795
    9322   15.815    1.000   -2.620   15.427   12.311 9306.040   12.311   11.801
    9323   15.625    1.000   -2.620   15.340   12.328 9306.110   12.328   11.807
    9324   15.545    1.000   -2.620   15.226   12.082 9306.180   12.082   11.813
    9325   15.674    1.000   -2.620   15.369   12.247 9306.250   12.247   11.819
    9326   15.751    1.000   -2.630   15.317   12.188 9307.020   12.188   11.825
    9327   15.779    1.000   -2.630   15.404   12.264 9307.090   12.264   11.831
    9328   15.738    1.000   -2.640   15.331   12.158 9307.160   12.158   11.837
    9329   15.752    1.000   -2.630   15.386   12.154 9307.230   12.154   11.843
    9330   15.874    1.000   -2.650   15.430   12.234 9307.300   12.234   11.849
    9331   16.041    1.000   -2.650   15.457   12.285 9308.060   12.285   11.855
    9332   16.114    1.000   -2.640   15.516   12.294 9308.130   12.294   11.861
    9333   16.372    1.000   -2.640   15.732   12.400 9308.200   12.400   11.867
    9334   16.470    1.000   -2.640   15.891   12.357 9308.270   12.357   11.873
    9335   16.558    1.000   -2.640   15.927   12.362 9309.030   12.362   11.879
    9336   16.500    1.000   -2.640   15.949   12.451 9309.100   12.451   11.885
    9337   16.402    1.000   -2.640   15.858   12.243 9309.170   12.243   11.891
    9338   16.587    1.000   -2.650   15.825   12.298 9309.240   12.298   11.897
    9339   16.748    1.000   -2.650   15.960   12.374 9310.010   12.374   11.903
    9340   16.750    1.000   -2.680   15.934   12.383 9310.080   12.383   11.909
    9341   17.089    1.000   -2.640   16.260   12.544 9310.150   12.544   11.915
    9342   16.842    1.000   -2.650   16.053   12.311 9310.220   12.311   11.921
    9343   16.931    1.000   -2.640   16.219   12.315 9310.290   12.315   11.927
    9344   16.635    1.000   -2.660   15.941   12.065 9311.050   12.065   11.933
    9345   16.887    1.000   -2.650   16.151   12.205 9311.120   12.205   11.939
    9346   16.560    1.000   -2.670   16.063   12.044 9311.190   12.044   11.945
    9347   16.580    1.000   -2.670   16.087   12.065 9311.260   12.065   11.951
    9348   16.775    1.000   -2.690   16.159   12.018 9312.030   12.018   11.957
    9349   16.757    1.000   -2.690   16.134   12.018 9312.100   12.018   11.964
    9350   16.764    1.000   -2.690   16.227   12.018 9312.170   12.018   11.970
    9351   16.815    1.000   -2.710   16.270   12.023 9312.240   12.023   11.976
    9352   17.000    1.000   -2.720   16.246   12.023 9312.310   12.023   11.982
    9401   17.098    1.000   -2.750   16.375   12.027 9401.070   12.027   11.988
    9402   17.275    1.000   -2.710   16.558   12.027 9401.140   12.027   11.995
    9403   17.277    1.000   -2.690   16.559   12.027 9401.210   12.027   12.001
    9404   17.402    1.000   -2.680   16.707   12.032 9401.280   12.032   12.007
    9405   17.166    1.000   -2.680   16.405   12.032 9402.040   12.032   12.013
    9406   17.229    1.000   -2.710   16.426   12.032 9402.110   12.032   12.020
    9407   17.244    1.000   -2.750   16.348   12.036 9402.180   12.036   12.026
    9408   17.140    1.000   -2.770   16.300   12.036 9402.250   12.036   12.032
    9409   17.191    1.000   -2.790   16.262   12.041 9403.040   12.041   12.038
    9410   17.275    1.000   -2.810   16.329   12.041 9403.110   12.041   12.045
    9411   17.518    1.000   -2.830   16.500   12.045 9403.180   12.045   12.051
    9412   17.110    1.000   -2.860   16.141   12.045 9403.250   12.045   12.058
    9413   16.408    1.000   -2.930   15.631   12.045 9404.010   12.045   12.065
    9414   16.654    1.000   -2.970   15.686   12.050 9404.080   12.050   12.071
    9415   16.425    1.000   -3.000   15.663   12.054 9404.150   12.054   12.078
    9416   16.332    1.000   -3.040   15.723   12.054 9404.220   12.054   12.085
    9417   16.590    1.000   -3.130   15.848   12.059 9404.290   12.059   12.092
    9418   16.485    1.000   -3.150   15.748   12.059 9405.060   12.059   12.099
    9419   16.228    1.000   -3.240   15.628   12.063 9405.130   12.063   12.107
    9420   16.584    1.000   -3.310   16.017   12.068 9405.200   12.068   12.114
    9421   16.672    1.000   -3.470   16.111   12.072 9405.270   12.072   12.122
    9422   16.777    1.000   -3.510   16.219   12.077 9406.030   12.077   12.130
    9423   16.640    1.000   -3.570   16.176   12.082 9406.100   12.082   12.138
    9424   16.635    1.000   -3.590   16.178   12.086 9406.170   12.086   12.147
    9425   15.985    1.000   -3.630   15.635   12.091 9406.240   12.091   12.155
    9426   16.168    1.000   -3.640   15.764   12.095 9407.010   12.095   12.163
    9427   16.289    1.000   -3.700   15.892   12.100 9407.080   12.100   12.172
    9428   16.497    1.000   -3.750   16.063   12.100 9407.150   12.100   12.181
    9429   16.390    1.000   -3.780   16.035   12.104 9407.220   12.104   12.189
    9430   16.557    1.000   -3.800   16.226   12.109 9407.290   12.109   12.198
    9431   16.516    1.000   -3.830   16.194   12.113 9408.050   12.113   12.207
    9432   16.725    1.000   -3.850   16.375   12.113 9408.120   12.113   12.216
    9433   16.845    1.000   -3.880   16.445   12.118 9408.190   12.118   12.225
    9434   17.217    1.000   -4.030   16.813   12.122 9408.260   12.122   12.234
    9435   17.132    1.000   -4.080   16.723   12.127 9409.020   12.127   12.244
    9436   17.095    1.000   -4.120   16.632   12.131 9409.090   12.131   12.253
    9437   17.236    1.000   -4.140   16.748   12.136 9409.160   12.136   12.263
    9438   16.814    1.000   -4.170   16.347   12.140 9409.230   12.140   12.273
    9439   16.889    1.000   -4.200   16.464   12.145 9409.300   12.145   12.282
    9440   16.606    1.000   -4.260   16.203   12.149 9410.070   12.149   12.292
    9441   17.032    1.000   -4.290   16.710   12.154 9410.140   12.154   12.302
    9442   16.959    1.000   -4.310   16.569   12.154 9410.210   12.154   12.312
    9443   17.239    1.000   -4.350   16.895   12.159 9410.280   12.159   12.323
    9444   16.906    1.000   -4.400   16.495   12.159 9411.040   12.159   12.333
    9445   16.889    1.000   -4.410   16.506   12.163 9411.110   12.163   12.343
    9446   16.871    1.000   -4.500   16.484   12.168 9411.180   12.168   12.354
    9447   16.450    1.000   -4.770   16.165   12.177 9411.250   12.177   12.364
    9448   16.476    1.000   -4.840   16.211   12.181 9412.020   12.181   12.376
    9449   16.080    1.000   -4.910   15.993   12.191 9412.090   12.191   12.387
    9450   16.474    1.000   -4.970   16.426   12.196 9412.160   12.196   12.399
    9451   16.616    1.000   -5.040   16.472   12.200 9412.230   12.200   12.411
    9452   16.700    1.000   -5.120   16.461   12.210 9412.300   12.210   12.423
    9501   16.657    1.000   -5.180   16.520   12.214 9501.060   12.214   12.435
    9502   16.870    1.000   -5.180   16.719   12.219 9501.130   12.219   12.447
    9503   16.791    1.000   -5.160   16.685   12.228 9501.200   12.228   12.460
    9504   16.807    1.000   -5.170   16.895   12.233 9501.270   12.233   12.472
    9505   17.122    1.000   -5.230   17.200   12.237 9502.030   12.237   12.484
    9506   17.313    1.000   -5.370   17.310   12.265 9502.100   12.265   12.497
    9507   17.259    1.000   -5.430   17.337   12.265 9502.170   12.265   12.510
    9508   17.383    1.000   -5.480   17.566   12.362 9502.240   12.362   12.523
    9509   17.440    1.000   -5.490   17.478   12.394 9503.030   12.394   12.536
    9510   17.477    1.000   -5.490   17.636   12.440 9503.100   12.440   12.549
    9511   17.677    1.000   -5.500   17.859   12.592 9503.170   12.592   12.562
    9512   17.910    1.000   -5.520   18.065   12.698 9503.240   12.698   12.575
    9513   17.907    1.000   -5.530   18.064   12.657 9503.310   12.657   12.589
    9514   17.981    1.000   -5.580   18.280   12.786 9504.070   12.786   12.602
    9515   18.289    1.000   -5.530   18.391   12.860 9504.140   12.860   12.616
    9516   18.091    1.000   -5.540   18.375   12.717 9504.210   12.717   12.629
    9517   18.414    1.000   -5.510   18.609   12.818 9504.280   12.818   12.642
    9518   18.533    1.000   -5.530   18.815   12.906 9505.050   12.906   12.656
    9519   18.842    1.000   -5.510   19.022   13.122 9505.120   13.122   12.669
    9520   18.751    1.000   -5.520   18.801   12.910 9505.190   12.910   12.683
    9521   18.915    1.000   -5.510   18.973   13.002 9505.260   13.002   12.696
    9522   19.133    1.000   -5.510   19.304   13.214 9506.020   13.214   12.709
    9523   19.171    1.000   -5.500   19.148   13.150 9506.090   13.150   12.723
    9524   19.543    1.000   -5.490   19.590   13.431 9506.160   13.431   12.736
    9525   20.043    1.000   -5.490   19.958   13.823 9506.230   13.823   12.750
    9526   19.822    1.000   -5.460   19.788   13.648 9506.300   13.648   12.763
    9527   20.439    1.000   -5.470   20.220   13.947 9507.070   13.947   12.777
    9528   20.701    1.000   -5.420   20.358   14.159 9507.140   14.159   12.790
    9529   20.214    1.000   -5.340   20.140   13.777 9507.210   13.777   12.803
    9530   20.811    1.000   -5.320   20.489   14.159 9507.280   14.159   12.816
    9531   20.583    1.000   -5.310   20.354   13.966 9508.040   13.966   12.829
    9532   20.634    1.000   -5.290   20.225   13.993 9508.110   13.993   12.842
    9533   21.074    1.000   -5.270   20.384   13.993 9508.180   13.993   12.855
    9534   20.934    1.000   -5.270   20.427   14.012 9508.250   14.012   12.868
    9535   21.047    1.000   -5.250   20.573   14.063 9509.010   14.063   12.881
    9536   21.617    1.000   -5.250   20.906   14.358 9509.080   14.358   12.894
    9537   21.676    1.000   -5.240   21.305   14.570 9509.150   14.570   12.907
    9538   21.623    1.000   -5.250   21.256   14.662 9509.220   14.662   12.920
    9539   21.624    1.000   -5.210   21.364   14.694 9509.290   14.694   12.933
    9540   21.354    1.000   -5.290   21.304   14.782 9510.060   14.782   12.946
    9541   21.514    1.000   -5.200   21.388   14.938 9510.130   14.938   12.959
    9542   21.511    1.000   -5.210   21.506   15.160 9510.200   15.160   12.972
    9543   21.221    1.000   -5.200   21.233   14.888 9510.270   14.888   12.985


                                        Comparison of change
Rightime Social Awareness Fund          in value of $10,000
Lipper Growth Fund Index                investment in the
Money Market Fund Index                 Rightime Social
                                        Awareness Fund,
                                        Lipper Growth Fund
                                        Index and Money
                                        Market Fund Index.



Risk-adjusted Performance Comparison

THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        lppr_mmf_5050.ref rtmmyld.w         rightime_saf.temp rightime_saf.temp
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  9008    9.841    1.000   -7.700    9.471    8.359 9002.230    8.359   10.000
mx  9543   16.879    1.000   -2.590   21.506   15.160 9510.270   15.160   12.985
cl  9543   16.753    1.000   -5.200   21.233   14.888 9510.270   14.888   12.985

xb   297   13.080    1.000   -4.606   14.538   11.311 9255.144   11.311   11.583
sd          1.787    0.000    1.699    2.824    1.472  165.340    1.472    0.763
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime_saf.temp ->         -0.371    0.565    0.416    7.241   -0.605    9.580
lppr_mmf_5050.ref ->          2.566    0.484    0.873    9.488   -0.061    5.665
defensive         ->          4.680    0.001    0.003    4.696   -2.958    0.235
--------------------------------------------------------------------------------
    9008   10.000    1.000   -7.650   10.000   10.000 9002.230   10.000   10.000
    9009   10.160    1.000   -7.650   10.358    9.525 9003.020    9.525   10.015
    9010   10.229    1.000   -7.630   10.438    9.590 9003.090    9.590   10.029
    9011   10.280    1.000   -7.650   10.568    9.632 9003.160    9.632   10.044
    9012   10.230    1.000   -7.670   10.429    9.498 9003.230    9.498   10.059
    9013   10.271    1.000   -7.690   10.520    9.495 9003.300    9.495   10.074
    9014   10.266    1.000   -7.670   10.532    9.567 9004.060    9.567   10.088
    9015   10.344    1.000   -7.690   10.672    9.590 9004.130    9.590   10.103
    9016   10.233    1.000   -7.690   10.394    9.571 9004.200    9.571   10.118
    9017   10.155    1.000   -7.690   10.215    9.578 9004.270    9.578   10.133
    9018   10.301    1.000   -7.670   10.511    9.582 9005.040    9.582   10.148
    9019   10.501    1.000   -7.660   10.941    9.578 9005.110    9.578   10.163
    9020   10.564    1.000   -7.700   11.031    9.624 9005.180    9.624   10.178
    9021   10.610    1.000   -7.680   11.037    9.666 9005.250    9.666   10.193
    9022   10.734    1.000   -7.680   11.311    9.864 9006.010    9.864   10.208
    9023   10.697    1.000   -7.670   11.180    9.601 9006.080    9.601   10.223
    9024   10.767    1.000   -7.650   11.319    9.708 9006.150    9.708   10.238
    9025   10.695    1.000   -7.670   11.093    9.529 9006.220    9.529   10.253
    9026   10.747    1.000   -7.670   11.182    9.495 9006.290    9.495   10.268
    9027   10.790    1.000   -7.680   11.202    9.517 9007.060    9.517   10.283
    9028   10.930    1.000   -7.650   11.487    9.784 9007.130    9.784   10.298
    9029   10.822    1.000   -7.660   11.316    9.441 9007.200    9.441   10.313
    9030   10.692    1.000   -7.590   11.067    9.228 9007.270    9.228   10.329
    9031   10.508    1.000   -7.560   10.806    9.014 9008.030    9.014   10.344
    9032   10.413    1.000   -7.500   10.520    8.961 9008.100    8.961   10.359
    9033   10.292    1.000   -7.500   10.287    8.957 9008.170    8.957   10.374
    9034   10.054    1.000   -7.510    9.782    8.961 9008.240    8.961   10.388
    9035   10.231    1.000   -7.480   10.136    8.969 9008.310    8.969   10.403
    9036   10.242    1.000   -7.470   10.170    8.976 9009.070    8.976   10.418
    9037   10.165    1.000   -7.470    9.970    8.988 9009.140    8.988   10.433
    9038   10.031    1.000   -7.460    9.804    8.995 9009.210    8.995   10.448
    9039    9.949    1.000   -7.470    9.645    9.003 9009.280    9.003   10.463
    9040   10.035    1.000   -7.480    9.825    9.014 9010.050    9.014   10.478
    9041    9.841    1.000   -7.480    9.471    8.512 9010.120    8.512   10.493
    9042    9.996    1.000   -7.440    9.871    8.492 9010.190    8.492   10.508
    9043    9.937    1.000   -7.450    9.633    8.489 9010.260    8.489   10.523
    9044    9.998    1.000   -7.420    9.867    8.492 9011.020    8.492   10.538
    9045   10.054    1.000   -7.380    9.934    8.500 9011.090    8.500   10.553
    9046   10.156    1.000   -7.340   10.049    8.508 9011.160    8.508   10.568
    9047   10.134    1.000   -7.350    9.992    8.382 9011.230    8.382   10.583
    9048   10.264    1.000   -7.270   10.226    8.622 9011.300    8.622   10.598
    9049   10.390    1.000   -7.270   10.409    8.752 9012.070    8.752   10.613
    9050   10.389    1.000   -7.220   10.387    8.729 9012.140    8.729   10.628
    9051   10.466    1.000   -7.170   10.551    8.843 9012.210    8.843   10.642
    9052   10.444    1.000   -7.160   10.462    8.805 9012.280    8.805   10.657
    9101   10.353    1.000   -7.380   10.223    8.537 9101.040    8.537   10.672
    9102   10.289    1.000   -7.090   10.047    8.359 9101.110    8.359   10.687
    9103   10.538    1.000   -6.910   10.595    8.778 9101.180    8.778   10.701
    9104   10.665    1.000   -6.790   10.725    8.848 9101.250    8.848   10.715
    9105   10.833    1.000   -6.760   10.954    9.061 9102.010    9.061   10.729
    9106   11.078    1.000   -6.650   11.481    9.569 9102.080    9.569   10.743
    9107   11.212    1.000   -6.450   11.799    9.859 9102.150    9.859   10.757
    9108   11.207    1.000   -6.350   11.696    9.801 9102.220    9.801   10.770
    9109   11.292    1.000   -6.290   11.857    9.821 9103.010    9.821   10.783
    9110   11.415    1.000   -6.190   12.008   10.174 9103.080   10.174   10.796
    9111   11.348    1.000   -6.150   11.971   10.057 9103.150   10.057   10.809
    9112   11.280    1.000   -6.060   11.782    9.987 9103.220    9.987   10.822
    9113   11.415    1.000   -6.040   12.037   10.352 9103.290   10.352   10.835
    9114   11.493    1.000   -6.020   12.050   10.414 9104.050   10.414   10.847
    9115   11.571    1.000   -5.940   12.220   10.565 9104.120   10.565   10.860
    9116   11.609    1.000   -5.820   12.350   10.616 9104.190   10.616   10.872
    9117   11.536    1.000   -5.790   12.191   10.391 9104.260   10.391   10.884
    9118   11.566    1.000   -5.740   12.256   10.379 9105.030   10.379   10.896
    9119   11.547    1.000   -5.650   12.101   10.282 9105.100   10.282   10.908
    9120   11.463    1.000   -5.580   12.002   10.135 9105.170   10.135   10.920
    9121   11.575    1.000   -5.580   12.174   10.340 9105.240   10.340   10.932
    9122   11.736    1.000   -5.530   12.580   10.550 9105.310   10.550   10.943
    9123   11.621    1.000   -5.510   12.252   10.212 9106.070   10.212   10.955
    9124   11.609    1.000   -5.480   12.353   10.100 9106.140   10.100   10.967
    9125   11.540    1.000   -5.480   12.214   10.104 9106.210   10.104   10.978
    9126   11.433    1.000   -5.480   12.009   10.111 9106.280   10.111   10.990
    9127   11.486    1.000   -5.500   12.111   10.119 9107.050   10.119   11.001
    9128   11.643    1.000   -5.460   12.319   10.123 9107.120   10.123   11.013
    9129   11.712    1.000   -5.470   12.455   10.131 9107.190   10.131   11.024
    9130   11.650    1.000   -5.460   12.357   10.139 9107.260   10.139   11.036
    9131   11.785    1.000   -5.450   12.567   10.143 9108.020   10.143   11.047
    9132   11.806    1.000   -5.440   12.573   10.150 9108.090   10.150   11.059
    9133   11.806    1.000   -5.400   12.531   10.158 9108.160   10.158   11.071
    9134   11.910    1.000   -5.350   12.818   10.166 9108.230   10.166   11.082
    9135   11.957    1.000   -5.310   12.867   10.170 9108.300   10.170   11.093
    9136   11.869    1.000   -5.260   12.668    9.960 9109.060    9.960   11.105
    9137   11.829    1.000   -5.260   12.497    9.852 9109.130    9.852   11.116
    9138   11.936    1.000   -5.210   12.646    9.972 9109.200    9.972   11.127
    9139   11.927    1.000   -5.180   12.588    9.859 9109.270    9.859   11.138
    9140   11.870    1.000   -5.160   12.443    9.743 9110.040    9.743   11.149
    9141   11.846    1.000   -5.080   12.458    9.638 9110.110    9.638   11.160
    9142   12.040    1.000   -5.020   12.827    9.871 9110.180    9.871   11.171
    9143   11.908    1.000   -5.020   12.563    9.662 9110.250    9.662   11.182
    9144   12.054    1.000   -4.970   12.803    9.856 9111.010    9.856   11.193
    9145   12.101    1.000   -4.930   12.862    9.980 9111.080    9.980   11.203
    9146   11.966    1.000   -4.810   12.534    9.724 9111.150    9.724   11.214
    9147   11.888    1.000   -4.780   12.329    9.662 9111.220    9.662   11.224
    9148   11.848    1.000   -4.700   12.307    9.681 9111.290    9.681   11.235
    9149   11.940    1.000   -4.660   12.442    9.859 9112.060    9.859   11.245
    9150   12.025    1.000   -4.630   12.626    9.980 9112.130    9.980   11.255
    9151   12.032    1.000   -4.590   12.718   10.084 9112.200   10.084   11.265
    9152   12.386    1.000   -4.530   13.364   10.534 9112.270   10.534   11.275
    9201   12.574    1.000   -4.510   13.794   10.970 9201.030   10.970   11.284
    9202   12.617    1.000   -4.400   13.662   10.872 9201.100   10.872   11.294
    9203   12.647    1.000   -4.190   13.793   10.907 9201.170   10.907   11.304
    9204   12.620    1.000   -4.050   13.689   10.852 9201.240   10.852   11.313
    9205   12.553    1.000   -3.990   13.476   10.695 9201.310   10.695   11.322
    9206   12.640    1.000   -3.920   13.560   10.797 9202.070   10.797   11.330
    9207   12.635    1.000   -3.850   13.613   10.813 9202.140   10.813   11.339
    9208   12.621    1.000   -3.780   13.587   10.679 9202.210   10.679   11.347
    9209   12.667    1.000   -3.780   13.635   10.813 9202.280   10.813   11.355
    9210   12.536    1.000   -3.750   13.369   10.813 9203.060   10.813   11.364
    9211   12.559    1.000   -3.720   13.426   10.805 9203.130   10.805   11.372
    9212   12.643    1.000   -3.720   13.611   10.809 9203.200   10.809   11.380
    9213   12.519    1.000   -3.730   13.360   10.805 9203.270   10.805   11.388
    9214   12.439    1.000   -3.730   13.304   10.797 9204.030   10.797   11.396
    9215   12.480    1.000   -3.740   13.403   10.778 9204.100   10.778   11.404
    9216   12.592    1.000   -3.660   13.801   10.766 9204.170   10.766   11.413
    9217   12.462    1.000   -3.620   13.576   10.746 9204.240   10.746   11.421
    9218   12.523    1.000   -3.590   13.701   10.766 9205.010   10.766   11.428
    9219   12.601    1.000   -3.550   13.826   10.774 9205.080   10.774   11.436
    9220   12.530    1.000   -3.510   13.636   10.495 9205.150   10.495   11.444
    9221   12.583    1.000   -3.510   13.775   10.581 9205.220   10.581   11.452
    9222   12.621    1.000   -3.470   13.828   10.605 9205.290   10.605   11.460
    9223   12.595    1.000   -3.490   13.774   10.538 9206.050   10.538   11.467
    9224   12.501    1.000   -3.450   13.658   10.483 9206.120   10.483   11.475
    9225   12.372    1.000   -3.440   13.464   10.444 9206.190   10.444   11.482
    9226   12.369    1.000   -3.420   13.465   10.467 9206.260   10.467   11.490
    9227   12.544    1.000   -3.440   13.750   10.624 9207.030   10.624   11.498
    9228   12.629    1.000   -3.350   13.854   10.770 9207.100   10.770   11.505
    9229   12.580    1.000   -3.240   13.895   10.793 9207.170   10.793   11.512
    9230   12.527    1.000   -3.190   13.769   10.695 9207.240   10.695   11.520
    9231   12.713    1.000   -3.140   14.199   10.966 9207.310   10.966   11.527
    9232   12.653    1.000   -3.110   14.029   10.919 9208.070   10.919   11.534
    9233   12.655    1.000   -3.080   14.072   11.021 9208.140   11.021   11.541
    9234   12.586    1.000   -3.050   13.911   11.017 9208.210   11.017   11.547
    9235   12.597    1.000   -3.030   13.919   10.997 9208.280   10.997   11.554
    9236   12.663    1.000   -3.010   14.002   11.005 9209.040   11.005   11.561
    9237   12.711    1.000   -2.960   14.094   11.041 9209.110   11.041   11.567
    9238   12.771    1.000   -2.900   14.215   11.092 9209.180   11.092   11.574
    9239   12.641    1.000   -2.880   13.935   11.052 9209.250   11.052   11.580
    9240   12.600    1.000   -2.870   13.812   11.088 9210.020   11.088   11.587
    9241   12.529    1.000   -2.830   13.556   11.084 9210.090   11.084   11.593
    9242   12.657    1.000   -2.770   13.869   11.363 9210.160   11.363   11.600
    9243   12.736    1.000   -2.790   13.956   11.429 9210.230   11.429   11.606
    9244   12.806    1.000   -2.740   14.117   11.637 9210.300   11.637   11.612
    9245   12.870    1.000   -2.750   14.088   11.657 9211.060   11.657   11.618
    9246   12.991    1.000   -2.740   14.259   11.865 9211.130   11.865   11.624
    9247   13.039    1.000   -2.740   14.408   11.975 9211.200   11.975   11.630
    9248   13.112    1.000   -2.740   14.534   12.057 9211.270   12.057   11.636
    9249   13.154    1.000   -2.770   14.606   12.163 9212.040   12.163   11.642
    9250   13.153    1.000   -2.790   14.669   12.128 9212.110   12.128   11.649
    9251   13.235    1.000   -2.800   14.932   12.372 9212.180   12.372   11.655
    9252   13.229    1.000   -2.830   14.888   12.391 9212.250   12.391   11.661
    9253   13.258    1.000   -2.860   14.758   12.302 9301.010   12.302   11.667
    9301   13.200    1.000   -2.920   14.540   12.209 9301.080   12.209   11.674
    9302   13.358    1.000   -2.830   14.823   12.395 9301.150   12.395   11.680
    9303   13.383    1.000   -2.770   14.795   12.285 9301.220   12.285   11.687
    9304   13.367    1.000   -2.770   14.894   12.408 9301.290   12.408   11.693
    9305   13.509    1.000   -2.740   15.246   12.667 9302.050   12.667   11.699
    9306   13.420    1.000   -2.730   15.106   12.501 9302.120   12.501   11.705
    9307   13.232    1.000   -2.710   14.762   12.133 9302.190   12.133   11.711
    9308   13.339    1.000   -2.690   15.081   12.400 9302.260   12.400   11.718
    9309   13.439    1.000   -2.710   15.182   12.523 9303.050   12.523   11.724
    9310   13.522    1.000   -2.670   15.317   12.616 9303.120   12.616   11.730
    9311   13.501    1.000   -2.660   15.337   12.539 9303.190   12.539   11.736
    9312   13.485    1.000   -2.650   15.263   12.421 9303.260   12.421   11.742
    9313   13.381    1.000   -2.660   15.053   12.345 9304.020   12.345   11.748
    9314   13.411    1.000   -2.670   15.077   12.162 9304.090   12.162   11.754
    9315   13.493    1.000   -2.640   15.328   12.251 9304.160   12.251   11.760
    9316   13.395    1.000   -2.630   14.930   11.989 9304.230   11.989   11.766
    9317   13.436    1.000   -2.610   15.046   12.103 9304.300   12.103   11.772
    9318   13.535    1.000   -2.620   15.127   12.209 9305.070   12.209   11.777
    9319   13.509    1.000   -2.590   15.042   12.146 9305.140   12.146   11.783
    9320   13.640    1.000   -2.600   15.265   12.438 9305.210   12.438   11.789
    9321   13.717    1.000   -2.590   15.423   12.480 9305.280   12.480   11.795
    9322   13.750    1.000   -2.620   15.427   12.311 9306.040   12.311   11.801
    9323   13.670    1.000   -2.620   15.340   12.328 9306.110   12.328   11.807
    9324   13.639    1.000   -2.620   15.226   12.082 9306.180   12.082   11.813
    9325   13.699    1.000   -2.620   15.369   12.247 9306.250   12.247   11.819
    9326   13.736    1.000   -2.630   15.317   12.188 9307.020   12.188   11.825
    9327   13.751    1.000   -2.630   15.404   12.264 9307.090   12.264   11.831
    9328   13.737    1.000   -2.640   15.331   12.158 9307.160   12.158   11.837
    9329   13.747    1.000   -2.630   15.386   12.154 9307.230   12.154   11.843
    9330   13.804    1.000   -2.650   15.430   12.234 9307.300   12.234   11.849
    9331   13.880    1.000   -2.650   15.457   12.285 9308.060   12.285   11.855
    9332   13.915    1.000   -2.640   15.516   12.294 9308.130   12.294   11.861
    9333   14.030    1.000   -2.640   15.732   12.400 9308.200   12.400   11.867
    9334   14.075    1.000   -2.640   15.891   12.357 9308.270   12.357   11.873
    9335   14.116    1.000   -2.640   15.927   12.362 9309.030   12.362   11.879
    9336   14.095    1.000   -2.640   15.949   12.451 9309.100   12.451   11.885
    9337   14.057    1.000   -2.640   15.858   12.243 9309.170   12.243   11.891
    9338   14.140    1.000   -2.650   15.825   12.298 9309.240   12.298   11.897
    9339   14.212    1.000   -2.650   15.960   12.374 9310.010   12.374   11.903
    9340   14.216    1.000   -2.680   15.934   12.383 9310.080   12.383   11.909
    9341   14.364    1.000   -2.640   16.260   12.544 9310.150   12.544   11.915
    9342   14.264    1.000   -2.650   16.053   12.311 9310.220   12.311   11.921
    9343   14.305    1.000   -2.640   16.219   12.315 9310.290   12.315   11.927
    9344   14.184    1.000   -2.660   15.941   12.065 9311.050   12.065   11.933
    9345   14.295    1.000   -2.650   16.151   12.205 9311.120   12.205   11.939
    9346   14.160    1.000   -2.670   16.063   12.044 9311.190   12.044   11.945
    9347   14.172    1.000   -2.670   16.087   12.065 9311.260   12.065   11.951
    9348   14.259    1.000   -2.690   16.159   12.018 9312.030   12.018   11.957
    9349   14.255    1.000   -2.690   16.134   12.018 9312.100   12.018   11.964
    9350   14.262    1.000   -2.690   16.227   12.018 9312.170   12.018   11.970
    9351   14.287    1.000   -2.710   16.270   12.023 9312.240   12.023   11.976
    9352   14.369    1.000   -2.720   16.246   12.023 9312.310   12.023   11.982
    9401   14.415    1.000   -2.750   16.375   12.027 9401.070   12.027   11.988
    9402   14.493    1.000   -2.710   16.558   12.027 9401.140   12.027   11.995
    9403   14.497    1.000   -2.690   16.559   12.027 9401.210   12.027   12.001
    9404   14.554    1.000   -2.680   16.707   12.032 9401.280   12.032   12.007
    9405   14.459    1.000   -2.680   16.405   12.032 9402.040   12.032   12.013
    9406   14.489    1.000   -2.710   16.426   12.032 9402.110   12.032   12.020
    9407   14.499    1.000   -2.750   16.348   12.036 9402.180   12.036   12.026
    9408   14.459    1.000   -2.770   16.300   12.036 9402.250   12.036   12.032
    9409   14.484    1.000   -2.790   16.262   12.041 9403.040   12.041   12.038
    9410   14.524    1.000   -2.810   16.329   12.041 9403.110   12.041   12.045
    9411   14.630    1.000   -2.830   16.500   12.045 9403.180   12.045   12.051
    9412   14.464    1.000   -2.860   16.141   12.045 9403.250   12.045   12.058
    9413   14.171    1.000   -2.930   15.631   12.045 9404.010   12.045   12.065
    9414   14.281    1.000   -2.970   15.686   12.050 9404.080   12.050   12.071
    9415   14.187    1.000   -3.000   15.663   12.054 9404.150   12.054   12.078
    9416   14.151    1.000   -3.040   15.723   12.054 9404.220   12.054   12.085
    9417   14.267    1.000   -3.130   15.848   12.059 9404.290   12.059   12.092
    9418   14.226    1.000   -3.150   15.748   12.059 9405.060   12.059   12.099
    9419   14.119    1.000   -3.240   15.628   12.063 9405.130   12.063   12.107
    9420   14.279    1.000   -3.310   16.017   12.068 9405.200   12.068   12.114
    9421   14.321    1.000   -3.470   16.111   12.072 9405.270   12.072   12.122
    9422   14.371    1.000   -3.510   16.219   12.077 9406.030   12.077   12.130
    9423   14.317    1.000   -3.570   16.176   12.082 9406.100   12.082   12.138
    9424   14.320    1.000   -3.590   16.178   12.086 9406.170   12.086   12.147
    9425   14.045    1.000   -3.630   15.635   12.091 9406.240   12.091   12.155
    9426   14.130    1.000   -3.640   15.764   12.095 9407.010   12.095   12.163
    9427   14.188    1.000   -3.700   15.892   12.100 9407.080   12.100   12.172
    9428   14.283    1.000   -3.750   16.063   12.100 9407.150   12.100   12.181
    9429   14.242    1.000   -3.780   16.035   12.104 9407.220   12.104   12.189
    9430   14.320    1.000   -3.800   16.226   12.109 9407.290   12.109   12.198
    9431   14.307    1.000   -3.830   16.194   12.113 9408.050   12.113   12.207
    9432   14.404    1.000   -3.850   16.375   12.113 9408.120   12.113   12.216
    9433   14.460    1.000   -3.880   16.445   12.118 9408.190   12.118   12.225
    9434   14.626    1.000   -4.030   16.813   12.122 9408.260   12.122   12.234
    9435   14.595    1.000   -4.080   16.723   12.127 9409.020   12.127   12.244
    9436   14.585    1.000   -4.120   16.632   12.131 9409.090   12.131   12.253
    9437   14.651    1.000   -4.140   16.748   12.136 9409.160   12.136   12.263
    9438   14.477    1.000   -4.170   16.347   12.140 9409.230   12.140   12.273
    9439   14.515    1.000   -4.200   16.464   12.145 9409.300   12.145   12.282
    9440   14.400    1.000   -4.260   16.203   12.149 9410.070   12.149   12.292
    9441   14.590    1.000   -4.290   16.710   12.154 9410.140   12.154   12.302
    9442   14.565    1.000   -4.310   16.569   12.154 9410.210   12.154   12.312
    9443   14.691    1.000   -4.350   16.895   12.159 9410.280   12.159   12.323
    9444   14.556    1.000   -4.400   16.495   12.159 9411.040   12.159   12.333
    9445   14.554    1.000   -4.410   16.506   12.163 9411.110   12.163   12.343
    9446   14.552    1.000   -4.500   16.484   12.168 9411.180   12.168   12.354
    9447   14.377    1.000   -4.770   16.165   12.177 9411.250   12.177   12.364
    9448   14.395    1.000   -4.840   16.211   12.181 9412.020   12.181   12.376
    9449   14.229    1.000   -4.910   15.993   12.191 9412.090   12.191   12.387
    9450   14.410    1.000   -4.970   16.426   12.196 9412.160   12.196   12.399
    9451   14.479    1.000   -5.040   16.472   12.200 9412.230   12.200   12.411
    9452   14.522    1.000   -5.120   16.461   12.210 9412.300   12.210   12.423
    9501   14.511    1.000   -5.180   16.520   12.214 9501.060   12.214   12.435
    9502   14.611    1.000   -5.180   16.719   12.219 9501.130   12.219   12.447
    9503   14.584    1.000   -5.160   16.685   12.228 9501.200   12.228   12.460
    9504   14.598    1.000   -5.170   16.895   12.233 9501.270   12.233   12.472
    9505   14.742    1.000   -5.230   17.200   12.237 9502.030   12.237   12.484
    9506   14.832    1.000   -5.370   17.310   12.265 9502.100   12.265   12.497
    9507   14.816    1.000   -5.430   17.337   12.265 9502.170   12.265   12.510
    9508   14.877    1.000   -5.480   17.566   12.362 9502.240   12.362   12.523
    9509   14.909    1.000   -5.490   17.478   12.394 9503.030   12.394   12.536
    9510   14.933    1.000   -5.490   17.636   12.440 9503.100   12.440   12.549
    9511   15.026    1.000   -5.500   17.859   12.592 9503.170   12.592   12.562
    9512   15.133    1.000   -5.520   18.065   12.698 9503.240   12.698   12.575
    9513   15.140    1.000   -5.530   18.064   12.657 9503.310   12.657   12.589
    9514   15.180    1.000   -5.580   18.280   12.786 9504.070   12.786   12.602
    9515   15.318    1.000   -5.530   18.391   12.860 9504.140   12.860   12.616
    9516   15.243    1.000   -5.540   18.375   12.717 9504.210   12.717   12.629
    9517   15.387    1.000   -5.510   18.609   12.818 9504.280   12.818   12.642
    9518   15.445    1.000   -5.530   18.815   12.906 9505.050   12.906   12.656
    9519   15.582    1.000   -5.510   19.022   13.122 9505.120   13.122   12.669
    9520   15.552    1.000   -5.520   18.801   12.910 9505.190   12.910   12.683
    9521   15.628    1.000   -5.510   18.973   13.002 9505.260   13.002   12.696
    9522   15.727    1.000   -5.510   19.304   13.214 9506.020   13.214   12.709
    9523   15.751    1.000   -5.500   19.148   13.150 9506.090   13.150   12.723
    9524   15.912    1.000   -5.490   19.590   13.431 9506.160   13.431   12.736
    9525   16.124    1.000   -5.490   19.958   13.823 9506.230   13.823   12.750
    9526   16.044    1.000   -5.460   19.788   13.648 9506.300   13.648   12.763
    9527   16.302    1.000   -5.470   20.220   13.947 9507.070   13.947   12.777
    9528   16.415    1.000   -5.420   20.358   14.159 9507.140   14.159   12.790
    9529   16.230    1.000   -5.340   20.140   13.777 9507.210   13.777   12.803
    9530   16.478    1.000   -5.320   20.489   14.159 9507.280   14.159   12.816
    9531   16.396    1.000   -5.310   20.354   13.966 9508.040   13.966   12.829
    9532   16.425    1.000   -5.290   20.225   13.993 9508.110   13.993   12.842
    9533   16.608    1.000   -5.270   20.384   13.993 9508.180   13.993   12.855
    9534   16.561    1.000   -5.270   20.427   14.012 9508.250   14.012   12.868
    9535   16.614    1.000   -5.250   20.573   14.063 9509.010   14.063   12.881
    9536   16.848    1.000   -5.250   20.906   14.358 9509.080   14.358   12.894
    9537   16.879    1.000   -5.240   21.305   14.570 9509.150   14.570   12.907
    9538   16.867    1.000   -5.250   21.256   14.662 9509.220   14.662   12.920
    9539   16.876    1.000   -5.210   21.364   14.694 9509.290   14.694   12.933
    9540   16.779    1.000   -5.290   21.304   14.782 9510.060   14.782   12.946
    9541   16.851    1.000   -5.200   21.388   14.938 9510.130   14.938   12.959
    9542   16.858    1.000   -5.210   21.506   15.160 9510.200   15.160   12.972
    9543   16.753    1.000   -5.200   21.233   14.888 9510.270   14.888   12.985


                                        Risk-adjusted
Rightime Social Awareness Fund          comparison of change
Balanced Reference Index                investment in the
  (50% Lipper/50% Money Market)         in value of $10,000
Money Market Fund Index                 Rightime Social
                                        Awareness Fund,
                                        Balanced Reference
                                        Index (50%
                                        Lipper/50% Money
                                        Market), and Money
                                        Market Fund Index.



                                                         October 31, 1995

Rightime                                         The Rightime MidCap Fund
Family of Funds                                    Performance Comparison
-------------------------------------------------------------------------


Our fiscal year ending October 31, 1995 was an excellent year for equity investments. As the uncertainty and gloom of 1994 dissipated, stocks rallied. Prices were driven higher by strong earnings growth and declining interest rates. Technology stocks led the rally while large-capitalization stocks outperformed the small caps. Many market researchers feel that, in the long run, small-cap stocks should outperform mid-cap stocks, which should outperform large-cap stocks. However, during this period, mid-cap stocks underperformed both of the other groups.

Rightime MidCap Fund, under the guidance of the Rightime Market Model (RTMM(registered trademark)), participated in most of this rally. However, due to its mid-cap objective, it underperformed our other equity funds. The model provided the discipline to buy equities in early February of 1995, even though large- capitalization stock indexes were at new highs. In spite of these peaks, we can now see that this was an excellent buying opportunity. Small and mid-cap stocks had not yet broken out to new highs. At the time short-term interest rates had begun to decline from their peak. Long-term rates continued a decline that began in November 1994. Combined with a strong earnings environment (that has ultimately just grown stronger) these dual forces fueled the stock market's engine. Rightime MidCap Fund is a broad-based, well diversified portfolio of mid- capitalization stocks. The Fund remains fully invested in equities. It is committed to the allocations determined by the Rightime Market Model (RTMM(registered trademark)).


------------------------------------------------------
               Average Annual Total Return
------------------------------------------------------
                                     Since Inception
        1 Year        5 Years        Nov. 11, 1991
------------------------------------------------------
        14.36%         N/A              9.65%
------------------------------------------------------


Performance Comparison

The "Performance Comparison" chart assesses the Rightime MidCap Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.


The MidCap Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


Performance Comparison

THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        lpprgrth.w.f0     rtmmyld.w         rightime_mcf.temp rightime_mcf.temp
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  9146    9.784    1.000   -5.580    9.819    9.332 9111.150    9.332   10.000
mx  9543   17.124    1.000   -2.590   17.159   15.365 9510.270   15.365   11.580
cl  9543   16.764    1.000   -5.200   16.940   14.863 9510.270   14.863   11.580

xb   207   12.792    1.000   -3.721   12.728   12.012 9341.432   12.012   10.695
sd          1.713    0.000    1.057    1.667    1.294  116.007    1.294    0.420
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime_mcf.temp ->          1.749    0.635    0.376   10.521   -0.435    9.265
lpprgrth.w.f0     ->         -0.072    0.992    0.821   13.931   -0.118    9.794
defensive         ->          3.740    0.002    0.019    3.772  -10.802    0.146
--------------------------------------------------------------------------------
    9146   10.000    1.000   -4.810   10.000   10.000 9111.150   10.000   10.000
    9147    9.860    1.000   -4.780    9.837    9.395 9111.220    9.395   10.009
    9148    9.784    1.000   -4.700    9.819    9.332 9111.290    9.332   10.018
    9149    9.927    1.000   -4.660    9.926    9.521 9112.060    9.521   10.027
    9150   10.060    1.000   -4.630   10.073    9.553 9112.130    9.553   10.036
    9151   10.063    1.000   -4.590   10.147    9.501 9112.200    9.501   10.045
    9152   10.645    1.000   -4.530   10.662   10.108 9112.270   10.108   10.054
    9201   10.961    1.000   -4.510   11.006   10.408 9201.030   10.408   10.063
    9202   11.026    1.000   -4.400   10.900   10.565 9201.100   10.565   10.072
    9203   11.068    1.000   -4.190   11.005   10.668 9201.170   10.668   10.080
    9204   11.013    1.000   -4.050   10.922   10.542 9201.240   10.542   10.088
    9205   10.887    1.000   -3.990   10.752   10.455 9201.310   10.455   10.096
    9206   11.030    1.000   -3.920   10.818   10.680 9202.070   10.680   10.104
    9207   11.012    1.000   -3.850   10.861   10.695 9202.140   10.695   10.111
    9208   10.979    1.000   -3.780   10.840   10.620 9202.210   10.620   10.119
    9209   11.052    1.000   -3.780   10.878   10.589 9202.280   10.589   10.126
    9210   10.816    1.000   -3.750   10.667   10.589 9203.060   10.589   10.133
    9211   10.847    1.000   -3.720   10.712   10.565 9203.130   10.565   10.141
    9212   10.984    1.000   -3.720   10.859   10.518 9203.200   10.518   10.148
    9213   10.761    1.000   -3.730   10.659   10.502 9203.270   10.502   10.155
    9214   10.616    1.000   -3.730   10.614   10.526 9204.030   10.526   10.163
    9215   10.679    1.000   -3.740   10.693   10.546 9204.100   10.546   10.170
    9216   10.863    1.000   -3.660   11.011   10.546 9204.170   10.546   10.177
    9217   10.631    1.000   -3.620   10.832   10.589 9204.240   10.589   10.184
    9218   10.728    1.000   -3.590   10.931   10.561 9205.010   10.561   10.191
    9219   10.854    1.000   -3.550   11.031   10.561 9205.080   10.561   10.198
    9220   10.725    1.000   -3.510   10.880   10.360 9205.150   10.360   10.205
    9221   10.808    1.000   -3.510   10.991   10.412 9205.220   10.412   10.212
    9222   10.865    1.000   -3.470   11.032   10.475 9205.290   10.475   10.219
    9223   10.814    1.000   -3.490   10.989   10.483 9206.050   10.483   10.226
    9224   10.644    1.000   -3.450   10.897   10.250 9206.120   10.250   10.233
    9225   10.417    1.000   -3.440   10.742    9.974 9206.190    9.974   10.239
    9226   10.405    1.000   -3.420   10.743    9.895 9206.260    9.895   10.246
    9227   10.694    1.000   -3.440   10.971   10.254 9207.030   10.254   10.253
    9228   10.831    1.000   -3.350   11.053   10.348 9207.100   10.348   10.260
    9229   10.740    1.000   -3.240   11.086   10.376 9207.170   10.376   10.266
    9230   10.644    1.000   -3.190   10.986   10.297 9207.240   10.297   10.273
    9231   10.953    1.000   -3.140   11.329   10.617 9207.310   10.617   10.279
    9232   10.842    1.000   -3.110   11.193   10.479 9208.070   10.479   10.285
    9233   10.841    1.000   -3.080   11.227   10.459 9208.140   10.459   10.291
    9234   10.716    1.000   -3.050   11.098   10.364 9208.210   10.364   10.297
    9235   10.729    1.000   -3.030   11.105   10.329 9208.280   10.329   10.303
    9236   10.834    1.000   -3.010   11.171   10.447 9209.040   10.447   10.309
    9237   10.910    1.000   -2.960   11.245   10.550 9209.110   10.550   10.315
    9238   11.007    1.000   -2.900   11.341   10.565 9209.180   10.565   10.321
    9239   10.776    1.000   -2.880   11.118   10.396 9209.250   10.396   10.327
    9240   10.701    1.000   -2.870   11.019   10.262 9210.020   10.262   10.333
    9241   10.574    1.000   -2.830   10.816   10.183 9210.090   10.183   10.338
    9242   10.785    1.000   -2.770   11.065   10.368 9210.160   10.368   10.344
    9243   10.914    1.000   -2.790   11.134   10.538 9210.230   10.538   10.349
    9244   11.027    1.000   -2.740   11.263   10.680 9210.300   10.680   10.355
    9245   11.132    1.000   -2.750   11.240   10.822 9211.060   10.822   10.360
    9246   11.336    1.000   -2.740   11.376   11.038 9211.130   11.038   10.366
    9247   11.414    1.000   -2.740   11.495   11.074 9211.200   11.074   10.371
    9248   11.534    1.000   -2.740   11.596   11.172 9211.270   11.172   10.377
    9249   11.604    1.000   -2.770   11.653   11.326 9212.040   11.326   10.382
    9250   11.596    1.000   -2.790   11.704   11.295 9212.110   11.295   10.388
    9251   11.734    1.000   -2.800   11.913   11.389 9212.180   11.389   10.393
    9252   11.717    1.000   -2.830   11.878   11.362 9212.250   11.362   10.399
    9253   11.761    1.000   -2.860   11.775   11.580 9301.010   11.580   10.404
    9301   11.651    1.000   -2.920   11.601   11.354 9301.080   11.354   10.410
    9302   11.924    1.000   -2.830   11.826   11.666 9301.150   11.666   10.416
    9303   11.962    1.000   -2.770   11.804   11.755 9301.220   11.755   10.422
    9304   11.927    1.000   -2.770   11.883   11.702 9301.290   11.702   10.427
    9305   12.175    1.000   -2.740   12.164   11.905 9302.050   11.905   10.433
    9306   12.009    1.000   -2.730   12.052   11.730 9302.120   11.730   10.438
    9307   11.665    1.000   -2.710   11.778   11.317 9302.190   11.317   10.444
    9308   11.848    1.000   -2.690   12.033   11.508 9302.260   11.508   10.449
    9309   12.020    1.000   -2.710   12.113   11.686 9303.050   11.686   10.454
    9310   12.162    1.000   -2.670   12.220   11.755 9303.120   11.755   10.460
    9311   12.117    1.000   -2.660   12.236   11.694 9303.190   11.694   10.465
    9312   12.082    1.000   -2.650   12.177   11.690 9303.260   11.690   10.471
    9313   11.889    1.000   -2.660   12.010   11.552 9304.020   11.552   10.476
    9314   11.938    1.000   -2.670   12.029   11.459 9304.090   11.459   10.481
    9315   12.077    1.000   -2.640   12.229   11.568 9304.160   11.568   10.487
    9316   11.896    1.000   -2.630   11.911   11.402 9304.230   11.402   10.492
    9317   11.962    1.000   -2.610   12.004   11.508 9304.300   11.508   10.497
    9318   12.132    1.000   -2.620   12.069   11.710 9305.070   11.710   10.502
    9319   12.080    1.000   -2.590   12.001   11.633 9305.140   11.633   10.508
    9320   12.309    1.000   -2.600   12.179   11.852 9305.210   11.852   10.513
    9321   12.440    1.000   -2.590   12.305   12.006 9305.280   12.006   10.518
    9322   12.494    1.000   -2.620   12.308   11.880 9306.040   11.880   10.523
    9323   12.343    1.000   -2.620   12.239   11.730 9306.110   11.730   10.529
    9324   12.280    1.000   -2.620   12.148   11.718 9306.180   11.718   10.534
    9325   12.383    1.000   -2.620   12.262   11.856 9306.250   11.856   10.539
    9326   12.444    1.000   -2.630   12.220   12.059 9307.020   12.059   10.545
    9327   12.465    1.000   -2.630   12.290   12.002 9307.090   12.002   10.550
    9328   12.433    1.000   -2.640   12.231   11.905 9307.160   11.905   10.555
    9329   12.444    1.000   -2.630   12.275   11.815 9307.230   11.815   10.561
    9330   12.541    1.000   -2.650   12.310   11.998 9307.300   11.998   10.566
    9331   12.673    1.000   -2.650   12.332   12.103 9308.060   12.103   10.571
    9332   12.730    1.000   -2.640   12.379   12.132 9308.130   12.132   10.577
    9333   12.934    1.000   -2.640   12.551   12.342 9308.200   12.342   10.582
    9334   13.011    1.000   -2.640   12.679   12.379 9308.270   12.379   10.587
    9335   13.081    1.000   -2.640   12.707   12.500 9309.030   12.500   10.593
    9336   13.035    1.000   -2.640   12.725   12.395 9309.100   12.395   10.598
    9337   12.957    1.000   -2.640   12.652   12.290 9309.170   12.290   10.603
    9338   13.104    1.000   -2.650   12.626   12.456 9309.240   12.456   10.609
    9339   13.230    1.000   -2.650   12.733   12.581 9310.010   12.581   10.614
    9340   13.233    1.000   -2.680   12.713   12.464 9310.080   12.464   10.620
    9341   13.500    1.000   -2.640   12.973   12.731 9310.150   12.731   10.625
    9342   13.305    1.000   -2.650   12.808   12.444 9310.220   12.444   10.630
    9343   13.375    1.000   -2.640   12.940   12.589 9310.290   12.589   10.636
    9344   13.142    1.000   -2.660   12.718   12.269 9311.050   12.269   10.641
    9345   13.341    1.000   -2.650   12.886   12.585 9311.120   12.585   10.647
    9346   13.083    1.000   -2.670   12.815   12.294 9311.190   12.294   10.652
    9347   13.098    1.000   -2.670   12.835   12.330 9311.260   12.330   10.658
    9348   13.252    1.000   -2.690   12.892   12.273 9312.030   12.273   10.663
    9349   13.238    1.000   -2.690   12.872   12.269 9312.100   12.269   10.669
    9350   13.243    1.000   -2.690   12.947   12.310 9312.170   12.310   10.674
    9351   13.284    1.000   -2.710   12.981   12.249 9312.240   12.249   10.680
    9352   13.430    1.000   -2.720   12.962   12.253 9312.310   12.253   10.685
    9401   13.508    1.000   -2.750   13.064   12.253 9401.070   12.253   10.691
    9402   13.647    1.000   -2.710   13.210   12.262 9401.140   12.262   10.696
    9403   13.648    1.000   -2.690   13.212   12.266 9401.210   12.266   10.702
    9404   13.748    1.000   -2.680   13.329   12.262 9401.280   12.262   10.707
    9405   13.561    1.000   -2.680   13.088   12.292 9402.040   12.292   10.713
    9406   13.611    1.000   -2.710   13.106   12.271 9402.110   12.271   10.718
    9407   13.623    1.000   -2.750   13.043   12.275 9402.180   12.275   10.724
    9408   13.540    1.000   -2.770   13.004   12.271 9402.250   12.271   10.730
    9409   13.581    1.000   -2.790   12.974   12.279 9403.040   12.279   10.735
    9410   13.647    1.000   -2.810   13.028   12.275 9403.110   12.275   10.741
    9411   13.839    1.000   -2.830   13.164   12.284 9403.180   12.284   10.747
    9412   13.517    1.000   -2.860   12.878   12.279 9403.250   12.279   10.753
    9413   12.962    1.000   -2.930   12.471   12.288 9404.010   12.288   10.759
    9414   13.157    1.000   -2.970   12.515   12.292 9404.080   12.292   10.765
    9415   12.975    1.000   -3.000   12.497   12.301 9404.150   12.301   10.771
    9416   12.902    1.000   -3.040   12.545   12.301 9404.220   12.301   10.777
    9417   13.106    1.000   -3.130   12.644   12.301 9404.290   12.301   10.783
    9418   13.023    1.000   -3.150   12.565   12.314 9405.060   12.314   10.790
    9419   12.820    1.000   -3.240   12.469   12.310 9405.130   12.310   10.796
    9420   13.101    1.000   -3.310   12.779   12.305 9405.200   12.305   10.803
    9421   13.171    1.000   -3.470   12.854   12.310 9405.270   12.310   10.810
    9422   13.253    1.000   -3.510   12.940   12.310 9406.030   12.310   10.817
    9423   13.146    1.000   -3.570   12.906   12.319 9406.100   12.319   10.824
    9424   13.142    1.000   -3.590   12.907   12.327 9406.170   12.327   10.832
    9425   12.628    1.000   -3.630   12.474   12.340 9406.240   12.340   10.839
    9426   12.773    1.000   -3.640   12.577   12.340 9407.010   12.340   10.847
    9427   12.868    1.000   -3.700   12.679   12.345 9407.080   12.345   10.854
    9428   13.032    1.000   -3.750   12.816   12.349 9407.150   12.349   10.862
    9429   12.948    1.000   -3.780   12.794   12.345 9407.220   12.345   10.870
    9430   13.080    1.000   -3.800   12.946   12.345 9407.290   12.345   10.878
    9431   13.047    1.000   -3.830   12.920   12.358 9408.050   12.358   10.886
    9432   13.213    1.000   -3.850   13.064   12.362 9408.120   12.362   10.894
    9433   13.307    1.000   -3.880   13.121   12.371 9408.190   12.371   10.902
    9434   13.602    1.000   -4.030   13.414   12.362 9408.260   12.362   10.910
    9435   13.534    1.000   -4.080   13.342   12.380 9409.020   12.380   10.918
    9436   13.505    1.000   -4.120   13.269   12.384 9409.090   12.384   10.927
    9437   13.616    1.000   -4.140   13.362   12.388 9409.160   12.388   10.935
    9438   13.283    1.000   -4.170   13.042   12.388 9409.230   12.388   10.944
    9439   13.342    1.000   -4.200   13.135   12.397 9409.300   12.397   10.953
    9440   13.119    1.000   -4.260   12.927   12.397 9410.070   12.397   10.962
    9441   13.455    1.000   -4.290   13.332   12.397 9410.140   12.397   10.971
    9442   13.398    1.000   -4.310   13.220   12.406 9410.210   12.406   10.980
    9443   13.619    1.000   -4.350   13.480   12.410 9410.280   12.410   10.989
    9444   13.356    1.000   -4.400   13.160   12.428 9411.040   12.428   10.998
    9445   13.342    1.000   -4.410   13.169   12.428 9411.110   12.428   11.007
    9446   13.328    1.000   -4.500   13.152   12.432 9411.180   12.432   11.016
    9447   12.996    1.000   -4.770   12.897   12.441 9411.250   12.441   11.026
    9448   13.016    1.000   -4.840   12.933   12.445 9412.020   12.445   11.036
    9449   12.703    1.000   -4.910   12.760   12.452 9412.090   12.452   11.046
    9450   13.014    1.000   -4.970   13.105   12.465 9412.160   12.465   11.057
    9451   13.126    1.000   -5.040   13.142   12.470 9412.230   12.470   11.067
    9452   13.193    1.000   -5.120   13.133   12.488 9412.300   12.488   11.078
    9501   13.159    1.000   -5.180   13.181   12.488 9501.060   12.488   11.089
    9502   13.327    1.000   -5.180   13.339   12.492 9501.130   12.492   11.100
    9503   13.265    1.000   -5.160   13.312   12.510 9501.200   12.510   11.111
    9504   13.277    1.000   -5.170   13.479   12.515 9501.270   12.515   11.122
    9505   13.527    1.000   -5.230   13.723   12.520 9502.030   12.520   11.133
    9506   13.677    1.000   -5.370   13.810   12.601 9502.100   12.601   11.144
    9507   13.635    1.000   -5.430   13.832   12.538 9502.170   12.538   11.155
    9508   13.732    1.000   -5.480   14.015   12.642 9502.240   12.642   11.167
    9509   13.778    1.000   -5.490   13.945   12.673 9503.030   12.673   11.179
    9510   13.807    1.000   -5.490   14.071   12.682 9503.100   12.682   11.191
    9511   13.965    1.000   -5.500   14.249   12.750 9503.170   12.750   11.202
    9512   14.149    1.000   -5.520   14.413   12.886 9503.240   12.886   11.214
    9513   14.146    1.000   -5.530   14.412   12.900 9503.310   12.900   11.226
    9514   14.205    1.000   -5.580   14.584   12.949 9504.070   12.949   11.238
    9515   14.449    1.000   -5.530   14.673   13.139 9504.140   13.139   11.250
    9516   14.292    1.000   -5.540   14.660   12.986 9504.210   12.986   11.262
    9517   14.547    1.000   -5.510   14.847   13.171 9504.280   13.171   11.274
    9518   14.641    1.000   -5.530   15.011   13.130 9505.050   13.130   11.286
    9519   14.885    1.000   -5.510   15.176   13.384 9505.120   13.384   11.298
    9520   14.813    1.000   -5.520   15.000   13.334 9505.190   13.334   11.310
    9521   14.943    1.000   -5.510   15.137   13.447 9505.260   13.447   11.322
    9522   15.115    1.000   -5.510   15.401   13.578 9506.020   13.578   11.334
    9523   15.145    1.000   -5.500   15.277   13.601 9506.090   13.601   11.346
    9524   15.439    1.000   -5.490   15.629   13.877 9506.160   13.877   11.358
    9525   15.834    1.000   -5.490   15.923   14.148 9506.230   14.148   11.370
    9526   15.660    1.000   -5.460   15.788   13.995 9506.300   13.995   11.381
    9527   16.147    1.000   -5.470   16.133   14.393 9507.070   14.393   11.393
    9528   16.354    1.000   -5.420   16.243   14.547 9507.140   14.547   11.405
    9529   15.969    1.000   -5.340   16.069   14.221 9507.210   14.221   11.417
    9530   16.441    1.000   -5.320   16.347   14.660 9507.280   14.660   11.429
    9531   16.261    1.000   -5.310   16.239   14.510 9508.040   14.510   11.441
    9532   16.301    1.000   -5.290   16.136   14.583 9508.110   14.583   11.452
    9533   16.648    1.000   -5.270   16.263   14.940 9508.180   14.940   11.464
    9534   16.538    1.000   -5.270   16.297   14.868 9508.250   14.868   11.475
    9535   16.627    1.000   -5.250   16.414   14.967 9509.010   14.967   11.487
    9536   17.077    1.000   -5.250   16.679   15.352 9509.080   15.352   11.499
    9537   17.124    1.000   -5.240   16.998   15.365 9509.150   15.365   11.510
    9538   17.082    1.000   -5.250   16.959   15.352 9509.220   15.352   11.522
    9539   17.083    1.000   -5.210   17.045   15.329 9509.290   15.329   11.533
    9540   16.869    1.000   -5.290   16.997   15.031 9510.060   15.031   11.545
    9541   16.996    1.000   -5.200   17.064   15.171 9510.130   15.171   11.557
    9542   16.994    1.000   -5.210   17.159   15.184 9510.200   15.184   11.568
    9543   16.764    1.000   -5.200   16.940   14.863 9510.270   14.863   11.580


                                        Comparison of change
Rightime MidCap Fund                    in value of $10,000
Lipper Growth Fund Index                investment in the
Money Market Fund Index                 Rightime MidCap
                                        Fund, Lipper Growth
                                        Fund Index and Money
                                        Market Fund Index.



Risk-adjusted Performance Comparison

THE FOLLOWING PLOT POINTS WHERE USED TO GENERATE THE GRAPHIC PERFORMANCE CHART AT THIS POINT IN THE PRINTED SHAREHOLDER REPORT.




--------------------------------------------------------------------------------
   date          timing sig        sp_500_ndx.w      calendar          defensive
        lppr_mmf_5050.ref rtmmyld.w         rightime_mcf.temp rightime_mcf.temp
--------------------------------------------------------------------------------
weighting factors:            0.000    0.000    1.000    0.000    0.000    0.000
--------------1--------2--------3--------4--------5--------6--------7--------8--

mn  9146    9.901    1.000   -5.580    9.819    9.332 9111.150    9.332   10.000
mx  9543   14.106    1.000   -2.590   17.159   15.365 9510.270   15.365   11.580
cl  9543   14.000    1.000   -5.200   16.940   14.863 9510.270   14.863   11.580

xb   207   11.713    1.000   -3.721   12.728   12.012 9341.432   12.012   10.695
sd          1.014    0.000    1.057    1.667    1.294  116.007    1.294    0.420
------------------------------alpha-----beta------r2---gain/yr-----cml---std dev
rightime_mcf.temp ->          1.749    0.635    0.376   10.521   -0.435    9.265
lppr_mmf_5050.ref ->          1.816    0.497    0.822    8.864   -0.262    4.905
defensive         ->          3.740    0.002    0.019    3.772  -10.802    0.146
--------------------------------------------------------------------------------
    9146   10.000    1.000   -4.810   10.000   10.000 9111.150   10.000   10.000
    9147    9.934    1.000   -4.780    9.837    9.395 9111.220    9.395   10.009
    9148    9.901    1.000   -4.700    9.819    9.332 9111.290    9.332   10.018
    9149    9.978    1.000   -4.660    9.926    9.521 9112.060    9.521   10.027
    9150   10.049    1.000   -4.630   10.073    9.553 9112.130    9.553   10.036
    9151   10.055    1.000   -4.590   10.147    9.501 9112.200    9.501   10.045
    9152   10.350    1.000   -4.530   10.662   10.108 9112.270   10.108   10.054
    9201   10.508    1.000   -4.510   11.006   10.408 9201.030   10.408   10.063
    9202   10.544    1.000   -4.400   10.900   10.565 9201.100   10.565   10.072
    9203   10.569    1.000   -4.190   11.005   10.668 9201.170   10.668   10.080
    9204   10.546    1.000   -4.050   10.922   10.542 9201.240   10.542   10.088
    9205   10.490    1.000   -3.990   10.752   10.455 9201.310   10.455   10.096
    9206   10.563    1.000   -3.920   10.818   10.680 9202.070   10.680   10.104
    9207   10.559    1.000   -3.850   10.861   10.695 9202.140   10.695   10.111
    9208   10.547    1.000   -3.780   10.840   10.620 9202.210   10.620   10.119
    9209   10.586    1.000   -3.780   10.878   10.589 9202.280   10.589   10.126
    9210   10.476    1.000   -3.750   10.667   10.589 9203.060   10.589   10.133
    9211   10.495    1.000   -3.720   10.712   10.565 9203.130   10.565   10.141
    9212   10.565    1.000   -3.720   10.859   10.518 9203.200   10.518   10.148
    9213   10.461    1.000   -3.730   10.659   10.502 9203.270   10.502   10.155
    9214   10.395    1.000   -3.730   10.614   10.526 9204.030   10.526   10.163
    9215   10.429    1.000   -3.740   10.693   10.546 9204.100   10.546   10.170
    9216   10.523    1.000   -3.660   11.011   10.546 9204.170   10.546   10.177
    9217   10.415    1.000   -3.620   10.832   10.589 9204.240   10.589   10.184
    9218   10.465    1.000   -3.590   10.931   10.561 9205.010   10.561   10.191
    9219   10.531    1.000   -3.550   11.031   10.561 9205.080   10.561   10.198
    9220   10.471    1.000   -3.510   10.880   10.360 9205.150   10.360   10.205
    9221   10.515    1.000   -3.510   10.991   10.412 9205.220   10.412   10.212
    9222   10.547    1.000   -3.470   11.032   10.475 9205.290   10.475   10.219
    9223   10.526    1.000   -3.490   10.989   10.483 9206.050   10.483   10.226
    9224   10.447    1.000   -3.450   10.897   10.250 9206.120   10.250   10.233
    9225   10.339    1.000   -3.440   10.742    9.974 9206.190    9.974   10.239
    9226   10.336    1.000   -3.420   10.743    9.895 9206.260    9.895   10.246
    9227   10.483    1.000   -3.440   10.971   10.254 9207.030   10.254   10.253
    9228   10.554    1.000   -3.350   11.053   10.348 9207.100   10.348   10.260
    9229   10.512    1.000   -3.240   11.086   10.376 9207.170   10.376   10.266
    9230   10.469    1.000   -3.190   10.986   10.297 9207.240   10.297   10.273
    9231   10.624    1.000   -3.140   11.329   10.617 9207.310   10.617   10.279
    9232   10.573    1.000   -3.110   11.193   10.479 9208.070   10.479   10.285
    9233   10.576    1.000   -3.080   11.227   10.459 9208.140   10.459   10.291
    9234   10.518    1.000   -3.050   11.098   10.364 9208.210   10.364   10.297
    9235   10.527    1.000   -3.030   11.105   10.329 9208.280   10.329   10.303
    9236   10.582    1.000   -3.010   11.171   10.447 9209.040   10.447   10.309
    9237   10.622    1.000   -2.960   11.245   10.550 9209.110   10.550   10.315
    9238   10.673    1.000   -2.900   11.341   10.565 9209.180   10.565   10.321
    9239   10.563    1.000   -2.880   11.118   10.396 9209.250   10.396   10.327
    9240   10.530    1.000   -2.870   11.019   10.262 9210.020   10.262   10.333
    9241   10.470    1.000   -2.830   10.816   10.183 9210.090   10.183   10.338
    9242   10.577    1.000   -2.770   11.065   10.368 9210.160   10.368   10.344
    9243   10.643    1.000   -2.790   11.134   10.538 9210.230   10.538   10.349
    9244   10.702    1.000   -2.740   11.263   10.680 9210.300   10.680   10.355
    9245   10.755    1.000   -2.750   11.240   10.822 9211.060   10.822   10.360
    9246   10.856    1.000   -2.740   11.376   11.038 9211.130   11.038   10.366
    9247   10.897    1.000   -2.740   11.495   11.074 9211.200   11.074   10.371
    9248   10.957    1.000   -2.740   11.596   11.172 9211.270   11.172   10.377
    9249   10.993    1.000   -2.770   11.653   11.326 9212.040   11.326   10.382
    9250   10.992    1.000   -2.790   11.704   11.295 9212.110   11.295   10.388
    9251   11.060    1.000   -2.800   11.913   11.389 9212.180   11.389   10.393
    9252   11.055    1.000   -2.830   11.878   11.362 9212.250   11.362   10.399
    9253   11.079    1.000   -2.860   11.775   11.580 9301.010   11.580   10.404
    9301   11.031    1.000   -2.920   11.601   11.354 9301.080   11.354   10.410
    9302   11.163    1.000   -2.830   11.826   11.666 9301.150   11.666   10.416
    9303   11.183    1.000   -2.770   11.804   11.755 9301.220   11.755   10.422
    9304   11.170    1.000   -2.770   11.883   11.702 9301.290   11.702   10.427
    9305   11.289    1.000   -2.740   12.164   11.905 9302.050   11.905   10.433
    9306   11.215    1.000   -2.730   12.052   11.730 9302.120   11.730   10.438
    9307   11.058    1.000   -2.710   11.778   11.317 9302.190   11.317   10.444
    9308   11.147    1.000   -2.690   12.033   11.508 9302.260   11.508   10.449
    9309   11.231    1.000   -2.710   12.113   11.686 9303.050   11.686   10.454
    9310   11.300    1.000   -2.670   12.220   11.755 9303.120   11.755   10.460
    9311   11.282    1.000   -2.660   12.236   11.694 9303.190   11.694   10.465
    9312   11.269    1.000   -2.650   12.177   11.690 9303.260   11.690   10.471
    9313   11.182    1.000   -2.660   12.010   11.552 9304.020   11.552   10.476
    9314   11.207    1.000   -2.670   12.029   11.459 9304.090   11.459   10.481
    9315   11.276    1.000   -2.640   12.229   11.568 9304.160   11.568   10.487
    9316   11.194    1.000   -2.630   11.911   11.402 9304.230   11.402   10.492
    9317   11.228    1.000   -2.610   12.004   11.508 9304.300   11.508   10.497
    9318   11.311    1.000   -2.620   12.069   11.710 9305.070   11.710   10.502
    9319   11.289    1.000   -2.590   12.001   11.633 9305.140   11.633   10.508
    9320   11.399    1.000   -2.600   12.179   11.852 9305.210   11.852   10.513
    9321   11.463    1.000   -2.590   12.305   12.006 9305.280   12.006   10.518
    9322   11.490    1.000   -2.620   12.308   11.880 9306.040   11.880   10.523
    9323   11.424    1.000   -2.620   12.239   11.730 9306.110   11.730   10.529
    9324   11.398    1.000   -2.620   12.148   11.718 9306.180   11.718   10.534
    9325   11.448    1.000   -2.620   12.262   11.856 9306.250   11.856   10.539
    9326   11.479    1.000   -2.630   12.220   12.059 9307.020   12.059   10.545
    9327   11.492    1.000   -2.630   12.290   12.002 9307.090   12.002   10.550
    9328   11.480    1.000   -2.640   12.231   11.905 9307.160   11.905   10.555
    9329   11.488    1.000   -2.630   12.275   11.815 9307.230   11.815   10.561
    9330   11.535    1.000   -2.650   12.310   11.998 9307.300   11.998   10.566
    9331   11.599    1.000   -2.650   12.332   12.103 9308.060   12.103   10.571
    9332   11.628    1.000   -2.640   12.379   12.132 9308.130   12.132   10.577
    9333   11.724    1.000   -2.640   12.551   12.342 9308.200   12.342   10.582
    9334   11.762    1.000   -2.640   12.679   12.379 9308.270   12.379   10.587
    9335   11.797    1.000   -2.640   12.707   12.500 9309.030   12.500   10.593
    9336   11.779    1.000   -2.640   12.725   12.395 9309.100   12.395   10.598
    9337   11.747    1.000   -2.640   12.652   12.290 9309.170   12.290   10.603
    9338   11.816    1.000   -2.650   12.626   12.456 9309.240   12.456   10.609
    9339   11.876    1.000   -2.650   12.733   12.581 9310.010   12.581   10.614
    9340   11.880    1.000   -2.680   12.713   12.464 9310.080   12.464   10.620
    9341   12.003    1.000   -2.640   12.973   12.731 9310.150   12.731   10.625
    9342   11.920    1.000   -2.650   12.808   12.444 9310.220   12.444   10.630
    9343   11.954    1.000   -2.640   12.940   12.589 9310.290   12.589   10.636
    9344   11.853    1.000   -2.660   12.718   12.269 9311.050   12.269   10.641
    9345   11.946    1.000   -2.650   12.886   12.585 9311.120   12.585   10.647
    9346   11.833    1.000   -2.670   12.815   12.294 9311.190   12.294   10.652
    9347   11.843    1.000   -2.670   12.835   12.330 9311.260   12.330   10.658
    9348   11.916    1.000   -2.690   12.892   12.273 9312.030   12.273   10.663
    9349   11.912    1.000   -2.690   12.872   12.269 9312.100   12.269   10.669
    9350   11.918    1.000   -2.690   12.947   12.310 9312.170   12.310   10.674
    9351   11.939    1.000   -2.710   12.981   12.249 9312.240   12.249   10.680
    9352   12.008    1.000   -2.720   12.962   12.253 9312.310   12.253   10.685
    9401   12.046    1.000   -2.750   13.064   12.253 9401.070   12.253   10.691
    9402   12.111    1.000   -2.710   13.210   12.262 9401.140   12.262   10.696
    9403   12.115    1.000   -2.690   13.212   12.266 9401.210   12.266   10.702
    9404   12.162    1.000   -2.680   13.329   12.262 9401.280   12.262   10.707
    9405   12.083    1.000   -2.680   13.088   12.292 9402.040   12.292   10.713
    9406   12.108    1.000   -2.710   13.106   12.271 9402.110   12.271   10.718
    9407   12.117    1.000   -2.750   13.043   12.275 9402.180   12.275   10.724
    9408   12.083    1.000   -2.770   13.004   12.271 9402.250   12.271   10.730
    9409   12.104    1.000   -2.790   12.974   12.279 9403.040   12.279   10.735
    9410   12.137    1.000   -2.810   13.028   12.275 9403.110   12.275   10.741
    9411   12.226    1.000   -2.830   13.164   12.284 9403.180   12.284   10.747
    9412   12.087    1.000   -2.860   12.878   12.279 9403.250   12.279   10.753
    9413   11.842    1.000   -2.930   12.471   12.288 9404.010   12.288   10.759
    9414   11.934    1.000   -2.970   12.515   12.292 9404.080   12.292   10.765
    9415   11.856    1.000   -3.000   12.497   12.301 9404.150   12.301   10.771
    9416   11.825    1.000   -3.040   12.545   12.301 9404.220   12.301   10.777
    9417   11.922    1.000   -3.130   12.644   12.301 9404.290   12.301   10.783
    9418   11.888    1.000   -3.150   12.565   12.314 9405.060   12.314   10.790
    9419   11.799    1.000   -3.240   12.469   12.310 9405.130   12.310   10.796
    9420   11.932    1.000   -3.310   12.779   12.305 9405.200   12.305   10.803
    9421   11.968    1.000   -3.470   12.854   12.310 9405.270   12.310   10.810
    9422   12.009    1.000   -3.510   12.940   12.310 9406.030   12.310   10.817
    9423   11.964    1.000   -3.570   12.906   12.319 9406.100   12.319   10.824
    9424   11.967    1.000   -3.590   12.907   12.327 9406.170   12.327   10.832
    9425   11.737    1.000   -3.630   12.474   12.340 9406.240   12.340   10.839
    9426   11.808    1.000   -3.640   12.577   12.340 9407.010   12.340   10.847
    9427   11.856    1.000   -3.700   12.679   12.345 9407.080   12.345   10.854
    9428   11.936    1.000   -3.750   12.816   12.349 9407.150   12.349   10.862
    9429   11.902    1.000   -3.780   12.794   12.345 9407.220   12.345   10.870
    9430   11.967    1.000   -3.800   12.946   12.345 9407.290   12.345   10.878
    9431   11.956    1.000   -3.830   12.920   12.358 9408.050   12.358   10.886
    9432   12.037    1.000   -3.850   13.064   12.362 9408.120   12.362   10.894
    9433   12.084    1.000   -3.880   13.121   12.371 9408.190   12.371   10.902
    9434   12.222    1.000   -4.030   13.414   12.362 9408.260   12.362   10.910
    9435   12.197    1.000   -4.080   13.342   12.380 9409.020   12.380   10.918
    9436   12.188    1.000   -4.120   13.269   12.384 9409.090   12.384   10.927
    9437   12.243    1.000   -4.140   13.362   12.388 9409.160   12.388   10.935
    9438   12.098    1.000   -4.170   13.042   12.388 9409.230   12.388   10.944
    9439   12.130    1.000   -4.200   13.135   12.397 9409.300   12.397   10.953
    9440   12.034    1.000   -4.260   12.927   12.397 9410.070   12.397   10.962
    9441   12.193    1.000   -4.290   13.332   12.397 9410.140   12.397   10.971
    9442   12.172    1.000   -4.310   13.220   12.406 9410.210   12.406   10.980
    9443   12.277    1.000   -4.350   13.480   12.410 9410.280   12.410   10.989
    9444   12.164    1.000   -4.400   13.160   12.428 9411.040   12.428   10.998
    9445   12.162    1.000   -4.410   13.169   12.428 9411.110   12.428   11.007
    9446   12.161    1.000   -4.500   13.152   12.432 9411.180   12.432   11.016
    9447   12.015    1.000   -4.770   12.897   12.441 9411.250   12.441   11.026
    9448   12.030    1.000   -4.840   12.933   12.445 9412.020   12.445   11.036
    9449   11.891    1.000   -4.910   12.760   12.452 9412.090   12.452   11.046
    9450   12.042    1.000   -4.970   13.105   12.465 9412.160   12.465   11.057
    9451   12.100    1.000   -5.040   13.142   12.470 9412.230   12.470   11.067
    9452   12.136    1.000   -5.120   13.133   12.488 9412.300   12.488   11.078
    9501   12.126    1.000   -5.180   13.181   12.488 9501.060   12.488   11.089
    9502   12.210    1.000   -5.180   13.339   12.492 9501.130   12.492   11.100
    9503   12.187    1.000   -5.160   13.312   12.510 9501.200   12.510   11.111
    9504   12.199    1.000   -5.170   13.479   12.515 9501.270   12.515   11.122
    9505   12.320    1.000   -5.230   13.723   12.520 9502.030   12.520   11.133
    9506   12.395    1.000   -5.370   13.810   12.601 9502.100   12.601   11.144
    9507   12.382    1.000   -5.430   13.832   12.538 9502.170   12.538   11.155
    9508   12.432    1.000   -5.480   14.015   12.642 9502.240   12.642   11.167
    9509   12.459    1.000   -5.490   13.945   12.673 9503.030   12.673   11.179
    9510   12.479    1.000   -5.490   14.071   12.682 9503.100   12.682   11.191
    9511   12.557    1.000   -5.500   14.249   12.750 9503.170   12.750   11.202
    9512   12.647    1.000   -5.520   14.413   12.886 9503.240   12.886   11.214
    9513   12.652    1.000   -5.530   14.412   12.900 9503.310   12.900   11.226
    9514   12.685    1.000   -5.580   14.584   12.949 9504.070   12.949   11.238
    9515   12.801    1.000   -5.530   14.673   13.139 9504.140   13.139   11.250
    9516   12.738    1.000   -5.540   14.660   12.986 9504.210   12.986   11.262
    9517   12.858    1.000   -5.510   14.847   13.171 9504.280   13.171   11.274
    9518   12.907    1.000   -5.530   15.011   13.130 9505.050   13.130   11.286
    9519   13.021    1.000   -5.510   15.176   13.384 9505.120   13.384   11.298
    9520   12.997    1.000   -5.520   15.000   13.334 9505.190   13.334   11.310
    9521   13.060    1.000   -5.510   15.137   13.447 9505.260   13.447   11.322
    9522   13.142    1.000   -5.510   15.401   13.578 9506.020   13.578   11.334
    9523   13.163    1.000   -5.500   15.277   13.601 9506.090   13.601   11.346
    9524   13.297    1.000   -5.490   15.629   13.877 9506.160   13.877   11.358
    9525   13.474    1.000   -5.490   15.923   14.148 9506.230   14.148   11.370
    9526   13.407    1.000   -5.460   15.788   13.995 9506.300   13.995   11.381
    9527   13.623    1.000   -5.470   16.133   14.393 9507.070   14.393   11.393
    9528   13.717    1.000   -5.420   16.243   14.547 9507.140   14.547   11.405
    9529   13.563    1.000   -5.340   16.069   14.221 9507.210   14.221   11.417
    9530   13.770    1.000   -5.320   16.347   14.660 9507.280   14.660   11.429
    9531   13.702    1.000   -5.310   16.239   14.510 9508.040   14.510   11.441
    9532   13.726    1.000   -5.290   16.136   14.583 9508.110   14.583   11.452
    9533   13.879    1.000   -5.270   16.263   14.940 9508.180   14.940   11.464
    9534   13.840    1.000   -5.270   16.297   14.868 9508.250   14.868   11.475
    9535   13.884    1.000   -5.250   16.414   14.967 9509.010   14.967   11.487
    9536   14.079    1.000   -5.250   16.679   15.352 9509.080   15.352   11.499
    9537   14.106    1.000   -5.240   16.998   15.365 9509.150   15.365   11.510
    9538   14.096    1.000   -5.250   16.959   15.352 9509.220   15.352   11.522
    9539   14.103    1.000   -5.210   17.045   15.329 9509.290   15.329   11.533
    9540   14.022    1.000   -5.290   16.997   15.031 9510.060   15.031   11.545
    9541   14.082    1.000   -5.200   17.064   15.171 9510.130   15.171   11.557
    9542   14.088    1.000   -5.210   17.159   15.184 9510.200   15.184   11.568
    9543   14.000    1.000   -5.200   16.940   14.863 9510.270   14.863   11.580


                                        Risk-adjusted
Rightime MidCap Fund                    comparison of change
Balanced Reference Index                in value of $10,000
  (50% Lipper/50% Money Market)         investment in the
Money Market Fund Index                 Rightime MidCap
                                        Fund, Balanced
                                        Reference Index (50%
                                        Lipper/50% Money
                                        Market), and Money
                                        Market Fund Index




                                                                                        Oficers
Rightime                                                                          and Directors
Family of Funds                                                                     of the Fund
-----------------------------------------------------------------------------------------------

Name                                Position and Office        Principal Occupation
and Address                         with the Fund              during the past five years
----------------------------        ----------------------     ---------------------------------
David J. Rights*                    Chairman of the Board,     Consultant to Lincoln Investment
1095 Rydal Road                     President, and                 Planning, Inc., a registered
Rydal, Pa. 19406                    Treasurer                      investment advisor and broker
                                                                   dealer. Since May 1981,
                                                                   President of Rightime
                                                                   Econometrics, Inc., a
                                                                   registered investment
                                                                   advisor.

Edward S. Forst Sr.*                Director, Vice-President   Chairman of the Board,
The Forst Pavilion                  and Secretary                Lincoln Investment lanning
218 Glenside Avenue                                              Inc., a registered investment
Wyncote, Pa 19805                                                advisor and broker dealer.

Francis X. Barrett                  Director                   Director and Member of the
Reading, Pa 19805                                                Finance and Pension Committee,
                                                                 Sacred Heart Hospital,
                                                                 Formerly, Executive Director,
                                                                 National Catholic Education
                                                                 Association, Pastor, Church
                                                                 of Holy Guardian Angels,
                                                                 Reading, PA.

Dr. Winifred L. Tillery             Director                   Superintendent of Schools,
Mt. Laurel, NJ 08054                                             Camden City, New Jersey.

Dr. Carol A. Wacker                 Director                   Former Assistant Superintendent
Encinitas, CA 92024                                              for Senior High Schools, the
                                                                 Philadelphia School District.

--------------
* "Interested" director as defined
   in the Investment Company Act
   of 1940.


The Rightime Family of Funds
  The Forst Pavilion
  218 Glenside Ave.
  Wyncote, PA 19095-1594

Client Services Department
  215-887-8111, Press 2
  800-242-1421

Administrator
  Rightime Administrators Inc.
  The Forst Pavilion
  218 Glenside Ave.
  Wyncote, PA 19095-1594

Investment Advisor
  Rightime Econometrics Inc.
  1095 Rydal Road
  Rydal, PA 19046

Distributor
  Lincoln Investment Planning, Inc.
  The Forst Pavilion
  218 Glenside Ave.
  Wyncote, PA 19095-1595

Custodian
  CoreStates Bank N.A.
  Broad & Chestnut Streets
  Philadelphia, PA 19101

Transfer Agent
  Lincoln Investment Planning, Inc.
  The Forst Pavilion
  218 Glenside Ave.
  Wyncote, PA 19095-1595

Legal Counsel
  Stradley, Ronon, Stevens & Young
  2600 One Commerce Square
  Philadelphia, PA 19103

Auditors
  Tait, Weller & Baker
  Two Penn Center, Suite 700
  Philadelphia, PA 19102



Table of Contents
Portfolios
The Rightime Fund                                               3
The Rightime Government Securities Fund                         5
The Rightime Blue Chip Fund                                     6
The Rightime Social Awareness Fund                             15
The Rightime MidCap Fund                                       18
Financial Statements
Statements of Assets & Liabilities                             26
Statements of Operations                                       28
Statements of Changes in Net Assets                            30
Financial Highlights                                           32
Notes to Financial Statements
Notes & Schedules                                              34
Report of Independent Certified Public Accountants             39
Portfolio Comparisons
Rightime Fund                                                  40
Rightime Government Securities Fund                            42
Rightime Blue Chip Fund                                        44
Rightime Social Awareness Fund                                 46
Rightime MidCap Fund                                           48




Annual Report

October 31, 1995

The Rightime Fund

The Rightime Government Securities Fund

The Rightime Blue Chip Fund

The Rightime Social Awareness Fund

The Rightime MidCap Fund


PART C



ITEM 24.  Financial Statements and Exhibits
          ---------------------------------
     (a)  Financial Statements for the Rightime Fund, Inc.:

          (1)     Statement of Net Assets - October 31, 1995

          (2)     Statement of Operations for the year ended October 31,
                  1995

          (3) Statement of Changes in Net Assets for the year ended October 31, 1995

          (4)     Financial Highlights September 17, 1985 to October 31,
                  1995

          (5)     Report of Independent Accountants dated
                  November 21, 1995

          (6)     Notes to Financial Statements

Financial Statements for the Rightime Fund, Inc. are in Part B of this Post-effective Amendment.

(b)      Exhibits:

(1)                Articles of Incorporation of Registrant
                  (Exhibit to Form N-1A filed 2/19/85);*
                  Articles Supplementary establishing The Rightime Government Securities Fund (Exhibit to Post-effective Amendment No. 4 to Form N-1A);*
                  Articles Supplementary establishing The Rightime Blue Chip Fund (Exhibit to Post-effective Amendment No. 7 to Form N-1A);*
                  Articles Supplementary establishing The Rightime Growth Fund (Exhibit to Post-effective Amendment No. 11 to Form N-1A);*
                  Articles Supplementary establishing The Rightime Social Awareness Fund (Exhibit to Post-effective Amendment
                  No. 13 to Form N-1A);*
                  Articles Supplementary establishing The Rightime MidCap Fund (Exhibit to Post-effective Amendment No. 16 to Form N-1A):*

(2)      Bylaws of Registrant
         (Exhibit to Form N-1A filed 2-19-85);*

(3)      Not applicable;

(4)      (a)     Specimen of Capital Stock
                 Certificate of The Rightime Series of Registrant
                 (Exhibit to Post-effective Amendment No. 2 to
                 Form N-1A);*

         (b)     Specimen of Capital Stock Certificate of
                 The Rightime Government Securities Series
                 (Exhibit to Post-effective Amendment No. 4 to
                 Form N-1A);

         (c)     Specimen of Capital Stock Certificate of
                 The Rightime Blue Chip Fund Series (Exhibit to
                 Post-effective Amendment No. 7 to Form N-1A);*

         (d)     Specimen of Capital Stock Certificate of
                 The Rightime Growth Fund Series (Exhibit to
                 Post-effective Amendment No. 11 to Form N-1A);*

         (e)     Specimen of Capital Stock Certificate of
                 The Rightime Social Awareness Fund (Exhibit to
                 Post-effective Amendment No. 13 to Form N-1A);*

         (f)     Specimen of Capital Stock Certificate of
                 The Rightime MidCap Fund (Exhibit to Post-effective Amendment No. 16 to Form N-1A);*

(5)      (a)     Investment Advisory Agreement
                 between Registrant and Rightime Econometrics,
                 Inc. for The Rightime Series (Exhibit to Form
                 N-1A filed 2/19/85);*

         (b)     Investment Advisory Agreement between
                 Registrant and Rightime Econometrics, Inc. for
                 The Rightime Government Securities Series
                 (Exhibit to Post-effective Amendment No. 4 to
                 Form N-1A);*

         (c)     Investment Advisory Agreement between
                 Registrant and Rightime Econometrics, Inc. for
                 The Rightime Blue Chip Fund Series (Exhibit to
                 Post-effective Amendment No. 7 to Form N-1A);*

         (d)     Investment Advisory Agreement between
                 Registrant and Rightime Econometrics, Inc. for
                 The Rightime Growth Fund Series (Exhibit to
                 Post-effective Amendment No. 11 to Form N-1A);*

         (e)     Investment Advisory Agreement Between
                 Registrant and Rightime Econometrics for The
                 Rightime Social Awareness Fund (Exhibit to
                 Post-effective Amendment No. 13 to Form N-1A);

         (f)     Investment Advisory Agreement between
                 Registrant and Rightime Econometrics, Inc. for
                 The Rightime MidCap Fund (Exhibit to Post-effective Amendment No. 16 to Form N-1A);*

(6)      (a)     Distribution Agreement between
                 Registrant and Lincoln Investment Planning, Inc.
                 for The Rightime Series (Exhibit to
                 Pre-effective Amendment No. 1 to Form N-1A);*

         (b) Distribution Agreement between Registrant and Lincoln Investment Planning, Inc. for The Rightime Government Securities Series (Exhibit to Post-effective Amendment No. 4 to Form N-1A);*

         (c) Distribution Agreement between Registrant and Lincoln Investment Planning, Inc. for The Rightime Blue Chip Fund Series (Exhibit to Post-effective Amendment No. 7 to Form N-1A);*

         (d)     Amended Distribution Agreement between
                 Registrant and Lincoln Investment Planning, Inc.
                 for the Rightime Government Securities Series
                (Exhibit to Post-effective Amendment No. 9 to
                 Form N-1A);*

         (e) Distribution Agreement between Registrant and Lincoln Investment Planning, Inc. for The
                 Rightime Growth Fund (Exhibit to Post-effective
                 Amendment No. 11 to Form N-1A);*

         (f) Distribution Agreement between Registrant Lincoln investment Planning, Inc. for The Rightime Social Awareness Fund. (Exhibit to Post-effective Amendment No. 13 to Form N-1A);*

         (g) Distribution Agreement between Registrant and Lincoln Investment Planning, Inc. for The
                 Rightime MidCap Fund (Exhibit to Post-effective
                 Amendment No. 16 to Form N-1A);*

(7)              Not applicable;

(8)      (a)     Agreement between Registrant and
                 First Pennsylvania Bank, N.A. for custodial services for The Rightime Series (Exhibit to
                 Form N-1A filed 2/19/85);*

         (b) Agreement between Registrant and Investors Fiduciary Trust Company for custodial services for The Rightime Government Securities Series (Exhibit to Post-effective Amendment No. 4 to Form N-1A);*

         (c)     Agreement between Registrant and First
                 Pennsylvania Bank, N.A. for custodial services for The Rightime Blue Chip Fund Series (Exhibit to Post-effective Amendment No. 7 to Form
                 N-1A);*

                 (i) Agreement between Registrant and First Pennsylvania Bank, N.A. for Transfer Agent and Dividend Disbursing Agent services for The Rightime Series (Exhibit to Form N-1A filed 2/19/85);*

                 (ii)    Amendment of the Transfer Agent/Dividend
                         Disbursing Agent Agreement (Exhibit to
                         Post-effective Amendment No. 2 to Form
                         N-1A);*

        (d)      Transfer and Dividend Disbursing Agency
                 Agreement between Registrant and Lincoln
                 Investment Planning (Exhibit to Post-effective
                 Amendment No. 4 to Form N-1A);*

        (e)      Agreement between Registrant and
                 Philadelphia National Bank for custodial services (Exhibit to Post-effective Amendment
                 No. 11 to Form N-1A);*

        (f) Amendment to Custodian Agreement (Exhibit to Post-effective Amendment No. 13 to Form
                 N-1A);*

        (g) Amendment to Custodian Agreement (Exhibit to Post-effective Amendment No. 16 to Form N-1A);*

(9)     (a)      Administration Agreement between
                 Registrant and Rightime Administrators, Inc. for
                 The Rightime Series (Exhibit to Pre-effective
                 Amendment No. 1 to Form N-1A);*

        (b) Administration Agreement between Registrant and Rightime Administrators, Inc. for The Rightime Government Securities Series (Exhibit to Post-effective Amendment No. 4 to Form N-1A);*

        (c) Administration Agreement between Registrant and Rightime Administrators, Inc. for The Rightime Blue Chip Fund series (Exhibit to Post-effective Amendment No. 7 to Form N-1A);*

        (d)      Services Agreement between Rightime
                 Administrators, Inc. and Lincoln Investment
                 Planning, Inc. (Exhibit to Form N-1A filed
                 2/19/85);*

        (e)      (i)     Accounting Services Agreement
                         between Rightime Administrators, Inc. and
                         First Pennsylvania Bank, N.A. (Exhibit to
                         Post-effective Amendment No. 2 to Form
                         N-1A);*

                 (ii)    Amendment of the Accounting Services
                         Agreement (Exhibit to Post-effective
                         Amendment No. 2 to Form N-1A);*

        (f) Administration Agreement between Registrant and Rightime Administrators, Inc. for The
                 Rightime Growth Fund (Exhibit to Post-effective
                 Amendment No. 11 to Form N-1A);*

        (g) Administration Agreement between Registrant and Rightime Administrators, Inc. for The Rightime Social Awareness Fund (Exhibit to Post-effective Amendment No. 13 to Form N-1A);*

        (h) Administration Agreement between Registrant and Rightime Administrators, Inc. for The Rightime MidCap Fund, Inc. (Exhibit to Post-effective Amendment No. 16 to Form N-1A);*

(10)    Opinion of Messrs. Stradley, Ronon, Stevens &
        Young, Legal counsel for the Registrant filed with Rule 24f-2 Notice on or about December 20, 1994;*

(11)    Consent of the Auditors;

(12)    Not applicable;

(13)    Undertaking of the initial shareholders
        (Exhibit to Pre-effective Amendment No.
        1 to Form N-1A);*

(14)    Not Applicable

(15)    (a)     Plan approved by Board of Directors
                pursuant to Rule 12b-1 for The Rightime Series
                (Exhibit to Form N-1A filed 2/19/85);*

        (b)     Plan approved by Board of Directors
                pursuant to Rule 12b-1 for The Rightime
                Government Securities Series (Exhibit to
                Post-effective Amendment No. 4 to Form N-1A);*

        (c)     Plan approved by Board of Directors
                pursuant to Rule 12b-1 for The Rightime Blue
                Chip Fund Series (Exhibit to Post-effective
                Amendment No. 7 to Form N-1A);*

        (d)     Plan approved by Board of Directors
                pursuant to Rule 12b-1 for The Rightime Growth
                Fund Series (Exhibit to Post-Effective Amendment
                No.11 to Form N-1A).

        (e)     Plan approved by Board of Directors
                pursuant to Rule 12b-1 for The Rightime Social
                Awareness Fund Series (Exhibit to Post-effective
                Amendment No. 13 to Form N-1A);*

        (f)     Amendment No. 1 to 12b-1 Plan for The
                Rightime Series (Exhibit to Post-effective
                Amendment No. 15 to Form N-1A);*

        (g)     Amendment No. 1 to 12b-1 Plan for The
                Rightime Government Securities Series (Exhibit to Post-effective Amendment No. 15 to Form N-1A);*

        (h)     Amendment No. 1 to 12b-1 Plan for The
                Rightime Blue Chip Fund Series (Exhibit to Post-effective Amendment No. 15 to Form N-1A);*

        (i)     Amendment No. 1 to 12b-1 Plan for The
Rightime Growth Fund Series (Exhibit to Post-effective Amendment No. 15 to Form N-1A);*

        (j)     Amendment No. 1 to 12b-1 Plan for The
                Rightime Social Awareness Fund Series (Exhibit to Post-effective Amendment No. 15 to Form N-1A);*

        (k)     Plan approved by Board of Directors
                pursuant to Rule 12b-1 for The Rightime MidCap
                Fund Series (Exhibit to Post-effective Amendment
                No. 16 to Form N-1A);*

(16)      Computation of Performance Quotations;

* Previously filed with this registration statement and incorporated herein by reference.

ITEM 25.     Persons Controlled By or Under Common Control of the
             ----------------------------------------------------
             Registrant
             ----------

             NONE

ITEM 26.     Number of Holders of Securities
             -------------------------------

            The number of record holders of each class of securities of the Registrant as of February 15, 1996, is as follows:

               (1)                                 (2)
          Title of class                 Number of Record Holders
          --------------                 ------------------------
Common stock $.01 par value:

     The Rightime Fund                            8,356
                                                 ------
     The Rightime Blue Chip Fund                 16,600
                                                 ------
     The Rightime Social Awareness Fund             895
                                                 ------
     The Rightime MidCap Fund                     5,596
                                                 ------
     The Rightime Government Securities Fund      1,943
                                                 ------

ITEM 27.     Indemnification
             ---------------

          The Articles and Bylaws of the Registrant, and other instruments by which the Registrant is administered, do not contain any provisions or references to indemnification. The Board of Directors has been advised of the provisions of Sections 17(h) and (i) of the Act, ICA Release Number 11330 and relevant portions of ICA Release number 7221.

          Reference is hereby made to the Maryland Corporations and Associations Annotated Code, Section 2-418 (1983), which contains various provisions authorizing Maryland Corporations to indemnify various persons.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

ITEM 28.     Business and Other Connections of Investment Advisor
             -----------------------------------------------------
          The principal business of Rightime Econometrics, Inc. is to provide investment counsel and advice to individual and institutional investors.

ITEM 29.     Principal Underwriters
             ----------------------

          (a) Lincoln Investment Planning, Inc., the only principal underwriter of the Registrant, does not act as principal underwriter, depositor or investment advisor to any other investment company.

          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to
Item 21 of Part B:

                            Position and               Position and
Name and Principal          Officers with              Offices with
Business Address             Underwriter                 Registrant
-----------------          ----------------            --------------

Edward S. Forst, Sr.         Chairman                  Vice President
Lincoln Investment                                     and Secretary
  Planning, Inc.
218 Glenside Ave.
Wyncote, PA  19095-1595

Edward S. Forst, Jr.         President                        N/A
Lincoln Investment
  Planning, Inc.
218 Glenside Avenue
Wyncote, PA  19095-1595

Karen O'Neill                 Secretary                       N/A
Lincoln Investment
  Planning, Inc.
218 Glenside Avenue
Wyncote, PA  19095-1595

Thomas Forst                Vice President               Assistant
Lincoln Investment                                       Secretary
  Planning, Inc.
218 Glenside Avenue
Wyncote, PA 19095-1595

Harry S. Forst               Treasurer                       N/A
Lincoln Investment
  Planning, Inc.
218 Glenside Avenue
Wyncote, PA 29095-1595

          (c)     Not applicable.




ITEM 30.     Location of Accounts and Records
             --------------------------------

          Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of:

               Advisor
               -------
                 Rightime Econometrics, Inc.
                 1095 Rydal Road
                 Rydal, PA 19046-1711


               Underwriter and Transfer Agent
               ------------------------------
                 Lincoln Investment Planning, Inc.
                 218 Glenside Ave.
                 Wyncote, PA  19095-1595

               Custodian
               ---------
                 CoreStates Bank, NA
                 Broad & Chestnut Sts.
                 Philadelphia, PA  19101

ITEM 31.     Management Services
             -------------------

          All management services are covered in the management agreement between the Registrant and Rightime Econometrics, Inc., as discussed in Parts A and B.

ITEM 32.     Undertakings
             ------------

          Not applicable.



                            SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wyncote, Pennsylvania, on the 2nd day of February, 1996.

                                   THE RIGHTIME FUND, INC.


/s/                                By:  David J. Rights
                                        ---------------
                                        David J. Rights
                                        President


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                           TITLE                       DATE

                                    Director, Presi-
                                    dent (Principal
                                    Executive Offi-
                                    cer), and Trea-
                                    surer (Principal
                                    Financial and
/s/David J. Rights                  Accounting Officer)       February 2, 1996
   ---------------
   David J. Rights


/s/Edward S. Forst, Sr.             Director                  February 8, 1996
   -------------------
   Edward S. Forst, Sr.


/s/Francis X. Barrett               Director                  February 3, 1996
   -----------------
   Francis X. Barrett


/s/Winifred L. Tillery              Director                  February 4, 1996
   -------------------
   Winifred L. Tillery


/s/Carol A. Wacker                  Director                  February 3, 1996
   ---------------
   Carol A. Wacker


                                  EXHIBITS
                                  --------

Item No.                                                       Page
--------                                                      ------

24(b)(11)               Consent of the Auditors

24(b)(16)               Schedule for Computation of
                        Performance Quotations

24(b) (17)              Financial Data Schedules